    As filed with the Securities and Exchange Commission on April 14, 2009



                                                             File Nos. 333-54358

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 17


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 200


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson


                                 Vice President


                      MetLife Investors Insurance Company

                            5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680

                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on May 1, 2009 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and (2) Guarantee related to insurance obligations under variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                            METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS A




                                                                     MAY 1, 2009




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.




                               The annuity contract has 40 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 39 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.






AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2):

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):


     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio


     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio


     PIMCO Inflation Protected Bond Portfolio


     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)

     Van Kampen Comstock Portfolio

     Van Kampen Mid Cap Growth Portfolio




METROPOLITAN SERIES FUND, INC.:

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio

         (Class A)

     BlackRock Money Market Portfolio (Class B)


     Davis Venture Value Portfolio (Class E)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

         (formerly Franklin Templeton Small Cap Growth Portfolio)

     Met/Dimensional International Small Company Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio




MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio




Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 71 of this prospectus. For a free copy of the SAI, call us at (800) 709-2811, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.




The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2009

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................  5
HIGHLIGHTS..............................  6
FEE TABLES AND EXAMPLES.................  8
1. THE ANNUITY CONTRACT................. 16
     Market Timing...................... 16
2. PURCHASE............................. 17
     Purchase Payments.................. 17
     Termination for Low Account Value   17
  .
     Allocation of Purchase Payments.... 17
     Investment Allocation Restrictions
for Certain
       Riders........................... 18
     Free Look.......................... 20
     Accumulation Units................. 20
     Account Value...................... 21
     Replacement of Contracts........... 21
3. INVESTMENT OPTIONS................... 21
     Transfers.......................... 23
     Dollar Cost Averaging Programs..... 27
     Three Month Market Entry Program... 28
     Automatic Rebalancing Program...... 28
     Description of the MetLife Asset
Allocation
       Program.......................... 28
     Description of the Met/Franklin
Templeton
       Founding Strategy Portfolio...... 29
     Description of the SSgA ETF         29
  Portfolios  .
     Voting Rights...................... 30
     Substitution of Investment Options  30
  .
4. EXPENSES............................. 30
     Product Charges.................... 30
     Account Fee........................ 31
     Lifetime Income Solution and
Guaranteed
       Minimum Income Benefit - Rider    31
  Charge  .
     Guaranteed Withdrawal Benefit -     31
  Rider Charge  .
     Sales Charge....................... 32
     How to Reduce the Sales Charge..... 33
     Premium and Other Taxes............ 33
     Transfer Fee....................... 33
     Income Taxes....................... 34
     Investment Portfolio Expenses...... 34
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 34
     Annuity Date....................... 34
     Annuity Payments................... 34
     Annuity Options.................... 35


     Variable Annuity Payments.......... 36
     Fixed Annuity Payments............. 37
6. ACCESS TO YOUR MONEY................. 37
     Systematic Withdrawal Program...... 38
     Suspension of Payments or           38
  Transfers  .
7. LIVING BENEFITS...................... 38
     Overview of Living Benefit Riders   38
  .
     Guaranteed Income Benefits......... 39
     Description of LIS Plus............ 40
     Description of LIS................. 44
     Guaranteed Withdrawal Benefits..... 45
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 46
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 51
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 52
8. PERFORMANCE.......................... 57
9. DEATH BENEFIT........................ 57
     Upon Your Death.................... 57
     Standard Death Benefit - Principal  58
  Protection  .
     Optional Death Benefit - Annual     58
  Step-Up  .
     Optional Death Benefit -            58
  Compounded-Plus  .
     Additional Death Benefit -
Earnings Preservation
       Benefit.......................... 59
     General Death Benefit Provisions... 60
     Spousal Continuation............... 60
     Death of the Annuitant............. 61
     Controlled Payout.................. 61
10. FEDERAL INCOME TAX STATUS........... 61
     Taxation of Non-Qualified           61
  Contracts  .
     Taxation of Qualified Contracts.... 63
     Puerto Rico Tax Considerations..... 66
     Tax Benefits Related to the Assets
of the Separate
       Account.......................... 67
     Possible Tax Law Changes........... 67
11. OTHER INFORMATION................... 67
     MetLife Investors.................. 67
     The Separate Account............... 68
     Distributor........................ 68
     Selling Firms...................... 68
     Requests and Elections............. 69
     Ownership.......................... 70
     Legal Proceedings.................. 71

  Financial Statements..................  71
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  71
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Description of GMIB................ D-1
APPENDIX E.............................. E-1
     Lifetime Income Solution Plus       E-1
  Examples  .
APPENDIX F.............................. F-1
     Guaranteed Withdrawal Benefit       F-1
  Examples  .
APPENDIX G.............................. G-1
     Death Benefit Examples............. G-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                            PAGE

Account Value............................................................ 21
Accumulation Phase....................................................... 16
Accumulation Unit........................................................ 20
Annual Benefit Payment..................................... 47 and 53
Annuitant................................................................ 71
Annuity Date............................................................. 34
Annuity Options.......................................................... 35
Annuity Payments......................................................... 34
Annuity Units............................................................ 34
Beneficiary.............................................................. 70
Benefit Base............................................................. 52
Business Day............................................................. 17
Fixed Account............................................................ 16
Good Order............................................................... 70
Guaranteed Withdrawal Amount............................................. 53
GWB Withdrawal Rate...................................................... 53
Income Base............................ 40 and Appendix D-1
Income Phase............................................................. 16
Investment Portfolios.................................................... 21
Joint Owners............................................................. 70
Owner.................................................................... 70
Purchase Payment (including Net Purchase Payment)........................ 17
Remaining Guaranteed Withdrawal Amount................................... 47
Separate Account......................................................... 68
Total Guaranteed Withdrawal Amount................................... 46 ^

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits and fixed and variable income options. You can also select the Lifetime Income Solution Plus (LIS Plus) rider or the guaranteed withdrawal benefit (GWB) rider.



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected an LIS rider or the Guaranteed Minimum Income Benefit (GMIB) rider (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.



FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request plus the sales charge. The amount you receive may be more or less than your purchase payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We refund the sales charge but do not refund any other charges or deductions assessed during the free look period. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 709-2811


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



SALES CHARGE (Note 1)                     5.75%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. Sales Charges decline based on your investment. (See "Expenses - Sales Charge.")




                                 Sales Charge as
Your Investment           percentage of purchase payment
----------------------   -------------------------------
Less than $50,000        5.75%
$50,000 - 99,999.99      4.50%
$100,000 - 249,999.99    3.50%
$250,000 - 499,999.99    2.50%
$500,000 - 999,999.99    2.00%
$1,000,000 or greater    1.00%



Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)




Mortality and Expense Charge**               0.50%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       0.75%
Death Benefit Rider Charges (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       1.35%
  Death Benefits+


--------------------------------------------------------------------------------


Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")



*Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")



**We are waiving the following amount of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A).


+This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -

Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES*




LIFETIME INCOME SOLUTION (LIS) RIDER CHARGES
  LIS Plus Prior to Optional Step-Up     1.00% of the Income Base (Note 1)
  LIS Plus Upon Optional Step-Up         1.50% of the Income Base (Note 1)
  (maximum**)
  LIS                                    0.50% of the Income Base (Note 1)
GUARANTEED WITHDRAWAL BENEFIT I RIDER    0.25% of the Guaranteed Withdrawal Amount
CHARGE                                   (Note 2)



--------------------------------------------------------------------------------

*You may only elect one living benefit rider at a time. Certain riders are no longer available for sale. (See "Living Benefits.") Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


**Certain rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")


Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base.


Note 2. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

LIFETIME WITHDRAWAL GUARANTEE RIDER
CHARGES

  Lifetime Withdrawal Guarantee II         0.65% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.25% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum**)
  Lifetime Withdrawal Guarantee II         0.85% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.50% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum**)
  Lifetime Withdrawal Guarantee I          0.50% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee I          0.95% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum**)
  Lifetime Withdrawal Guarantee I          0.70% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 3)
  Step-Up
  Lifetime Withdrawal Guarantee I          1.40% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 3)
  (maximum**)


--------------------------------------------------------------------------------


**Certain rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")


Note 3. The Total Guaranteed Withdawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





                                        Minimum       Maximum
                                        ----          ----

Total Annual Investment Portfolio       0.58%         1.60%
  Operating Expenses (expenses
that are deducted from investment
portfolio assets, including
management fees, 12b-1/service fees,
  and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                              ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                         12B-1/                 FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT    SERVICE      OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES         FEES     EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ ----------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.53%       0.25%       0.02%      0.00%      0.80%        0.00%        0.80%
 American Funds Global Small               0.71%       0.25%       0.03%      0.00%      0.99%        0.00%        0.99%
  Capitalization
 Fund
 American Funds Growth Fund                0.32%       0.25%       0.01%      0.00%      0.58%        0.00%        0.58%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio            0.60%       0.25%       0.09%      0.00%      0.94%        0.00%        0.94%
 BlackRock Large Cap Core Portfolio        0.58%       0.25%       0.04%      0.00%      0.87%        0.00%        0.87%
 Clarion Global Real Estate Portfolio      0.63%       0.25%       0.05%      0.00%      0.93%        0.00%        0.93%
 Dreman Small Cap Value Portfolio          0.79%       0.25%       0.12%      0.00%      1.16%        0.00%        1.16%
 Lazard Mid Cap Portfolio(1)               0.69%       0.25%       0.05%      0.00%      0.99%        0.00%        0.99%
 Lord Abbett Bond Debenture Portfolio      0.50%       0.25%       0.03%      0.00%      0.78%        0.00%        0.78%
 Lord Abbett Growth and Income Portfolio   0.50%       0.25%       0.03%      0.00%      0.78%        0.00%        0.78%
 Lord Abbett Mid Cap Value Portfolio(2)    0.68%       0.25%       0.07%      0.00%      1.00%        0.00%        1.00%
 Met/Franklin Mutual Shares Portfolio      0.80%       0.25%       0.55%      0.00%      1.60%        0.45%        1.15%
 Met/Templeton Growth Portfolio            0.70%       0.25%       0.59%      0.00%      1.54%        0.47%        1.07%
 MFS (Reg. TM) Emerging Markets Equity     0.98%       0.25%       0.15%      0.00%      1.38%        0.00%        1.38%
  Portfolio
 MFS (Reg. TM) Research International      0.70%       0.25%       0.06%      0.00%      1.01%        0.00%        1.01%
  Portfolio
 Oppenheimer Capital Appreciation          0.59%       0.25%       0.04%      0.00%      0.88%        0.00%        0.88%
  Portfolio
 PIMCO Inflation Protected Bond            0.49%       0.25%       0.04%      0.00%      0.78%        0.00%        0.78%
  Portfolio
 PIMCO Total Return Portfolio              0.48%       0.25%       0.05%      0.00%      0.78%        0.00%        0.78%
 Pioneer Fund Portfolio(3)(4)              0.70%       0.00%       0.29%      0.00%      0.99%        0.00%        0.99%
 Pioneer Strategic Income Portfolio        0.60%       0.00%       0.07%      0.00%      0.67%        0.00%        0.67%
 Van Kampen Comstock Portfolio             0.58%       0.25%       0.03%      0.00%      0.86%        0.00%        0.86%
 Van Kampen Mid Cap Growth Portfolio(5)    0.70%       0.25%       0.19%      0.00%      1.14%        0.00%        1.14%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio           0.38%       0.25%       0.05%      0.00%      0.68%        0.01%        0.67%
 BlackRock Legacy Large Cap Growth         0.73%       0.00%       0.05%      0.00%      0.78%        0.01%        0.77%
 Portfolio
 BlackRock Money Market Portfolio(6)       0.32%       0.25%       0.02%      0.00%      0.59%        0.01%        0.58%
 Davis Venture Value Portfolio             0.70%       0.15%       0.03%      0.00%      0.88%        0.04%        0.84%
 Loomis Sayles Small Cap Growth            0.90%       0.25%       0.13%      0.00%      1.28%        0.06%        1.22%
  Portfolio
 Met/Dimensional International Small       0.82%       0.25%       0.44%      0.00%      1.51%        0.11%        1.40%
 Company Portfolio(7)
 MFS (Reg. TM) Total Return Portfolio      0.53%       0.25%       0.05%      0.00%      0.83%        0.00%        0.83%
 MFS (Reg. TM) Value Portfolio             0.72%       0.25%       0.08%      0.00%      1.05%        0.07%        0.98%
 Oppenheimer Global Equity Portfolio       0.52%       0.25%       0.09%      0.00%      0.86%        0.00%        0.86%

                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        PORTFOLIO
                                                                                                                        EXPENSES
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL    INCLUDING
                                                                                    FUND       ANNUAL      EXPENSE     EXPENSES OF
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     UNDERLYING
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   PORTFOLIOS
                                         ------------ --------------- ---------- ---------- ----------- ------------- ------------
MET INVESTORS SERIES TRUST -
 METLIFE ASSET ALLOCATION PROGRAM

 MetLife Defensive Strategy Portfolio(8)   0.08%        0.25%          0.02%      0.60%      0.95%       0.00%         0.95%
 MetLife Moderate Strategy Portfolio(8)    0.07%        0.25%          0.00%      0.63%      0.95%       0.00%         0.95%
 MetLife Balanced Strategy Portfolio(8)    0.06%        0.25%          0.00%      0.67%      0.98%       0.00%         0.98%
 MetLife Growth Strategy Portfolio(8)      0.06%        0.25%          0.00%      0.71%      1.02%       0.00%         1.02%
 MetLife Aggressive Strategy               0.09%        0.25%          0.01%      0.74%      1.09%       0.00%         1.09%
  Portfolio(8)
MET INVESTORS SERIES TRUST -
 FRANKLIN TEMPLETON ASSET ALLOCATION
 PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.08%      0.89%      1.27%       0.08%         1.19%
  Strategy
 Portfolio(9)
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF                0.33%        0.25%          0.08%      0.20%      0.86%       0.03%         0.83%
 Portfolio(2)(3)(10)
 SSgA Growth ETF Portfolio(1)(3)(10)       0.33%        0.25%          0.08%      0.21%      0.87%       0.03%         0.84%





The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2009, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2010 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2008.


(1) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.


(2) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.


(3) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year.


(4) Other Expenses include 0.01% of deferred expense reimbursement from a prior period.


(5) Other Expenses include 0.08% of deferred expense reimbursement from a prior period.


(6) Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.


(7) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2009.


(8) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(9) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(10) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit - Earnings Preservation Benefit and the Lifetime Income Solution Plus rider (assuming the maximum 1.50% charge applies in all contract years), regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,016      (a)$1,925      (a)$2,869      (a)$5,394
    minimum         (b)$920      (b)$1,642      (b)$2,407      (b)$4,529




CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, a Lifetime Income Solution rider or a Guaranteed Withdrawal Benefit rider, regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$802      (a)$1,274      (a)$1,771      (a)$3,125
    minimum       (b)$706        (b)$981      (b)$1,277      (b)$2,114






The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the year your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)



As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit - Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. A NET PURCHASE PAYMENT is a purchase payment less the sales charge. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.



o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial purchase payment we will accept is $2,000.



o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your net purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.



Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first net purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or, if unable to obtain such instructions, we will return your purchase payment to you.



If you choose the LIS Plus rider, or if you chose the Lifetime Withdrawal Guarantee II rider, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."


If you choose the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the Met/Franklin Templeton Founding Strategy Portfolio, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).



If you make additional net purchase payments, we will allocate them in the same way as your first net purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



ALLOCATION. If you elect the LIS Plus or if you elected the Lifetime Withdrawal

Guarantee II, you must comply with certain investment allocation restrictions.

SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                             ------



(A) You must allocate:



o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio and/or the fixed account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios)


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Growth Strategy Portfolio and the Met/Franklin Templeton Founding Strategy Portfolio.



OR


(B) You must allocate:



o AT LEAST 30% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;


o  UP TO 70% of purchase payments or account value to Platform 2 portfolios;



o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.



For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and/or to the fixed account and you may allocate up to 85% of purchase payments or account value to Platform 2
             ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).)



The investment options in each Platform are:


Platform 1
----------



     BlackRock Bond Income Portfolio


     BlackRock Money Market Portfolio


     PIMCO Inflation Protected Bond Portfolio+


     PIMCO Total Return Portfolio


Platform 2
----------


     American Funds Global Growth Fund

     American Funds Growth Fund


     BlackRock High Yield Portfolio+

     BlackRock Large Cap Core Portfolio+

     BlackRock Legacy Large Cap Growth Portfolio+


     Davis Venture Value Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     Met/Templeton Growth Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MFS (Reg. TM) Research International Portfolio

     MFS (Reg. TM) Total Return Portfolio

     MFS (Reg. TM) Value Portfolio

     Oppenheimer Capital Appreciation Portfolio

     Oppenheimer Global Equity Portfolio

     Pioneer Fund Portfolio

     Pioneer Strategic Income Portfolio


     SSgA Growth and Income ETF Portfolio+

     SSgA Growth ETF Portfolio+


     Van Kampen Comstock Portfolio


Platform 3
----------


     Lazard Mid Cap Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Van Kampen Mid Cap Growth Portfolio


Platform 4
----------


     American Funds Global Small Capitalization Portfolio

     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio


     Loomis Sayles Small Cap Growth Portfolio

     Met/Dimensional International Small Company Portfolio+


     MFS (Reg. TM) Emerging Markets Equity Portfolio



+ These portfolios are not available for investment prior to May 4, 2009.



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.

The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for purchase payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. Unless otherwise required by state law, when you cancel the contract within this "free look" period, you will receive back whatever your contract is worth on the day we receive your request plus the sales charge. This may be more or less than your purchase payment depending upon the performance of the portfolios you allocated your net purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. Except for the sales charge we do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new sales charge for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 39 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the adviser to the subadvisers.)



Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend (including through inclusion of portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of account value to such investment portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information -

Distributor.")



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:


     BlackRock High Yield Portfolio+

     BlackRock Large Cap Core Portfolio+


     Clarion Global Real Estate Portfolio

     Dreman Small Cap Value Portfolio

     Lazard Mid Cap Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Templeton Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio


     PIMCO Inflation Protected Bond Portfolio+


     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)

     Van Kampen Comstock Portfolio

     Van Kampen Mid Cap Growth Portfolio



+ These portfolios are not available for investment prior to May 4, 2009.



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Legacy Large Cap Growth Portfolio

         (Class A)+

     BlackRock Money Market Portfolio (Class B)



     Davis Venture Value Portfolio (Class E)


     Loomis Sayles Small Cap Growth Portfolio (Class B)

         (formerly Franklin Templeton Small Cap Growth Portfolio)

     Met/Dimensional International Small Company Portfolio (Class B)+

     MFS (Reg. TM) Total Return Portfolio (Class B)

     MFS (Reg. TM) Value Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)


+ These portfolios are not available for investment prior to May 4, 2009.




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio




MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio+

     SSgA Growth ETF Portfolio+


+ These portfolios are not available for investment prior to May 4, 2009.



TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the LIS Plus, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the BlackRock High Yield Portfolio, the Clarion Global Real Estate Portfolio, the Dreman Small Cap Value Portfolio, the Lord Abbett Bond Debenture Portfolio, the Met/Templeton Growth Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, the Loomis Sayles Small Cap Growth Portfolio, the Met/Dimensional International Small Company Portfolio, and the Oppenheimer Global Equity Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


The two dollar cost averaging programs are:


1.    STANDARD DOLLAR COST AVERAGING (DCA)


     This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a net purchase payment or account value is allocated to the dollar cost averaging program.



You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the LIS Plus rider or the Lifetime Withdrawal Guarantee II rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent net purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each net purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your net purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for net purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. If you have selected the LIS Plus rider or the Lifetime Withdrawal Guarantee II rider, the fixed account is available for automatic rebalancing.



EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Van Kampen Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Van Kampen Mid Cap Growth Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM



The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.



METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, MetLife Advisers' investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, MetLife Advisers will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, MetLife Advisers will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist MetLife Advisers in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. MetLife Advisers is responsible for paying the consulting fees.


DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by Franklin Templeton, which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio. MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying investment portfolios in which it invests.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large-, mid- and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' sub-adviser, establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/

return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).




MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 0.50% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 0.60% of the average daily asset value of each investment portfolio.



This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.



DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:



      Annual Step-Up Death Benefit         0.20  %
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %


* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each investment portfolio.


Please check with your registered representative regarding which death benefits are available in your state.


ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE



We offer a Lifetime Income Solution (LIS) rider that provides a guaranteed minimum income benefit. There are two different versions of the Lifetime Income Solution under this contract: the LIS Plus and the LIS. Please check with your registered representative regarding whether the LIS Plus is available in your state. Sales of the LIS are suspended until further notice, effective for applications and necessary paperwork received on and after May 4, 2009.


If you select the LIS Plus rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the LIS Plus rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%), or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. For contracts issued prior to February 24, 2009 for which the LIS Plus was elected, the rider charge equals 0.80% of the income base.


If you selected the LIS rider, we assess a charge during the accumulation phase equal to 0.50% of the income base.


For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See Appendix D for a discussion of how the income base for the GMIB rider is calculated at the time the rider charge is assessed.)



The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



We offer an optional Guaranteed Withdrawal Benefit (GWB) that you can select when you purchase the contract. There are three different versions of the GWB under this contract: the Guaranteed Withdrawal Benefit I (GWB I), the Lifetime Withdrawal Guarantee I (LWG I), and the Lifetime Withdrawal Guarantee II (LWG
II). Please check with your registered representative regarding whether the

GWB I is available in your state. The LWG I and LWG II riders are no longer available for purchase.


If you elect the GWB I rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of GWB I").


If you elected the LWG I or LWG II riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The GWB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of such change. If a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the rider charge to the Lifetime Withdrawal Guarantee I rider charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge of 1.25% (Single Life version) or 1.50% (Joint Life version), or
(b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of GWB I") equals zero. If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -
Description of the Lifetime Withdrawal Guarantee" below) equals zero.



SALES CHARGE


We deduct a sales charge from a purchase payment before it is allocated to an investment portfolio and/or the fixed account. The amount of the sales charge depends on your investment on the day we receive your payment. Your investment means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment; (2) any existing account value in this contract; and (3) the account value of any related accounts. Related accounts for this purpose means all annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your registered representative's firm as being related accounts. In most states, for contracts issued after November 7, 2005, the term "related accounts" means all variable annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm) that are associated with the owner's and joint owner's taxpayer identification number and held in account at your registered representative's firm and for which such firm is the broker-dealer of record for the contract.



To ensure that you are charged the lowest sales charge you are eligible for, be sure to ask your account representative whether any of your investment accounts currently qualify as related accounts and provide the representative with all information necessary to make that determination. Additional purchase payments sent directly to MetLife Investors will be included in the calculation used to determine the sales charge breakpoint, however, since related accounts are documented at your account representative's firm, related accounts may not be included in the calculation. To avoid this, send additional purchase payments for this contract through your registered representative. The sales charge is:



                                 Sales Charge as
Your Investment           percentage of purchase payment
----------------------   -------------------------------
Less than $50,000        5.75%
$50,000 - 99,999.99      4.50%
$100,000 - 249,999.99    3.50%
$250,000 - 499,999.99    2.50%
$500,000 - 999,999.99    2.00%
$1,000,000 or greater    1.00%



HOW TO REDUCE THE SALES CHARGE


You may be able to lower the sales charge you pay by indicating in writing to us the total amount of purchase payments you intend to make during a 13-month period. You have 13 months from the date we receive the written indication to make the purchase payments you chose as your goal. We will deduct the sales charge based on the total of the purchase payments to be made during the 13-month period if less than the sales charge as set forth above based on your investment. You are not obligated to reach your purchase payment goal. If you do not make the amount of purchase payments you indicated during the 13-month period, we will deduct an additional charge from your contract in the 14th month equal to the difference between the sales charge determined with the intended purchase payments and the sales charge determined with the actual purchase payments made during the 13 months. Any additional sales charge will be deducted during the 14th month from the investment portfolios and the fixed account in the ratio that they bear to the value of your contract. We reserve the right to modify, suspend or terminate this feature at any time.


In addition, we may reduce or eliminate the amount of the sales charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a sales charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).



When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as the Lifetime Income Solution, the Guaranteed Minimum Income Benefit, or a Guaranteed Withdrawal Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider, and any Guaranteed Principal Adjustment (for the LIS Plus or Lifetime Withdrawal Guarantee riders) that may also be provided by the rider.



ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.



A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments.


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.



Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the



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


remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")




Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata LIS, GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.



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SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS



We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:



Guaranteed Income Benefits
--------------------------


o  Lifetime Income Solution Plus (LIS Plus)


o  Lifetime Income Solution (LIS)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------



o  Guaranteed Withdrawal Benefit I (GWB I)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Lifetime Withdrawal Guarantee II (LWG II)



The GWB I rider is designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.



GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are two different versions of the Lifetime Income Solution under this contract: LIS Plus and LIS. LIS is no longer available for sale, effective for contracts based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009.



(For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB), which is described in Appendix D to this prospectus.)



Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GWB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



FACTS ABOUT THE LIFETIME INCOME SOLUTION RIDERS


INCOME BASE AND LIS ANNUITY PAYMENTS. Under all versions of the LIS, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative LIS Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).



THE LIS ANNUITY TABLE. The LIS Annuity Table is specified in the rider. For LIS Plus in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus in contracts issued before February 24, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For LIS Plus, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise an LIS rider, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the LIS Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If you choose not to receive annuity payments as guaranteed under an LIS rider, you may elect any of the annuity options available under the contract.



OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and LIS annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and LIS annuity payments.



LIS, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The LIS may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the LIS Plus, after an Optional Step-Up) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the LIS. You should consult your tax adviser prior to electing the LIS or LIS Plus rider.



Additionally, the LIS is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The LIS benefit may not be exercised until 10 years after purchase (and, for the LIS Plus, after an Optional Step-Up), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.



(See Appendix E for examples of the LIS riders.)


DESCRIPTION OF LIS PLUS



In states where approved, the version of the LIS Plus described below is available for contracts issued based on applications and necessary information that we receive in good order at our Annuity Service Center on and after May 4, 2009. In order for us to issue you the previous version of this rider (that has different features), we must receive your application and necessary information at our Annuity Service Center, in good order, before the close of the New York Stock Exchange on May 1, 2009.


In states where approved, the LIS Plus rider is available only for owners up through age 78, and you can only elect the LIS Plus at the time you purchase the contract. THE LIS PLUS MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:



    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal; or



         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.



(See section (1) of Appendix E for examples of the calculation of the withdrawal adjustment.)


In determining the LIS Plus annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the income base.



OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE LIS PLUS RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.



You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the LIS Plus rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.



The Optional Step-Up:




(1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;




(2) resets the LIS Plus waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and



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(3)    may reset the LIS Plus rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.



On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LIS Plus, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the LIS Plus, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving LIS Plus payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, LIS Plus may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LIS Plus for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus investment allocation restrictions, described above, will no longer apply.


EXERCISING THE LIS PLUS RIDER. If you exercise the LIS Plus, you must elect to receive annuity payments under one of the following fixed annuity options:



(1)    Life annuity with 5 years of annuity payments guaranteed.




(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the LIS Plus rider.



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



The LIS Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For LIS Plus, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE LIS ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise the LIS Plus, your annuity payments will be the greater of:


o the annuity payment determined by applying the amount of the income base to the LIS Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the LIS Plus produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



The LIS Plus payout rates are enhanced under the following circumstances.


If:


o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the LIS Plus rider will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).


Alternatively, if:


o  you begin withdrawals on or after your 60th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the LIS Plus rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).



If you choose not to receive annuity payments as guaranteed under the LIS Plus, you may elect any of the annuity options available under the contract.


TERMINATING THE LIS PLUS RIDER. Except as otherwise provided in the LIS Plus rider, the LIS Plus will terminate upon the earliest of:



    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);



    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the LIS Plus;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;



    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;



    f)    The effective date of the Guaranteed Principal Option; or


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


    g) The date you assign your contract, subject to our administrative procedures.


When the LIS Plus rider terminates, the corresponding LIS Plus rider charge terminates and the LIS Plus investment allocation restrictions no longer apply.




For contracts issued from February 24, 2009 through May 1, 2009, the following
---------------------------------------------------------------
differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.


(3) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(6) The LIS payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued before February 24, 2009, differences (1) through (4)
---------------------------------------------
above apply, and the following replaces differences (5) and (6):


(5) The LIS Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(6) The LIS payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.



(See Appendix E for examples illustrating the operation of the LIS Plus.)


DESCRIPTION OF LIS



The LIS rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. In states where approved, the LIS was available only for owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.



The LIS is otherwise identical to the LIS Plus, with the following exceptions:


(1) The additional charge for the LIS is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and


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


    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of LIS Plus" above will be set equal to the dollar amount of total withdrawals in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.



(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(6) The LIS Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7)    The following replaces termination provision a), above:



    The 30th day following the contract anniversary on or following your 85th birthday.



(8)    The following replaces termination provision d), above:



    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.



(9)    The following replaces termination provision e), above:



    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.



(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(See Appendix E for examples illustrating the operation of the LIS.)


GUARANTEED WITHDRAWAL BENEFITS



We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders under this contract: Guaranteed Withdrawal Benefit I (GWB I), Lifetime Withdrawal Guarantee I (LWG I), and Lifetime Withdrawal Guarantee II (LWG II). Please check with your registered representative regarding whether the GWB I rider is available in your state. The LWG I and LWG II riders are no longer available for sale.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. There may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and an LIS rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.



FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit



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


Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the GWB I rider, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee riders, cannot be taken as a lump sum. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE. THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the GWB I rider is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL



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



BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE ENTIRE WITHDRAWAL REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE.


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit payment will be



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


     set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the LWG II rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II rider. (See "Federal Income Tax Status - Withdrawals.")



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL ON OR AFTER THE DATE YOU REACH AGE 76).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal on or after the date you reach age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).



The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the date you reach age 76); and




o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.25% for the Single Life version or

     1.50% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.




REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 80 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);



(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);



(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or



(8) the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.



Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I



The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining

Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.



COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.



RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


(1)    MetLife Defensive Strategy Portfolio


(2)    MetLife Moderate Strategy Portfolio


(3)    MetLife Balanced Strategy Portfolio


(4)    MetLife Growth Strategy Portfolio


(5)    Met/Franklin Templeton Founding Strategy Portfolio



(6)    SSgA Growth and Income ETF Portfolio+


(7)    SSgA Growth ETF Portfolio+


(8)    BlackRock Money Market Portfolio




+ These portfolios are not available for investment prior to May 4, 2009.


You may also elect to participate in the DCA or EDCA programs, provided that your destination investment portfolios are one or more of the above listed investment portfolios.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:

o  Your initial purchase payment;


o  Increased by each subsequent purchase payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals overtime. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, since the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed

Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.



CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your account value;


(2) the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the GWB rider charge from your account value (whatever account value is available will be applied to pay the annual GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the GWB rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

SUMMARY OF LIVING BENEFIT RIDERS


The chart below summarizes certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*





                                                            INCOME
                                                          GUARANTEE
                                                           LIS PLUS
 LIFETIME INCOME                                Yes (after waiting period)
 BENEFIT RIDER INVOLVES ANNUITIZATION                      Yes
 WITHDRAWALS PERMITTED/1/                         Prior to annuitization
 WAITING PERIOD                           Must wait 10 years to annuitize under
                                         rider; Optional Step-Up restarts waiting
                                        period; withdrawals available immediately
 RESET/STEP-UP                                             Yes
 MAY INVEST IN VARIABLE INVESTMENT                Prior to annuitization
 OPTIONS
 INVESTMENT ALLOCATION                                     Yes
 REQUIREMENTS
 ABILITY TO CANCEL RIDER                  Yes, after 10 years, can take lump-sum
                                             option under the GPO provisions
 DEATH BENEFIT                            Prior to annuitization, contract death
                                                    benefit available/2/
 CURRENT RIDER CHARGES/3/                                 1.00%



                                                           WITHDRAWAL
                                                            GUARANTEE
                                                              GWB I
 LIFETIME INCOME                                             No
 BENEFIT RIDER INVOLVES ANNUITIZATION                        No
 WITHDRAWALS PERMITTED/1/                                    Yes
 WAITING PERIOD                                             None
 RESET/STEP-UP                                               No
 MAY INVEST IN VARIABLE INVESTMENT                           Yes
 OPTIONS
 INVESTMENT ALLOCATION                                       No
 REQUIREMENTS
 ABILITY TO CANCEL RIDER                   Yes, within 90 days after 5th contract
                                                         anniversary
 DEATH BENEFIT                          Ability to receive Benefit Base in series of
                                         payments instead of contract death benefit
 CURRENT RIDER CHARGES/3/                                  0.25%


--------


* For descriptions of the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders, which are no longer available for sale, and the LIS rider, which is no longer available for sale as of May 4, 2009, please see "Living Benefits" above.



(1) Withdrawals will reduce the living and death benefits and account value.


(2) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments" and the rider descriptions for more information.



(3) Certain rider charges may increase upon an Optional Step-Up. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than the account value. For example, the charge for the LIS Plus rider is 1.00% of the income base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE



We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, sales charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, sales charges, applicable optional rider charges, and the investment portfolio expenses. We will show performance that reflects both the maximum sales charge (5.75% of the purchase payment) and the minimum sales charge (1.00% of the purchase payment).



For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix G for examples of the Principal Protection death benefit rider.)



OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix G for examples of the Annual Step-Up death benefit rider.)



OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or



(2)    the greater of (a) or (b) below:



    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).



(See Appendix G for examples of the Compounded-Plus death benefit rider.)



ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------

   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single lump sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").


10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2009, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective. Please note that, in light of the



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regulations, this contract is not available for purchase via a "90-24"
transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.



SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.



OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax




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advisor before waiving your 2009 required minimum distribution payment.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial




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surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES



Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


11. OTHER INFORMATION

METLIFE INVESTORS



MetLife Investors Insurance Company (MetLife Investors) is a stock life insurance company incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation. It changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.


For contracts issued on or before December 31, 2002, General American Life agreed to ensure that MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an owner of such a contract presents a legitimate claim for payment, General American Life will pay such claim directly to the contract owner if MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract owners against General American Life directly without any requirement that contract owners first file a claim against MetLife Investors. The guarantee agreement is binding on General American Life, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain



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specified rating agencies equal to or better than General American Life's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Global Growth Fund for the services it provides in marketing the Fund's shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also




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include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 7% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 0.25% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2008, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such



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purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).



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ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm

     Additional Information


     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                                    0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       26.595869         27.577229         2,828.3804
   01/01/2007                             to  12/31/2007       27.577229         31.434234       115,421.8992
   01/01/2008                             to  12/31/2008       31.434234         19.221644       715,009.6271
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       34.141019         17.359619       128,398.7862
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      197.535160        114.724500        88,812.6981
=============                            ==== ==========      ==========        ==========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       17.287657         19.201376       138,447.2631
   01/01/2007                             to  12/31/2007       19.201376         19.504434       341,501.4023
   01/01/2008                             to  12/31/2008       19.504434         11.165146       350,501.9391
=============                            ==== ==========      ==========        ==========       ============
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.596480          9.664852        28,107.9869
=============                            ==== ==========      ==========        ==========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.537730         10.081143        48,227.1037
=============                            ==== ==========      ==========        ==========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       18.326134         16.331021       141,158.0232
   01/01/2008                             to  12/31/2008       16.331021         10.000736       153,661.7040
=============                            ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       13.347029         15.544249           10,936.2723
  01/01/2005    to  12/31/2005       15.544249         16.938261           26,016.2833
  01/01/2006    to  12/31/2006       16.938261         19.269859           87,015.7898
  01/01/2007    to  04/27/2007       19.269859         20.993498               15.9049
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.476032         12.207428            3,110.8844
  01/01/2007    to  04/27/2007       12.207428         13.513024                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.805659         17.982788          174,198.2894
  01/01/2005    to  12/31/2005       17.982788         18.115331          593,942.0975
  01/01/2006    to  12/31/2006       18.115331         19.625095          812,185.1196
  01/01/2007    to  12/31/2007       19.625095         20.753457        1,249,646.5175
  01/01/2008    to  12/31/2008       20.753457         16.766124        1,296,373.0439
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.400969         14.074683          306,883.7141
  01/01/2005    to  12/31/2005       14.074683         14.521417        1,163,907.6929
  01/01/2006    to  12/31/2006       14.521417         16.539469        1,630,492.3250
  01/01/2007    to  04/27/2007       16.539469         17.659449               37.8149
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       46.025646         51.209751          149,139.8572
  01/01/2005    to  12/31/2005       51.209751         52.552136          461,008.0677
  01/01/2006    to  12/31/2006       52.552136         61.437036          643,585.2878
  01/01/2007    to  12/31/2007       61.437036         63.244835          688,420.8500
  01/01/2008    to  12/31/2008       63.244835         39.966454          797,761.5907
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       21.077433         24.662779          138,391.7751
  01/01/2005    to  12/31/2005       24.662779         26.448796          490,973.4099
  01/01/2006    to  12/31/2006       26.448796         29.447995          662,850.1552
  01/01/2007    to  12/31/2007       29.447995         29.402077        1,301,952.7430
  01/01/2008    to  12/31/2008       29.402077         17.866591        1,225,254.2425
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                     0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.400969         14.074683         306,883.7141
   01/01/2005                             to  12/31/2005       14.074683         14.521417       1,163,907.6929
   01/01/2006                             to  12/31/2006       14.521417         16.539469       1,630,492.3250
   01/01/2007                             to  04/27/2007       16.539469         17.659449              37.8149
=============                            ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008        9.999178          6.629807       1,013,897.8938
=============                            ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008        9.999178          7.065226       2,576,531.0633
=============                            ==== ==========       =========         =========       ==============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008        9.999178          6.598796         194,297.6274
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.670277          6.298446          56,672.7595
=============                            ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.952696         11.476939          74,977.5561
   01/01/2005                             to  12/31/2005       11.476939         13.262117         223,481.0883
   01/01/2006                             to  12/31/2006       13.262117         16.659892         383,514.6758
   01/01/2007                             to  12/31/2007       16.659892         18.732425         412,686.1474
   01/01/2008                             to  12/31/2008       18.732425         10.715626         389,609.2502
=============                            ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2005                             to  12/31/2005        8.168753          8.908036         153,599.9762
   01/01/2006                             to  12/31/2006        8.908036          9.515033         554,095.5238
   01/01/2007                             to  12/31/2007        9.515033         10.792948         768,446.1358
   01/01/2008                             to  12/31/2008       10.792948          5.791039         900,083.3074
=============                            ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004       11.912566         12.400896         138,487.9344
   01/01/2005                             to  12/31/2005       12.400896         12.585142         548,983.1698
   01/01/2006                             to  12/31/2006       12.585142         13.055683         982,969.6644
   01/01/2007                             to  12/31/2007       13.055683         13.937788       1,258,127.3388
   01/01/2008                             to  12/31/2008       13.937788         13.890031       2,096,965.8015
=============                            ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  11/19/2004       15.324801         15.882746          49,988.2254
=============                            ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   05/01/2006                             to  12/31/2006       19.742610         21.415937           7,647.1002
   01/01/2007                             to  12/31/2007       21.415937         22.318898          13,493.4195
   01/01/2008                             to  12/31/2008       22.318898         14.877925          61,129.3000
=============                            ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.586500         20.433310            3,072.2146
  01/01/2007    to  12/31/2007       20.433310         21.627720           23,955.6870
  01/01/2008    to  12/31/2008       21.627720         19.159924           52,032.2972
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999384         10.521679          579,739.9902
  01/01/2006    to  12/31/2006       10.521679         12.119695        1,697,796.1691
  01/01/2007    to  12/31/2007       12.119695         11.728894        2,169,094.8117
  01/01/2008    to  12/31/2008       11.728894          7.460587        2,438,771.5344
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.970562         10.004177           90,021.9761
  01/01/2005    to  12/31/2005       10.004177         10.384527          237,197.1750
  01/01/2006    to  12/31/2006       10.384527         11.169913          430,950.2706
  01/01/2007    to  12/31/2007       11.169913         13.689130          524,953.1286
  01/01/2008    to  12/31/2008       13.689130          7.234631          680,126.2025
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       51.809276         52.255738            4,426.9598
  01/01/2006    to  12/31/2006       52.255738         54.012009           36,378.8557
  01/01/2007    to  12/31/2007       54.012009         56.834530           80,833.0696
  01/01/2008    to  12/31/2008       56.834530         54.341362          178,957.5508
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.239069         10.391647           32,935.6107
  01/01/2006    to  12/31/2006       10.391647         10.783605           77,106.6454
  01/01/2007    to  12/31/2007       10.783605         11.217860           84,984.4600
  01/01/2008    to  12/31/2008       11.217860         11.423196          546,868.7132
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.200992         10.203516               81.9323
  01/01/2005    to  04/30/2005       10.203516         10.238536                0.0000
============   ==== ==========       =========         =========        ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.750516         11.586807          289,193.2246
  01/01/2005    to  12/31/2005       11.586807         12.133369          942,286.1392
  01/01/2006    to  12/31/2006       12.133369         13.227270        1,439,957.2257
  01/01/2007    to  12/31/2007       13.227270         13.085545        1,373,736.6718
  01/01/2008    to  12/31/2008       13.085545          7.739971        1,221,338.4914
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS
B))
  05/01/2004    to  11/19/2004       15.626532         16.843427         4,767.2894
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       30.656247         33.147513        46,206.7124
  01/01/2005    to  12/31/2005       33.147513         36.235212       201,353.3958
  01/01/2006    to  12/31/2006       36.235212         41.146130       374,178.4001
  01/01/2007    to  12/31/2007       41.146130         42.646984       424,999.6679
  01/01/2008    to  12/31/2008       42.646984         25.626326       530,040.7806
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.203893          5.071509       324,784.4657
  01/01/2006    to  12/31/2006        5.071509          5.160765       278,297.5831
  01/01/2007    to  12/31/2007        5.160765          5.705338       242,133.0605
  01/01/2008    to  12/31/2008        5.705338          3.593145       194,990.8094
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.337440          4.547654       150,475.1640
  01/01/2005    to  04/30/2005        4.547654          4.191750             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       41.065559         44.845307        86,246.2788
  01/01/2005    to  12/31/2005       44.845307         45.780077       318,964.5412
  01/01/2006    to  12/31/2006       45.780077         50.861249       469,382.0549
  01/01/2007    to  12/31/2007       50.861249         52.557687       520,668.7756
  01/01/2008    to  12/31/2008       52.557687         40.506556       534,683.3501
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.031416         11.929935       112,422.7509
============   ==== ==========       =========         =========       ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.148999         17.818958        82,759.8940
  01/01/2006    to  12/31/2006       17.818958         20.578063       261,574.7120
  01/01/2007    to  12/31/2007       20.578063         21.702370       296,119.1985
  01/01/2008    to  12/31/2008       21.702370         12.803765       305,098.1533
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.102493         13.403715       145,162.8653
  01/01/2005    to  12/31/2005       13.403715         14.036301       510,253.9428
  01/01/2006    to  12/31/2006       14.036301         16.556958       849,831.1295
  01/01/2007    to  12/31/2007       16.556958         16.956462       976,727.4118
  01/01/2008    to  12/31/2008       16.956462         11.588513       846,635.5607
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        0.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       49.631033         54.106461            2,110.2239
  01/01/2005    to  12/31/2005       54.106461         56.511006           11,783.4382
  01/01/2006    to  12/31/2006       56.511006         65.014278           15,186.3787
  01/01/2007    to  12/31/2007       65.014278         60.629326           15,453.6088
  01/01/2008    to  12/31/2008       60.629326         36.888955           10,640.6717
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.576274         13.226383            7,685.9274
  01/01/2007    to  12/31/2007       13.226383         13.506007           38,230.6134
  01/01/2008    to  12/31/2008       13.506007          7.933951           92,607.1210
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.626062         12.297115          543,879.6075
  01/01/2007    to  12/31/2007       12.297115         12.800657        7,308,287.8819
  01/01/2008    to  12/31/2008       12.800657          8.647387       17,369,217.0809
============   ==== ==========       =========         =========       ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.737551         11.316984           40,127.8975
  01/01/2007    to  12/31/2007       11.316984         11.896838          293,692.9684
  01/01/2008    to  12/31/2008       11.896838          9.369355        1,147,730.7307
============   ==== ==========       =========         =========       ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.250851         12.965813          349,594.8343
  01/01/2007    to  12/31/2007       12.965813         13.473571        4,596,311.0776
  01/01/2008    to  12/31/2008       13.473571          8.308846       11,850,969.1748
============   ==== ==========       =========         =========       ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.152541         11.769167          144,471.8739
  01/01/2007    to  12/31/2007       11.769167         12.405794        1,547,641.4716
  01/01/2008    to  12/31/2008       12.405794          9.059783        4,402,404.8181
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       25.115802         26.022880           663.8975
   01/01/2007                             to  12/31/2007       26.022880         29.484151         7,325.4267
   01/01/2008                             to  12/31/2008       29.484151         17.920810        21,292.6682
=============                            ==== ==========      ==========         =========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       32.152411         16.281922         2,529.5529
=============                            ==== ==========      ==========         =========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      170.804978         98.796381         1,075.7763
=============                            ==== ==========      ==========         =========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       16.981453         18.786403         2,823.4327
   01/01/2007                             to  12/31/2007       18.786403         18.968127        12,710.1142
   01/01/2008                             to  12/31/2008       18.968127         10.792850        20,038.7030
=============                            ==== ==========      ==========         =========        ===========
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.179718          9.397492             0.0000
=============                            ==== ==========      ==========         =========        ===========
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.296949          9.861594             0.0000
=============                            ==== ==========      ==========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.725111         15.731901        15,303.4099
   01/01/2008                             to  12/31/2008       15.731901          9.575912        12,595.9905
=============                            ==== ==========      ==========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.720544         14.755826           977.2543
   01/01/2005                             to  12/31/2005       14.755826         15.983273         1,442.0523
   01/01/2006                             to  12/31/2006       15.983273         18.074954         5,130.0476
   01/01/2007                             to  04/27/2007       18.074954         19.653258             0.0000
=============                            ==== ==========      ==========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       11.404984         12.083688             0.0000
   01/01/2007                             to  04/27/2007       12.083688         13.349947             0.0000
=============                            ==== ==========      ==========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.016901         17.070755        11,766.4374
  01/01/2005    to  12/31/2005       17.070755         17.093990        48,594.7874
  01/01/2006    to  12/31/2006       17.093990         18.408180        50,061.2011
  01/01/2007    to  12/31/2007       18.408180         19.349515        74,818.5723
  01/01/2008    to  12/31/2008       19.349515         15.538091        68,231.2883
============   ==== ==========       =========         =========        ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.326258         13.934369        25,088.3374
  01/01/2005    to  12/31/2005       13.934369         14.290899        62,300.0414
  01/01/2006    to  12/31/2006       14.290899         16.179840        60,932.0947
  01/01/2007    to  04/27/2007       16.179840         17.241736             0.0000
============   ==== ==========       =========         =========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       42.216839         46.785480        17,875.8523
  01/01/2005    to  12/31/2005       46.785480         47.725495        42,547.2535
  01/01/2006    to  12/31/2006       47.725495         55.461633        48,336.8797
  01/01/2007    to  12/31/2007       55.461633         56.750170        50,623.4774
  01/01/2008    to  12/31/2008       56.750170         35.646417        50,115.2650
============   ==== ==========       =========         =========        ===========
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.246338         23.596288        23,058.7772
  01/01/2005    to  12/31/2005       23.596288         25.154161        42,982.3054
  01/01/2006    to  12/31/2006       25.154161         27.839479        47,805.1095
  01/01/2007    to  12/31/2007       27.839479         27.628858        88,535.4225
  01/01/2008    to  12/31/2008       27.628858         16.688111        77,820.0089
============   ==== ==========       =========         =========        ===========
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.326258         13.934369        25,088.3374
  01/01/2005    to  12/31/2005       13.934369         14.290899        62,300.0414
  01/01/2006    to  12/31/2006       14.290899         16.179840        60,932.0947
  01/01/2007    to  04/27/2007       16.179840         17.241736             0.0000
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998521          6.602419        26,131.3547
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998521          7.036064             0.0000
============   ==== ==========       =========         =========        ===========
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998521          6.571546         5,604.9273
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.506976          6.197845         3,346.3309
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.762042         11.212402         9,171.2575
  01/01/2005    to  12/31/2005       11.212402         12.879180        19,128.3663
  01/01/2006    to  12/31/2006       12.879180         16.082372        30,973.8880
  01/01/2007    to  12/31/2007       16.082372         17.974294        36,702.0236
  01/01/2008    to  12/31/2008       17.974294         10.220104        32,664.6873
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.964511          8.650849         9,135.4025
  01/01/2006    to  12/31/2006        8.650849          9.185190        14,274.1171
  01/01/2007    to  12/31/2007        9.185190         10.356153        27,276.5866
  01/01/2008    to  12/31/2008       10.356153          5.523224        26,363.4789
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.684520         12.115215         8,703.6780
  01/01/2005    to  12/31/2005       12.115215         12.221861        46,258.0736
  01/01/2006    to  12/31/2006       12.221861         12.603183        48,149.6490
  01/01/2007    to  12/31/2007       12.603183         13.373813        58,107.9798
  01/01/2008    to  12/31/2008       13.373813         13.248072        64,102.6796
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.605718         15.088051         4,386.9613
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.344634         19.820479             0.0000
  01/01/2007    to  12/31/2007       19.820479         20.531922             0.0000
  01/01/2008    to  12/31/2008       20.531922         13.604440         1,106.7780
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.243574         18.956774         2,125.2170
  01/01/2007    to  12/31/2007       18.956774         19.944232         4,493.2905
  01/01/2008    to  12/31/2008       19.944232         17.562519         4,340.2139
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998890         10.479411        37,949.7534
  01/01/2006    to  12/31/2006       10.479411         11.999016        74,607.3556
  01/01/2007    to  12/31/2007       11.999016         11.542253       100,495.9824
  01/01/2008    to  12/31/2008       11.542253          7.297697       104,166.8876
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.798771          9.773621        10,397.3894
  01/01/2005    to  12/31/2005        9.773621         10.084695        55,224.8213
  01/01/2006    to  12/31/2006       10.084695         10.782675        50,249.1985
  01/01/2007    to  12/31/2007       10.782675         13.135094        57,597.8959
  01/01/2008    to  12/31/2008       13.135094          6.900038        55,931.1159
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       45.485755         45.695584             0.0000
  01/01/2006    to  12/31/2006       45.695584         46.949642           255.2535
  01/01/2007    to  12/31/2007       46.949642         49.106064         1,907.2222
  01/01/2008    to  12/31/2008       49.106064         46.670289         3,269.4370
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.983111         10.091655             0.0000
  01/01/2006    to  12/31/2006       10.091655         10.409835        22,937.3516
  01/01/2007    to  12/31/2007       10.409835         10.763918        23,550.2192
  01/01/2008    to  12/31/2008       10.763918         10.895205        38,080.5389
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.005679          9.968418             0.0000
  01/01/2005    to  04/30/2005        9.968418          9.983084             0.0000
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.621775         11.402596        38,326.8761
  01/01/2005    to  12/31/2005       11.402596         11.869251        85,768.3666
  01/01/2006    to  12/31/2006       11.869251         12.862149       102,515.2711
  01/01/2007    to  12/31/2007       12.862149         12.647781       126,186.7374
  01/01/2008    to  12/31/2008       12.647781          7.436020       116,116.9597
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS
B))
  05/01/2004    to  11/19/2004       14.893241         16.000605           840.5091
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       28.956126         31.184935        14,167.7805
  01/01/2005    to  12/31/2005       31.184935         33.886562        22,346.0000
  01/01/2006    to  12/31/2006       33.886562         38.249678        23,398.8829
  01/01/2007    to  12/31/2007       38.249678         39.406402        27,041.1047
  01/01/2008    to  12/31/2008       39.406402         23.536584        27,387.4448
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.079356          4.901758        30,671.6410
  01/01/2006    to  12/31/2006        4.901758          4.958263        22,037.8744
  01/01/2007    to  12/31/2007        4.958263          5.448501        21,684.3567
  01/01/2008    to  12/31/2008        5.448501          3.410752        12,131.1105
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.234216          4.421800        19,221.6541
  01/01/2005    to  04/30/2005        4.421800          4.067773             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       37.079489         40.331611         7,442.3490
  01/01/2005    to  12/31/2005       40.331611         40.926701        20,401.4603
  01/01/2006    to  12/31/2006       40.926701         45.197995        18,702.8858
  01/01/2007    to  12/31/2007       45.197995         46.424648        22,475.2538
  01/01/2008    to  12/31/2008       46.424648         35.564871        23,106.8279
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.060809         11.204316         2,703.3556
============   ==== ==========       =========         =========        ===========
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.424389         16.899352         4,900.1302
  01/01/2006    to  12/31/2006       16.899352         19.399664        13,587.2551
  01/01/2007    to  12/31/2007       19.399664         20.336533        21,936.7914
  01/01/2008    to  12/31/2008       20.336533         11.925811        22,126.5459
============   ==== ==========       =========         =========        ===========
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.029388         13.269864         9,762.9407
  01/01/2005    to  12/31/2005       13.269864         13.813260        30,042.8291
  01/01/2006    to  12/31/2006       13.813260         16.196699        31,774.6961
  01/01/2007    to  12/31/2007       16.196699         16.487731        47,126.5006
  01/01/2008    to  12/31/2008       16.487731         11.200418        42,008.7094
============   ==== ==========       =========         =========        ===========
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       45.018747         48.883437             0.0000
  01/01/2005    to  12/31/2005       48.883437         50.751364             0.0000
  01/01/2006    to  12/31/2006       50.751364         58.039761             0.0000
  01/01/2007    to  12/31/2007       58.039761         53.799492             0.0000
  01/01/2008    to  12/31/2008       53.799492         32.536543             0.0000
============   ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.464390         13.056666         7,566.6789
  01/01/2007    to  12/31/2007       13.056666         13.252498         4,384.9582
  01/01/2008    to  12/31/2008       13.252498          7.738190         4,329.3463
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.522607         12.139303        18,964.6758
  01/01/2007    to  12/31/2007       12.139303         12.560382        76,442.6759
  01/01/2008    to  12/31/2008       12.560382          8.434069       108,109.9948
============   ==== ==========       =========         =========       ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.641979         11.171727        25,598.6171
  01/01/2007    to  12/31/2007       11.171727         11.673513         4,266.8475
  01/01/2008    to  12/31/2008       11.673513          9.138270        11,772.3717
============   ==== ==========       =========         =========       ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.141850         12.799429         8,405.2601
  01/01/2007    to  12/31/2007       12.799429         13.220669        83,314.6223
  01/01/2008    to  12/31/2008       13.220669          8.103850       101,166.2288
============   ==== ==========       =========         =========       ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.053287         11.618117             0.0000
  01/01/2007    to  12/31/2007       11.618117         12.172923        43,760.9971
  01/01/2008    to  12/31/2008       12.172923          8.836313        40,373.5789
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds ("AIM V.I."): AIM V.I. International Growth Fund (Series I) (closed effective May 1,
2002); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2004) and Templeton Growth Securities Fund (Class 2) (closed effective April 28, 2008); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1,
2003), for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class A) (closed effective May 1, 2004), and Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006); (d) Metropolitan Series Fund, Inc.: Artio International Stock Portfolio (formerly Julius Baer International Stock Portfolio and previously FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003),
T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and Jennison Growth Portfolio (closed effective May 1, 2005); (e) Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) and Putnam VT Equity Income Fund (closed effective April 28, 2008).


Effective as of April 28, 2003, the following investment portfolios of Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Metropolitan Series Fund,
Inc.: T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Met Investors Series Trust: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Metropolitan Series Fund, Inc.: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class
B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Met Investors Series Trust: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following investment portfolios were merged: Met Investors Series Trust: J.P. Morgan Select Equity Portfolio merged into Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio; and Met Investors Series Trust: J.P. Morgan Quality Bond Portfolio merged into Met Investors Series Trust: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Metropolitan Series Fund, Inc.: Met/Putnam Voyager Portfolio merged into Metropolitan Series Fund, Inc.: Jennison Growth Portfolio; and Met Investors Series Trust: Money Market Portfolio merged into Metropolitan Series Fund, Inc.: BlackRock Money Market Portfolio.



Effective as of May 1, 2006, Metropolitan Series Fund, Inc.: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003) merged into Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B).



Effective as of April 30, 2007, the following investment portfolios were merged: (a) approximately 65% of Met Investors Series Trust: Lord Abbett America's Value Portfolio (Class B) of merged into Met Investors Series Trust:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B); (b) Met Investors Series Trust: Pioneer Mid-Cap Value Portfolio (Class A) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


and (c) Met Investors Series Trust: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Met Investors Series Trust: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Metropolitan Series Fund, Inc.: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Met Investors Series Trust: Pioneer Fund Portfolio (Class A).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2)


American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks capital appreciation through stocks.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)



Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors. (Met Investors Advisory, LLC the former investment manager of Met Investors Series Trust, merged into MetLife Advisers, LLC on May 1, 2009.) Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class A portfolios are available under the contract:


BLACKROCK HIGH YIELD PORTFOLIO+


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


BLACKROCK LARGE CAP CORE PORTFOLIO+


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.



CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: ING Clarion Real Estate Securities L.P.


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


DREMAN SMALL CAP VALUE PORTFOLIO


SUBADVISER: Dreman Value Management, LLC


INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.


LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.


MET/TEMPLETON GROWTH PORTFOLIO


SUBADVISER: Templeton Global Advisors Limited


INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.



PIMCO INFLATION PROTECTED BOND PORTFOLIO+


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.



PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


VAN KAMPEN COMSTOCK PORTFOLIO



SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


VAN KAMPEN MID CAP GROWTH PORTFOLIO



SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen



INVESTMENT OBJECTIVE: The Van Kampen Mid Cap Growth Portfolio seeks capital appreciation.



+These portfolios are not available for investment prior to May 4, 2009.


METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. The following portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS B)



SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.



BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)+



SUBADVISER: BlackRock Advisors, LLC



INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.



During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO (CLASS B) (formerly Franklin Templeton Small Cap Growth Portfolio)


SUBADVISER: Loomis, Sayles & Company, L.P. (formerly Franklin Advisers, Inc.)


INVESTMENT OBJECTIVE: The Loomis Sayles Small Cap Growth Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)+


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS B)



SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.



MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)



SUBADVISER: Massachusetts Financial Services Company



INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)



SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.



+These portfolios are not available for investment prior to May 4, 2009.



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)



In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by Met Investors Advisory, LLC is also available under the contract:



MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO



INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio seeks capital appreciation and secondarily seeks income.


MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by Met Investors Advisory, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO+


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO+


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.


+These portfolios are not available for investment prior to May 4, 2009.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA


The following example demonstrates how the 6-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 net purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second net purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second net purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.




                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,041          $ 8,041
    3                                $2,000           $ 6,074          $ 6,074
    4*           $ 6,000             $3,000           $ 9,098          $ 3,098         $6,000
    5                                $3,000           $ 6,131          $   111         $6,020
    6                                $3,000           $ 3,151                0         $3,151
    7                                $3,000           $   161                0         $  161
    8                                $  162                 0                0              0



* At the beginning of the 4th month, a $6,000 purchase payment is added to the EDCA Account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,098 in the 1st Payment Bucket ($6,074 (1st Payment Bucket account value from the 3rd month) + $24 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,098). The total EDCA Account Value at the beginning of the 4th month is $9,098 ($3,098 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,098).

12-MONTH EDCA


The following example demonstrates how the 12-month EDCA program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 net purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second net purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 4% effective annual interest rate. This second net purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.




                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,090          $20,090
    3                                $2,000           $18,171          $18,171
    4                                $2,000           $16,246          $16,246
    5                                $2,000           $14,312          $14,312
    6*     $12,000                   $3,000           $23,370          $11,370         $12,000
    7                                $3,000           $20,456          $ 8,416         $12,039
    8                                $3,000           $17,529          $ 5,451         $12,079
    9                                $3,000           $14,591          $ 2,473         $12,118
   10                                $3,000           $11,641                0         $11,641
   11                                $3,000           $ 8,679                0         $ 8,679
   12                                $3,000           $ 5,707                0         $ 5,707
   13                                $3,000           $ 2,726                0         $ 2,726
   14                                $2,735                 0                0               0



* At the beginning of the 6th month, a $12,000 purchase payment is added to the EDCA Account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,370 in the 1st Payment Bucket ($14,312 (1st Payment Bucket account value from the 5th month) + $58 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,370). The total EDCA Account Value at the beginning of the 6th month is $23,370 ($11,370 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,370).

APPENDIX D

DESCRIPTION OF GMIB

The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The "Highest Anniversary Value" is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or


         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.


(c)    An amount equal to premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.


OWNERSHIP. While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.


EXERCISING THE GMIB RIDER. When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:



o The date you elect to receive annuity payments either under the GMIB rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your account value;


     o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o  Change of the owner, for any reason, unless we otherwise agree.


MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit - General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

APPENDIX E


LIFETIME INCOME SOLUTION PLUS EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Income Solution Plus. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALITIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT



    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the LIS Plus is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the LIS Plus is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a contract year -

     for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (Based on the date a contract was issued with the LIS Plus rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE 5% ANNUAL INCREASE AMOUNT



    Example
    -------



    Assume the owner of the contract is a male, age 55 at issue, and he elects the LIS Plus rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the owner's 91st birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is

     $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]








    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the LIS Plus Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]








    (In contrast to the LIS Plus rider, for the LIS rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the LIS Plus rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the LIS Plus rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the LIS Plus Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the LIS Plus rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the LIS Plus Annuity Table. This yields annuity payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the owner were age 75, the income base of $162,889 would yield monthly payments of $785.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE LIS PLUS PAYMENT AND THE CHARGE FOR THE BENEFIT.



    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the LIS Plus may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (In contrast to the LIS Plus, the LIS may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]









    With the LIS Plus, the income base is applied to special, conservative LIS
      Plus annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the LIS Plus, you will have paid for the LIS Plus although it was never used.



[GRAPHIC APPEARS HERE]








(5) THE GUARANTEED PRINCIPAL OPTION - LIS PLUS


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.


    2) The LIS Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.


    3) LIS Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.



[GRAPHIC APPEARS HERE]








    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

LIS PLUS



Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.



The effect of the Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the first contract anniversary;

   (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.



The effect of the Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the second contract anniversary;



   (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of each Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus is reset to 10 years from the date of the Optional Reset;



   (3) The LIS Plus rider charge is reset to the fee we charge new contract owners for the same LIS Plus rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Plus remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);



   (2) The LIS Plus rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]









                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal on or after the date he or she reaches age 76, the

Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).

If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D.   How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $4,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $5,000.


F.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the

     Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $85,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your account value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, and the Compounded-Plus death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2009              $100,000
   B    Account Value                                 10/1/2010              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2010           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2011              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2011              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2011              $  9,000
   G    Percentage Reduction in Account               10/2/2011                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2011              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2011           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2011              $ 90,000
                                                                             (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2009              $100,000
   B    Account Value                                       10/1/2010              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2010           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2011              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2011              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2011              $  9,000
   G    Percentage Reduction in Account                     10/2/2011                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2011              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2011           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2011              $ 93,600
                                                                                   (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2009             $100,000
    B    Account Value                              10/1/2010 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2010             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2010             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2010          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2011 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2011             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2011          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2011             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2011             $  9,000
    G    Percentage Reduction in Account                    10/2/2011                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2011             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2011          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2011          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2011             $ 99,238
                                                                                  (= greatest of H, I1 and I2)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/02/11 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                      METLIFE INVESTORS INSURANCE COMPANY


                                    CLASS A


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2009, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2009.


SAI-0509MOA

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
ADDITIONAL INFORMATION..................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
CALCULATION OF PERFORMANCE INFORMATION       4
  .
     Total Return.......................     4
     Historical Unit Values.............     5
     Reporting Agencies.................     5
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     7
     Mortality and Expense Guarantee....     7
     Legal or Regulatory Restrictions        7
  on Transactions  .
TAX STATUS OF THE CONTRACTS.............     7
CONDENSED FINANCIAL INFORMATION.........     9
FINANCIAL STATEMENTS....................    65

COMPANY


MetLife Investors Insurance Company (MetLife Investors or the Company) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company, which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on January 30, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidiary of MetLife. MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2008, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


General American Life Insurance Company has entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life Insurance Company would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2008, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.



We are licensed to do business in the District of Columbia and all states except New Hampshire and New York.


We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Sub-Accounts of MetLife Investors Variable Annuity Account One included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


The financial statements of MetLife Investors Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP, is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


The consolidated financial statements of General American Life Insurance Company and subsidiaries (the "Guarantor") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Guarantor changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP, is 201 East Kennedy Boulevard, Tampa, Florida 33602-5827.





The consolidated financial statements, and the related financial statement schedules, incorporated in this Statement of Additional Information by reference from the MetLife, Inc. and subsidiaries' ("MetLife") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2008, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which
(1) express an unqualified opinion on the consolidated financial statements and financial statement schedules and include an explanatory paragraph regarding changes in MetLife's method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and (2) express an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.







ADDITIONAL INFORMATION

As noted above in the "The Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents which have been filed with the SEC, which means that these documents are legally a part of this Statement of Additional Information:


The consolidated financial statements and financial schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, filed on March 2, 2009 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.


You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.





CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION


Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2006             $77,984,153              $0
2007             $93,514,576              $0
2008             $85,020,359              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2008 ranged from $36,007 to $3,967,156. The amount of commissions paid to selected selling firms during 2008 ranged from $631,496 to $30,520,896. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2008 ranged from $667,503 to $34,015,296. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.



A.G. Edwards & Sons, Inc.

Commonwealth
Edward Jones

J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger

RBC Wealth Management

Stifel, Nicolaus & Company, Incorporated
UBS Financial Services

Wachovia Securities, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, GMIB or GWB rider charge, and/or sales charge. For purposes of calculating performance information, the GWB rider charge is currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, sales charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.




MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax adviser before waiving your 2009 required minimum distribution payment.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001        6.856401          5.975035        40,728.4650
  01/01/2002    to  12/31/2002        5.975035          4.995807        41,538.1206
  01/01/2003    to  12/31/2003        4.995807          6.393163        28,353.9836
  01/01/2004    to  12/31/2004        6.393163          7.860580        25,204.6173
  01/01/2005    to  12/31/2005        7.860580          9.191596        23,480.1607
  01/01/2006    to  12/31/2006        9.191596         11.687244         8,125.9418
  01/01/2007    to  12/31/2007       11.687244         13.289548         6,844.7814
  01/01/2008    to  12/31/2008       13.289548          7.858207         4,435.4181
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       26.343241         27.311840         2,319.8930
  01/01/2007    to  12/31/2007       27.311840         31.100451        25,162.8607
  01/01/2008    to  12/31/2008       31.100451         18.998443        42,786.4157
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.801329         17.175219            40.0366
============   ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      192.807148        111.902493         1,062.9484
============   ==== ==========      ==========        ==========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       10.033806          8.949298        42,455.8223
  01/01/2002    to  12/31/2002        8.949298          7.226396       112,763.2999
  01/01/2003    to  12/31/2003        7.226396          9.473402       124,974.7574
  01/01/2004    to  12/31/2004        9.473402         11.133409       108,248.6543
  01/01/2005    to  12/31/2005       11.133409         12.162017        93,238.2754
  01/01/2006    to  12/31/2006       12.162017         14.645525        85,460.6676
  01/01/2007    to  12/31/2007       14.645525         16.765432        72,889.2164
  01/01/2008    to  12/31/2008       16.765432          9.910935        53,374.1063
============   ==== ==========      ==========        ==========       ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       13.265252         12.992689        13,581.8171
  01/01/2002    to  12/31/2002       12.992689         10.500753        25,896.6334
  01/01/2003    to  12/31/2003       10.500753         13.757864        24,097.1273
  01/01/2004    to  12/31/2004       13.757864         15.827292        18,799.0511
  01/01/2005    to  12/31/2005       15.827292         17.084698        17,072.9438
  01/01/2006    to  12/31/2006       17.084698         19.131579        28,970.6575
  01/01/2007    to  12/31/2007       19.131579         20.939553        41,260.0831
  01/01/2008    to  12/31/2008       20.939553         11.974627        35,469.7857
============   ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.526342          9.619781             0.0000
============   ==== ==========       =========         =========        ===========
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.497309         10.044224         1,145.2836
============   ==== ==========       =========         =========        ===========
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335         17.200595        11,314.1432
  01/01/2002    to  12/31/2002       17.200595         12.771177        38,573.8380
  01/01/2003    to  04/25/2003       12.771177         13.289084        39,827.0515
============   ==== ==========       =========         =========        ===========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474         10.549652        10,826.9799
  01/01/2002    to  12/31/2002       10.549652          8.732960        27,091.9037
  01/01/2003    to  04/25/2003        8.732960          8.499764        30,343.3632
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.224562         16.229602        36,522.9439
  01/01/2008    to  12/31/2008       16.229602          9.928645        31,061.5290
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073         14.311208        13,768.8482
  01/01/2002    to  12/31/2002       14.311208         11.182992        30,037.3800
  01/01/2003    to  12/31/2003       11.182992         14.224002        32,703.9903
  01/01/2004    to  12/31/2004       14.224002         16.688151        35,942.3701
  01/01/2005    to  12/31/2005       16.688151         18.166634        35,084.5073
  01/01/2006    to  12/31/2006       18.166634         20.646723        30,383.9016
  01/01/2007    to  04/27/2007       20.646723         22.486191             0.0000
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.464158         12.186714             0.0000
  01/01/2007    to  04/27/2007       12.186714         13.485704             0.0000
============   ==== ==========       =========         =========        ===========

                        0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.316609           19,298.6554
  01/01/2003    to  12/31/2003        8.316609         10.021783           19,525.0886
  01/01/2004    to  12/31/2004       10.021783         11.046900           18,351.1392
  01/01/2005    to  12/31/2005       11.046900         11.709635           16,968.7398
  01/01/2006    to  04/30/2006       11.709635         12.259964           16,968.1262
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145         14.027227          133,581.0799
  01/01/2002    to  12/31/2002       14.027227         13.828757          586,205.0326
  01/01/2003    to  12/31/2003       13.828757         16.338684          823,837.7399
  01/01/2004    to  12/31/2004       16.338684         17.523032        1,033,371.8140
  01/01/2005    to  12/31/2005       17.523032         17.634591          949,612.1777
  01/01/2006    to  12/31/2006       17.634591         19.085250          826,345.7110
  01/01/2007    to  12/31/2007       19.085250         20.162294          776,732.2684
  01/01/2008    to  12/31/2008       20.162294         16.272209          646,951.4709
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.036982          136,016.1721
  01/01/2004    to  12/31/2004       12.036982         14.051196          513,427.3816
  01/01/2005    to  12/31/2005       14.051196         14.482737          540,428.1886
  01/01/2006    to  12/31/2006       14.482737         16.478975          505,452.8867
  01/01/2007    to  04/27/2007       16.478975         17.589128                0.0000
============   ==== ==========       =========         =========        ==============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103         10.644275           34,977.5636
  01/01/2002    to  12/31/2002       10.644275          7.479024          119,431.4392
  01/01/2003    to  04/25/2003        7.479024          7.607581          120,080.0168
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       46.992590         52.338734           27,090.1679
  01/01/2005    to  12/31/2005       52.338734         53.804724           23,259.2605
  01/01/2006    to  12/31/2006       53.804724         62.967921           20,740.7457
  01/01/2007    to  12/31/2007       62.967921         64.937964           17,001.4189
  01/01/2008    to  12/31/2008       64.937964         41.084187           15,093.6352
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001        7.933381          7.189086          306,436.8433
  01/01/2002    to  12/31/2002        7.189086          4.971268          435,717.1476
  01/01/2003    to  12/31/2003        4.971268          6.165467          351,010.7452
  01/01/2004    to  04/30/2004        6.165467          6.063171          347,985.0710
============   ==== ==========       =========         =========        ==============

                        0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       43.048356         41.537310         166,615.9693
  01/01/2002    to  12/31/2002       41.537310         33.723155         704,938.6287
  01/01/2003    to  12/31/2003       33.723155         43.713963         924,314.7334
  01/01/2004    to  12/31/2004       43.713963         48.824557       1,143,502.4780
  01/01/2005    to  12/31/2005       48.824557         50.054478       1,046,781.0216
  01/01/2006    to  12/31/2006       50.054478         58.458795         923,172.8427
  01/01/2007    to  12/31/2007       58.458795         60.118473         784,605.6053
  01/01/2008    to  12/31/2008       60.118473         37.952609         646,177.3350
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002        6.419695          4.960683          18,408.5545
  01/01/2003    to  12/31/2003        4.960683          6.140028          27,838.7046
  01/01/2004    to  04/30/2004        6.140028          6.031695          27,574.2327
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376         10.676785           9,615.7468
  01/01/2003    to  12/31/2003       10.676785         13.248742          16,430.0481
  01/01/2004    to  04/30/2004       13.248742         13.486849          13,811.6091
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676         17.518635         137,565.6334
  01/01/2002    to  12/31/2002       17.518635         15.705725         542,512.6428
  01/01/2003    to  12/31/2003       15.705725         19.602746         721,591.4358
  01/01/2004    to  12/31/2004       19.602746         24.198985         955,290.4438
  01/01/2005    to  12/31/2005       24.198985         25.925556         897,255.4014
  01/01/2006    to  12/31/2006       25.925556         28.836648         794,435.4511
  01/01/2007    to  12/31/2007       28.836648         28.762743         812,536.9991
  01/01/2008    to  12/31/2008       28.762743         17.460534         627,224.8699
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.036982         136,016.1721
  01/01/2004    to  12/31/2004       12.036982         14.051196         513,427.3816
  01/01/2005    to  12/31/2005       14.051196         14.482737         540,428.1886
  01/01/2006    to  12/31/2006       14.482737         16.478975         505,452.8867
  01/01/2007    to  04/27/2007       16.478975         17.589128               0.0000
============   ==== ==========       =========         =========       ==============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       16.605437         17.434652          35,510.0702
  01/01/2008    to  12/31/2008       17.434652          9.915327          31,665.3122
============   ==== ==========       =========         =========       ==============

                        0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001        6.660402          5.955311         274,773.9798
  01/01/2002    to  12/31/2002        5.955311          4.466666         346,049.7750
  01/01/2003    to  12/31/2003        4.466666          5.736291         286,413.0548
  01/01/2004    to  12/31/2004        5.736291          6.064471         254,985.1526
  01/01/2005    to  12/31/2005        6.064471          6.544617         212,094.3961
  01/01/2006    to  12/31/2006        6.544617          6.898205          98,774.9824
  01/01/2007    to  04/27/2007        6.898205          7.377616               0.0000
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999069          6.625236          26,938.5909
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999069          7.060359           6,333.5947
============   ==== ==========       =========         =========         ============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.999069          6.594248           9,433.9541
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.642930          6.281571               0.0000
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776          7.316175          10,860.8949
  01/01/2003    to  12/31/2003        7.316175          9.578760          69,285.6328
  01/01/2004    to  12/31/2004        9.578760         11.355154         151,214.5322
  01/01/2005    to  12/31/2005       11.355154         13.108316         174,613.6564
  01/01/2006    to  12/31/2006       13.108316         16.450281         199,163.5196
  01/01/2007    to  12/31/2007       16.450281         18.478148         183,893.7375
  01/01/2008    to  12/31/2008       18.478148         10.559550         154,566.1810
============   ==== ==========       =========         =========         ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        8.134349          8.864642           6,125.5060
  01/01/2006    to  12/31/2006        8.864642          9.459242          13,491.9595
  01/01/2007    to  12/31/2007        9.459242         10.718882          40,572.8571
  01/01/2008    to  12/31/2008       10.718882          5.745515          41,079.2153
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.874250         12.352817         248,163.8228
  01/01/2005    to  12/31/2005       12.352817         12.523850         249,777.7765
  01/01/2006    to  12/31/2006       12.523850         12.979150         263,055.7008
  01/01/2007    to  12/31/2007       12.979150         13.842163         299,839.1232
  01/01/2008    to  12/31/2008       13.842163         13.780917         303,935.1441
============   ==== ==========       =========         =========         ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067         10.179722         2,617.8499
  01/01/2002    to  12/31/2002       10.179722         12.228194         9,075.4031
  01/01/2003    to  12/31/2003       12.228194         14.845215         5,878.1068
  01/01/2004    to  04/30/2004       14.845215         14.477379         5,614.1380
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852         13.448794        15,456.1244
  01/01/2002    to  12/31/2002       13.448794         14.480884       108,890.8547
  01/01/2003    to  12/31/2003       14.480884         14.897877       143,846.4615
  01/01/2004    to  11/19/2004       14.897877         15.361238       189,732.3152
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.502400         21.141347         2,530.4207
  01/01/2007    to  12/31/2007       21.141347         22.010585         2,634.1396
  01/01/2008    to  12/31/2008       22.010585         14.657668         2,433.8196
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.355982         20.179443         3,503.0283
  01/01/2007    to  12/31/2007       20.179443         21.337554         7,212.1315
  01/01/2008    to  12/31/2008       21.337554         18.883922         6,115.3321
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.509085         12.517017       103,520.6082
  01/01/2005    to  12/31/2005       12.517017         13.196677        96,580.5599
  01/01/2006    to  12/31/2006       13.196677         14.770938        84,018.4431
  01/01/2007    to  12/31/2007       14.770938         15.985537        70,279.2903
  01/01/2008    to  12/31/2008       15.985537          9.192641        60,384.9722
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403         13.351805        18,134.4240
  01/01/2002    to  12/31/2002       13.351805         10.168840        87,570.9750
  01/01/2003    to  12/31/2003       10.168840         12.799741       101,828.8908
  01/01/2004    to  04/30/2004       12.799741         12.837666       103,037.6112
============   ==== ==========       =========         =========       ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903          4.562074        14,089.3784
  01/01/2003    to  12/31/2003        4.562074          6.180843        17,146.6862
  01/01/2004    to  12/31/2004        6.180843          7.220695        18,417.3673
  01/01/2005    to  12/31/2005        7.220695          8.206973        16,933.7200
  01/01/2006    to  12/31/2006        8.206973          8.639326        15,768.4106
  01/01/2007    to  12/31/2007        8.639326         10.076643        11,181.7582
  01/01/2008    to  12/31/2008       10.076643          6.019783         9,620.3883
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.879979         13.781727        30,753.0575
  01/01/2005    to  12/31/2005       13.781727         15.129645        23,021.0858
  01/01/2006    to  12/31/2006       15.129645         15.546298        20,585.7937
  01/01/2007    to  12/31/2007       15.546298         16.883425        15,415.2355
  01/01/2008    to  12/31/2008       16.883425         10.660568        14,729.7247
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215         12.240714        13,064.3171
  01/01/2002    to  12/31/2002       12.240714          8.655674        35,440.4172
  01/01/2003    to  12/31/2003        8.655674         11.779030        33,900.6548
  01/01/2004    to  04/30/2004       11.779030         12.022498        33,801.4832
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999301         10.514622        68,930.2017
  01/01/2006    to  12/31/2006       10.514622         12.099495       103,021.2049
  01/01/2007    to  12/31/2007       12.099495         11.697576       135,215.3892
  01/01/2008    to  12/31/2008       11.697576          7.433188       133,104.0356
============   ==== ==========       =========         =========       ============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214          8.850233       144,875.3803
  01/01/2002    to  12/31/2002        8.850233          6.632971       484,421.0570
  01/01/2003    to  12/31/2003        6.632971          8.925104       725,631.4895
  01/01/2004    to  12/31/2004        8.925104          9.950699       921,402.3233
  01/01/2005    to  12/31/2005        9.950699         10.318722       848,065.5911
  01/01/2006    to  12/31/2006       10.318722         11.088065       744,606.4015
  01/01/2007    to  12/31/2007       11.088065         13.575168       588,870.1671
  01/01/2008    to  12/31/2008       13.575168          7.167188       461,278.1288
============   ==== ==========       =========         =========       ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       50.697260         51.100245         1,235.8950
  01/01/2006    to  12/31/2006       51.100245         52.765034         4,706.0098
  01/01/2007    to  12/31/2007       52.765034         55.466609         9,360.9442
  01/01/2008    to  12/31/2008       55.466609         52.980310        11,745.2651
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.182166         10.327047        26,007.3429
  01/01/2006    to  12/31/2006       10.327047         10.705887        59,372.0238
  01/01/2007    to  12/31/2007       10.705887         11.125821        82,202.0296
  01/01/2008    to  12/31/2008       11.125821         11.318122       199,359.2385
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364         10.189798         5,442.8578
  01/01/2002    to  12/31/2002       10.189798         10.214310        24,860.6231
  01/01/2003    to  12/31/2003       10.214310         10.171848        46,064.0727
  01/01/2004    to  12/31/2004       10.171848         10.150202        34,005.4836
  01/01/2005    to  04/30/2005       10.150202         10.181720             0.0000
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.845203       131,606.5019
  01/01/2003    to  12/31/2003        7.845203         10.691642       339,068.0830
  01/01/2004    to  12/31/2004       10.691642         11.555893       979,927.5024
  01/01/2005    to  12/31/2005       11.555893         12.088937       915,264.6496
  01/01/2006    to  12/31/2006       12.088937         13.165695       869,651.1177
  01/01/2007    to  12/31/2007       13.165695         13.011537       724,731.3320
  01/01/2008    to  12/31/2008       13.011537          7.688459       590,729.8696
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS
B))
  05/14/2001    to  12/31/2001       16.568252         15.773112        31,246.7263
  01/01/2002    to  12/31/2002       15.773112         11.600408        78,664.9583
  01/01/2003    to  12/31/2003       11.600408         15.320972        88,797.6017
  01/01/2004    to  11/19/2004       15.320972         16.575638       108,712.6368
============   ==== ==========       =========         =========       ============

                        0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679          8.388549         132,667.4260
  01/01/2003    to  12/31/2003        8.388549         10.873980         311,927.5466
  01/01/2004    to  12/31/2004       10.873980         12.090765         568,426.8845
  01/01/2005    to  12/31/2005       12.090765         13.203855         534,768.4937
  01/01/2006    to  12/31/2006       13.203855         14.978417         500,483.5654
  01/01/2007    to  12/31/2007       14.978417         15.509169         445,455.1615
  01/01/2008    to  12/31/2008       15.509169          9.310002         371,250.6610
============   ==== ==========       =========         =========         ============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.949416         11.594040          11,456.8397
  01/01/2008    to  12/31/2008       11.594040          6.746919          15,683.1373
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.292553         13.614136          94,985.1653
  01/01/2006    to  12/31/2006       13.614136         13.839926          80,442.1203
  01/01/2007    to  12/31/2007       13.839926         15.284962          69,561.6990
  01/01/2008    to  12/31/2008       15.284962          9.616591          52,806.0793
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.775123          39,772.0530
  01/01/2004    to  12/31/2004       11.775123         12.220056          97,686.8680
  01/01/2005    to  04/30/2005       12.220056         11.260026               0.0000
============   ==== ==========       =========         =========         ============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.669429          17,114.9932
  01/01/2004    to  12/31/2004       12.669429         14.820384          22,625.9046
  01/01/2005    to  12/31/2005       14.820384         17.279651          20,749.7668
  01/01/2006    to  12/31/2006       17.279651         19.914145          16,050.1408
  01/01/2007    to  12/31/2007       19.914145         21.732843          12,570.3964
  01/01/2008    to  12/31/2008       21.732843         12.015162           8,670.8233
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.687422         11.663377         788,827.2061
  01/01/2005    to  12/31/2005       11.663377         11.894625         740,854.5961
  01/01/2006    to  12/31/2006       11.894625         13.201650         681,087.6450
  01/01/2007    to  12/31/2007       13.201650         13.628272         601,504.6846
  01/01/2008    to  12/31/2008       13.628272         10.492861         511,854.0469
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.865709         11.805845           3,478.1709
============   ==== ==========       =========         =========         ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.025738         17.662270        22,230.6070
  01/01/2006    to  12/31/2006       17.662270         20.376784        49,541.9598
  01/01/2007    to  12/31/2007       20.376784         21.468496        48,029.6427
  01/01/2008    to  12/31/2008       21.468496         12.653064        30,708.4169
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.081867        90,053.3196
  01/01/2004    to  12/31/2004       12.081867         13.395028       199,866.9569
  01/01/2005    to  12/31/2005       13.395028         14.013226       193,131.3753
  01/01/2006    to  12/31/2006       14.013226         16.513269       184,204.6804
  01/01/2007    to  12/31/2007       16.513269         16.894721       180,238.5656
  01/01/2008    to  12/31/2008       16.894721         11.534720       140,896.8309
============   ==== ==========       =========         =========       ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2003    to  12/31/2003        9.148631         11.303072        12,961.9952
  01/01/2004    to  12/31/2004       11.303072         12.452441        22,372.6162
  01/01/2005    to  12/31/2005       12.452441         12.992879        19,066.1516
  01/01/2006    to  12/31/2006       12.992879         14.933036        19,505.3477
  01/01/2007    to  12/31/2007       14.933036         13.911860        16,501.4795
  01/01/2008    to  12/31/2008       13.911860          8.455946        10,375.7319
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.560000         13.197942             0.0000
  01/01/2007    to  12/31/2007       13.197942         13.463417             0.0000
  01/01/2008    to  12/31/2008       13.463417          7.900983             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.610000         12.270668        70,460.3114
  01/01/2007    to  12/31/2007       12.270668         12.760291        27,216.4090
  01/01/2008    to  12/31/2008       12.760291          8.611463        47,365.5203
============   ==== ==========       =========         =========       ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.721561         11.292642             0.0000
  01/01/2007    to  12/31/2007       11.292642         11.859319             0.0000
  01/01/2008    to  12/31/2008       11.859319          9.330439             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.230000         12.937930        28,817.6413
  01/01/2007    to  12/31/2007       12.937930         13.431083        31,592.7239
  01/01/2008    to  12/31/2008       13.431083          8.274323        29,039.7032
============   ==== ==========       =========         =========       ============

                       0.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.140000         11.743854        40,765.8059
  01/01/2007    to  12/31/2007       11.743854         12.366671        68,761.1454
  01/01/2008    to  12/31/2008       12.366671          9.022149        52,446.0455
============   ==== ==========       =========         =========        ===========

                                    0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       26.093103         27.049099         1,312.2031
   01/01/2007                             to  12/31/2007       27.049099         30.770328        74,954.6647
   01/01/2008                             to  12/31/2008       30.770328         18.777897       197,092.9401
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       33.464894         16.992711        28,562.4325
=============                            ==== ==========      ==========        ==========       ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      188.190612        109.148895        19,469.1387
=============                            ==== ==========      ==========        ==========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       17.184988         19.062053        78,134.6702
   01/01/2007                             to  12/31/2007       19.062053         19.324014       185,193.1430
   01/01/2008                             to  12/31/2008       19.324014         11.039651       210,180.6998
=============                            ==== ==========      ==========        ==========       ============
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.456458          9.574904        10,720.5123
=============                            ==== ==========      ==========        ==========       ============
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.456994         10.007427        13,265.8411
=============                            ==== ==========      ==========        ==========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       18.123552         16.128812       104,420.1881
   01/01/2008                             to  12/31/2008       16.128812          9.857069       109,273.6698
=============                            ==== ==========      ==========        ==========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       13.134836         15.276856        10,708.4664
   01/01/2005                             to  12/31/2005       15.276856         16.613740        33,727.9135
   01/01/2006                             to  12/31/2006       16.613740         18.863010        68,522.0611
   01/01/2007                             to  04/27/2007       18.863010         20.536872             0.0000
=============                            ==== ==========      ==========        ==========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       11.452302         12.166044           197.8459
   01/01/2007                             to  04/27/2007       12.166044         13.458449             0.0000
=============                            ==== ==========      ==========        ==========       ============

                        0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.538502         17.673472         159,643.6458
  01/01/2005    to  12/31/2005       17.673472         17.768260         393,966.6567
  01/01/2006    to  12/31/2006       17.768260         19.210751         475,015.5564
  01/01/2007    to  12/31/2007       19.210751         20.274485         645,984.9469
  01/01/2008    to  12/31/2008       20.274485         16.346342         629,602.0484
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.376014         14.027753         231,975.4351
  01/01/2005    to  12/31/2005       14.027753         14.444164         698,771.1179
  01/01/2006    to  12/31/2006       14.444164         16.418707         876,895.5905
  01/01/2007    to  04/27/2007       16.418707         17.519092              67.5449
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       44.719253         49.690285         141,989.4112
  01/01/2005    to  12/31/2005       49.690285         50.891240         330,286.7296
  01/01/2006    to  12/31/2006       50.891240         59.376826         399,124.2698
  01/01/2007    to  12/31/2007       59.376826         61.001192         410,159.3982
  01/01/2008    to  12/31/2008       61.001192         38.471134         429,859.4254
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.796664         24.302013         132,332.0102
  01/01/2005    to  12/31/2005       24.302013         26.009990         364,611.2364
  01/01/2006    to  12/31/2006       26.009990         28.901726         436,738.9855
  01/01/2007    to  12/31/2007       28.901726         28.798677         727,734.9358
  01/01/2008    to  12/31/2008       28.798677         17.464781         668,746.9634
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.376014         14.027753         231,975.4351
  01/01/2005    to  12/31/2005       14.027753         14.444164         698,771.1179
  01/01/2006    to  12/31/2006       14.444164         16.418707         876,895.5905
  01/01/2007    to  04/27/2007       16.418707         17.519092              67.5449
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998959          6.620666         228,554.2176
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998959          7.055493         676,921.2757
============   ==== ==========       =========         =========         ============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998959          6.589701          70,643.1082
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.615629          6.264735          16,101.0419
============   ==== ==========       =========         =========         ============

                        0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.888731         11.388069           66,330.2692
  01/01/2005    to  12/31/2005       11.388069         13.133216          197,472.0601
  01/01/2006    to  12/31/2006       13.133216         16.465107          286,226.8781
  01/01/2007    to  12/31/2007       16.465107         18.476214          241,307.5681
  01/01/2008    to  12/31/2008       18.476214         10.547833          234,096.7201
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        8.100102          8.821475          119,764.8749
  01/01/2006    to  12/31/2006        8.821475          9.403797          323,314.4077
  01/01/2007    to  12/31/2007        9.403797         10.645350          387,043.1565
  01/01/2008    to  12/31/2008       10.645350          5.700361          401,741.6968
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.836057         12.304923           71,702.4282
  01/01/2005    to  12/31/2005       12.304923         12.462858          264,511.0364
  01/01/2006    to  12/31/2006       12.462858         12.903065          424,843.4271
  01/01/2007    to  12/31/2007       12.903065         13.747193          530,325.9477
  01/01/2008    to  12/31/2008       13.747193         13.672654          758,991.6608
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       15.081245         15.613289           35,945.2686
============   ==== ==========       =========         =========        ==============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.265198         20.870375            1,493.2981
  01/01/2007    to  12/31/2007       20.870375         21.706638            3,905.2481
  01/01/2008    to  12/31/2008       21.706638         14.440738           12,107.9294
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.128257         19.928818            4,351.8578
  01/01/2007    to  12/31/2007       19.928818         21.051381            8,205.4438
  01/01/2008    to  12/31/2008       21.051381         18.611977           31,673.0825
============   ==== ==========       =========         =========        ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999219         10.507572          349,342.3719
  01/01/2006    to  12/31/2006       10.507572         12.079337          779,287.1150
  01/01/2007    to  12/31/2007       12.079337         11.666352          925,836.7367
  01/01/2008    to  12/31/2008       11.666352          7.405894        1,005,413.5891
============   ==== ==========       =========         =========        ==============

                       0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.912926          9.926723        64,946.2135
  01/01/2005    to  12/31/2005        9.926723         10.283600       152,622.3844
  01/01/2006    to  12/31/2006       10.283600         11.039306       259,528.9309
  01/01/2007    to  12/31/2007       11.039306         13.501893       291,196.3282
  01/01/2008    to  12/31/2008       13.501893          7.121331       314,628.6376
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       49.609498         49.970703         1,954.8845
  01/01/2006    to  12/31/2006       49.970703         51.547282        14,887.9227
  01/01/2007    to  12/31/2007       51.547282         54.132083        33,945.8649
  01/01/2008    to  12/31/2008       54.132083         51.653777        54,149.8644
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.153025         10.290668        33,306.5976
  01/01/2006    to  12/31/2006       10.290668         10.657546        46,552.2212
  01/01/2007    to  12/31/2007       10.657546         11.064457       104,565.7642
  01/01/2008    to  12/31/2008       11.064457         11.244417       188,405.0495
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.135465         10.124536             0.0000
  01/01/2005    to  04/30/2005       10.124536         10.152663             0.0000
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.707428         11.525072       178,080.7079
  01/01/2005    to  12/31/2005       11.525072         12.044679       596,909.8314
  01/01/2006    to  12/31/2006       12.044679         13.104419       816,839.3714
  01/01/2007    to  12/31/2007       13.104419         12.937958       770,507.4979
  01/01/2008    to  12/31/2008       12.937958          7.637295       689,484.0452
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS
B))
  05/01/2004    to  11/19/2004       15.378163         16.557652           141.2952
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       30.078700         32.479934        43,305.7727
  01/01/2005    to  12/31/2005       32.479934         35.434737       125,433.3432
  01/01/2006    to  12/31/2006       35.434737         40.157012       203,819.8255
  01/01/2007    to  12/31/2007       40.157012         41.538159       217,833.4151
  01/01/2008    to  12/31/2008       41.538159         24.909874       271,311.7190
============   ==== ==========       =========         =========       ============

                        0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.161962          5.014280         272,810.6210
  01/01/2006    to  12/31/2006        5.014280          5.092360         249,889.3374
  01/01/2007    to  12/31/2007        5.092360          5.618407         216,149.1484
  01/01/2008    to  12/31/2008        5.618407          3.531289         182,170.8581
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.302754          4.505307         158,098.5497
  01/01/2005    to  04/30/2005        4.505307          4.150008               0.0000
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       39.691331         43.287160          60,244.5118
  01/01/2005    to  12/31/2005       43.287160         44.101407         181,072.3004
  01/01/2006    to  12/31/2006       44.101407         48.898652         245,163.4710
  01/01/2007    to  12/31/2007       48.898652         50.428124         246,324.7664
  01/01/2008    to  12/31/2008       50.428124         38.787323         240,906.3437
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.701554         11.683001          35,075.5872
============   ==== ==========       =========         =========         ============
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.903523         17.507015          50,785.4048
  01/01/2006    to  12/31/2006       17.507015         20.177546         141,773.5459
  01/01/2007    to  12/31/2007       20.177546         21.237224         148,087.1081
  01/01/2008    to  12/31/2008       21.237224         12.504179         160,036.3232
============   ==== ==========       =========         =========         ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.078074         13.358946          93,207.5667
  01/01/2005    to  12/31/2005       13.358946         13.961553         274,971.0425
  01/01/2006    to  12/31/2006       13.961553         16.435984         412,046.4437
  01/01/2007    to  12/31/2007       16.435984         16.798749         499,765.6470
  01/01/2008    to  12/31/2008       16.798749         11.457673         454,885.5597
============   ==== ==========       =========         =========         ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       48.043279         52.306131           2,888.9139
  01/01/2005    to  12/31/2005       52.306131         54.521838          10,209.8048
  01/01/2006    to  12/31/2006       54.521838         62.600848          11,322.3539
  01/01/2007    to  12/31/2007       62.600848         58.261326          10,298.5835
  01/01/2008    to  12/31/2008       58.261326         35.376966           8,602.1399
============   ==== ==========       =========         =========         ============

                        0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.538871         13.169571            7,083.3601
  01/01/2007    to  12/31/2007       13.169571         13.420976           13,728.7111
  01/01/2008    to  12/31/2008       13.420976          7.868158           37,521.1744
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.591477         12.244288          262,690.2659
  01/01/2007    to  12/31/2007       12.244288         12.720065        1,770,919.6819
  01/01/2008    to  12/31/2008       12.720065          8.575693        4,419,617.5305
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.705601         11.268360            3,070.5519
  01/01/2007    to  12/31/2007       11.268360         11.821931           40,622.1982
  01/01/2008    to  12/31/2008       11.821931          9.291690          316,045.2884
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.214412         12.910117          130,854.2179
  01/01/2007    to  12/31/2007       12.910117         13.388744        1,269,502.1884
  01/01/2008    to  12/31/2008       13.388744          8.239949        2,959,065.7283
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.119360         11.718604           13,918.1293
  01/01/2007    to  12/31/2007       11.718604         12.327685          514,413.5535
  01/01/2008    to  12/31/2008       12.327685          8.984678        1,277,750.8877
============   ==== ==========       =========         =========        ==============

                                    CLASS A




                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001       11.001105          9.577854           522.5531
  01/01/2002    to  12/31/2002        9.577854          7.996152           642.2007
  01/01/2003    to  12/31/2003        7.996152         10.217395           631.9731
  01/01/2004    to  12/31/2004       10.217395         12.543717           630.9292
  01/01/2005    to  12/31/2005       12.543717         14.645805           629.9827
  01/01/2006    to  12/31/2006       14.645805         18.594523           629.0873
  01/01/2007    to  12/31/2007       18.594523         21.111940           621.1544
  01/01/2008    to  12/31/2008       21.111940         12.464839           620.1018
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.968881         26.918630           224.1657
  01/01/2007    to  12/31/2007       26.918630         30.606523         1,145.1691
  01/01/2008    to  12/31/2008       30.606523         18.668550         8,955.0302
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       33.297934         16.902186         1,718.1560
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      185.923954        107.797606         1,509.2499
============   ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       10.033806          8.940798         5,476.3542
  01/01/2002    to  12/31/2002        8.940798          7.208702        19,862.5869
  01/01/2003    to  12/31/2003        7.208702          9.436057        27,558.5805
  01/01/2004    to  12/31/2004        9.436057         11.072860        26,379.3192
  01/01/2005    to  12/31/2005       11.072860         12.077799        25,708.9294
  01/01/2006    to  12/31/2006       12.077799         14.522376        25,030.5808
  01/01/2007    to  12/31/2007       14.522376         16.599409        21,373.4439
  01/01/2008    to  12/31/2008       16.599409          9.798006        18,300.2626
============   ==== ==========      ==========        ==========        ===========

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       13.265252         12.980355         1,073.9466
  01/01/2002    to  12/31/2002       12.980355         10.475037         5,418.9073
  01/01/2003    to  12/31/2003       10.475037         13.703613         5,817.0226
  01/01/2004    to  12/31/2004       13.703613         15.741194         4,122.3770
  01/01/2005    to  12/31/2005       15.741194         16.966367         3,796.1138
  01/01/2006    to  12/31/2006       16.966367         20.461390         7,993.5984
  01/01/2007    to  12/31/2007       20.461390         20.732155        10,956.3214
  01/01/2008    to  12/31/2008       20.732155         11.838158        11,439.4894
============   ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.421620          9.552544           529.7680
============   ==== ==========       =========         =========        ===========
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.436882          9.989079         1,208.5341
============   ==== ==========       =========         =========        ===========
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335         17.184263         4,679.5238
  01/01/2002    to  12/31/2002       17.184263         12.739890        11,658.8552
  01/01/2003    to  04/25/2003       12.739890         13.250317         9,636.1521
============   ==== ==========       =========         =========        ===========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474         10.539643         2,052.3784
  01/01/2002    to  12/31/2002       10.539643          8.711573         3,281.5052
  01/01/2003    to  04/25/2003        8.711573          8.474969         3,281.5100
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       18.073257         16.078651         4,308.6673
  01/01/2008    to  12/31/2008       16.078651          9.821475         3,612.6213
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073         14.297617         1,883.5516
  01/01/2002    to  12/31/2002       14.297617         11.155586         3,190.2180
  01/01/2003    to  12/31/2003       11.155586         14.167897         3,187.7526
  01/01/2004    to  12/31/2004       14.167897         16.597351         2,978.3802
  01/01/2005    to  12/31/2005       16.597351         18.040799         3,064.1207
  01/01/2006    to  12/31/2006       18.040799         20.473063         3,521.7454
  01/01/2007    to  04/27/2007       20.473063         22.286166             0.0000
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.446376         12.155718             0.0000
  01/01/2007    to  04/27/2007       12.155718         13.444837             0.0000
============   ==== ==========       =========         =========        ===========

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.308253            10.0000
  01/01/2003    to  12/31/2003        8.308253          9.996717             0.0000
  01/01/2004    to  12/31/2004        9.996717         11.002711             0.0000
  01/01/2005    to  12/31/2005       11.002711         11.645366             0.0000
  01/01/2006    to  04/30/2006       11.645366         12.186767             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145         14.013910        13,775.4498
  01/01/2002    to  12/31/2002       14.013910         13.794924        80,655.5324
  01/01/2003    to  12/31/2003       13.794924         16.274293       108,467.3433
  01/01/2004    to  12/31/2004       16.274293         17.427746       148,944.3542
  01/01/2005    to  12/31/2005       17.427746         17.512482       140,143.1969
  01/01/2006    to  12/31/2006       17.512482         18.924769       129,024.6997
  01/01/2007    to  12/31/2007       18.924769         19.962632       128,228.8857
  01/01/2008    to  12/31/2008       19.962632         16.086835       114,812.1869
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.024939        23,764.6312
  01/01/2004    to  12/31/2004       12.024939         14.016049        91,713.3603
  01/01/2005    to  12/31/2005       14.016049         14.424919        96,391.7875
  01/01/2006    to  12/31/2006       14.424919         16.388660        96,827.3540
  01/01/2007    to  04/27/2007       16.388660         17.484182             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103         10.634179         3,626.9684
  01/01/2002    to  12/31/2002       10.634179          7.460700        18,041.1438
  01/01/2003    to  04/25/2003        7.460700          7.585393        17,148.7082
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       45.986929         51.167756         5,044.2935
  01/01/2005    to  12/31/2005       51.167756         52.522328         4,924.5950
  01/01/2006    to  12/31/2006       52.522328         61.375278         3,968.0059
  01/01/2007    to  12/31/2007       61.375278         63.200088         3,000.5165
  01/01/2008    to  12/31/2008       63.200088         39.924381         2,424.3496
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001       13.458643         12.184389        13,697.0550
  01/01/2002    to  12/31/2002       12.184389          8.412857        32,117.3198
  01/01/2003    to  12/31/2003        8.412857         10.418174        24,640.9683
  01/01/2004    to  04/30/2004       10.418174         10.240269        24,389.3610
============   ==== ==========       =========         =========       ============

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       43.048356         41.497891        21,474.3005
  01/01/2002    to  12/31/2002       41.497891         33.640569       111,772.9140
  01/01/2003    to  12/31/2003       33.640569         43.541625       135,220.1175
  01/01/2004    to  12/31/2004       43.541625         48.558997       150,161.3250
  01/01/2005    to  12/31/2005       48.558997         49.707819       148,728.5456
  01/01/2006    to  12/31/2006       49.707819         57.967181       135,151.1234
  01/01/2007    to  12/31/2007       57.967181         59.523046       122,327.8647
  01/01/2008    to  12/31/2008       59.523046         37.520041       111,372.2325
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.874966          8.394956             9.1954
  01/01/2003    to  12/31/2003        8.394956         10.375204             0.0000
  01/01/2004    to  04/30/2004       10.375204         10.187124             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376         10.666070           437.3543
  01/01/2003    to  12/31/2003       10.666070         13.215628         1,966.5515
  01/01/2004    to  04/30/2004       13.215628         13.446509         2,126.4978
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676         17.502028        21,276.3724
  01/01/2002    to  12/31/2002       17.502028         15.667287        65,092.5906
  01/01/2003    to  12/31/2003       15.667287         19.525481        74,302.3212
  01/01/2004    to  12/31/2004       19.525481         24.067397       101,239.3772
  01/01/2005    to  12/31/2005       24.067397         25.746048        97,481.2706
  01/01/2006    to  12/31/2006       25.746048         28.594177        91,865.9768
  01/01/2007    to  12/31/2007       28.594177         28.477901       104,949.7030
  01/01/2008    to  12/31/2008       28.477901         17.261569        98,363.3581
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.024939        23,764.6312
  01/01/2004    to  12/31/2004       12.024939         14.016049        91,713.3603
  01/01/2005    to  12/31/2005       14.016049         14.424919        96,391.7875
  01/01/2006    to  12/31/2006       14.424919         16.388660        96,827.3540
  01/01/2007    to  04/27/2007       16.388660         17.484182             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       16.319840         17.117546         8,819.7751
  01/01/2008    to  12/31/2008       17.117546          9.720309         6,525.0986
============   ==== ==========       =========         =========       ============

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001       12.551005         11.211653         9,471.3255
  01/01/2002    to  12/31/2002       11.211653          8.396437        21,772.4500
  01/01/2003    to  12/31/2003        8.396437         10.766938        17,969.4444
  01/01/2004    to  12/31/2004       10.766938         11.365819        16,747.4943
  01/01/2005    to  12/31/2005       11.365819         12.247363        16,140.9738
  01/01/2006    to  12/31/2006       12.247363         12.889755        12,722.6205
  01/01/2007    to  04/27/2007       12.889755         13.778830             0.0000
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998904          6.618382        16,846.7851
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998904          7.053061        49,281.8191
============   ==== ==========       =========         =========        ===========
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998904          6.587429        10,642.8810
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.601998          6.256334           505.2729
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776          7.308830         1,385.1742
  01/01/2003    to  12/31/2003        7.308830          9.554814         4,492.9319
  01/01/2004    to  12/31/2004        9.554814         11.309751        20,437.6564
  01/01/2005    to  12/31/2005       11.309751         13.036397        23,587.4987
  01/01/2006    to  12/31/2006       13.036397         16.335582        32,775.0332
  01/01/2007    to  12/31/2007       16.335582         18.321653        33,248.6477
  01/01/2008    to  12/31/2008       18.321653         10.454338        30,151.6775
============   ==== ==========       =========         =========        ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        8.083026          8.799962         2,761.4564
  01/01/2006    to  12/31/2006        8.799962          9.376187         7,517.9186
  01/01/2007    to  12/31/2007        9.376187         10.608761        11,122.8057
  01/01/2008    to  12/31/2008       10.608761          5.677910        15,203.8126
============   ==== ==========       =========         =========        ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.817006         12.281046        46,962.7933
  01/01/2005    to  12/31/2005       12.281046         12.432473        46,982.8446
  01/01/2006    to  12/31/2006       12.432473         12.865190        62,567.5371
  01/01/2007    to  12/31/2007       12.865190         13.699952        65,701.6390
  01/01/2008    to  12/31/2008       13.699952         13.618841        82,295.6619
============   ==== ==========       =========         =========        ===========

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067         10.170063            10.3971
  01/01/2002    to  12/31/2002       10.170063         12.198301            10.3971
  01/01/2003    to  12/31/2003       12.198301         14.786746             0.0000
  01/01/2004    to  04/30/2004       14.786746         14.413248             0.0000
============   ==== ==========       =========         =========        ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852         13.436036         3,765.2676
  01/01/2002    to  12/31/2002       13.436036         14.445476        21,616.9557
  01/01/2003    to  12/31/2003       14.445476         14.839176        28,796.6843
  01/01/2004    to  11/19/2004       14.839176         15.280414        37,293.3124
============   ==== ==========       =========         =========        ===========
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.147638         20.736144             0.0000
  01/01/2007    to  12/31/2007       20.736144         21.556187             0.0000
  01/01/2008    to  12/31/2008       21.556187         14.333444             0.0000
============   ==== ==========       =========         =========        ===========
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       19.015359         19.804629             0.0000
  01/01/2007    to  12/31/2007       19.804629         20.909684         1,906.7834
  01/01/2008    to  12/31/2008       20.909684         18.477430           646.8164
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.414748         12.402078        28,573.9629
  01/01/2005    to  12/31/2005       12.402078         13.055956        24,598.9190
  01/01/2006    to  12/31/2006       13.055956         14.591587        22,747.8425
  01/01/2007    to  12/31/2007       14.591587         15.767636        21,547.6697
  01/01/2008    to  12/31/2008       15.767636          9.053666        20,030.1915
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403         13.339126         5,766.7896
  01/01/2002    to  12/31/2002       13.339126         10.143926        37,476.5128
  01/01/2003    to  12/31/2003       10.143926         12.749258        37,768.8103
  01/01/2004    to  04/30/2004       12.749258         12.780732        27,559.6355
============   ==== ==========       =========         =========        ===========

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903          4.557481         2,376.3651
  01/01/2003    to  12/31/2003        4.557481          6.165371         2,683.7532
  01/01/2004    to  12/31/2004        6.165371          7.191797           283.3650
  01/01/2005    to  12/31/2005        7.191797          8.161916           275.8324
  01/01/2006    to  12/31/2006        8.161916          8.579046           242.7222
  01/01/2007    to  12/31/2007        8.579046          9.991256           249.3199
  01/01/2008    to  12/31/2008        9.991256          5.959776           239.9799
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.742071         13.620605         5,747.5535
  01/01/2005    to  12/31/2005       13.620605         14.930427         5,508.0530
  01/01/2006    to  12/31/2006       14.930427         15.318646         3,808.3089
  01/01/2007    to  12/31/2007       15.318646         16.611118         3,236.5688
  01/01/2008    to  12/31/2008       16.611118         10.472818         2,453.1384
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215         12.229092         1,913.6475
  01/01/2002    to  12/31/2002       12.229092          8.634454         7,323.8623
  01/01/2003    to  12/31/2003        8.634454         11.732557         6,396.5850
  01/01/2004    to  04/30/2004       11.732557         11.969166         6,311.3433
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999178         10.504047         4,219.4905
  01/01/2006    to  12/31/2006       10.504047         12.069267        23,299.7898
  01/01/2007    to  12/31/2007       12.069267         11.650766        29,277.2162
  01/01/2008    to  12/31/2008       11.650766          7.392281        42,566.5554
============   ==== ==========       =========         =========       ============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214          8.841840        14,014.5502
  01/01/2002    to  12/31/2002        8.841840          6.616730        60,932.6457
  01/01/2003    to  12/31/2003        6.616730          8.889917        99,708.3354
  01/01/2004    to  12/31/2004        8.889917          9.896570       104,762.8469
  01/01/2005    to  12/31/2005        9.896570         10.247254       101,058.5878
  01/01/2006    to  12/31/2006       10.247254         10.994803        77,531.0524
  01/01/2007    to  12/31/2007       10.994803         13.440705        70,695.3196
  01/01/2008    to  12/31/2008       13.440705          7.085492        68,230.1535
============   ==== ==========       =========         =========       ============

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       49.074205         49.415126             0.0000
  01/01/2006    to  12/31/2006       49.415126         50.948766           459.9969
  01/01/2007    to  12/31/2007       50.948766         53.476670         1,181.8864
  01/01/2008    to  12/31/2008       53.476670         51.002790         2,432.1808
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.121702         10.255520         5,365.7315
  01/01/2006    to  12/31/2006       10.255520         10.615850        14,285.1898
  01/01/2007    to  12/31/2007       10.615850         11.015631        24,654.3650
  01/01/2008    to  12/31/2008       11.015631         11.189185       152,090.2443
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364         10.180132        14,671.7194
  01/01/2002    to  12/31/2002       10.180132         10.189322        17,282.8114
  01/01/2003    to  12/31/2003       10.189322         10.131745         2,951.8406
  01/01/2004    to  12/31/2004       10.131745         10.094988         6,414.1288
  01/01/2005    to  04/30/2005       10.094988         10.121382             0.0000
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.837319        10,028.3916
  01/01/2003    to  12/31/2003        7.837319         10.664925        41,757.0973
  01/01/2004    to  12/31/2004       10.664925         11.509694        98,886.4243
  01/01/2005    to  12/31/2005       11.509694         12.022612        97,358.8879
  01/01/2006    to  12/31/2006       12.022612         13.073890       102,610.1931
  01/01/2007    to  12/31/2007       13.073890         12.901327        93,902.8167
  01/01/2008    to  12/31/2008       12.901327          7.611841        87,403.9075
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS
B))
  05/14/2001    to  12/31/2001       16.568252         15.758140         4,798.4994
  01/01/2002    to  12/31/2002       15.758140         11.571984         7,618.9644
  01/01/2003    to  12/31/2003       11.571984         15.260561         9,898.4356
  01/01/2004    to  11/19/2004       15.260561         16.488384         7,648.0116
============   ==== ==========       =========         =========       ============

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679          8.380126        12,476.7771
  01/01/2003    to  12/31/2003        8.380126         10.846809        38,865.7372
  01/01/2004    to  12/31/2004       10.846809         12.042432        58,381.8018
  01/01/2005    to  12/31/2005       12.042432         13.131424        59,610.1636
  01/01/2006    to  12/31/2006       13.131424         14.873990        69,905.9149
  01/01/2007    to  12/31/2007       14.873990         15.377827        64,005.6780
  01/01/2008    to  12/31/2008       15.377827          9.217238        84,477.9864
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.842315         11.478554           950.1059
  01/01/2008    to  12/31/2008       11.478554          6.669642         6,237.4583
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.258648         13.559788         7,818.3659
  01/01/2006    to  12/31/2006       13.559788         13.764069         7,238.9402
  01/01/2007    to  12/31/2007       13.764069         15.178281         7,129.9849
  01/01/2008    to  12/31/2008       15.178281          9.535078         6,228.5834
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.763340           976.3269
  01/01/2004    to  12/31/2004       11.763340         12.189481         5,232.7221
  01/01/2005    to  04/30/2005       12.189481         11.226357             0.0000
============   ==== ==========       =========         =========       ============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.656747           240.5936
  01/01/2004    to  12/31/2004       12.656747         14.783307           299.7750
  01/01/2005    to  12/31/2005       14.783307         17.210668           296.9330
  01/01/2006    to  12/31/2006       17.210668         19.804997           294.2770
  01/01/2007    to  12/31/2007       19.804997         21.581152           291.0140
  01/01/2008    to  12/31/2008       21.581152         11.913325           147.5164
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.655273         11.616734       159,996.8605
  01/01/2005    to  12/31/2005       11.616734         11.829350       160,234.6801
  01/01/2006    to  12/31/2006       11.829350         13.109581       159,589.6640
  01/01/2007    to  12/31/2007       13.109581         13.512833       150,254.8977
  01/01/2008    to  12/31/2008       13.512833         10.388320       153,048.1592
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.620076         11.622060         3,236.8251
============   ==== ==========       =========         =========       ============

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.842767         17.429872           787.2377
  01/01/2006    to  12/31/2006       17.429872         20.078622        11,093.2987
  01/01/2007    to  12/31/2007       20.078622         21.122482        13,322.9337
  01/01/2008    to  12/31/2008       21.122482         12.430370        13,847.5075
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.069767         3,815.6826
  01/01/2004    to  12/31/2004       12.069767         13.361506        19,818.1170
  01/01/2005    to  12/31/2005       13.361506         13.957269        25,306.2270
  01/01/2006    to  12/31/2006       13.957269         16.422752        32,318.1652
  01/01/2007    to  12/31/2007       16.422752         16.776787        38,755.9542
  01/01/2008    to  12/31/2008       16.776787         11.436944        39,626.8407
============   ==== ==========       =========         =========       ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2003    to  12/31/2003        9.148631         11.291763           600.3078
  01/01/2004    to  12/31/2004       11.291763         12.421290         7,528.7347
  01/01/2005    to  12/31/2005       12.421290         12.941007         7,855.9036
  01/01/2006    to  12/31/2006       12.941007         14.851192         7,885.4660
  01/01/2007    to  12/31/2007       14.851192         13.814749         6,755.8728
  01/01/2008    to  12/31/2008       13.814749          8.384262         6,268.9700
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.530000         13.155404            75.0660
  01/01/2007    to  12/31/2007       13.155404         13.399798             0.0000
  01/01/2008    to  12/31/2008       13.399798          7.851792             0.0000
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.580000         12.231114        39,064.2014
  01/01/2007    to  12/31/2007       12.231114         12.699992        33,435.6487
  01/01/2008    to  12/31/2008       12.699992          8.557860       142,058.8022
============   ==== ==========       =========         =========       ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.700000         11.256234            85.9172
  01/01/2007    to  12/31/2007       11.256234         11.803275         3,106.6821
  01/01/2008    to  12/31/2008       11.803275          9.272371         8,737.5576
============   ==== ==========       =========         =========       ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.210000         12.896228        20,213.1577
  01/01/2007    to  12/31/2007       12.896228         13.367616        19,131.6759
  01/01/2008    to  12/31/2008       13.367616          8.222811        87,142.4339
============   ==== ==========       =========         =========       ============

                       1.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.110000         11.705995             0.0000
  01/01/2007    to  12/31/2007       11.705995         12.308231             0.0000
  01/01/2008    to  12/31/2008       12.308231          8.965995        23,606.5492
============   ==== ==========       =========         =========        ===========

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001       11.001105          9.571780           704.3049
  01/01/2002    to  12/31/2002        9.571780          7.983084         3,847.5117
  01/01/2003    to  12/31/2003        7.983084         10.190500         4,058.4129
  01/01/2004    to  12/31/2004       10.190500         12.498173         4,058.1817
  01/01/2005    to  12/31/2005       12.498173         14.578096         4,057.9822
  01/01/2006    to  12/31/2006       14.578096         18.490124         3,011.5278
  01/01/2007    to  12/31/2007       18.490124         20.972317         3,011.3643
  01/01/2008    to  12/31/2008       20.972317         12.369963         2,975.4827
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.722206         26.659576           854.0275
  01/01/2007    to  12/31/2007       26.659576         30.281524        26,717.7017
  01/01/2008    to  12/31/2008       30.281524         18.451761        50,365.4455
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.966507         16.722577         2,625.0213
============   ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      181.472192        105.144996         3,023.1020
============   ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       10.033806          8.935139         8,734.3044
  01/01/2002    to  12/31/2002        8.935139          7.196923        27,215.8340
  01/01/2003    to  12/31/2003        7.196923          9.411242        34,713.7110
  01/01/2004    to  12/31/2004        9.411242         11.032680        33,630.4673
  01/01/2005    to  12/31/2005       11.032680         12.021985        27,293.0000
  01/01/2006    to  12/31/2006       12.021985         14.440866        15,216.0401
  01/01/2007    to  12/31/2007       14.440866         16.489663        13,157.8164
  01/01/2008    to  12/31/2008       16.489663          9.723449        12,447.9672
============   ==== ==========      ==========        ==========        ===========

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       13.265252         12.972142         3,076.0571
  01/01/2002    to  12/31/2002       12.972142         10.457929        11,160.5542
  01/01/2003    to  12/31/2003       10.457929         13.667584        11,255.4987
  01/01/2004    to  12/31/2004       13.667584         15.684085        11,101.5185
  01/01/2005    to  12/31/2005       15.684085         16.887973        10,061.1785
  01/01/2006    to  12/31/2006       16.887973         20.346562        34,737.4098
  01/01/2007    to  12/31/2007       20.346562         20.595092        51,781.4299
  01/01/2008    to  12/31/2008       20.595092         11.748077        58,687.7248
============   ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.352176          9.507992           763.0429
============   ==== ==========       =========         =========        ===========
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.396747          9.952484        10,814.8877
============   ==== ==========       =========         =========        ===========
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335         17.173380        10,836.6047
  01/01/2002    to  12/31/2002       17.173380         12.719064        10,667.3649
  01/01/2003    to  04/25/2003       12.719064         13.224525        11,383.6234
============   ==== ==========       =========         =========        ===========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474         10.532953         5,331.3043
  01/01/2002    to  12/31/2002       10.532953          8.697317        11,826.0129
  01/01/2003    to  04/25/2003        8.697317          8.458458        12,546.1600
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.973122         15.978833        31,008.4362
  01/01/2008    to  12/31/2008       15.978833          9.750694        32,190.6397
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073         14.288562         2,144.0265
  01/01/2002    to  12/31/2002       14.288562         11.137359         5,613.1157
  01/01/2003    to  12/31/2003       11.137359         14.130628         9,160.6473
  01/01/2004    to  12/31/2004       14.130628         16.537110        15,468.2836
  01/01/2005    to  12/31/2005       16.537110         17.957419        18,347.2949
  01/01/2006    to  12/31/2006       17.957419         20.358139        25,900.1704
  01/01/2007    to  04/27/2007       20.358139         22.153848             0.0000
============   ==== ==========       =========         =========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.434533         12.135092         1,835.1165
  01/01/2007    to  04/27/2007       12.135092         13.417654             0.0000
============   ==== ==========       =========         =========        ===========

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.302694           473.0470
  01/01/2003    to  12/31/2003        8.302694          9.980045         3,145.5602
  01/01/2004    to  12/31/2004        9.980045         10.973359         2,501.9996
  01/01/2005    to  12/31/2005       10.973359         11.602730         2,414.5821
  01/01/2006    to  04/30/2006       11.602730         12.138227         2,414.5821
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145         14.005054        51,150.9824
  01/01/2002    to  12/31/2002       14.005054         13.772434       158,467.5780
  01/01/2003    to  12/31/2003       13.772434         16.231535       231,936.6625
  01/01/2004    to  12/31/2004       16.231535         17.364545       287,253.5941
  01/01/2005    to  12/31/2005       17.364545         17.431587       345,119.8562
  01/01/2006    to  12/31/2006       17.431587         18.818584       383,601.7014
  01/01/2007    to  12/31/2007       18.818584         19.830684       405,933.2021
  01/01/2008    to  12/31/2008       19.830684         15.964477       362,197.6756
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.016911        27,922.0086
  01/01/2004    to  12/31/2004       12.016911         13.992664       136,860.6166
  01/01/2005    to  12/31/2005       13.992664         14.386504       373,022.1339
  01/01/2006    to  12/31/2006       14.386504         16.328733       449,912.3996
  01/01/2007    to  04/27/2007       16.328733         17.414578             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103         10.627445        12,615.1855
  01/01/2002    to  12/31/2002       10.627445          7.448502        30,320.2933
  01/01/2003    to  04/25/2003        7.448502          7.570622        31,194.8385
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       45.328708         50.401968         8,015.3957
  01/01/2005    to  12/31/2005       50.401968         51.684722         7,228.7736
  01/01/2006    to  12/31/2006       51.684722         60.336328         5,917.7195
  01/01/2007    to  12/31/2007       60.336328         62.067821         5,343.8675
  01/01/2008    to  12/31/2008       62.067821         39.169677         5,149.0376
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001       13.458643         12.176678        28,755.6791
  01/01/2002    to  12/31/2002       12.176678          8.399113        50,829.2496
  01/01/2003    to  12/31/2003        8.399113         10.390772        41,662.5984
  01/01/2004    to  04/30/2004       10.390772         10.209980        39,705.6566
============   ==== ==========       =========         =========       ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       43.048356         41.471623        64,836.9708
  01/01/2002    to  12/31/2002       41.471623         33.585611       196,912.7031
  01/01/2003    to  12/31/2003       33.585611         43.427104       240,380.1036
  01/01/2004    to  12/31/2004       43.427104         48.382769       298,375.4336
  01/01/2005    to  12/31/2005       48.382769         49.478075       328,256.8049
  01/01/2006    to  12/31/2006       49.478075         57.641789       330,831.4312
  01/01/2007    to  12/31/2007       57.641789         59.129447       307,854.3323
  01/01/2008    to  12/31/2008       59.129447         37.234451       283,914.9180
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.864476          8.381239           673.6389
  01/01/2003    to  12/31/2003        8.381239         10.347907           662.0562
  01/01/2004    to  04/30/2004       10.347907         10.156984           662.0562
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376         10.658936           561.3586
  01/01/2003    to  12/31/2003       10.658936         13.193597         3,874.9054
  01/01/2004    to  04/30/2004       13.193597         13.419683         3,874.9054
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676         17.490951        41,240.6839
  01/01/2002    to  12/31/2002       17.490951         15.641703       144,460.1141
  01/01/2003    to  12/31/2003       15.641703         19.474137       180,949.5877
  01/01/2004    to  12/31/2004       19.474137         23.980073       227,425.1135
  01/01/2005    to  12/31/2005       23.980073         25.627080       298,204.8666
  01/01/2006    to  12/31/2006       25.627080         28.433688       306,337.7662
  01/01/2007    to  12/31/2007       28.433688         28.289609       389,746.4838
  01/01/2008    to  12/31/2008       28.289609         17.130207       337,965.7481
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.016911        27,922.0086
  01/01/2004    to  12/31/2004       12.016911         13.992664       136,860.6166
  01/01/2005    to  12/31/2005       13.992664         14.386504       373,022.1339
  01/01/2006    to  12/31/2006       14.386504         16.328733       449,912.3996
  01/01/2007    to  04/27/2007       16.328733         17.414578             0.0000
============   ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       16.132242         16.909426        23,414.7555
  01/01/2008    to  12/31/2008       16.909426          9.592474        21,021.9638
============   ==== ==========       =========         =========       ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001       12.551005         11.204557        28,184.2012
  01/01/2002    to  12/31/2002       11.204557          8.382724        52,959.4924
  01/01/2003    to  12/31/2003        8.382724         10.738624        46,795.1104
  01/01/2004    to  12/31/2004       10.738624         11.324574        41,939.0517
  01/01/2005    to  12/31/2005       11.324574         12.190763        35,468.1043
  01/01/2006    to  12/31/2006       12.190763         12.817399        31,752.3802
  01/01/2007    to  04/27/2007       12.817399         13.697022             0.0000
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998795          6.613817        58,198.4506
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998795          7.048200        28,868.9180
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998795          6.582886        35,850.1479
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.574778          6.239565           588.4248
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776          7.303933            11.6839
  01/01/2003    to  12/31/2003        7.303933          9.538885        16,807.0629
  01/01/2004    to  12/31/2004        9.538885         11.279589        37,218.2838
  01/01/2005    to  12/31/2005       11.279589         12.988682       106,473.0510
  01/01/2006    to  12/31/2006       12.988682         16.259580       160,775.1012
  01/01/2007    to  12/31/2007       16.259580         18.218089       130,214.7428
  01/01/2008    to  12/31/2008       18.218089         10.384796       112,724.9287
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        8.048983          8.757094        76,380.1411
  01/01/2006    to  12/31/2006        8.757094          9.321209       166,309.5418
  01/01/2007    to  12/31/2007        9.321209         10.535958       154,809.3461
  01/01/2008    to  12/31/2008       10.535958          5.633273       153,733.7493
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.779011         12.233448        80,104.6588
  01/01/2005    to  12/31/2005       12.233448         12.371946       142,652.0747
  01/01/2006    to  12/31/2006       12.371946         12.789800       216,892.7740
  01/01/2007    to  12/31/2007       12.789800         13.605991       255,857.1632
  01/01/2008    to  12/31/2008       13.605991         13.511884       267,247.6611
============   ==== ==========       =========         =========       ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067         10.163622         2,099.3414
  01/01/2002    to  12/31/2002       10.163622         12.178399         4,359.1125
  01/01/2003    to  12/31/2003       12.178399         14.747867         3,331.0896
  01/01/2004    to  04/30/2004       14.747867         14.370627         3,331.0896
============   ==== ==========       =========         =========        ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852         13.427541         3,550.4389
  01/01/2002    to  12/31/2002       13.427541         14.421914        34,353.0474
  01/01/2003    to  12/31/2003       14.421914         14.800160        27,365.2669
  01/01/2004    to  11/19/2004       14.800160         15.226762        46,820.8906
============   ==== ==========       =========         =========        ===========
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.914665         20.470267         1,985.9636
  01/01/2007    to  12/31/2007       20.470267         21.258406         5,158.7439
  01/01/2008    to  12/31/2008       21.258406         14.121239         9,439.1989
============   ==== ==========       =========         =========        ===========
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.791557         19.558566         1,347.6396
  01/01/2007    to  12/31/2007       19.558566         20.629143         9,590.1852
  01/01/2008    to  12/31/2008       20.629143         18.211245        16,482.6226
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.352309         12.326065        25,942.8261
  01/01/2005    to  12/31/2005       12.326065         12.963011        23,811.0264
  01/01/2006    to  12/31/2006       12.963011         14.473274        18,288.4390
  01/01/2007    to  12/31/2007       14.473274         15.624073        15,065.9960
  01/01/2008    to  12/31/2008       15.624073          8.962214        13,148.2772
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403         13.330682         9,531.4427
  01/01/2002    to  12/31/2002       13.330682         10.127350        29,361.9071
  01/01/2003    to  12/31/2003       10.127350         12.715722        25,278.7722
  01/01/2004    to  04/30/2004       12.715722         12.742926        25,167.1184
============   ==== ==========       =========         =========        ===========

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903          4.554424         2,507.4207
  01/01/2003    to  12/31/2003        4.554424          6.155084         3,414.3148
  01/01/2004    to  12/31/2004        6.155084          7.172606         3,407.3804
  01/01/2005    to  12/31/2005        7.172606          8.132030         1,823.4997
  01/01/2006    to  12/31/2006        8.132030          8.539112         1,817.6953
  01/01/2007    to  12/31/2007        8.539112          9.934760         1,812.2843
  01/01/2008    to  12/31/2008        9.934760          5.920119         1,805.4443
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.650986         13.514275         8,861.3605
  01/01/2005    to  12/31/2005       13.514275         14.799121         7,737.5884
  01/01/2006    to  12/31/2006       14.799121         15.168787         6,820.2613
  01/01/2007    to  12/31/2007       15.168787         16.432087         6,734.6661
  01/01/2008    to  12/31/2008       16.432087         10.349531         6,823.1196
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215         12.221351         3,674.5542
  01/01/2002    to  12/31/2002       12.221351          8.620347         9,758.1689
  01/01/2003    to  12/31/2003        8.620347         11.701703         9,585.4675
  01/01/2004    to  04/30/2004       11.701703         11.933771         9,496.0950
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999096         10.497002       160,317.7566
  01/01/2006    to  12/31/2006       10.497002         12.049151       367,692.0687
  01/01/2007    to  12/31/2007       12.049151         11.619656       371,955.9999
  01/01/2008    to  12/31/2008       11.619656          7.365130       387,649.8239
============   ==== ==========       =========         =========       ============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214          8.836233        33,722.4511
  01/01/2002    to  12/31/2002        8.836233          6.605900       127,348.4883
  01/01/2003    to  12/31/2003        6.605900          8.866515       161,793.1157
  01/01/2004    to  12/31/2004        8.866515          9.860629       185,326.9906
  01/01/2005    to  12/31/2005        9.860629         10.199867       222,217.3539
  01/01/2006    to  12/31/2006       10.199867         10.933051       241,983.2950
  01/01/2007    to  12/31/2007       10.933051         13.351791       220,620.5545
  01/01/2008    to  12/31/2008       13.351791          7.031539       224,268.8533
============   ==== ==========       =========         =========       ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       48.020879         48.322430           904.3049
  01/01/2006    to  12/31/2006       48.322430         49.772497         3,614.0364
  01/01/2007    to  12/31/2007       49.772497         52.189549         8,010.8610
  01/01/2008    to  12/31/2008       52.189549         49.725321        14,199.6629
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.081599         10.208117        12,545.8260
  01/01/2006    to  12/31/2006       10.208117         10.556250         3,305.0050
  01/01/2007    to  12/31/2007       10.556250         10.942779        37,941.5928
  01/01/2008    to  12/31/2008       10.942779         11.104044        97,246.2866
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364         10.173687             9.9262
  01/01/2002    to  12/31/2002       10.173687         10.172686         8,064.9317
  01/01/2003    to  12/31/2003       10.172686         10.105101           714.3517
  01/01/2004    to  12/31/2004       10.105101         10.058352         1,033.4637
  01/01/2005    to  04/30/2005       10.058352         10.081364             0.0000
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.832076         3,566.0184
  01/01/2003    to  12/31/2003        7.832076         10.647156        45,310.5291
  01/01/2004    to  12/31/2004       10.647156         11.479006       232,896.5182
  01/01/2005    to  12/31/2005       11.479006         11.978611       408,504.2783
  01/01/2006    to  12/31/2006       11.978611         13.013062       472,899.0574
  01/01/2007    to  12/31/2007       13.013062         12.828396       426,150.8584
  01/01/2008    to  12/31/2008       12.828396          7.561201       345,129.1715
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS
B))
  05/14/2001    to  12/31/2001       16.568252         15.748165        11,205.4898
  01/01/2002    to  12/31/2002       15.748165         11.553091        25,523.3783
  01/01/2003    to  12/31/2003       11.553091         15.220437        26,462.8582
  01/01/2004    to  11/19/2004       15.220437         16.430494        28,139.0908
============   ==== ==========       =========         =========       ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679          8.374517         7,533.7157
  01/01/2003    to  12/31/2003        8.374517         10.828724        20,062.5765
  01/01/2004    to  12/31/2004       10.828724         12.010311        49,943.1930
  01/01/2005    to  12/31/2005       12.010311         13.083356       161,677.2184
  01/01/2006    to  12/31/2006       13.083356         14.804780       247,697.8200
  01/01/2007    to  12/31/2007       14.804780         15.290893       233,692.5299
  01/01/2008    to  12/31/2008       15.290893          9.155914       234,006.3145
============   ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.771474         11.402231        11,335.5831
  01/01/2008    to  12/31/2008       11.402231          6.618632        32,360.4127
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.236109         13.523685        40,408.8027
  01/01/2006    to  12/31/2006       13.523685         13.713734        39,324.7893
  01/01/2007    to  12/31/2007       13.713734         15.107575        30,282.2146
  01/01/2008    to  12/31/2008       15.107575          9.481120        22,036.4484
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.755493        12,728.1625
  01/01/2004    to  12/31/2004       11.755493         12.169148        32,009.1572
  01/01/2005    to  04/30/2005       12.169148         11.203975             0.0000
============   ==== ==========       =========         =========       ============
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.648299         7,838.9101
  01/01/2004    to  12/31/2004       12.648299         14.758645         8,438.3129
  01/01/2005    to  12/31/2005       14.758645         17.164845         7,108.0368
  01/01/2006    to  12/31/2006       17.164845         19.732584         6,794.2387
  01/01/2007    to  12/31/2007       19.732584         21.480643         5,670.0720
  01/01/2008    to  12/31/2008       21.480643         11.845929         5,492.5573
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.633893         11.585744       158,595.8747
  01/01/2005    to  12/31/2005       11.585744         11.786038       333,084.8008
  01/01/2006    to  12/31/2006       11.786038         13.048568       474,844.2018
  01/01/2007    to  12/31/2007       13.048568         13.436432       435,253.7958
  01/01/2008    to  12/31/2008       13.436432         10.319217       402,718.9476
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.458311         11.501128         4,308.8914
============   ==== ==========       =========         =========       ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.721995         17.276603        30,743.2664
  01/01/2006    to  12/31/2006       17.276603         19.882226        96,799.1496
  01/01/2007    to  12/31/2007       19.882226         20.894854        79,947.5509
  01/01/2008    to  12/31/2008       20.894854         12.284057        71,101.7405
============   ==== ==========       =========         =========       ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.061714        20,303.1017
  01/01/2004    to  12/31/2004       12.061714         13.339217        54,344.0530
  01/01/2005    to  12/31/2005       13.339217         13.920106       138,956.6990
  01/01/2006    to  12/31/2006       13.920106         16.362710       207,563.3905
  01/01/2007    to  12/31/2007       16.362710         16.698655       196,198.2331
  01/01/2008    to  12/31/2008       16.698655         11.372242       163,467.9541
============   ==== ==========       =========         =========       ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2003    to  12/31/2003        9.148631         11.284229         9,706.8774
  01/01/2004    to  12/31/2004       11.284229         12.400569         8,748.4384
  01/01/2005    to  12/31/2005       12.400569         12.906549        18,803.2763
  01/01/2006    to  12/31/2006       12.906549         14.796893        18,334.1721
  01/01/2007    to  12/31/2007       14.796893         13.750403        11,428.0666
  01/01/2008    to  12/31/2008       13.750403          8.336821        10,287.4833
============   ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.510000         13.127114             0.0000
  01/01/2007    to  12/31/2007       13.127114         13.357542             0.0000
  01/01/2008    to  12/31/2008       13.357542          7.819162        13,832.9298
============   ==== ==========       =========         =========       ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.570000         12.204809        83,155.8422
  01/01/2007    to  12/31/2007       12.204809         12.659942       281,808.2421
  01/01/2008    to  12/31/2008       12.659942          8.522303       511,915.2578
============   ==== ==========       =========         =========       ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.680000         11.232022             0.0000
  01/01/2007    to  12/31/2007       11.232022         11.766050         4,255.7587
  01/01/2008    to  12/31/2008       11.766050          9.233853        42,515.6039
============   ==== ==========       =========         =========       ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.190000         12.868494        23,693.5256
  01/01/2007    to  12/31/2007       12.868494         13.325461       217,892.2133
  01/01/2008    to  12/31/2008       13.325461          8.188642       546,880.6789
============   ==== ==========       =========         =========       ============

                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.090000         11.680817           479.9286
  01/01/2007    to  12/31/2007       11.680817         12.269415        68,750.7028
  01/01/2008    to  12/31/2008       12.269415          8.928746       152,524.5049
============   ==== ==========       =========         =========       ============

                                    1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/13/2006                             to  12/31/2006       25.477872         26.403013           511.9032
   01/01/2007                             to  12/31/2007       26.403013         29.959974        12,659.7864
   01/01/2008                             to  12/31/2008       29.959974         18.237496        15,637.0800
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008       32.638497         16.544941         1,022.0961
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   04/28/2008                             to  12/31/2008      177.128567        102.558578           255.1895
=============                            ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2006                             to  12/31/2006       17.057483         18.889287         3,004.9666
   01/01/2007                             to  12/31/2007       18.889287         19.100791        12,624.5138
   01/01/2008                             to  12/31/2008       19.100791         10.884738        18,684.9904
=============                            ==== ==========      ==========        ==========        ===========
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       17.282988          9.463640             0.0000
=============                            ==== ==========      ==========        ==========        ===========
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       13.356747          9.916036           225.6304
=============                            ==== ==========      ==========        ==========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
   04/30/2007                             to  12/31/2007       17.873505         15.879600        17,644.9013
   01/01/2008                             to  12/31/2008       15.879600          9.680404        10,446.0875
=============                            ==== ==========      ==========        ==========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
   05/01/2004                             to  12/31/2004       12.874365         14.949116           415.0068
   01/01/2005                             to  12/31/2005       14.949116         16.216868         4,057.4741
   01/01/2006                             to  12/31/2006       16.216868         18.366571        19,666.4683
   01/01/2007                             to  04/27/2007       18.366571         19.980101             0.0000
=============                            ==== ==========      ==========        ==========        ===========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
   05/01/2006                             to  12/31/2006       11.422703         12.114501           211.6659
   01/01/2007                             to  04/27/2007       12.114501         13.390526             0.0000
=============                            ==== ==========      ==========        ==========        ===========

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       16.210564         17.294349        18,050.7008
  01/01/2005    to  12/31/2005       17.294349         17.343814        47,963.7047
  01/01/2006    to  12/31/2006       17.343814         18.705167        57,629.9909
  01/01/2007    to  12/31/2007       18.705167         19.691361        82,558.3545
  01/01/2008    to  12/31/2008       19.691361         15.836422        84,365.3246
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.344895         13.969318        48,978.3817
  01/01/2005    to  12/31/2005       13.969318         14.348187       102,596.1527
  01/01/2006    to  12/31/2006       14.348187         16.269014       114,496.0186
  01/01/2007    to  04/27/2007       16.269014         17.345236             0.0000
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       43.138490         47.854436        22,026.3875
  01/01/2005    to  12/31/2005       47.854436         48.889003        55,267.3027
  01/01/2006    to  12/31/2006       48.889003         56.898768        61,696.6629
  01/01/2007    to  12/31/2007       56.898768         58.308585        62,661.8545
  01/01/2008    to  12/31/2008       58.308585         36.680628        58,399.9474
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       20.451003         23.858526        14,089.9423
  01/01/2005    to  12/31/2005       23.858526         25.471778        46,393.7288
  01/01/2006    to  12/31/2006       25.471778         28.233207        56,528.9123
  01/01/2007    to  12/31/2007       28.233207         28.061908        96,847.0890
  01/01/2008    to  12/31/2008       28.061908         16.975258        82,754.2065
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       12.344895         13.969318        48,978.3817
  01/01/2005    to  12/31/2005       13.969318         14.348187       102,596.1527
  01/01/2006    to  12/31/2006       14.348187         16.269014       114,496.0186
  01/01/2007    to  04/27/2007       16.269014         17.345236             0.0000
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998685          6.609256         1,658.5627
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998685          7.043344         1,332.1005
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998685          6.578349             0.0000
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.547623          6.222847             0.0000
============   ==== ==========       =========         =========       ============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.809364         11.277964         8,247.0777
  01/01/2005    to  12/31/2005       11.277964         12.973872        29,891.0683
  01/01/2006    to  12/31/2006       12.973872         16.224858        35,944.9440
  01/01/2007    to  12/31/2007       16.224858         18.160914        38,252.2323
  01/01/2008    to  12/31/2008       18.160914         10.341804        34,263.3539
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        8.015082          8.714434         8,006.2142
  01/01/2006    to  12/31/2006        8.714434          9.266554        11,689.6713
  01/01/2007    to  12/31/2007        9.266554         10.463654        17,365.7853
  01/01/2008    to  12/31/2008       10.463654          5.588989        31,263.3292
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.741123         12.186017        13,929.8496
  01/01/2005    to  12/31/2005       12.186017         12.311692        36,666.0955
  01/01/2006    to  12/31/2006       12.311692         12.714824        54,506.5165
  01/01/2007    to  12/31/2007       12.714824         13.512641        61,109.7435
  01/01/2008    to  12/31/2008       13.512641         13.405738        73,842.8136
============   ==== ==========       =========         =========       ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/01/2004    to  11/19/2004       14.782275         15.282931         9,564.5397
============   ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.684525         20.207797           135.9912
  01/01/2007    to  12/31/2007       20.207797         20.964736         1,235.9515
  01/01/2008    to  12/31/2008       20.964736         13.912181         1,130.3464
============   ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.570386         19.315557            55.4707
  01/01/2007    to  12/31/2007       19.315557         20.352363         1,611.0852
  01/01/2008    to  12/31/2008       20.352363         17.948899         1,423.7011
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.999014         10.489961        32,191.9966
  01/01/2006    to  12/31/2006       10.489961         12.029069        81,141.7774
  01/01/2007    to  12/31/2007       12.029069         11.588629       104,694.7829
  01/01/2008    to  12/31/2008       11.588629          7.338082       124,516.5184
============   ==== ==========       =========         =========       ============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        8.841411          9.830761         9,068.1569
  01/01/2005    to  12/31/2005        9.830761         10.158837        21,267.0146
  01/01/2006    to  12/31/2006       10.158837         10.878214        22,857.8155
  01/01/2007    to  12/31/2007       10.878214         13.271475        33,991.3723
  01/01/2008    to  12/31/2008       13.271475          6.982214        34,985.6352
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       46.990156         47.253891             0.0000
  01/01/2006    to  12/31/2006       47.253891         48.623378           666.9889
  01/01/2007    to  12/31/2007       48.623378         50.933402         1,571.4542
  01/01/2008    to  12/31/2008       50.933402         48.479861         3,551.3104
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.046499         10.165834             0.0000
  01/01/2006    to  12/31/2006       10.165834         10.502047             0.0000
  01/01/2007    to  12/31/2007       10.502047         10.875653           577.5238
  01/01/2008    to  12/31/2008       10.875653         11.024872           951.8078
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004       10.054157         10.026684             0.0000
  01/01/2005    to  04/30/2005       10.026684         10.046348             0.0000
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       10.653818         11.448376        27,312.9489
  01/01/2005    to  12/31/2005       11.448376         11.934741        66,987.3115
  01/01/2006    to  12/31/2006       11.934741         12.952480        94,364.6261
  01/01/2007    to  12/31/2007       12.952480         12.755837       101,139.1313
  01/01/2008    to  12/31/2008       12.755837          7.510876       106,199.2872
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS
B))
  05/01/2004    to  11/19/2004       15.073286         16.207287             0.0000
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2004    to  12/31/2004       29.372137         31.664443         2,415.1250
  01/01/2005    to  12/31/2005       31.664443         34.459095        18,618.4118
  01/01/2006    to  12/31/2006       34.459095         38.954144        35,325.1673
  01/01/2007    to  12/31/2007       38.954144         40.192757        37,739.7271
  01/01/2008    to  12/31/2008       40.192757         24.042514        38,407.1149
============   ==== ==========       =========         =========       ============

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        4.110143          4.943658        40,604.1039
  01/01/2006    to  12/31/2006        4.943658          5.008132        39,333.4870
  01/01/2007    to  12/31/2007        5.008132          5.511606        34,318.3911
  01/01/2008    to  12/31/2008        5.511606          3.455465        31,632.9516
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2004    to  12/31/2004        4.259791          4.452935        37,728.5333
  01/01/2005    to  04/30/2005        4.452935          4.098421             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       38.038252         41.415629        10,670.2773
  01/01/2005    to  12/31/2005       41.415629         42.089627        26,610.7706
  01/01/2006    to  12/31/2006       42.089627         46.551863        30,267.0007
  01/01/2007    to  12/31/2007       46.551863         47.887428        30,360.5407
  01/01/2008    to  12/31/2008       47.887428         36.740777        32,956.3277
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.298179         11.381497         2,293.4693
============   ==== ==========       =========         =========        ===========
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.602206         17.124681        11,118.0333
  01/01/2006    to  12/31/2006       17.124681         19.687749        38,678.3863
  01/01/2007    to  12/31/2007       19.687749         20.669678        35,982.2890
  01/01/2008    to  12/31/2008       20.669678         12.139469        37,463.7655
============   ==== ==========       =========         =========        ===========
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.047624         13.303204        23,342.5735
  01/01/2005    to  12/31/2005       13.303204         13.868690        37,156.1592
  01/01/2006    to  12/31/2006       13.868690         16.286029        47,134.6240
  01/01/2007    to  12/31/2007       16.286029         16.603694        51,848.6882
  01/01/2008    to  12/31/2008       16.603694         11.296214        57,198.2302
============   ==== ==========       =========         =========        ===========
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2004    to  12/31/2004       46.130074         50.140007         2,315.8847
  01/01/2005    to  12/31/2005       50.140007         52.133863         4,739.5757
  01/01/2006    to  12/31/2006       52.133863         59.710031         4,735.9561
  01/01/2007    to  12/31/2007       59.710031         55.431326         3,202.3397
  01/01/2008    to  12/31/2008       55.431326         33.574046         2,463.7445
============   ==== ==========       =========         =========        ===========

                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.492264         13.098885         2,320.7711
  01/01/2007    to  12/31/2007       13.098885         13.315419         7,504.4974
  01/01/2008    to  12/31/2008       13.315419          7.786670        10,004.4178
============   ==== ==========       =========         =========        ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.548381         12.178561         4,335.6745
  01/01/2007    to  12/31/2007       12.178561         12.620018        26,913.1118
  01/01/2008    to  12/31/2008       12.620018          8.486897        52,474.0110
============   ==== ==========       =========         =========        ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.665789         11.207862           975.7458
  01/01/2007    to  12/31/2007       11.207862         11.728942         2,538.0313
  01/01/2008    to  12/31/2008       11.728942          9.195499         2,808.4219
============   ==== ==========       =========         =========        ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.169006         12.840820        17,379.6511
  01/01/2007    to  12/31/2007       12.840820         13.283440        51,384.8778
  01/01/2008    to  12/31/2008       13.283440          8.154618        58,514.7851
============   ==== ==========       =========         =========        ===========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.078015         11.655693             0.0000
  01/01/2007    to  12/31/2007       11.655693         12.230722         6,002.6668
  01/01/2008    to  12/31/2008       12.230722          8.891656        18,493.1476
============   ==== ==========       =========         =========        ===========

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  05/14/2001    to  12/31/2001       11.001105          9.562691            9.6432
  01/01/2002    to  12/31/2002        9.562691          7.963536            9.6432
  01/01/2003    to  12/31/2003        7.963536         10.150337            0.0000
  01/01/2004    to  12/31/2004       10.150337         12.430220            0.0000
  01/01/2005    to  12/31/2005       12.430220         14.477171            0.0000
  01/01/2006    to  12/31/2006       14.477171         18.334680            0.0000
  01/01/2007    to  12/31/2007       18.334680         20.764665            0.0000
  01/01/2008    to  12/31/2008       20.764665         12.229038            0.0000
============   ==== ==========      ==========        ==========        ==========
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/13/2006    to  12/31/2006       25.356577         26.275659            0.0000
  01/01/2007    to  12/31/2007       26.275659         29.800481        6,802.6683
  01/01/2008    to  12/31/2008       29.800481         18.131294        5,273.4841
============   ==== ==========      ==========        ==========        ==========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008       32.475658         16.456800            0.0000
============   ==== ==========      ==========        ==========        ==========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  04/28/2008    to  12/31/2008      174.995116        101.288861          134.4725
============   ==== ==========      ==========        ==========        ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       10.033806          8.926643            9.9663
  01/01/2002    to  12/31/2002        8.926643          7.179284        1,228.0490
  01/01/2003    to  12/31/2003        7.179284          9.374112        2,000.3514
  01/01/2004    to  12/31/2004        9.374112         10.972643        1,970.5703
  01/01/2005    to  12/31/2005       10.972643         11.938698        2,004.1141
  01/01/2006    to  12/31/2006       11.938698         14.319391        1,943.3214
  01/01/2007    to  12/31/2007       14.319391         16.326317            0.0000
  01/01/2008    to  12/31/2008       16.326317          9.612628            0.0000
============   ==== ==========      ==========        ==========        ==========

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
  05/14/2001    to  12/31/2001       13.265252         12.959828          125.5274
  01/01/2002    to  12/31/2002       12.959828         10.432313        1,283.4168
  01/01/2003    to  12/31/2003       10.432313         13.613694        1,272.9182
  01/01/2004    to  12/31/2004       13.613694         15.598772          987.3694
  01/01/2005    to  12/31/2005       15.598772         16.771011          948.4748
  01/01/2006    to  12/31/2006       16.771011         20.175455        1,684.6192
  01/01/2007    to  12/31/2007       20.175455         20.391112        4,984.8625
  01/01/2008    to  12/31/2008       20.391112         11.614198        3,387.2781
============   ==== ==========       =========         =========        ==========
 MET INVESTORS SERIES TRUST
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       17.248496          9.441539            0.0000
============   ==== ==========       =========         =========        ==========
 DREMAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.336785          9.897855            0.0000
============   ==== ==========       =========         =========        ==========
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       18.791335         17.157081            5.3216
  01/01/2002    to  12/31/2002       17.157081         12.687910            5.3216
  01/01/2003    to  04/25/2003       12.687910          7.548533            0.0000
============   ==== ==========       =========         =========        ==========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       11.988474         10.522944          721.6532
  01/01/2002    to  12/31/2002       10.522944          8.676019        2,377.6388
  01/01/2003    to  04/25/2003        8.676019          8.433791        2,365.1800
============   ==== ==========       =========         =========        ==========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       17.823903         15.830214        1,384.4902
  01/01/2008    to  12/31/2008       15.830214          9.645448        1,451.0157
============   ==== ==========       =========         =========        ==========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       14.654073         14.274997          489.8958
  01/01/2002    to  12/31/2002       14.274997         11.110077          687.2770
  01/01/2003    to  12/31/2003       11.110077         14.074920          396.4891
  01/01/2004    to  12/31/2004       14.074920         16.447165          674.8653
  01/01/2005    to  12/31/2005       16.447165         17.833069          611.1246
  01/01/2006    to  12/31/2006       17.833069         20.186947        1,091.1188
  01/01/2007    to  04/27/2007       20.186947         21.956823            0.0000
============   ==== ==========       =========         =========        ==========
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  (FORMERLY PIONEER MID-CAP VALUE SUB-ACCOUNT (CLASS A))
  05/01/2006    to  12/31/2006       11.416792         12.104219            0.0000
  01/01/2007    to  04/27/2007       12.104219         13.376983            0.0000
============   ==== ==========       =========         =========        ==========

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY METROPOLITAN SERIES FUND, INC. - MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT
(CLASS B))
  05/01/2002    to  12/31/2002       10.000000          8.294351            10.0000
  01/01/2003    to  12/31/2003        8.294351          9.955094             0.0000
  01/01/2004    to  12/31/2004        9.955094         10.929477             0.0000
  01/01/2005    to  12/31/2005       10.929477         11.539061             0.0000
  01/01/2006    to  04/30/2006       11.539061         12.065771             0.0000
============   ==== ==========       =========         =========        ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       14.172145         13.991767        18,041.0961
  01/01/2002    to  12/31/2002       13.991767         13.738735        47,152.1845
  01/01/2003    to  12/31/2003       13.738735         16.167575        66,353.2684
  01/01/2004    to  12/31/2004       16.167575         17.270129        85,700.7754
  01/01/2005    to  12/31/2005       17.270129         17.310891        71,956.0694
  01/01/2006    to  12/31/2006       17.310891         18.660354        63,363.6654
  01/01/2007    to  12/31/2007       18.660354         19.634314        52,611.2890
  01/01/2008    to  12/31/2008       19.634314         15.782622        40,251.5366
============   ==== ==========       =========         =========        ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.004876        11,444.2720
  01/01/2004    to  12/31/2004       12.004876         13.957650        44,700.8082
  01/01/2005    to  12/31/2005       13.957650         14.329056        64,796.6989
  01/01/2006    to  12/31/2006       14.329056         16.239224        63,427.2570
  01/01/2007    to  04/27/2007       16.239224         17.310655             0.0000
============   ==== ==========       =========         =========        ===========
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       10.420103         10.617352         7,789.4770
  01/01/2002    to  12/31/2002       10.617352          7.430246        15,555.4273
  01/01/2003    to  04/25/2003        7.430246          7.548533        16,434.8822
============   ==== ==========       =========         =========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  05/01/2004    to  12/31/2004       44.358644         49.274308         1,864.5313
  01/01/2005    to  12/31/2005       49.274308         50.452841         1,612.5858
  01/01/2006    to  12/31/2006       50.452841         58.810228         1,391.5068
  01/01/2007    to  12/31/2007       58.810228         60.406739           181.3590
  01/01/2008    to  12/31/2008       60.406739         38.063919           179.8534
============   ==== ==========       =========         =========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
  05/14/2001    to  12/31/2001       13.458643         12.165116         5,498.9842
  01/01/2002    to  12/31/2002       12.165116          8.378535         9,979.5781
  01/01/2003    to  12/31/2003        8.378535         10.349774         9,619.1822
  01/01/2004    to  04/30/2004       10.349774         10.164682         8,900.5849
============   ==== ==========       =========         =========        ===========

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       43.048356         41.432262        13,195.6557
  01/01/2002    to  12/31/2002       41.432262         33.503349        44,886.6722
  01/01/2003    to  12/31/2003       33.503349         43.255870        69,455.8374
  01/01/2004    to  12/31/2004       43.255870         48.119581        96,911.4407
  01/01/2005    to  12/31/2005       48.119581         49.135376        85,451.5444
  01/01/2006    to  12/31/2006       49.135376         57.157006        79,235.3239
  01/01/2007    to  12/31/2007       57.157006         58.543777        55,670.3474
  01/01/2008    to  12/31/2008       58.543777         36.810057        44,339.2411
============   ==== ==========       =========         =========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
  05/01/2002    to  12/31/2002       10.848748          8.360698             9.2177
  01/01/2003    to  12/31/2003        8.360698         10.307096             0.0000
  01/01/2004    to  04/30/2004       10.307096         10.111939             0.0000
============   ==== ==========       =========         =========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
  05/01/2002    to  12/31/2002       12.592376         10.648247             7.9413
  01/01/2003    to  12/31/2003       10.648247         13.160626             0.0000
  01/01/2004    to  04/30/2004       13.160626         13.379550             0.0000
============   ==== ==========       =========         =========        ===========
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/14/2001    to  12/31/2001       16.601676         17.474365         8,870.0649
  01/01/2002    to  12/31/2002       17.474365         15.603408        39,894.2873
  01/01/2003    to  12/31/2003       15.603408         19.397356        62,954.7352
  01/01/2004    to  12/31/2004       19.397356         23.849646        84,118.0378
  01/01/2005    to  12/31/2005       23.849646         25.449608        76,409.4899
  01/01/2006    to  12/31/2006       25.449608         28.194571        70,236.3770
  01/01/2007    to  12/31/2007       28.194571         28.009419        65,681.8927
  01/01/2008    to  12/31/2008       28.009419         16.934990        54,052.8504
============   ==== ==========       =========         =========        ===========
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         12.004876        11,444.2720
  01/01/2004    to  12/31/2004       12.004876         13.957650        44,700.8082
  01/01/2005    to  12/31/2005       13.957650         14.329056        64,796.6989
  01/01/2006    to  12/31/2006       14.329056         16.239224        63,427.2570
  01/01/2007    to  04/27/2007       16.239224         17.310655             0.0000
============   ==== ==========       =========         =========        ===========
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  04/30/2007    to  12/31/2007       15.854780         16.601870           868.1722
  01/01/2008    to  12/31/2008       16.601870          9.403807           325.9489
============   ==== ==========       =========         =========        ===========

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
(SERIES I))
  05/14/2001    to  12/31/2001       12.551005         11.193917         1,732.6612
  01/01/2002    to  12/31/2002       11.193917          8.362174         2,403.4415
  01/01/2003    to  12/31/2003        8.362174         10.696264         2,270.9476
  01/01/2004    to  12/31/2004       10.696264         11.262948         2,126.3886
  01/01/2005    to  12/31/2005       11.262948         12.106306         2,021.5081
  01/01/2006    to  12/31/2006       12.106306         12.709570         2,016.4700
  01/01/2007    to  04/27/2007       12.709570         13.575155             0.0000
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998630          6.606976         1,032.4958
============   ==== ==========       =========         =========        ===========
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998630          7.040916             0.0000
============   ==== ==========       =========         =========        ===========
 MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998630          6.576081            72.6008
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       13.534060          6.214502             0.0000
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        8.558776          7.296598            11.6839
  01/01/2003    to  12/31/2003        7.296598          9.515027         2,733.5302
  01/01/2004    to  12/31/2004        9.515027         11.234475        21,730.4567
  01/01/2005    to  12/31/2005       11.234475         12.917404        25,173.0516
  01/01/2006    to  12/31/2006       12.917404         16.146190        24,946.0278
  01/01/2007    to  12/31/2007       16.146190         18.063774        24,642.2724
  01/01/2008    to  12/31/2008       18.063774         10.281316        16,585.5100
============   ==== ==========       =========         =========        ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        7.998185          8.693182             0.0000
  01/01/2006    to  12/31/2006        8.693182          9.239346             0.0000
  01/01/2007    to  12/31/2007        9.239346         10.427689         2,224.0513
  01/01/2008    to  12/31/2008       10.427689          5.566976           789.7356
============   ==== ==========       =========         =========        ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.722225         12.162371        30,281.2903
  01/01/2005    to  12/31/2005       12.162371         12.281675        24,229.1961
  01/01/2006    to  12/31/2006       12.281675         12.677501        27,226.8193
  01/01/2007    to  12/31/2007       12.677501         13.466206        25,179.5324
  01/01/2008    to  12/31/2008       13.466206         13.352976        13,834.8347
============   ==== ==========       =========         =========        ===========

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001        9.618067         10.153993           159.0004
  01/01/2002    to  12/31/2002       10.153993         12.148643           943.0996
  01/01/2003    to  12/31/2003       12.148643         14.689784           929.3336
  01/01/2004    to  04/30/2004       14.689784         14.306973           868.3343
============   ==== ==========       =========         =========        ===========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  (FORMERLY J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       12.960852         13.414802         3,776.2699
  01/01/2002    to  12/31/2002       13.414802         14.386635        11,730.4465
  01/01/2003    to  12/31/2003       14.386635         14.741822        16,869.2718
  01/01/2004    to  11/19/2004       14.741822         15.146623        23,041.3665
============   ==== ==========       =========         =========        ===========
 PIONEER FUND SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.570507         20.077826             0.0000
  01/01/2007    to  12/31/2007       20.077826         20.819426             0.0000
  01/01/2008    to  12/31/2008       20.819426         13.808812             0.0000
============   ==== ==========       =========         =========        ===========
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  05/01/2006    to  12/31/2006       18.460777         19.195186           730.2848
  01/01/2007    to  12/31/2007       19.195186         20.215368           785.3051
  01/01/2008    to  12/31/2008       20.215368         17.819142           678.5096
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       11.259256         12.212877        14,103.2290
  01/01/2005    to  12/31/2005       12.212877         12.824780         4,964.3140
  01/01/2006    to  12/31/2006       12.824780         14.297535         4,958.8795
  01/01/2007    to  12/31/2007       14.297535         15.411098         2,927.3717
  01/01/2008    to  12/31/2008       15.411098          8.826725         2,921.5753
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       14.996403         13.318018         5,823.3048
  01/01/2002    to  12/31/2002       13.318018         10.102531        10,052.7780
  01/01/2003    to  12/31/2003       10.102531         12.665571        11,537.2293
  01/01/2004    to  04/30/2004       12.665571         12.686414        11,424.9011
============   ==== ==========       =========         =========        ===========

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002        6.546903          4.549843            49.0189
  01/01/2003    to  12/31/2003        4.549843          6.139698             0.0000
  01/01/2004    to  12/31/2004        6.139698          7.143926             0.0000
  01/01/2005    to  12/31/2005        7.143926          8.087413             0.0000
  01/01/2006    to  12/31/2006        8.087413          8.479563             0.0000
  01/01/2007    to  12/31/2007        8.479563          9.850612             0.0000
  01/01/2008    to  12/31/2008        9.850612          5.861129             0.0000
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004       12.515528         13.356278           635.8786
  01/01/2005    to  12/31/2005       13.356278         14.604253           633.5815
  01/01/2006    to  12/31/2006       14.604253         14.946661           631.3089
  01/01/2007    to  12/31/2007       14.946661         16.167056           567.5293
  01/01/2008    to  12/31/2008       16.167056         10.167261             0.0000
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2))
  05/14/2001    to  12/31/2001       12.824215         12.209734           649.4895
  01/01/2002    to  12/31/2002       12.209734          8.599225         1,773.0807
  01/01/2003    to  12/31/2003        8.599225         11.655564         1,652.0718
  01/01/2004    to  04/30/2004       11.655564         11.880862           675.9521
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998973         10.486442             0.0000
  01/01/2006    to  12/31/2006       10.486442         12.019041         2,898.9690
  01/01/2007    to  12/31/2007       12.019041         11.573146         4,831.1309
  01/01/2008    to  12/31/2008       11.573146          7.324593         4,126.5162
============   ==== ==========       =========         =========       ============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001        9.396214          8.827844         9,360.2103
  01/01/2002    to  12/31/2002        8.827844          6.589712        45,456.4556
  01/01/2003    to  12/31/2003        6.589712          8.831554        78,598.4645
  01/01/2004    to  12/31/2004        8.831554          9.806984       100,403.0278
  01/01/2005    to  12/31/2005        9.806984         10.129216        74,903.7165
  01/01/2006    to  12/31/2006       10.129216         10.841087        66,886.5867
  01/01/2007    to  12/31/2007       10.841087         13.219532        59,936.7695
  01/01/2008    to  12/31/2008       13.219532          6.951387        50,584.7610
============   ==== ==========       =========         =========       ============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       46.483119         46.728513             0.0000
  01/01/2006    to  12/31/2006       46.728513         48.058804             0.0000
  01/01/2007    to  12/31/2007       48.058804         50.316710           135.1774
  01/01/2008    to  12/31/2008       50.316710         47.868866             0.0000
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       10.021735         10.137415            10.4710
  01/01/2006    to  12/31/2006       10.137415         10.467468            10.0092
  01/01/2007    to  12/31/2007       10.467468         10.834395             9.5922
  01/01/2008    to  12/31/2008       10.834395         10.977543         1,796.2739
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/14/2001    to  12/31/2001       10.074364         10.164030             9.9262
  01/01/2002    to  12/31/2002       10.164030         10.147798            21.8195
  01/01/2003    to  12/31/2003       10.147798         10.065265            11.1272
  01/01/2004    to  12/31/2004       10.065265         10.003640            10.9722
  01/01/2005    to  04/30/2005       10.003640         10.021625             0.0000
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.824205        13,940.6795
  01/01/2003    to  12/31/2003        7.824205         10.620527        46,290.3232
  01/01/2004    to  12/31/2004       10.620527         11.433089       105,537.7427
  01/01/2005    to  12/31/2005       11.433089         11.912864       106,599.0984
  01/01/2006    to  12/31/2006       11.912864         12.922292        96,163.7007
  01/01/2007    to  12/31/2007       12.922292         12.719709        88,882.9466
  01/01/2008    to  12/31/2008       12.719709          7.485836        71,936.7219
============   ==== ==========       =========         =========       ============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS
B))
  05/14/2001    to  12/31/2001       16.568252         15.733217         2,512.1956
  01/01/2002    to  12/31/2002       15.733217         11.524788         3,384.5647
  01/01/2003    to  12/31/2003       11.524788         15.160419         9,053.5061
  01/01/2004    to  11/19/2004       15.160419         16.344001        12,366.9373
============   ==== ==========       =========         =========       ============

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2002    to  12/31/2002        9.918679          8.366107         6,309.2310
  01/01/2003    to  12/31/2003        8.366107         10.801658        24,867.5429
  01/01/2004    to  12/31/2004       10.801658         11.962290        44,775.6656
  01/01/2005    to  12/31/2005       11.962290         13.011576        43,725.9694
  01/01/2006    to  12/31/2006       13.011576         14.701552        43,717.9434
  01/01/2007    to  12/31/2007       14.701552         15.161387        35,738.0580
  01/01/2008    to  12/31/2008       15.161387          9.064681        28,255.3460
============   ==== ==========       =========         =========        ===========
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2007    to  12/31/2007       11.665966         11.288655         1,362.4731
  01/01/2008    to  12/31/2008       11.288655          6.542826           698.8357
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       11.202378         13.469699        14,893.6448
  01/01/2006    to  12/31/2006       13.469699         13.638565        14,806.6846
  01/01/2007    to  12/31/2007       13.638565         15.002123        14,563.2818
  01/01/2008    to  12/31/2008       15.002123          9.400752        14,447.2582
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.000000         11.743734         3,696.7776
  01/01/2004    to  12/31/2004       11.743734         12.138705        14,117.7326
  01/01/2005    to  04/30/2005       12.138705         11.170477             0.0000
============   ==== ==========       =========         =========        ===========
 JULIUS BAER INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.635643         1,208.3923
  01/01/2004    to  12/31/2004       12.635643         14.721727         2,370.1437
  01/01/2005    to  12/31/2005       14.721727         17.096326         2,213.4556
  01/01/2006    to  12/31/2006       17.096326         19.624437         1,996.6685
  01/01/2007    to  12/31/2007       19.624437         21.330719         1,843.2830
  01/01/2008    to  12/31/2008       21.330719         11.745533         2,117.3561
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/03/2004    to  12/31/2004       10.601916         11.539424        61,651.3959
  01/01/2005    to  12/31/2005       11.539424         11.721370        65,673.8833
  01/01/2006    to  12/31/2006       11.721370         12.957579        65,730.8053
  01/01/2007    to  12/31/2007       12.957579         13.322630        63,955.7576
  01/01/2008    to  12/31/2008       13.322630         10.216420        56,463.6460
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.218669         11.322128             0.0000
============   ==== ==========       =========         =========        ===========

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.542678         17.049221           807.4039
  01/01/2006    to  12/31/2006       17.049221         19.591226           807.4039
  01/01/2007    to  12/31/2007       19.591226         20.558001           541.2908
  01/01/2008    to  12/31/2008       20.558001         12.067813           541.2908
============   ==== ==========       =========         =========        ===========
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         12.049637         5,388.8090
  01/01/2004    to  12/31/2004       12.049637         13.305838        20,775.4793
  01/01/2005    to  12/31/2005       13.305838         13.864524        21,316.5433
  01/01/2006    to  12/31/2006       13.864524         16.273023        21,871.5597
  01/01/2007    to  12/31/2007       16.273023         16.582094        23,326.3841
  01/01/2008    to  12/31/2008       16.582094         11.275849        21,596.4237
============   ==== ==========       =========         =========        ===========
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2003    to  12/31/2003        9.148631         11.272944             0.0000
  01/01/2004    to  12/31/2004       11.272944         12.369552             0.0000
  01/01/2005    to  12/31/2005       12.369552         12.855027             0.0000
  01/01/2006    to  12/31/2006       12.855027         14.715800             0.0000
  01/01/2007    to  12/31/2007       14.715800         13.654424             0.0000
  01/01/2008    to  12/31/2008       13.654424          8.266152             0.0000
============   ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.480000         13.084794             0.0000
  01/01/2007    to  12/31/2007       13.084794         13.294408             0.0000
  01/01/2008    to  12/31/2008       13.294408          7.770474             0.0000
============   ==== ==========       =========         =========        ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.540000         12.165458             0.0000
  01/01/2007    to  12/31/2007       12.165458         12.600103             0.0000
  01/01/2008    to  12/31/2008       12.600103          8.469248             0.0002
============   ==== ==========       =========         =========        ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       10.660000         11.195801             0.0000
  01/01/2007    to  12/31/2007       11.195801         11.710432             0.0000
  01/01/2008    to  12/31/2008       11.710432          9.176380             0.0000
============   ==== ==========       =========         =========        ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       12.160000         12.827005             0.0000
  01/01/2007    to  12/31/2007       12.827005         13.262478             0.0000
  01/01/2008    to  12/31/2008       13.262478          8.137657             0.0000
============   ==== ==========       =========         =========        ===========

                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006       11.070000         11.643151     0.0000
  01/01/2007    to  12/31/2007       11.643151         12.211421     0.0000
  01/01/2008    to  12/31/2008       12.211421          8.873167     0.0000
============   ==== ==========       =========         =========     ======

FINANCIAL STATEMENTS

The financial statements of the Separate Account, the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

ANNUAL REPORT
DECEMBER 31, 2008

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF
METLIFE INVESTORS INSURANCE COMPANY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors Variable Annuity Account One and the Board of Directors of MetLife Investors Insurance Company:

We have audited the accompanying statements of assets and liabilities of MetLife Investors Variable Annuity Account One (the "Separate Account") of MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2008, the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

MIST Lord Abbett Growth and Income Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth
Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account
MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Balanced Allocation
Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Allocation
Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account

MIST Met/Franklin Templeton Founding Strategy
Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
MSF Julius Baer International Stock Sub-Account
MSF BlackRock Money Market Sub-Account
MSF MetLife Stock Index Sub-Account
MSF BlackRock Bond Income Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth
Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account
MSF Western Asset Management U.S. Government
Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF MFS Value Sub-Account
MSF Met/Dimensional International Small Company
Sub-Account
Putnam VT Growth and Income Sub-Account
Putnam VT Vista Sub-Account
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
Fidelity VIP Growth Opportunities Sub-Account
Fidelity VIP Equity-Income Sub-Account
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income
Sub-Account
PIMCO VIT Total Return Bond Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account
American Funds Growth Sub-Account

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                        MIST LORD ABBETT MIST LORD ABBETT MIST VAN KAMPEN MIST LORD ABBETT
                                       GROWTH AND INCOME   BOND DEBENTURE  MID CAP GROWTH    MID CAP VALUE
                                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                       ----------------- ---------------- --------------- ----------------
ASSETS:
  Investments at fair value                $ 576,806,455    $ 202,718,885    $ 30,205,990    $ 157,250,699
  Due from MetLife Investors
     Insurance Company                                --               --              --               --
                                       ----------------- ---------------- --------------- ----------------
       Total Assets                          576,806,455      202,718,885      30,205,990      157,250,699
                                       ----------------- ---------------- --------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             1,265            1,251             766            1,177
                                       ----------------- ---------------- --------------- ----------------
       Total Liabilities                           1,265            1,251             766            1,177
                                       ----------------- ---------------- --------------- ----------------
NET ASSETS                                 $ 576,805,190    $ 202,717,634    $ 30,205,224    $ 157,249,522
                                       ================= ================ =============== ================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units         572,974,097      202,010,152      30,142,257      156,821,357
  Net Assets from contracts in payouts         3,831,093          707,482          62,967          428,165
                                       ----------------- ---------------- --------------- ----------------
       Total Net Assets                    $ 576,805,190    $ 202,717,634    $ 30,205,224    $ 157,249,522
                                       ================= ================ =============== ================

The accompanying notes are an integral part of these financial statements.

                              MIST PIMCO     MIST LEGG MASON
    MIST OPPENHEIMER INFLATION PROTECTED PARTNERS AGGRESSIVE MIST PIMCO TOTAL    MIST RCM MIST T. ROWE PRICE
CAPITAL APPRECIATION                BOND              GROWTH           RETURN  TECHNOLOGY     MID CAP GROWTH
         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT SUB-ACCOUNT        SUB-ACCOUNT
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
        $ 63,889,877        $ 52,630,531        $ 46,377,707    $ 284,742,732 $ 6,573,875       $ 47,741,931
                  --                   6                  --               --          --                 --
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
          63,889,877          52,630,537          46,377,707      284,742,732   6,573,875         47,741,931
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
               1,489                 559                 698            1,185         987              1,313
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
               1,489                 559                 698            1,185         987              1,313
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
        $ 63,888,388        $ 52,629,978        $ 46,377,009    $ 284,741,547 $ 6,572,888       $ 47,740,618
==================== =================== =================== ================ =========== ==================
          63,758,294          52,598,208          46,336,039      284,444,781   6,572,479         47,703,376
             130,094              31,770              40,970          296,766         409             37,242
-------------------- ------------------- ------------------- ---------------- ----------- ------------------
        $ 63,888,388        $ 52,629,978        $ 46,377,009    $ 284,741,547 $ 6,572,888       $ 47,740,618
==================== =================== =================== ================ =========== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                                 MIST
                                       MIST MFS RESEARCH     MIST MET/AIM  MIST LAZARD HARRIS OAKMARK
                                           INTERNATIONAL SMALL CAP GROWTH      MID CAP  INTERNATIONAL
                                             SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                                       ----------------- ---------------- ------------ --------------
ASSETS:
  Investments at fair value                $ 103,319,918     $ 37,770,050 $ 31,592,293   $ 44,092,227
  Due from MetLife Investors
     Insurance Company                                --               --           --             --
                                       ----------------- ---------------- ------------ --------------
       Total Assets                          103,319,918       37,770,050   31,592,293     44,092,227
                                       ----------------- ---------------- ------------ --------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             1,665              785        1,397            476
                                       ----------------- ---------------- ------------ --------------
       Total Liabilities                           1,665              785        1,397            476
                                       ----------------- ---------------- ------------ --------------
NET ASSETS                                 $ 103,318,253     $ 37,769,265 $ 31,590,896   $ 44,091,751
                                       ================= ================ ============ ==============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units         102,996,927       37,745,595   31,506,060     44,086,783
  Net Assets from contracts in payouts           321,326           23,670       84,836          4,968
                                       ----------------- ---------------- ------------ --------------
       Total Net Assets                    $ 103,318,253     $ 37,769,265 $ 31,590,896   $ 44,091,751
                                       ================= ================ ============ ==============

The accompanying notes are an integral part of these financial statements.

                                                              MIST
MIST THIRD AVENUE MIST CLARION GLOBAL    MIST TURNER GOLDMAN SACHS       MIST METLIFE      MIST METLIFE
  SMALL CAP VALUE         REAL ESTATE MID CAP GROWTH MID CAP VALUE DEFENSIVE STRATEGY MODERATE STRATEGY
      SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------- ------------------- -------------- ------------- ------------------ -----------------
     $ 45,190,547        $ 26,465,801    $ 7,842,048  $ 15,273,123      $ 171,856,462     $ 402,407,116
               --                  --             --            --                 --                --
----------------- ------------------- -------------- ------------- ------------------ -----------------
       45,190,547          26,465,801      7,842,048    15,273,123        171,856,462       402,407,116
----------------- ------------------- -------------- ------------- ------------------ -----------------
            1,007                 972            947           838                642               448
----------------- ------------------- -------------- ------------- ------------------ -----------------
            1,007                 972            947           838                642               448
----------------- ------------------- -------------- ------------- ------------------ -----------------
     $ 45,189,540        $ 26,464,829    $ 7,841,101  $ 15,272,285      $ 171,855,820     $ 402,406,668
================= =================== ============== ============= ================== =================
       45,180,397          26,400,984      7,840,517    15,270,479        171,855,820       402,406,668
            9,143              63,845            584         1,806                 --                --
----------------- ------------------- -------------- ------------- ------------------ -----------------
     $ 45,189,540        $ 26,464,829    $ 7,841,101  $ 15,272,285      $ 171,855,820     $ 402,406,668
================= =================== ============== ============= ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                            MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
                                       BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
                                             SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                       ----------------- --------------- ------------------- ---------------
ASSETS:
  Investments at fair value              $ 1,162,918,426 $ 1,094,835,460       $ 142,626,675    $ 53,621,066
  Due from MetLife Investors
     Insurance Company                                --              --                  --              --
                                       ----------------- --------------- ------------------- ---------------
       Total Assets                        1,162,918,426   1,094,835,460         142,626,675      53,621,066
                                       ----------------- --------------- ------------------- ---------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                               557             473                 555           1,329
                                       ----------------- --------------- ------------------- ---------------
       Total Liabilities                             557             473                 555           1,329
                                       ----------------- --------------- ------------------- ---------------
NET ASSETS                               $ 1,162,917,869 $ 1,094,834,987       $ 142,626,120    $ 53,619,737
                                       ================= =============== =================== ===============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units       1,162,634,697   1,094,816,185         142,626,120      53,560,869
  Net Assets from contracts in payouts           283,172          18,802                  --          58,868
                                       ----------------- --------------- ------------------- ---------------
       Total Net Assets                  $ 1,162,917,869 $ 1,094,834,987       $ 142,626,120    $ 53,619,737
                                       ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

           MIST MIST SSGA GROWTH MIST LEGG MASON         MIST MET/AIM                       MIST PIONEER
SSGA GROWTH ETF   AND INCOME ETF    VALUE EQUITY CAPITAL APPRECIATION MIST PIONEER FUND STRATEGIC INCOME
    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
--------------- ---------------- --------------- -------------------- ----------------- ----------------
   $ 19,273,074     $ 48,008,036    $ 14,356,638          $ 7,733,536       $ 1,434,084      $ 2,519,478
             --               --              --                   --                --               --
--------------- ---------------- --------------- -------------------- ----------------- ----------------
     19,273,074       48,008,036      14,356,638            7,733,536         1,434,084        2,519,478
--------------- ---------------- --------------- -------------------- ----------------- ----------------
            352              241           1,071                1,219               841              944
--------------- ---------------- --------------- -------------------- ----------------- ----------------
            352              241           1,071                1,219               841              944
--------------- ---------------- --------------- -------------------- ----------------- ----------------
   $ 19,272,722     $ 48,007,795    $ 14,355,567          $ 7,732,317       $ 1,433,243      $ 2,518,534
=============== ================ =============== ==================== ================= ================
     19,272,722       48,007,795      14,353,033            7,700,468         1,433,243        2,518,534
             --               --           2,534               31,849                --               --
--------------- ---------------- --------------- -------------------- ----------------- ----------------
   $ 19,272,722     $ 48,007,795    $ 14,355,567          $ 7,732,317       $ 1,433,243      $ 2,518,534
=============== ================ =============== ==================== ================= ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       MIST MFS EMERGING MIST LOOMIS SAYLES     MIST RAINIER MIST AMERICAN
                                          MARKETS EQUITY     GLOBAL MARKETS LARGE CAP EQUITY  FUNDS GROWTH
                                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                       ----------------- ------------------ ---------------- -------------
ASSETS:
  Investments at fair value                 $ 23,850,369        $ 6,019,119      $ 4,430,243   $ 8,376,255
  Due from MetLife Investors
     Insurance Company                                --                 --               --            --
                                       ----------------- ------------------ ---------------- -------------
       Total Assets                           23,850,369          6,019,119        4,430,243     8,376,255
                                       ----------------- ------------------ ---------------- -------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             1,095                843              929           599
                                       ----------------- ------------------ ---------------- -------------
       Total Liabilities                           1,095                843              929           599
                                       ----------------- ------------------ ---------------- -------------
NET ASSETS                                  $ 23,849,274        $ 6,018,276      $ 4,429,314   $ 8,375,656
                                       ================= ================== ================ =============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units          23,835,908          6,018,276        4,429,314     8,375,656
  Net Assets from contracts in payouts            13,366                 --               --            --
                                       ----------------- ------------------ ---------------- -------------
       Total Net Assets                     $ 23,849,274        $ 6,018,276      $ 4,429,314   $ 8,375,656
                                       ================= ================== ================ =============

The accompanying notes are an integral part of these financial statements.

 MIST AMERICAN               MIST AMERICAN                      MIST AMERICAN
FUNDS BALANCED MIST AMERICAN  FUNDS GROWTH       MIST AMERICAN FUNDS MODERATE MIST BLACKROCK
    ALLOCATION    FUNDS BOND    ALLOCATION FUNDS INTERNATIONAL     ALLOCATION     HIGH YIELD
   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------- ------------- ------------- ------------------- -------------- --------------
  $ 82,849,897   $ 5,095,717  $ 90,490,433         $ 5,547,055   $ 50,407,172      $ 717,586
            --            --            --                  --             --             --
-------------- ------------- ------------- ------------------- -------------- --------------
    82,849,897     5,095,717    90,490,433           5,547,055     50,407,172        717,586
-------------- ------------- ------------- ------------------- -------------- --------------
           517           545           493                 634            437            476
-------------- ------------- ------------- ------------------- -------------- --------------
           517           545           493                 634            437            476
-------------- ------------- ------------- ------------------- -------------- --------------
  $ 82,849,380   $ 5,095,172  $ 90,489,940         $ 5,546,421   $ 50,406,735      $ 717,110
============== ============= ============= =================== ============== ==============
    82,849,380     5,095,172    90,489,940           5,546,421     50,406,735        717,110
            --            --            --                  --             --             --
-------------- ------------- ------------- ------------------- -------------- --------------
  $ 82,849,380   $ 5,095,172  $ 90,489,940         $ 5,546,421   $ 50,406,735      $ 717,110
============== ============= ============= =================== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                             MIST MET/FRANKLIN
                                           MIST DREMAN MIST MET/TEMPLETON MIST MET/FRANKLIN TEMPLETON FOUNDING
                                       SMALL CAP VALUE             GROWTH     MUTUAL SHARES           STRATEGY
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                       --------------- ------------------ ----------------- ------------------
ASSETS:
  Investments at fair value                  $ 799,104        $ 2,342,436      $ 12,244,161       $ 50,104,077
  Due from MetLife Investors
     Insurance Company                              --                 --                --                 --
                                       --------------- ------------------ ----------------- ------------------
       Total Assets                            799,104          2,342,436        12,244,161         50,104,077
                                       --------------- ------------------ ----------------- ------------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             348                469               929                823
                                       --------------- ------------------ ----------------- ------------------
       Total Liabilities                           348                469               929                823
                                       --------------- ------------------ ----------------- ------------------
NET ASSETS                                   $ 798,756        $ 2,341,967      $ 12,243,232       $ 50,103,254
                                       =============== ================== ================= ==================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units           798,756          2,341,967        12,243,232         50,103,254
  Net Assets from contracts in payouts              --                 --                --                 --
                                       --------------- ------------------ ----------------- ------------------
       Total Net Assets                      $ 798,756        $ 2,341,967      $ 12,243,232       $ 50,103,254
                                       =============== ================== ================= ==================

The accompanying notes are an integral part of these financial statements.

           RUSSELL           RUSSELL                                                   RUSSELL             AIM V.I.
MULTI-STYLE EQUITY AGGRESSIVE EQUITY RUSSELL NON-U.S. RUSSELL CORE BOND REAL ESTATE SECURITIES INTERNATIONAL GROWTH
       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
       $ 9,661,339       $ 2,064,259      $ 4,740,878      $ 11,537,831            $ 1,174,461          $ 6,039,726
                --                --               55                --                     --                   --
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
         9,661,339         2,064,259        4,740,933        11,537,831              1,174,461            6,039,726
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
                91                58              112                72                    988                1,122
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
                91                58              112                72                    988                1,122
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
       $ 9,661,248       $ 2,064,201      $ 4,740,821      $ 11,537,759            $ 1,173,473          $ 6,038,604
================== ================= ================ ================= ====================== ====================
         9,570,548         2,043,447        4,732,146        11,520,306              1,173,473            5,968,754
            90,700            20,754            8,675            17,453                     --               69,850
------------------ ----------------- ---------------- ----------------- ---------------------- --------------------
       $ 9,661,248       $ 2,064,201      $ 4,740,821      $ 11,537,759            $ 1,173,473          $ 6,038,604
================== ================= ================ ================= ====================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                      MSF
                                        DWS GOVERNMENT & MSF DAVIS VENTURE HARRIS OAKMARK             MSF
                                       AGENCY SECURITIES             VALUE  FOCUSED VALUE JENNISON GROWTH
                                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                       ----------------- ----------------- -------------- ---------------
ASSETS:
  Investments at fair value                    $ 854,318     $ 158,678,559   $ 30,546,719    $ 39,059,312
  Due from MetLife Investors
     Insurance Company                                --                --             11              --
                                       ----------------- ----------------- -------------- ---------------
       Total Assets                              854,318       158,678,559     30,546,730      39,059,312
                                       ----------------- ----------------- -------------- ---------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                               367             1,149            685           1,623
                                       ----------------- ----------------- -------------- ---------------
       Total Liabilities                             367             1,149            685           1,623
                                       ----------------- ----------------- -------------- ---------------
NET ASSETS                                     $ 853,951     $ 158,677,410   $ 30,546,045    $ 39,057,689
                                       ================= ================= ============== ===============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units             850,301       158,590,949     30,527,475      39,034,038
  Net Assets from contracts in payouts             3,650            86,461         18,570          23,651
                                       ----------------- ----------------- -------------- ---------------
       Total Net Assets                        $ 853,951     $ 158,677,410   $ 30,546,045    $ 39,057,689
                                       ================= ================= ============== ===============

The accompanying notes are an integral part of these financial statements.

MSF MFS TOTAL          MSF CAPITAL     MSF JULIUS BAER MSF BLACKROCK MSF METLIFE STOCK MSF BLACKROCK
       RETURN GUARDIAN U.S. EQUITY INTERNATIONAL STOCK  MONEY MARKET             INDEX   BOND INCOME
  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
------------- -------------------- ------------------- ------------- ----------------- -------------
 $ 63,254,843         $ 77,349,333         $ 4,668,174 $ 220,018,483      $ 22,343,375  $ 33,140,320
           19                   --                  --            27                --             2
------------- -------------------- ------------------- ------------- ----------------- -------------
   63,254,862           77,349,333           4,668,174   220,018,510        22,343,375    33,140,322
------------- -------------------- ------------------- ------------- ----------------- -------------
          792                  832                 876           884               741         1,187
------------- -------------------- ------------------- ------------- ----------------- -------------
          792                  832                 876           884               741         1,187
------------- -------------------- ------------------- ------------- ----------------- -------------
 $ 63,254,070         $ 77,348,501         $ 4,667,298 $ 220,017,626      $ 22,342,634  $ 33,139,135
============= ==================== =================== ============= ================= =============
   63,114,210           76,919,408           4,665,691   219,951,276        22,342,634    33,135,545
      139,860              429,093               1,607        66,350                --         3,590
------------- -------------------- ------------------- ------------- ----------------- -------------
 $ 63,254,070         $ 77,348,501         $ 4,667,298 $ 220,017,626      $ 22,342,634  $ 33,139,135
============= ==================== =================== ============= ================= =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                      MSF    MSF WESTERN ASSET MSF WESTERN ASSET
                                         MSF BLACKROCK FRANKLIN TEMPLETON MANAGEMENT STRATEGIC        MANAGEMENT
                                       STRATEGIC VALUE   SMALL CAP GROWTH   BOND OPPORTUNITIES   U.S. GOVERNMENT
                                           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                       --------------- ------------------ -------------------- -----------------
ASSETS:
  Investments at fair value                $ 1,539,234        $ 9,058,898          $ 4,233,316       $ 6,538,078
  Due from MetLife Investors
     Insurance Company                              --                 --                   --                --
                                       --------------- ------------------ -------------------- -----------------
       Total Assets                          1,539,234          9,058,898            4,233,316         6,538,078
                                       --------------- ------------------ -------------------- -----------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             512                978                  403               878
                                       --------------- ------------------ -------------------- -----------------
       Total Liabilities                           512                978                  403               878
                                       --------------- ------------------ -------------------- -----------------
NET ASSETS                                 $ 1,538,722        $ 9,057,920          $ 4,232,913       $ 6,537,200
                                       =============== ================== ==================== =================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units         1,538,722          9,057,243            4,227,207         6,537,200
  Net Assets from contracts in payouts              --                677                5,706                --
                                       --------------- ------------------ -------------------- -----------------
       Total Net Assets                    $ 1,538,722        $ 9,057,920          $ 4,232,913       $ 6,537,200
                                       =============== ================== ==================== =================

The accompanying notes are an integral part of these financial statements.

                                                                  MSF MET/DIMENSIONAL
MSF T. ROWE PRICE MSF T. ROWE PRICE MSF OPPENHEIMER               INTERNATIONAL SMALL         PUTNAM VT
 SMALL CAP GROWTH  LARGE CAP GROWTH   GLOBAL EQUITY MSF MFS VALUE             COMPANY GROWTH AND INCOME
      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
----------------- ----------------- --------------- ------------- ------------------- -----------------
      $ 6,523,956      $ 37,443,067    $ 11,110,916   $ 2,098,943            $ 36,420       $ 7,865,238
               --                --              --            --                  --                --
----------------- ----------------- --------------- ------------- ------------------- -----------------
        6,523,956        37,443,067      11,110,916     2,098,943              36,420         7,865,238
----------------- ----------------- --------------- ------------- ------------------- -----------------
            1,019               690           1,239           620                  23             1,221
----------------- ----------------- --------------- ------------- ------------------- -----------------
            1,019               690           1,239           620                  23             1,221
----------------- ----------------- --------------- ------------- ------------------- -----------------
      $ 6,522,937      $ 37,442,377    $ 11,109,677   $ 2,098,323            $ 36,397       $ 7,864,017
================= ================= =============== ============= =================== =================
        6,512,093        37,395,262      11,098,511     2,098,323              36,397         7,841,544
           10,844            47,115          11,166            --                  --            22,473
----------------- ----------------- --------------- ------------- ------------------- -----------------
      $ 6,522,937      $ 37,442,377    $ 11,109,677   $ 2,098,323            $ 36,397       $ 7,864,017
================= ================= =============== ============= =================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                       PUTNAM VT EQUITY  FTVIPT TEMPLETON   FTVIPT TEMPLETON
                                       PUTNAM VT VISTA           INCOME GROWTH SECURITIES FOREIGN SECURITIES
                                           SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                       --------------- ---------------- ----------------- ------------------
ASSETS:
  Investments at fair value                $ 1,714,861     $ 26,039,909      $ 10,774,636       $ 25,905,267
  Due from MetLife Investors
     Insurance Company                              --               --                --                 --
                                       --------------- ---------------- ----------------- ------------------
       Total Assets                          1,714,861       26,039,909        10,774,636         25,905,267
                                       --------------- ---------------- ----------------- ------------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                             434              930             1,094                707
                                       --------------- ---------------- ----------------- ------------------
       Total Liabilities                           434              930             1,094                707
                                       --------------- ---------------- ----------------- ------------------
NET ASSETS                                 $ 1,714,427     $ 26,038,979      $ 10,773,542       $ 25,904,560
                                       =============== ================ ================= ==================
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units         1,707,015       25,980,532        10,739,333         25,842,287
  Net Assets from contracts in payouts           7,412           58,447            34,209             62,273
                                       --------------- ---------------- ----------------- ------------------
       Total Net Assets                    $ 1,714,427     $ 26,038,979      $ 10,773,542       $ 25,904,560
                                       =============== ================ ================= ==================

The accompanying notes are an integral part of these financial statements.

                                                                   PIMCO VIT
FIDELITY VIP GROWTH  FIDELITY VIP   PIMCO VIT    PIMCO VIT STOCKSPLUS GROWTH    PIMCO VIT
       OPPORTUNTIES EQUITY-INCOME  HIGH YIELD LOW DURATION        AND INCOME TOTAL RETURN
        SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT
------------------- ------------- ----------- ------------ ----------------- ------------
          $ 108,077   $ 3,778,768 $ 5,373,780  $ 9,399,958         $ 939,267 $ 14,101,854
                 --            --          --           --                --           --
------------------- ------------- ----------- ------------ ----------------- ------------
            108,077     3,778,768   5,373,780    9,399,958           939,267   14,101,854
------------------- ------------- ----------- ------------ ----------------- ------------
                 40           552         588          447               685          198
------------------- ------------- ----------- ------------ ----------------- ------------
                 40           552         588          447               685          198
------------------- ------------- ----------- ------------ ----------------- ------------
          $ 108,037   $ 3,778,216 $ 5,373,192  $ 9,399,511         $ 938,582 $ 14,101,656
=================== ============= =========== ============ ================= ============
            108,037     3,778,216   5,372,272    9,398,581           937,658   13,842,747
                 --            --         920          930               924      258,909
------------------- ------------- ----------- ------------ ----------------- ------------
          $ 108,037   $ 3,778,216 $ 5,373,192  $ 9,399,511         $ 938,582 $ 14,101,656
=================== ============= =========== ============ ================= ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                                      AMERICAN FUNDS
                                       AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS
                                        GLOBAL GROWTH CAPITALIZATION         GROWTH
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                       -------------- -------------- --------------
ASSETS:
  Investments at fair value              $ 22,462,556    $ 3,144,617   $ 14,184,467
  Due from MetLife Investors
     Insurance Company                             --             --             --
                                       -------------- -------------- --------------
       Total Assets                        22,462,556      3,144,617     14,184,467
                                       -------------- -------------- --------------
LIABILITIES:
  Due to MetLife Investors
     Insurance Company                          1,204            532            703
                                       -------------- -------------- --------------
       Total Liabilities                        1,204            532            703
                                       -------------- -------------- --------------
NET ASSETS                               $ 22,461,352    $ 3,144,085   $ 14,183,764
                                       ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net Assets from accumulation units       22,461,352      3,144,085     14,183,764
  Net Assets from contracts in payouts             --             --             --
                                       -------------- -------------- --------------
       Total Net Assets                  $ 22,461,352    $ 3,144,085   $ 14,183,764
                                       ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                            MIST LORD ABBETT    MIST LORD ABBETT    MIST VAN KAMPEN    MIST LORD ABBETT
                                           GROWTH AND INCOME      BOND DEBENTURE     MID CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                 $ 14,337,957        $ 11,221,674          $ 688,687         $ 1,440,691
                                           -------------------- ------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                    9,777,346           2,956,698            473,118           2,350,871
      Administrative charges                       1,681,919             583,434            107,840             527,607
                                           -------------------- ------------------- ------------------ -------------------
        Total expenses                            11,459,265           3,540,132            580,958           2,878,478
                                           -------------------- ------------------- ------------------ -------------------
           Net investment income (loss)            2,878,692           7,681,542            107,729          (1,437,787)
                                           -------------------- ------------------- ------------------ -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 88,950,508           4,023,045          4,588,507          34,968,912
      Realized gains (losses) on sale of
        investments                              (13,462,487)         (3,366,096)          (116,515)        (14,235,301)
                                           -------------------- ------------------- ------------------ -------------------
                                                  75,488,021             656,949          4,471,992          20,733,611
                                           -------------------- ------------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                          (447,777,295)        (61,541,630)       (32,591,068)       (130,229,067)
                                           -------------------- ------------------- ------------------ -------------------
     Net realized and unrealized gains
        (losses) on investments                 (372,289,274)        (60,884,681)       (28,119,076)       (109,495,456)
                                           -------------------- ------------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (369,410,582)      $ (53,203,139)     $ (28,011,347)     $ (110,933,243)
                                           ==================== =================== ================== ===================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                 MIST PIMCO        MIST LEGG MASON
    MIST OPPENHEIMER    INFLATION PROTECTED    PARTNERS AGGRESSIVE    MIST PIMCO TOTAL        MIST RCM    MIST T. ROWE PRICE
CAPITAL APPRECIATION                   BOND                 GROWTH              RETURN      TECHNOLOGY        MID CAP GROWTH
         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
         $ 3,763,046            $ 2,142,577                $ 1,550        $ 10,623,530     $ 1,448,645               $ 8,872
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
           1,351,588                856,155                915,514           3,446,927         150,533               983,968
             243,830                146,021                162,510             668,648          25,972               180,064
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
           1,595,418              1,002,176              1,078,024           4,115,575         176,505             1,164,032
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
           2,167,628              1,140,401             (1,076,474)          6,507,955       1,272,140            (1,155,160)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
          29,691,783                118,412                581,238           6,794,178       3,069,712             9,029,882
          (4,068,951)               426,379             (1,321,529)          1,450,706        (695,078)             (517,709)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
          25,622,832                544,791               (740,291)          8,244,884       2,374,634             8,512,173
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
         (86,056,623)            (6,836,010)           (30,593,166)        (17,376,018)     (9,505,545)          (42,460,534)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
         (60,433,791)            (6,291,219)           (31,333,457)         (9,131,134)     (7,130,911)          (33,948,361)
----------------------- ---------------------- ---------------------- ------------------- --------------- ---------------------
       $ (58,266,163)          $ (5,150,818)         $ (32,409,931)       $ (2,623,179)   $ (5,858,771)        $ (35,103,521)
======================= ====================== ====================== =================== =============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                               MIST
                                           MIST MFS RESEARCH        MIST MET/AIM      MIST LAZARD    HARRIS OAKMARK
                                               INTERNATIONAL    SMALL CAP GROWTH          MID CAP     INTERNATIONAL
                                                 SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ------------------- ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                  $ 3,299,582                $ --        $ 520,260       $ 1,088,152
                                           -------------------- ------------------- ---------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,965,768             758,316          602,329           953,316
      Administrative charges                         358,085             135,403           99,890           163,838
                                           -------------------- ------------------- ---------------- -----------------
        Total expenses                             2,323,853             893,719          702,219         1,117,154
                                           -------------------- ------------------- ---------------- -----------------
           Net investment income (loss)              975,729            (893,719)        (181,959)          (29,002)
                                           -------------------- ------------------- ---------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 18,285,739           5,286,646        3,744,249        11,330,154
      Realized gains (losses) on sale of
        investments                               (3,599,802)           (501,334)      (3,057,544)       (2,977,790)
                                           -------------------- ------------------- ---------------- -----------------
                                                  14,685,937           4,785,312          686,705         8,352,364
                                           -------------------- ------------------- ---------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (100,286,811)        (29,976,745)     (21,651,761)      (42,639,657)
                                           -------------------- ------------------- ---------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                  (85,600,874)        (25,191,433)     (20,965,056)      (34,287,293)
                                           -------------------- ------------------- ---------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (84,625,145)      $ (26,085,152)   $ (21,147,015)    $ (34,316,295)
                                           ==================== =================== ================ =================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                      MIST
MIST THIRD AVENUE          MIST CLARION       MIST TURNER    GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
  SMALL CAP VALUE    GLOBAL REAL ESTATE    MID CAP GROWTH    MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        $ 495,301             $ 717,937              $ --        $ 195,465           $ 2,423,629          $ 8,182,429
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
          917,997               527,760           196,474          356,342             2,458,467            6,380,142
          158,159                95,633            34,161           61,352               441,605            1,164,245
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        1,076,156               623,393           230,635          417,694             2,900,072            7,544,387
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
         (580,855)               94,544          (230,635)        (222,229)             (476,443)             638,042
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        4,464,671             4,123,365         1,341,414        2,115,254             3,408,935           12,396,107
         (506,225)           (1,313,799)         (386,265)      (1,519,446)           (1,969,090)          (2,600,487)
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
        3,958,446             2,809,566           955,149          595,808             1,439,845            9,795,620
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
      (24,557,518)          (22,764,007)       (8,720,370)     (10,493,383)          (43,824,472)        (156,198,486)
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
      (20,599,072)          (19,954,441)       (7,765,221)      (9,897,575)          (42,384,627)        (146,402,866)
-------------------- --------------------- ----------------- ---------------- --------------------- --------------------
    $ (21,179,927)        $ (19,859,897)     $ (7,995,856)   $ (10,119,804)        $ (42,861,070)      $ (145,764,824)
==================== ===================== ================= ================ ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                MIST METLIFE        MIST METIFE           MIST METLIFE    MIST VAN KAMPEN
                                           BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                 SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                           -------------------- ------------------ ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                 $ 56,918,603       $ 42,711,247            $ 3,501,880        $ 1,231,530
                                           -------------------- ------------------ ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                   15,684,760         16,492,125              1,532,988            636,100
      Administrative charges                       2,975,385          3,051,812                266,649            171,912
                                           -------------------- ------------------ ---------------------- ------------------
        Total expenses                            18,660,145         19,543,937              1,799,637            808,012
                                           -------------------- ------------------ ---------------------- ------------------
           Net investment income (loss)           38,258,458         23,167,310              1,702,243            423,518
                                           -------------------- ------------------ ---------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 77,056,274         84,334,841             12,202,932          2,716,657
      Realized gains (losses) on sale of
        investments                               (6,067,431)        (5,309,568)            (3,774,213)        (1,321,755)
                                           -------------------- ------------------ ---------------------- ------------------
                                                  70,988,843         79,025,273              8,428,719          1,394,902
                                           -------------------- ------------------ ---------------------- ------------------
     Change in unrealized gains (losses)
        on investments                          (561,336,623)      (666,449,701)           (60,284,139)       (32,472,657)
                                           -------------------- ------------------ ---------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments                 (490,347,780)      (587,424,428)           (51,855,420)       (31,077,755)
                                           -------------------- ------------------ ---------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (452,089,322)    $ (564,257,118)         $ (50,153,177)     $ (30,654,237)
                                           ==================== ================== ====================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

           MIST    MIST SSGA GROWTH    MIST LEGG MASON            MIST MET/AIM                             MIST PIONEER
SSGA GROWTH ETF      AND INCOME ETF       VALUE EQUITY    CAPITAL APPRECIATION    MIST PIONEER FUND    STRATEGIC INCOME
    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
      $ 374,733         $ 1,000,565            $ 3,825               $ 253,553              $ 7,105           $ 139,338
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        296,103             648,085            264,524                 151,001                6,498              17,589
         61,742             137,204             52,797                  24,294                2,279               5,682
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        357,845             785,289            317,321                 175,295                8,777              23,271
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
         16,888             215,276           (313,496)                 78,258               (1,672)            116,067
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        562,898           1,243,459            936,183                       1                   --                  --
       (343,174)           (932,489)          (675,910)               (834,450)             (11,061)             (8,044)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
        219,724             310,970            260,273                (834,449)             (11,061)             (8,044)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
    (10,587,025)        (17,291,850)       (16,435,096)             (6,020,995)            (390,089)           (418,059)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
    (10,367,301)        (16,980,880)       (16,174,823)             (6,855,444)            (401,150)           (426,103)
------------------ ------------------- ------------------ ----------------------- -------------------- -------------------
  $ (10,350,413)      $ (16,765,604)     $ (16,488,319)           $ (6,777,186)          $ (402,822)         $ (310,036)
================== =================== ================== ======================= ==================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           MIST MFS EMERGING    MIST LOOMIS SAYLES        MIST RAINIER      MIST AMERICAN
                                              MARKETS EQUITY        GLOBAL MARKETS    LARGE CAP EQUITY       FUNDS GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT (A)
                                           -------------------- --------------------- ------------------- ------------------
INVESTMENT INCOME:
      Dividends                                    $ 194,862             $ 412,704                $ --          $ 332,037
                                           -------------------- --------------------- ------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                      377,531               124,983              81,104             42,637
      Administrative charges                          65,935                21,414              14,904              7,941
                                           -------------------- --------------------- ------------------- ------------------
        Total expenses                               443,466               146,397              96,008             50,578
                                           -------------------- --------------------- ------------------- ------------------
           Net investment income (loss)             (248,604)              266,307             (96,008)           281,459
                                           -------------------- --------------------- ------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  1,416,999               541,712              85,791                 --
      Realized gains (losses) on sale of
        investments                               (1,259,832)           (1,665,761)           (588,888)          (244,423)
                                           -------------------- --------------------- ------------------- ------------------
                                                     157,167            (1,124,049)           (503,097)          (244,423)
                                           -------------------- --------------------- ------------------- ------------------
     Change in unrealized gains (losses)
        on investments                           (26,807,070)           (3,950,906)         (1,839,760)        (3,082,009)
                                           -------------------- --------------------- ------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments                  (26,649,903)           (5,074,955)         (2,342,857)        (3,326,432)
                                           -------------------- --------------------- ------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (26,898,507)         $ (4,808,648)       $ (2,438,865)      $ (3,044,973)
                                           ==================== ===================== =================== ==================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

  MIST AMERICAN                         MIST AMERICAN                             MIST AMERICAN
 FUNDS BALANCED      MIST AMERICAN       FUNDS GROWTH          MIST AMERICAN     FUNDS MODERATE     MIST BLACKROCK
     ALLOCATION         FUNDS BOND         ALLOCATION    FUNDS INTERNATIONAL         ALLOCATION         HIGH YIELD
SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)        SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
    $ 2,959,810          $ 254,922        $ 3,907,447              $ 364,947        $ 1,802,636               $ --
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
        393,531             23,374            507,874                 27,598            216,513              5,565
         71,522              4,415             92,737                  5,199             39,491              1,021
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
        465,053             27,789            600,611                 32,797            256,004              6,586
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
      2,494,757            227,133          3,306,836                332,150          1,546,632             (6,586)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
          4,616                 --              1,652                    117              1,612                 --
        (92,303)           (47,436)          (158,181)              (333,117)           (32,387)           (93,076)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
        (87,687)           (47,436)          (156,529)              (333,000)           (30,775)           (93,076)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
    (19,128,434)          (480,363)       (31,509,925)            (1,746,438)        (7,661,392)          (148,411)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
    (19,216,121)          (527,799)       (31,666,454)            (2,079,438)        (7,692,167)          (241,487)
------------------ ------------------ ------------------ ---------------------- ------------------ ------------------
  $ (16,721,364)        $ (300,666)     $ (28,359,618)          $ (1,747,288)      $ (6,145,535)        $ (248,073)
================== ================== ================== ====================== ================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                          MIST MET/FRANKLIN
                                               MIST DREMAN    MIST MET/TEMPLETON    MIST MET/FRANKLIN    TEMPLETON FOUNDING
                                           SMALL CAP VALUE                GROWTH        MUTUAL SHARES              STRATEGY
                                           SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
                                           ------------------ --------------------- -------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                       $ --              $ 11,126            $ 342,153             $ 920,644
                                           ------------------ --------------------- -------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                      1,610                 4,780               27,899               168,072
      Administrative charges                           599                 1,808                8,866                40,497
                                           ------------------ --------------------- -------------------- ---------------------
        Total expenses                               2,209                 6,588               36,765               208,569
                                           ------------------ --------------------- -------------------- ---------------------
           Net investment income (loss)             (2,209)                4,538              305,388               712,075
                                           ------------------ --------------------- -------------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                    --                   --                    --
      Realized gains (losses) on sale of
        investments                                 (2,760)               (8,281)              (1,777)              (22,288)
                                           ------------------ --------------------- -------------------- ---------------------
                                                    (2,760)               (8,281)              (1,777)              (22,288)
                                           ------------------ --------------------- -------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                            (110,891)             (434,777)          (2,457,683)           (9,495,004)
                                           ------------------ --------------------- -------------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments                   (113,651)             (443,058)          (2,459,460)           (9,517,292)
                                           ------------------ --------------------- -------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (115,860)           $ (438,520)        $ (2,154,072)         $ (8,805,217)
                                           ================== ===================== ==================== =====================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

           RUSSELL              RUSSELL                                                            RUSSELL                AIM V.I.
MULTI-STYLE EQUITY    AGGRESSIVE EQUITY    RUSSELL NON-U.S.    RUSSELL CORE BOND    REAL ESTATE SECURITIES    INTERNATIONAL GROWTH
       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
         $ 210,131             $ 26,750                $ --            $ 511,891                  $ 35,771                $ 43,745
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
           181,062               39,692              87,837              163,104                    23,341                 119,478
            21,727                4,761              10,539               19,572                     2,800                  20,506
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
           202,789               44,453              98,376              182,676                    26,141                 139,984
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
             7,342              (17,703)            (98,376)             329,215                     9,630                 (96,239)
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
           150,888                  769              69,789              258,721                        --                 114,488
          (323,155)            (157,381)           (171,738)            (124,083)                  (71,213)                416,096
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
          (172,267)            (156,612)           (101,949)             134,638                   (71,213)                530,584
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
        (7,030,963)          (1,520,429)         (3,571,608)          (1,131,063)                 (663,582)             (5,341,219)
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
        (7,203,230)          (1,677,041)         (3,673,557)            (996,425)                 (734,795)             (4,810,635)
--------------------- -------------------- ------------------- -------------------- ------------------------- ---------------------
      $ (7,195,888)        $ (1,694,744)       $ (3,771,933)          $ (667,210)               $ (725,165)           $ (4,906,874)
===================== ==================== =================== ==================== ========================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                MSF
                                            DWS GOVERNMENT &    MSF DAVIS VENTURE    HARRIS OAKMARK                MSF
                                           AGENCY SECURITIES                VALUE     FOCUSED VALUE    JENNISON GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                           -------------------- -------------------- ----------------- ----------------
INVESTMENT INCOME:
      Dividends                                     $ 43,970          $ 2,761,410          $ 20,431        $ 1,274,205
                                           -------------------- -------------------- ----------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                       11,888            2,859,980           738,715            778,947
      Administrative charges                           1,890              563,430           125,745            142,387
                                           -------------------- -------------------- ----------------- ----------------
        Total expenses                                13,778            3,423,410           864,460            921,334
                                           -------------------- -------------------- ----------------- ----------------
           Net investment income (loss)               30,192             (662,000)         (844,029)           352,871
                                           -------------------- -------------------- ----------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --            1,316,244         6,230,725          4,977,419
      Realized gains (losses) on sale of
        investments                                    2,741            2,495,398        (4,575,794)          (617,242)
                                           -------------------- -------------------- ----------------- ----------------
                                                       2,741            3,811,642         1,654,931          4,360,177
                                           -------------------- -------------------- ----------------- ----------------
     Change in unrealized gains (losses)
        on investments                                (3,036)        (113,323,254)      (29,688,547)       (30,142,871)
                                           -------------------- -------------------- ----------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                         (295)        (109,511,612)      (28,033,616)       (25,782,694)
                                           -------------------- -------------------- ----------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ 29,897       $ (110,173,612)    $ (28,877,645)     $ (25,429,823)
                                           ==================== ==================== ================= ================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MSF MFS TOTAL             MSF CAPITAL        MSF JULIUS BAER    MSF BLACKROCK MSF METLIFE STOCK    MSF BLACKROCK
       RETURN    GUARDIAN U.S. EQUITY    INTERNATIONAL STOCK     MONEY MARKET             INDEX      BOND INCOME
  SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
  $ 2,591,335             $ 1,226,197              $ 190,125      $ 3,992,860         $ 520,372      $ 1,467,185
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
      611,737               1,243,416                 79,776        2,151,507           431,121          310,853
      184,834                 251,671                 16,371          382,010            76,320           68,931
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
      796,571               1,495,087                 96,147        2,533,517           507,441          379,784
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
    1,794,764                (268,890)                93,978        1,459,343            12,931        1,087,401
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
    6,019,035              16,755,615                808,514               --         1,309,842               --
     (956,044)             (4,760,426)                 3,164               --        (1,415,744)         (61,016)
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
    5,062,991              11,995,189                811,678               --          (105,902)         (61,016)
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
  (26,370,639)            (69,902,195)            (4,769,119)              --       (14,143,982)      (2,502,023)
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
  (21,307,648)            (57,907,006)            (3,957,441)              --       (14,249,884)      (2,563,039)
---------------- ----------------------- ---------------------- ------------- -------------------- --------------
$ (19,512,884)          $ (58,175,896)          $ (3,863,463)     $ 1,459,343     $ (14,236,953)    $ (1,475,638)
================ ======================= ====================== ============= ==================== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                           MSF WESTERN
                                                                             MSF      ASSET MANAGEMENT    MSF WESTERN ASSET
                                             MSF BLACKROCK    FRANKLIN TEMPLETON             STRATEGIC           MANAGEMENT
                                           STRATEGIC VALUE      SMALL CAP GROWTH    BOND OPPORTUNITIES      U.S. GOVERNMENT
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------ --------------------- --------------------- ------------------
INVESTMENT INCOME:
      Dividends                                    $ 4,333                  $ --             $ 228,765            $ 104,389
                                           ------------------ --------------------- --------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                     24,284               123,675                68,855               53,631
      Administrative charges                         4,868                28,140                12,973                9,148
                                           ------------------ --------------------- --------------------- ------------------
        Total expenses                              29,152               151,815                81,828               62,779
                                           ------------------ --------------------- --------------------- ------------------
           Net investment income (loss)            (24,819)             (151,815)              146,937               41,610
                                           ------------------ --------------------- --------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  193,762             1,181,016                35,644                   --
      Realized gains (losses) on sale of
        investments                               (178,468)             (332,527)             (161,643)             (54,425)
                                           ------------------ --------------------- --------------------- ------------------
                                                    15,294               848,489              (125,999)             (54,425)
                                           ------------------ --------------------- --------------------- ------------------
     Change in unrealized gains (losses)
        on investments                            (925,119)           (6,718,746)             (987,962)             (64,899)
                                           ------------------ --------------------- --------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments                   (909,825)           (5,870,257)           (1,113,961)            (119,324)
                                           ------------------ --------------------- --------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (934,644)         $ (6,022,072)           $ (967,024)           $ (77,714)
                                           ================== ===================== ===================== ==================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                MSF MET/DIMENSIONAL
MSF T. ROWE PRICE    MSF T. ROWE PRICE    MSF OPPENHEIMER                       INTERNATIONAL SMALL            PUTNAM VT
 SMALL CAP GROWTH     LARGE CAP GROWTH      GLOBAL EQUITY      MSF MFS VALUE                COMPANY    GROWTH AND INCOME
      SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT (A)        SUB-ACCOUNT (B)          SUB-ACCOUNT
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
             $ --            $ 203,530          $ 293,974               $ --                   $ --            $ 291,972
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
          112,506              688,518            127,203              3,445                     17              135,958
           19,140              131,868             37,060              1,323                      3               20,925
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
          131,646              820,386            164,263              4,768                     20              156,883
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
         (131,646)            (616,856)           129,711             (4,768)                   (20)             135,089
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
        1,866,055            3,289,435            592,386                 --                     --            2,218,415
         (197,984)            (618,346)          (390,534)            (2,047)                    --           (1,328,521)
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
        1,668,071            2,671,089            201,852             (2,047)                    --              889,894
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
       (5,486,077)         (31,591,773)        (8,211,330)          (275,836)                 1,427           (6,641,584)
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
       (3,818,006)         (28,920,684)        (8,009,478)          (277,883)                 1,427           (5,751,690)
-------------------- -------------------- ------------------ ------------------ ---------------------- ------------------
     $ (3,949,652)       $ (29,537,540)      $ (7,879,767)        $ (282,651)               $ 1,407         $ (5,616,601)
==================== ==================== ================== ================== ====================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                              PUTNAM VT EQUITY     FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                           PUTNAM VT VISTA              INCOME    GROWTH SECURITIES    FOREIGN SECURITIES
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------ ------------------- -------------------- ---------------------
INVESTMENT INCOME:
      Dividends                                       $ --           $ 719,718            $ 293,262             $ 960,307
                                           ------------------ ------------------- -------------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                     34,801             274,016              124,698               473,354
      Administrative charges                         4,515              88,868               38,393                87,947
                                           ------------------ ------------------- -------------------- ---------------------
        Total expenses                              39,316             362,884              163,091               561,301
                                           ------------------ ------------------- -------------------- ---------------------
           Net investment income (loss)            (39,316)            356,834              130,171               399,006
                                           ------------------ ------------------- -------------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --           1,724,992            1,139,119             3,803,892
      Realized gains (losses) on sale of
        investments                                (96,973)           (948,491)            (667,674)              346,936
                                           ------------------ ------------------- -------------------- ---------------------
                                                   (96,973)            776,501              471,445             4,150,828
                                           ------------------ ------------------- -------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                          (1,415,151)        (14,412,375)          (9,081,182)          (24,255,313)
                                           ------------------ ------------------- -------------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments                 (1,512,124)        (13,635,874)          (8,609,737)          (20,104,485)
                                           ------------------ ------------------- -------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (1,551,440)      $ (13,279,040)        $ (8,479,566)        $ (19,705,479)
                                           ================== =================== ==================== =====================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                PIMCO VIT
FIDELITY VIP GROWTH     FIDELITY VIP       PIMCO VIT       PIMCO VIT    STOCKSPLUS GROWTH       PIMCO VIT
       OPPORTUNTIES    EQUITY-INCOME      HIGH YIELD    LOW DURATION           AND INCOME    TOTAL RETURN
        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
---------------------- ---------------- --------------- --------------- -------------------- ---------------
              $ 782        $ 129,554       $ 565,478       $ 400,286             $ 82,351       $ 745,669
---------------------- ---------------- --------------- --------------- -------------------- ---------------
              2,068           77,774          88,122         124,037               14,469         211,036
                247           14,053          17,911          24,100                2,768          37,843
---------------------- ---------------- --------------- --------------- -------------------- ---------------
              2,315           91,827         106,033         148,137               17,237         248,879
---------------------- ---------------- --------------- --------------- -------------------- ---------------
             (1,533)          37,727         459,445         252,149               65,114         496,790
---------------------- ---------------- --------------- --------------- -------------------- ---------------
                 --            6,668          17,989         157,489                   --         271,222
               (972)        (723,605)       (285,605)        (39,754)             (21,068)        138,297
---------------------- ---------------- --------------- --------------- -------------------- ---------------
               (972)        (716,937)       (267,616)        117,735              (21,068)        409,519
---------------------- ---------------- --------------- --------------- -------------------- ---------------
           (121,192)      (2,670,905)     (2,115,063)       (573,936)            (667,123)       (399,549)
---------------------- ---------------- --------------- --------------- -------------------- ---------------
           (122,164)      (3,387,842)     (2,382,679)       (456,201)            (688,191)          9,970
---------------------- ---------------- --------------- --------------- -------------------- ---------------
         $ (123,697)    $ (3,350,115)   $ (1,923,234)     $ (204,052)          $ (623,077)      $ 506,760
====================== ================ =============== =============== ==================== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                               AMERICAN FUNDS
                                            AMERICAN FUNDS       GLOBAL SMALL     AMERICAN FUNDS
                                             GLOBAL GROWTH     CAPITALIZATION             GROWTH
                                               SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                                            ----------------- ------------------ ------------------
INVESTMENT INCOME:
      Dividends                                  $ 513,658               $ --          $ 139,071
                                            ----------------- ------------------ ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    117,780              5,084             23,234
      Administrative charges                        41,365              2,089              9,476
                                            ----------------- ------------------ ------------------
        Total expenses                             159,145              7,173             32,710
                                            ----------------- ------------------ ------------------
           Net investment income (loss)            354,513             (7,173)           106,361
                                            ----------------- ------------------ ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,300,253             51,632            169,546
      Realized gains (losses) on sale of
        investments                               (407,936)              (145)            (2,619)
                                            ----------------- ------------------ ------------------
                                                   892,317             51,487            166,927
                                            ----------------- ------------------ ------------------
      Change in unrealized gains (losses)
        on investments                          (9,875,582)          (925,619)        (3,403,192)
                                            ----------------- ------------------ ------------------
      Net realized and unrealized gains
        (losses) on investments                 (8,983,265)          (874,132)        (3,236,265)
                                            ----------------- ------------------ ------------------
      Net increase (decrease) in net assets
        resulting from operations             $ (8,628,752)        $ (881,305)      $ (3,129,904)
                                            ================= ================== ==================

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                             MIST LORD ABBETT GROWTH             MIST LORD ABBETT BOND      MIST VAN KAMPEN MID CAP
                                                          AND INCOME                         DEBENTURE                       GROWTH
                                                         SUB-ACCOUNT                       SUB-ACCOUNT                  SUB-ACCOUNT
                                  ---------------------------------- --------------------------------- ----------------------------
                                           2008              2007             2008             2007            2008         2007
                                  ---------------- ----------------- ---------------- ---------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

  Net investment income (loss)      $ 2,878,692      $ (4,994,131)     $ 7,681,542     $ 11,452,349       $ 107,729     $ (751,452)
  Net realized gains (losses)        75,488,021       115,178,646          656,949        6,040,166       4,471,992      8,239,289
  Change in unrealized gains
     (losses) on investments       (447,777,295)      (79,135,154)     (61,541,630)      (2,410,074)    (32,591,068)     4,492,175
                                  ---------------- ----------------- ---------------- ---------------- ---------------  -----------
     Net increase (decrease)
       in net assets resulting
       from operations             (369,410,582)       31,049,361      (53,203,139)      15,082,441     (28,011,347)    11,980,012
                                  ---------------- ----------------- ---------------- ---------------- ---------------  -----------
CONTRACT TRANSACTIONS:

  Purchase payments received
     from contract owners             7,681,417        11,212,350        2,953,663        4,240,291       1,187,834      1,504,132
  Net transfers (including fixed
     account)                       (30,488,682)      (54,262,515)     (13,437,194)      11,783,676         215,484       (117,997)
  Contract charges                   (1,544,323)       (1,668,932)        (645,941)        (612,646)        (90,732)       (85,621)
  Transfers for contract benefits
     and terminations              (105,238,732)     (164,838,040)     (30,892,819)     (40,523,084)     (5,809,831)    (7,307,159)
                                  ---------------- ----------------- ---------------- ---------------- ---------------  -----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions  (129,590,320)     (209,557,137)     (42,022,291)     (25,111,763)     (4,497,245)    (6,006,645)
                                  ---------------- ----------------- ---------------- ---------------- ---------------  -----------
     Net increase (decrease)
       in net assets               (499,000,902)     (178,507,776)     (95,225,430)     (10,029,322)    (32,508,592)     5,973,367
NET ASSETS:
  Beginning of period             1,075,806,092     1,254,313,868      297,943,064      307,972,386      62,713,816     56,740,449
                                  ---------------- ----------------- ---------------- ---------------- ---------------  -----------
  End of period                   $ 576,805,190    $1,075,806,092    $ 202,717,634    $ 297,943,064    $ 30,205,224    $62,713,816
                                  ================ ================= ================ ================ ===============  ===========

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                       MIST OPPENHEIMER CAPITAL            MIST PIMCO INFLATION        MIST LEGG MASON PARTNERS
MIST LORD ABBETT MID CAP VALUE                     APPRECIATION                  PROTECTED BOND               AGGRESSIVE GROWTH
                   SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- -------------------------------- ------------------------------- -------------------------------
         2008             2007            2008             2007            2008            2007            2008            2007
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 $ (1,437,787)    $ (1,949,084)    $ 2,167,628     $ (2,158,233)    $ 1,140,401       $ 293,469    $ (1,076,474)   $ (1,466,510)
   20,733,611       63,221,508      25,622,832       12,572,235         544,791        (311,237)       (740,291)     12,102,031
 (130,229,067)     (66,496,374)    (86,056,623)       6,087,101      (6,836,010)      5,102,007     (30,593,166)     (9,681,223)
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 (110,933,243)      (5,223,950)    (58,266,163)      16,501,103      (5,150,818)      5,084,239     (32,409,931)        954,298
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
    2,738,203        4,043,298       1,042,536        2,855,465       2,668,082       1,107,113         826,015       1,029,435
   (8,691,481)      30,314,787      (4,986,998)      (5,712,512)      3,170,544      (4,135,018)     (3,473,834)    (11,218,628)
     (548,249)        (587,954)       (333,836)        (370,835)       (255,613)       (212,872)       (248,809)       (260,696)
  (25,494,498)     (32,984,406)    (10,774,536)     (18,448,880)     (6,187,370)     (8,108,229)     (6,190,991)    (11,475,909)
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
  (31,996,025)         785,725     (15,052,834)     (21,676,762)       (604,357)    (11,349,006)     (9,087,619)    (21,925,798)
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 (142,929,268)      (4,438,225)    (73,318,997)      (5,175,659)     (5,755,175)     (6,264,767)    (41,497,550)    (20,971,500)
  300,178,790      304,617,015     137,207,385      142,383,044      58,385,153      64,649,920      87,874,559     108,846,059
---------------- ---------------- --------------- ---------------- --------------- --------------- --------------- ---------------
$ 157,249,522    $ 300,178,790    $ 63,888,388    $ 137,207,385    $ 52,629,978    $ 58,385,153    $ 46,377,009    $ 87,874,559
================ ================ =============== ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                                 MIST T. ROWE PRICE
                                             MIST PIMCO TOTAL RETURN            MIST RCM TECHNOLOGY                  MID CAP GROWTH
                                                         SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   --------------------------------- ------------------------------ -------------------------------
                                            2008             2007           2008            2007            2008            2007
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 6,507,955      $ 5,229,885    $ 1,272,140      $ (193,572)   $ (1,155,160)   $ (1,506,226)
  Net realized gains (losses)          8,244,884        2,331,006      2,374,634       1,611,755       8,512,173      18,345,680
  Change in unrealized gains
     (losses) on investments         (17,376,018)       8,899,903     (9,505,545)      1,394,620     (42,460,534)     (2,363,951)
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (2,623,179)      16,460,794     (5,858,771)      2,812,803     (35,103,521)     14,475,503
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             14,360,343        6,705,950        313,863         623,149       2,098,306       1,858,117
  Net transfers (including fixed
     account)                         17,043,691      (36,672,842)        62,062       1,020,488      (5,518,318)    (21,806,132)
  Contract charges                      (906,270)        (746,145)       (50,202)        (39,441)       (299,770)       (304,641)
  Transfers for contract benefits
     and terminations                (26,667,003)     (29,825,925)    (1,273,202)     (1,857,208)     (5,759,962)     (9,828,883)
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      3,830,761      (60,538,962)      (947,479)       (253,012)     (9,479,744)    (30,081,539)
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                   1,207,582      (44,078,168)    (6,806,250)      2,559,791     (44,583,265)    (15,606,036)
NET ASSETS:
  Beginning of period                283,533,965      327,612,133     13,379,138      10,819,347      92,323,883     107,929,919
                                   ---------------- ---------------- -------------- --------------- --------------- ---------------
  End of period                    $ 284,741,547    $ 283,533,965    $ 6,572,888    $ 13,379,138    $ 47,740,618    $ 92,323,883
                                   ================ ================ ============== =============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                MIST MFS RESEARCH                    MIST MET/AIM                                             MIST HARRIS OAKMARK
                    INTERNATIONAL                SMALL CAP GROWTH             MIST LAZARD MID CAP                   INTERNATIONAL
                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- -------------------------------
         2008             2007            2008            2007            2008            2007            2008            2007
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
    $ 975,729       $ (234,867)     $ (893,719)   $ (1,253,245)     $ (181,959)     $ (849,008)      $ (29,002)     $ (961,214)
   14,685,937       53,178,619       4,785,312       5,567,084         686,705       3,649,383       8,352,364      19,096,850
 (100,286,811)     (28,438,195)    (29,976,745)      2,748,635     (21,651,761)     (8,367,898)    (42,639,657)    (20,427,971)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
  (84,625,145)      24,505,557     (26,085,152)      7,062,474     (21,147,015)     (5,567,523)    (34,316,295)     (2,292,335)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
    1,564,709        3,091,828         770,644       1,104,874       1,212,086         970,650       1,854,893       3,589,805
   (8,854,055)     (20,789,635)     (2,702,702)    (11,524,866)     (1,658,871)     38,717,032      (7,695,975)     (7,371,011)
     (440,880)        (467,382)       (225,926)       (248,344)       (116,437)       (122,812)       (281,959)       (366,378)
  (16,861,098)     (27,464,298)     (5,003,155)     (8,793,334)     (4,694,679)     (8,322,280)     (6,704,144)    (14,345,886)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
  (24,591,324)     (45,629,487)     (7,161,139)    (19,461,670)     (5,257,901)     31,242,590     (12,827,185)    (18,493,470)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
 (109,216,469)     (21,123,930)    (33,246,291)    (12,399,196)    (26,404,916)     25,675,067     (47,143,480)    (20,785,805)
  212,534,722      233,658,652      71,015,556      83,414,752      57,995,812      32,320,745      91,235,231     112,021,036
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 103,318,253    $ 212,534,722    $ 37,769,265    $ 71,015,556    $ 31,590,896    $ 57,995,812    $ 44,091,751    $ 91,235,231
================ ================ =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                          MIST THIRD AVENUE SMALL CAP
                                                                VALUE    MIST CLARION GLOBAL REAL ESTATE MIST TURNER MID CAP GROWTH
                                                          SUB-ACCOUNT                        SUB-ACCOUNT                SUB-ACCOUNT
                                   ---------------------------------- ---------------------------------- --------------------------
                                           2008            2007            2008               2007           2008            2007
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (580,855)     $ (617,092)       $ 94,544         $ (394,985)    $ (230,635)     $ (230,973)
  Net realized gains (losses)         3,958,446      12,461,171       2,809,566         13,924,010        955,149       1,182,006
  Change in unrealized gains
     (losses) on investments        (24,557,518)    (15,368,056)    (22,764,007)       (22,726,254)    (8,720,370)      1,656,841
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (21,179,927)     (3,523,977)    (19,859,897)        (9,197,229)    (7,995,856)      2,607,874
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,747,128       2,373,546       1,111,512          1,380,038        632,260         316,041
  Net transfers (including fixed
     account)                        (7,020,888)     (9,566,979)       (464,633)       (16,110,806)     1,687,752       1,405,514
  Contract charges                     (267,497)       (306,577)       (137,301)          (172,173)       (67,583)        (49,879)
  Transfers for contract benefits
     and terminations                (5,543,381)    (11,509,670)     (3,920,981)        (5,909,025)    (1,669,608)     (1,551,821)
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (11,084,638)    (19,009,680)     (3,411,403)       (20,811,966)       582,821         119,855
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
     Net increase (decrease)
       in net assets                (32,264,565)    (22,533,657)    (23,271,300)       (30,009,195)    (7,413,035)      2,727,729
NET ASSETS:
  Beginning of period                77,454,105      99,987,762      49,736,129         79,745,324     15,254,136      12,526,407
                                   ---------------  -------------- --------------- ------------------ -------------- -------------
  End of period                    $ 45,189,540    $ 77,454,105    $ 26,464,829       $ 49,736,129    $ 7,841,101    $ 15,254,136
                                   =============== =============== =============== ================== ============== =============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     MIST GOLDMAN SACHS MID CAP
                          VALUE   MIST METLIFE DEFENSIVE STRATEGY  MIST METLIFE MODERATE STRATEGY    MIST METLIFE BALANCED STRATEGY
                    SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
------------------------------- --------------------------------- ------------------------------- ---------------------------------
        2008           2007             2008              2007             2008            2007             2008              2007
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
  $ (222,229)    $ (461,424)      $ (476,443)         $ 72,624        $ 638,042       $ 793,370     $ 38,258,458        $ (594,130)
     595,808      5,857,376        1,439,845         5,763,804        9,795,620      11,340,759       70,988,843        33,913,027
 (10,493,383)    (4,801,691)     (43,824,472)       (1,339,403)    (156,198,486)      3,240,393     (561,336,623)       (6,671,966)
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
 (10,119,804)       594,261      (42,861,070)        4,497,025     (145,764,824)     15,374,522     (452,089,322)       26,646,931
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
     113,289      1,763,452       23,335,865        18,083,629       64,203,413      88,123,674      145,691,405       248,140,018
  (5,169,433)    (2,913,613)      66,071,547        50,416,359       39,435,766      90,812,816      307,409,420       161,679,772
    (107,326)      (131,808)        (884,121)         (421,775)      (2,215,505)     (1,418,022)      (6,189,656)       (3,691,226)
  (2,464,874)    (4,431,382)     (17,858,871)      (20,031,173)     (33,630,419)    (28,457,799)     (72,023,161)      (94,872,655)
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
  (7,628,344)    (5,713,351)      70,664,420        48,047,040       67,793,255     149,060,669      374,888,008       311,255,909
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
 (17,748,148)    (5,119,090)      27,803,350        52,544,065      (77,971,569)    164,435,191      (77,201,314)      337,902,840
  33,020,433     38,139,523      144,052,470        91,508,405      480,378,237     315,943,046    1,240,119,183       902,216,343
---------------  ------------- ---------------- ----------------- --------------- --------------- ----------------- ---------------
$ 15,272,285    $33,020,433    $ 171,855,820     $ 144,052,470    $ 402,406,668   $ 480,378,237   $1,162,917,869    $1,240,119,183
===============  ============= ================ ================= =============== =============== ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MIST METLIFE GROWTH STRATEGY    MIST METLIFE AGGRESSIVE STRATEGY     MIST VAN KAMPEN COMSTOCK
                                                       SUB-ACCOUNT                         SUB-ACCOUNT                  SUB-ACCOUNT
                               ----------------------------------- ----------------------------------- ----------------------------
                                         2008             2007             2008               2007            2008            2007
                               ---------------  --------------    -------------     --------------    ------------    ------------
INCREASE (DECREASE) IN NET
ASSETS:

FROM OPERATIONS:

  Net investment income (loss)   $ 23,167,310    $ (6,635,427)     $ 1,702,243         $ (606,381)      $ 423,518        $ 129,545
  Net realized gains (losses)      79,025,273      40,655,333        8,428,719         19,847,925       1,394,902        2,986,429
  Change in unrealized gains
     (losses) on investments     (666,449,701)     (9,782,182)     (60,284,139)       (16,495,905)    (32,472,657)      (6,500,013)
                               --------------- ---------------    -------------     --------------    ------------    ------------
     Net increase (decrease)
       in net assets resulting
       from operations           (564,257,118)     24,237,724      (50,153,177)         2,745,639     (30,654,237)      (3,384,039)
                               --------------- ---------------    -------------     --------------    ------------    ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners         144,008,397     359,280,576        4,299,562          8,773,830       3,019,266        5,084,048
  Net transfers (including
     fixed account)               203,930,812     100,035,711       72,518,370        (16,236,835)      5,672,326        5,074,707
  Contract charges                 (7,218,167)     (4,214,074)        (506,808)          (521,857)       (195,629)        (178,491)
  Transfers for contract
    benefits
     and terminations             (63,568,795)    (83,736,881)      (9,086,394)       (23,365,665)     (6,547,124)      (6,023,327)
                               --------------- ---------------    -------------     --------------    ------------    ------------
     Net increase (decrease)
       in net assets resulting
       from contract
         transactions             277,152,247     371,365,332       67,224,730        (31,350,527)      1,948,839        3,956,937
                               --------------- ---------------    -------------     --------------    ------------    ------------
     Net increase (decrease)
       in net assets             (287,104,871)    395,603,056       17,071,553        (28,604,888)    (28,705,398)         572,898
NET ASSETS:
  Beginning of period           1,381,939,858     986,336,802      125,554,567        154,159,455      82,325,135       81,752,237
                               --------------- ---------------    -------------     --------------    ------------    ------------
  End of period                $1,094,834,987  $1,381,939,858     $142,626,120      $ 125,554,567    $ 53,619,737     $ 82,325,135
                               =============== ===============    =============     ==============    ============    ============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                        MIST SSGA GROWTH AND                                           MIST MET/AIM CAPITAL
        MIST SSGA GROWTH ETF                      INCOME ETF    MIST LEGG MASON VALUE EQUITY                   APPRECIATION
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- ------------------------------
        2008            2007            2008            2007            2008            2007           2008            2007
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
    $ 16,888      $ (482,507)      $ 215,276      $ (598,720)     $ (313,496)     $ (493,962)      $ 78,258      $ (270,530)
     219,724         688,517         310,970         493,233         260,273         717,707       (834,449)     (1,083,063)
 (10,587,025)        961,089     (17,291,850)        992,983     (16,435,096)     (2,403,673)    (6,020,995)      3,322,820
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
 (10,350,413)      1,167,099     (16,765,604)        887,496     (16,488,319)     (2,179,928)    (6,777,186)      1,969,227
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
   1,014,397       6,953,032       5,296,169      21,569,605         566,166         610,917          2,976          27,164
  (5,756,466)        641,745       4,436,746      10,800,285       2,999,774      (7,944,133)      (750,162)     (1,443,656)
     (92,437)        (99,194)       (288,857)        (86,387)        (82,171)       (109,257)       (20,818)        (23,940)
    (785,691)     (1,304,305)     (1,929,541)     (1,492,568)     (1,296,955)     (1,930,339)    (2,165,781)     (3,664,772)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
  (5,620,197)      6,191,278       7,514,517      30,790,935       2,186,814      (9,372,812)    (2,933,785)     (5,105,204)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
 (15,970,610)      7,358,377      (9,251,087)     31,678,431     (14,301,505)    (11,552,740)    (9,710,971)     (3,135,977)
  35,243,332      27,884,955      57,258,882      25,580,451      28,657,072      40,209,812     17,443,288      20,579,265
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ---------------
$ 19,272,722    $ 35,243,332    $ 48,007,795    $ 57,258,882    $ 14,355,567    $ 28,657,072    $ 7,732,317    $ 17,443,288
=============== =============== =============== =============== =============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                            MIST MFS EMERGING
                                            MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME                 MARKETS EQUITY
                                                  SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- -------------------------------- ------------------------------
                                          2008           2007           2008              2007            2008           2007
                                   -------------- -------------- -------------- ----------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (1,672)      $ (1,134)     $ 116,067          $ (4,342)     $ (248,604)     $ (81,160)
  Net realized gains (losses)          (11,061)        14,144         (8,044)            1,498         157,167      1,806,676
  Change in unrealized gains
     (losses) on investments          (390,089)        (1,486)      (418,059)           60,651     (26,807,070)      (483,026)
                                   -------------- -------------- -------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                (402,822)        11,524       (310,036)           57,807     (26,898,507)     1,242,490
                                   -------------- -------------- -------------- ----------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              232,593         37,715        169,689           120,856       1,313,055        816,921
  Net transfers (including fixed
     account)                          962,060        342,557      1,322,095         1,042,216      45,043,323     (6,771,533)
  Contract charges                      (1,859)        (1,078)        (4,109)           (1,762)        (85,645)       (22,391)
  Transfers for contract benefits
     and terminations                  (50,715)       (70,842)      (174,342)          (67,625)     (2,307,931)      (627,808)
                                   -------------- -------------- -------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    1,142,079        308,352      1,313,333         1,093,685      43,962,802     (6,604,811)
                                   -------------- -------------- -------------- ----------------- --------------- --------------
     Net increase (decrease)
       in net assets                   739,257        319,876      1,003,297         1,151,492      17,064,295     (5,362,321)
NET ASSETS:
  Beginning of period                  693,986        374,110      1,515,237           363,745       6,784,979     12,147,300
                                   -------------- -------------- -------------- ----------------- --------------- --------------
  End of period                    $ 1,433,243      $ 693,986    $ 2,518,534       $ 1,515,237    $ 23,849,274    $ 6,784,979
                                   ============== ============== ============== ================= =============== ==============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                  MIST AMERICAN                     MIST AMERICAN
         MIST LOOMIS SAYLES                                     MIST AMERICAN    FUNDS BALANCED    MIST AMERICAN     FUNDS GROWTH
             GLOBAL MARKETS    MIST RAINIER LARGE CAP EQUITY     FUNDS GROWTH        ALLOCATION       FUNDS BOND       ALLOCATION
                SUB-ACCOUNT                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------------------ -------------------------------- ---------------- ----------------- ---------------- --------------
       2008            2007           2008           2007 (A)         2008 (B)          2008 (B)         2008 (B)         2008 (B)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
  $ 266,307       $ (54,750)     $ (96,008)           $ (536)       $ 281,459       $ 2,494,757        $ 227,133      $ 3,306,836
 (1,124,049)         83,104       (503,097)               27         (244,423)          (87,687)         (47,436)        (156,529)
 (3,950,906)        384,134     (1,839,760)           11,289       (3,082,009)      (19,128,434)        (480,363)     (31,509,925)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
 (4,808,648)        412,488     (2,438,865)           10,780       (3,044,973)      (16,721,364)        (300,666)     (28,359,618)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
  2,281,996         740,921        270,825            10,612        5,932,527        54,106,258        3,651,708       66,217,183
 (4,739,324)     12,610,746      6,836,351         1,132,471        5,542,435        46,719,640        1,782,471       53,565,291
    (30,205)         (5,199)       (39,719)             (486)          (3,837)          (86,818)          (3,008)        (104,701)
   (708,070)        (99,502)    (1,348,908)           (3,747)         (50,496)       (1,168,336)         (35,333)        (828,215)
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
 (3,195,603)     13,246,966      5,718,549         1,138,850       11,420,629        99,570,744        5,395,838      118,849,558
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
 (8,004,251)     13,659,454      3,279,684         1,149,630        8,375,656        82,849,380        5,095,172       90,489,940
 14,022,527         363,073      1,149,630                --               --                --               --               --
-------------- --------------- -------------- ----------------- ---------------- ----------------- ---------------- --------------
$ 6,018,276    $ 14,022,527    $ 4,429,314       $ 1,149,630      $ 8,375,656      $ 82,849,380      $ 5,095,172     $ 90,489,940
============== =============== ============== ================= ================ ================= ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                    MIST AMERICAN
                                   MIST AMERICAN            FUNDS           MIST    MIST DREMAN      MIST MET/        MIST MET/
                                           FUNDS         MODERATE      BLACKROCK      SMALL CAP      TEMPLETON         FRANKLIN
                                   INTERNATIONAL       ALLOCATION     HIGH YIELD          VALUE         GROWTH    MUTUAL SHARES
                                     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
                                         2008 (B)         2008 (B)       2008 (B)       2008 (B)       2008 (B)         2008 (B)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 332,150      $ 1,546,632       $ (6,586)      $ (2,209)       $ 4,538        $ 305,388
  Net realized gains (losses)           (333,000)         (30,775)       (93,076)        (2,760)        (8,281)          (1,777)
  Change in unrealized gains
     (losses) on investments          (1,746,438)      (7,661,392)      (148,411)      (110,891)      (434,777)      (2,457,683)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                (1,747,288)      (6,145,535)      (248,073)      (115,860)      (438,520)      (2,154,072)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              3,386,433       24,835,473        698,261        172,090        674,944        4,406,661
  Net transfers (including fixed
     account)                          3,938,494       32,363,334        544,700        744,639      2,113,934       10,058,873
  Contract charges                        (2,742)         (53,075)          (156)          (119)          (266)          (1,776)
  Transfers for contract benefits
     and terminations                    (28,476)        (593,462)      (277,622)        (1,994)        (8,125)         (66,454)
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      7,293,709       56,552,270        965,183        914,616      2,780,487       14,397,304
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
     Net increase (decrease)
       in net assets                   5,546,421       50,406,735        717,110        798,756      2,341,967       12,243,232
NET ASSETS:
  Beginning of period                         --               --             --             --             --               --
                                   ---------------- ---------------- -------------- -------------- -------------- ----------------
  End of period                      $ 5,546,421     $ 50,406,735      $ 717,110      $ 798,756    $ 2,341,967     $ 12,243,232
                                   ================ ================ ============== ============== ============== ================

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST MET/
    FRANKLIN
   TEMPLETON
    FOUNDING
    STRATEGY     RUSSELL MULTI-STYLE EQUITY     RUSSELL AGGRESSIVE EQUITY              RUSSELL NON-U.S.
 SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
--------------- ------------------------------ ----------------------------- -----------------------------
     2008 (B)          2008            2007           2008           2007           2008           2007
--------------- -------------- --------------- -------------- -------------- -------------- --------------
   $ 712,075        $ 7,342       $ (84,295)     $ (17,703)     $ (50,324)     $ (98,376)     $ 103,834
     (22,288)      (172,267)      1,394,489       (156,612)       806,705       (101,949)     2,710,802
  (9,495,004)    (7,030,963)        592,416     (1,520,429)      (630,885)    (3,571,608)    (1,924,328)
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  (8,805,217)    (7,195,888)      1,902,610     (1,694,744)       125,496     (3,771,933)       890,308
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  27,288,722         41,600           3,000          9,517          5,463          1,450          1,500
  32,165,020        (64,063)       (885,723)        11,466       (111,636)       121,349       (424,537)
     (23,373)        (5,035)         (5,573)          (980)        (1,152)        (2,187)        (2,554)
    (521,898)    (1,893,953)     (6,311,113)      (390,627)    (1,170,972)      (924,644)    (2,539,176)
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  58,908,471     (1,921,451)     (7,199,409)      (370,624)    (1,278,297)      (804,032)    (2,964,767)
--------------- -------------- --------------- -------------- -------------- -------------- --------------
  50,103,254     (9,117,339)     (5,296,799)    (2,065,368)    (1,152,801)    (4,575,965)    (2,074,459)
          --     18,778,587      24,075,386      4,129,569      5,282,370      9,316,786     11,391,245
--------------- -------------- --------------- -------------- -------------- -------------- --------------
$ 50,103,254    $ 9,661,248    $ 18,778,587    $ 2,064,201    $ 4,129,569    $ 4,740,821    $ 9,316,786
=============== ============== =============== ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                            RUSSELL CORE BOND    RUSSELL REAL ESTATE SECURITIES    AIM V.I. INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                ----------------------------- --------------------------------- --------------------------------
                                        2008            2007           2008               2007           2008              2007
                                ------------- --------------- -------------- ------------------ -------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)     $ 329,215       $ 552,643        $ 9,630           $ 22,552      $ (96,239)       $ (147,117)
  Net realized gains (losses)        134,638          (2,625)       (71,213)           654,085        530,584         2,774,652
  Change in unrealized gains
     (losses) on investments      (1,131,063)        269,128       (663,582)        (1,146,552)    (5,341,219)         (916,127)
                                ------------- --------------- -------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations              (667,210)        819,146       (725,165)          (469,915)    (4,906,874)        1,711,408
                                ------------- --------------- -------------- ------------------ -------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 --              --          2,250                 --         57,336           237,958
  Net transfers (including fixed
     account)                       (687,594)        591,776         12,936            (83,243)    (1,817,140)       (2,862,172)
  Contract charges                    (3,369)         (3,283)          (451)              (565)       (25,210)          (29,000)
  Transfers for contract benefits
     and terminations             (1,578,395)     (2,287,628)      (228,543)          (550,204)    (1,109,135)       (1,612,501)
                                ------------- --------------- -------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions (2,269,358)     (1,699,135)      (213,808)          (634,012)    (2,894,149)       (4,265,715)
                                ------------- --------------- -------------- ------------------ -------------- -----------------
     Net increase (decrease)
       in net assets              (2,936,568)       (879,989)      (938,973)        (1,103,927)    (7,801,023)       (2,554,307)
NET ASSETS:
  Beginning of period             14,474,327      15,354,316      2,112,446          3,216,373     13,839,627        16,393,934
                                ------------- --------------- -------------- ------------------ -------------- -----------------
  End of period                 $ 11,537,759    $ 14,474,327    $ 1,173,473        $ 2,112,446    $ 6,038,604      $ 13,839,627
                                ============= =============== ============== ================== ============== =================

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   DWS GOVERNMENT & AGENCY
                SECURITIES           MSF DAVIS VENTURE VALUE    MSF HARRIS OAKMARK FOCUSED VALUE             MSF JENNISON GROWTH
               SUB-ACCOUNT                       SUB-ACCOUNT                         SUB-ACCOUNT                     SUB-ACCOUNT
----------------------------- --------------------------------- ----------------------------------- -------------------------------
     2008             2007             2008             2007            2008                2007            2008            2007
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
 $ 30,192         $ 44,208       $ (662,000)    $ (2,716,298)     $ (844,029)       $ (1,127,587)      $ 352,871    $ (1,046,814)
    2,741           (2,240)       3,811,642       26,405,264       1,654,931          14,505,871       4,360,177       7,883,237
   (3,036)           3,658     (113,323,254)     (14,384,112)    (29,688,547)        (19,716,259)    (30,142,871)        (53,240)
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
   29,897           45,626     (110,173,612)       9,304,854     (28,877,645)         (6,337,975)    (25,429,823)      6,783,183
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
    1,281              767        7,585,238        9,227,908         748,033           1,561,994       1,105,987       2,021,231
  (60,257)         (62,290)      (4,358,461)     (36,082,691)     (4,258,045)         (5,363,293)     (2,359,853)    (12,266,830)
   (1,376)          (1,213)        (826,197)        (894,124)       (214,593)           (280,871)       (232,382)       (241,555)
 (164,359)        (255,573)     (20,193,584)     (29,176,963)     (4,325,206)        (10,713,648)     (4,750,130)     (9,657,087)
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
 (224,711)        (318,309)     (17,793,004)     (56,925,870)     (8,049,811)        (14,795,818)     (6,236,378)    (20,144,241)
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
 (194,814)        (272,683)    (127,966,616)     (47,621,016)    (36,927,456)        (21,133,793)    (31,666,201)    (13,361,058)
1,048,765        1,321,448      286,644,026      334,265,042      67,473,501          88,607,294      70,723,890      84,084,948
------------ ---------------- ---------------- ---------------- --------------- ------------------- --------------- ---------------
$ 853,951      $ 1,048,765    $ 158,677,410    $ 286,644,026    $ 30,546,045        $ 67,473,501    $ 39,057,689    $ 70,723,890
============ ================ ================ ================ =============== =================== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                           MSF CAPITAL GUARDIAN               MSF JULIUS BAER
                                           MSF MFS TOTAL RETURN                     U.S. EQUITY           INTERNATIONAL STOCK
                                                    SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ------------------------------- -----------------------------
                                           2008            2007            2008            2007           2008           2007
                                   --------------- --------------- --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 1,794,764       $ 764,627      $ (268,890)   $ (1,581,140)      $ 93,978      $ (56,061)
  Net realized gains (losses)         5,062,991       4,238,118      11,995,189      19,980,858        811,678      2,741,083
  Change in unrealized gains
     (losses) on investments        (26,370,639)     (2,480,780)    (69,902,195)    (19,731,356)    (4,769,119)    (1,871,753)
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (19,512,884)      2,521,965     (58,175,896)     (1,331,638)    (3,863,463)       813,269
                                   --------------- --------------- --------------- --------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,844,816       2,971,797         577,040       1,826,006         80,963        118,021
  Net transfers (including fixed
     account)                         1,666,610       5,661,719      (5,878,278)     (5,604,110)        88,103     (3,454,663)
  Contract charges                     (167,407)       (154,144)       (217,655)       (240,222)       (30,089)       (32,136)
  Transfers for contract benefits
     and terminations                (7,347,556)     (8,149,348)    (12,860,790)    (21,814,215)      (528,760)      (555,807)
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (4,003,537)        330,024     (18,379,683)    (25,832,541)      (389,783)    (3,924,585)
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets                (23,516,421)      2,851,989     (76,555,579)    (27,164,179)    (4,253,246)    (3,111,316)
NET ASSETS:
  Beginning of period                86,770,491      83,918,502     153,904,080     181,068,259      8,920,544     12,031,860
                                   --------------- --------------- --------------- --------------- -------------- --------------
  End of period                    $ 63,254,070    $ 86,770,491    $ 77,348,501    $153,904,080    $ 4,667,298    $ 8,920,544
                                   =============== =============== =============== =============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

  MSF BLACKROCK MONEY MARKET         MSF METLIFE STOCK INDEX       MSF BLACKROCK BOND INCOME    MSF BLACKROCK STRATEGIC VALUE
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- --------------------------------
        2008            2007            2008            2007            2008            2007           2008              2007
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 $ 1,459,343     $ 3,239,963        $ 12,931      $ (329,656)    $ 1,087,401       $ 432,948      $ (24,819)        $ (37,534)
          --              --        (105,902)      4,282,606         (61,016)       (157,357)        15,294           229,921
          --              --     (14,143,982)     (2,637,207)     (2,502,023)      1,003,600       (925,119)         (324,702)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
   1,459,343       3,239,963     (14,236,953)      1,315,743      (1,475,638)      1,279,191       (934,644)         (132,315)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
  25,860,624      24,525,877         706,646         831,403       1,786,820       1,231,591          7,237            28,675
 150,514,889      82,824,803        (154,326)        266,696       6,670,340      (7,094,151)       166,031          (319,905)
    (518,549)       (318,953)       (118,449)       (123,990)        (70,103)        (54,741)        (8,607)           (8,907)
 (67,186,602)    (91,619,481)     (2,269,533)     (3,686,152)     (3,172,434)     (2,251,227)       (80,705)         (179,167)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 108,670,362      15,412,246      (1,835,662)     (2,712,043)      5,214,623      (8,168,528)        83,956          (479,304)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
 110,129,705      18,652,209     (16,072,615)     (1,396,300)      3,738,985      (6,889,337)      (850,688)         (611,619)
 109,887,921      91,235,712      38,415,249      39,811,549      29,400,150      36,289,487      2,389,410         3,001,029
--------------- --------------- --------------- --------------- --------------- --------------- -------------- -----------------
$220,017,626    $109,887,921    $ 22,342,634    $ 38,415,249    $ 33,139,135    $ 29,400,150    $ 1,538,722       $ 2,389,410
=============== =============== =============== =============== =============== =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        MSF FRANKLIN TEMPLETON    MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT
                                              SMALL CAP GROWTH    STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT
                                                   SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ ------------------------------- -------------------------------
                                          2008            2007           2008             2007           2008             2007
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (151,815)     $ (200,740)     $ 146,937         $ 56,877       $ 41,610          $ 5,790
  Net realized gains (losses)          848,489       1,840,066       (125,999)          31,871        (54,425)           6,291
  Change in unrealized gains
     (losses) on investments        (6,718,746)     (1,127,390)      (987,962)          45,831        (64,899)          22,512
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              (6,022,072)        511,936       (967,024)         134,579        (77,714)          34,593
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              739,587       1,211,623         18,349          138,787      1,076,198          588,059
  Net transfers (including fixed
     account)                        1,736,129      (8,429,640)      (204,765)          11,202      4,028,292          309,580
  Contract charges                     (38,339)        (40,179)       (18,508)         (16,322)        (7,352)          (2,997)
  Transfers for contract benefits
     and terminations                 (720,716)       (610,551)      (472,449)        (545,786)      (422,821)         (57,170)
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transaction     1,716,661      (7,868,747)      (677,373)        (412,119)     4,674,317          837,472
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
     Net increase (decrease)
       in net assets                (4,305,411)     (7,356,811)    (1,644,397)        (277,540)     4,596,603          872,065
NET ASSETS:
  Beginning of period               13,363,331      20,720,142      5,877,310        6,154,850      1,940,597        1,068,532
                                   -------------- --------------- -------------- ---------------- -------------- ----------------
  End of period                    $ 9,057,920    $ 13,363,331    $ 4,232,913      $ 5,877,310    $ 6,537,200      $ 1,940,597
                                   ============== =============== ============== ================ ============== ================

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                      MSF MET/
                                                                                                                   DIMENSIONAL
     MSF T. ROWE PRICE SMALL CAP     MSF T. ROWE PRICE LARGE CAP                                      MSF MFS    INTERNATIONAL
                          GROWTH                          GROWTH    MSF OPPENHEIMER GLOBAL EQUITY       VALUE    SMALL COMPANY
                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------- ------------------------------- -------------------------------- ----------------------------
       2008           2007            2008            2007            2008             2007        2008 (B)      2008 (C)
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
 $ (131,646)    $ (174,843)     $ (616,856)     $ (966,497)      $ 129,711        $ (35,192)      $ (4,768)        $ (20)
  1,668,071        613,009       2,671,089       6,886,356         201,852          678,988         (2,047)           --
 (5,486,077)       540,791     (31,591,773)        497,289      (8,211,330)         247,590       (275,836)        1,427
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
 (3,949,652)       978,957     (29,537,540)      6,417,148      (7,879,767)         891,386       (282,651)        1,407
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
     83,282        128,842         590,582       1,180,528         308,140          593,732        530,667        34,889
   (347,798)      (482,627)     (1,877,989)    (42,288,504)        494,518        2,688,988      1,861,328           610
    (23,340)       (22,563)       (194,280)       (219,216)        (33,937)         (34,234)          (419)           --
   (844,938)    (1,438,408)     (4,764,742)     (6,567,377)     (1,276,247)      (1,775,559)       (10,602)         (509)
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
 (1,132,794)    (1,814,756)     (6,246,429)    (47,894,569)       (507,526)       1,472,927      2,380,974        34,990
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
 (5,082,446)      (835,799)    (35,783,969)    (41,477,421)     (8,387,293)       2,364,313      2,098,323        36,397
 11,605,383     12,441,182      73,226,346     114,703,767      19,496,970       17,132,657             --            --
-------------   ------------- --------------- --------------- --------------- ---------------- --------------   -----------
$ 6,522,937   $ 11,605,383    $ 37,442,377    $ 73,226,346    $ 11,109,677     $ 19,496,970    $ 2,098,323       $ 36,397
=============   ============= =============== =============== =============== ================ ==============   ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   PUTNAM VT GROWTH AND INCOME               PUTNAM VT VISTA         PUTNAM VT EQUITY INCOME
                                                   SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ ----------------------------- -------------------------------
                                          2008            2007           2008           2007            2008            2007
                                   -------------- --------------- -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 135,089        $ 37,708      $ (39,316)     $ (62,496)      $ 356,834       $ 121,566
  Net realized gains (losses)          889,894       3,284,631        (96,973)       (91,634)        776,501       3,453,450
  Change in unrealized gains
     (losses) on investments        (6,641,584)     (4,429,636)    (1,415,151)       303,960     (14,412,375)     (2,799,230)
                                   -------------- --------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (5,616,601)     (1,107,297)    (1,551,440)       149,830     (13,279,040)        775,786
                                   -------------- --------------- -------------- -------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              154,486         173,693         37,962         45,530         329,561       2,042,424
  Net transfers (including fixed
     account)                       (1,033,975)       (332,401)       (21,599)      (640,816)     (1,601,167)      5,143,454
  Contract charges                     (12,089)        (13,766)        (1,759)        (2,196)        (85,355)        (82,070)
  Transfers for contract benefits
     and terminations               (1,371,375)     (3,855,070)      (413,006)      (952,330)     (3,716,681)     (3,298,665)
                                   -------------- --------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transaction    (2,262,953)     (4,027,544)      (398,402)    (1,549,812)     (5,073,642)      3,805,143
                                   -------------- --------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets                (7,879,554)     (5,134,841)    (1,949,842)    (1,399,982)    (18,352,682)      4,580,929
NET ASSETS:
  Beginning of period               15,743,571      20,878,412      3,664,269      5,064,251      44,391,661      39,810,732
                                   -------------- --------------- -------------- -------------- --------------- ---------------
  End of period                    $ 7,864,017    $ 15,743,571    $ 1,714,427    $ 3,664,269    $ 26,038,979    $ 44,391,661
                                   ============== =============== ============== ============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      FTVIPT TEMPLETON GROWTH        FTVIPT TEMPLETON FOREIGN
                   SECURITIES                      SECURITIES    FIDELITY VIP GROWTH OPPORTUNTIES    FIDELITY VIP EQUITY-INCOME
                  SUB-ACCOUNT                     SUB-ACCOUNT                         SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------------- ------------------------------- ----------------------------------- -----------------------------
        2008             2007            2008            2007         2008                   2007           2008           2007
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
   $ 130,171         $ 37,661       $ 399,006       $ 267,150     $ (1,533)              $ (3,102)      $ 37,727        $ 9,362
     471,445        1,071,572       4,150,828      11,333,908         (972)                 1,990       (716,937)     1,052,696
  (9,081,182)      (1,077,442)    (24,255,313)     (4,646,750)    (121,192)                44,671     (2,670,905)    (1,072,377)
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
  (8,479,566)          31,791     (19,705,479)      6,954,308     (123,697)                43,559     (3,350,115)       (10,319)
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
     329,132        2,446,243         338,447       1,159,342       17,178                  1,250         78,119         68,011
   1,122,885        6,683,188      (3,325,795)    (18,625,145)      25,413                 (6,290)    (1,121,943)       518,279
     (34,758)         (26,308)       (121,029)       (131,977)        (148)                  (189)       (20,905)       (24,212)
  (1,152,048)      (1,105,032)     (3,456,818)     (4,984,549)      (8,566)               (65,156)      (654,528)      (860,963)
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
     265,211        7,998,091      (6,565,195)    (22,582,329)      33,877                (70,385)    (1,719,257)      (298,885)
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
  (8,214,355)       8,029,882     (26,270,674)    (15,628,021)     (89,820)               (26,826)    (5,069,372)      (309,204)
  18,987,897       10,958,015      52,175,234      67,803,255      197,857                224,683      8,847,588      9,156,792
--------------- ---------------- --------------- --------------- ------------     ------------------ -------------- --------------
$ 10,773,542     $ 18,987,897    $ 25,904,560    $ 52,175,234    $ 108,037              $ 197,857    $ 3,778,216    $ 8,847,588
=============== ================ =============== =============== ============     ================== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         PIMCO VIT HIGH YIELD        PIMCO VIT LOW DURATION
                                                  SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- -----------------------------
                                          2008           2007           2008           2007
                                   -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 459,445      $ 509,321      $ 252,149      $ 292,400
  Net realized gains (losses)         (267,616)       107,324        117,735        (23,753)
  Change in unrealized gains
     (losses) on investments        (2,115,063)      (393,524)      (573,936)       232,553
                                   -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,923,234)       223,121       (204,052)       501,200
                                   -------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               45,484        236,367        105,035         85,852
  Net transfers (including fixed
     account)                         (588,046)    (5,917,985)     1,239,819       (109,712)
  Contract charges                     (29,574)       (29,500)       (37,730)       (28,171)
  Transfers for contract benefits
     and terminations                 (577,569)      (499,934)      (696,452)    (1,159,110)
                                   -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transaction    (1,149,705)    (6,211,052)       610,672     (1,211,141)
                                   -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                (3,072,939)    (5,987,931)       406,620       (709,941)
NET ASSETS:
  Beginning of period                8,446,130     14,434,061      8,992,891      9,702,832
                                   -------------- -------------- -------------- --------------
  End of period                    $ 5,373,192    $ 8,446,130    $ 9,399,511    $ 8,992,891
                                   ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                        AMERICAN
                                                                                                           FUNDS        AMERICAN
   PIMCO VIT STOCKSPLUS GROWTH                                                                      GLOBAL SMALL           FUNDS
                    AND INCOME          PIMCO VIT TOTAL RETURN    AMERICAN FUNDS GLOBAL GROWTH    CAPITALIZATION          GROWTH
                   SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
------------------------------ ------------------------------- ------------------------------- ----------------- ---------------
     2008              2007            2008            2007            2008            2007           2008 (B)        2008 (B)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
 $ 65,114          $ 96,156       $ 496,790       $ 646,032       $ 354,513       $ 149,045          $ (7,173)      $ 106,361
  (21,068)           51,946         409,519          90,176         892,317         220,803            51,487         166,927
 (667,123)          (69,013)       (399,549)        558,878      (9,875,582)        111,988          (925,619)     (3,403,192)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
 (623,077)           79,089         506,760       1,295,086      (8,628,752)        481,836          (881,305)     (3,129,904)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
    3,912            55,775           5,666           5,445       3,599,210       1,764,876           802,399       4,160,363
  158,854             2,522      (2,359,150)     (3,013,968)     17,940,820       8,265,449         3,239,814      13,240,482
   (3,880)           (4,149)        (36,973)        (33,199)        (23,611)         (5,398)             (224)         (1,596)
 (110,206)          (75,136)     (2,580,385)     (2,974,796)       (943,913)       (314,508)          (16,599)        (85,581)
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
   48,680           (20,988)     (4,970,842)     (6,016,518)     20,572,506       9,710,419         4,025,390      17,313,668
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
 (574,397)           58,101      (4,464,082)     (4,721,432)     11,943,754      10,192,255         3,144,085      14,183,764
1,512,979         1,454,878      18,565,738      23,287,170      10,517,598         325,343                --              --
------------ ----------------- --------------- --------------- --------------- --------------- ----------------- ---------------
$ 938,582       $ 1,512,979    $ 14,101,656    $ 18,565,738    $ 22,461,352    $ 10,517,598       $ 3,144,085    $ 14,183,764
============ ================= =============== =============== =============== =============== ================= ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on February 24, 1987 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
PIMCO Variable Insurance Trust ("PIMCO VIT")
American Funds Insurance Series ("American Funds")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2008:

MIST Lord Abbett Growth and Income Sub-Account*
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Legg Mason Partners Aggressive Growth
Sub-Account*
MIST PIMCO Total Return Sub-Account*
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account*
MIST MFS Research International Sub-Account*
MIST Met/AIM Small Cap Growth Sub-Account*
MIST Lazard Mid Cap Sub-Account*

MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account*
MIST Clarion Global Real Estate Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST Legg Mason Value Equity Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account*
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST MFS Emerging Markets Equity Sub-Account*
MIST Loomis Sayles Global Markets Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Growth Sub-Account (a)
MIST American Funds Balanced Allocation
Sub-Account (a)
MIST American Funds Bond Sub-Account (a)
MIST American Funds Growth Allocation
Sub-Account (a)
MIST American Funds International Sub-Account (a)
MIST American Funds Moderate Allocation
Sub-Account (a)
MIST BlackRock High Yield Sub-Account (a)
MIST Dreman Small Cap Value Sub-Account (a)
MIST Met/Templeton Growth Sub-Account (a)
MIST Met/Franklin Mutual Shares Sub-Account (a)
MIST Met/Franklin Templeton Founding Strategy
Sub-Account (a)
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
DWS Government & Agency Securities Sub-Account
MSF Davis Venture Value Sub-Account*
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account*
MSF Capital Guardian U.S. Equity Sub-Account*

MSF Julius Baer International Stock Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF MetLife Stock Index Sub-Account*
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Strategic Value Sub-Account
MSF Franklin Templeton Small Cap Growth
Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account*
MSF Western Asset Management U.S. Government
Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF Oppenheimer Global Equity Sub-Account
MSF MFS Value Sub-Account (a)
MSF Met/Dimensional International Small Company
Sub-Account (a)
Putnam VT Growth and Income Sub-Account*
Putnam VT Vista Sub-Account*
Putnam VT Equity Income Sub-Account
FTVIPT Templeton Growth Securities Sub-Account*
FTVIPT Templeton Foreign Securities Sub-Account
Fidelity VIP Growth Opportunties Sub-Account
Fidelity VIP Equity-Income Sub-Account*
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income
Sub-Account
PIMCO VIT Total Return Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account (a)
American Funds Growth Sub-Account (a)

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Sub-Account began operations during the year ended December 31, 2008.

The following Sub-Accounts ceased operations during the year ended December 31, 2008:

FTVIPT Templeton Developing Markets Securities Sub-Account
MIST Strategic Conservative Growth Sub-Account
MIST Strategic Growth and Income Sub-Account
MIST Strategic Growth Sub-Account

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2008:

NAME CHANGES:

OLD NAME

Neuberger Berman Real Estate Portfolio
FI International Stock Portfolio
Cyclical Growth and Income ETF Portfolio
Cyclical Growth ETF Portfolio

NEW NAME

Clarion Global Estate Portfolio
Julius Baer International Stock Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio

SUBSTITUTION:

OLD NAME

Templeton Developing Markets Securities Fund

NEW NAME

MFS Emerging Markets Equity Portfolio

MERGERS:

OLD NAME

Strategic Conservative Growth Portfolio
Strategic Growth and Income Portfolio
Strategic Growth Portfolio

NEW NAME

MetLife Growth Strategy Portfolio
MetLife Balanced Strategy Portfolio
MetLife Aggressive Strategy Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets and liabilities based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset value as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Sub-Accounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Sub-Accounts.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated.The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality and Expense Risk   0.50% - 1.60%
                             ---------------
Administrative               0.15% - 0.25%
                             ---------------
Optional Death Benefit Rider 0.15% - 0.35%
                             ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from .35% to 1.50% of the account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios, series, or funds in the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and Metlife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                        ------------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                        ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account           35,204,348   849,466,231   106,426,691    144,187,236
MIST Lord Abbett Bond Debenture Sub-Account              20,944,447   252,279,078    17,252,315     47,569,757
MIST Van Kampen Mid Cap Growth Sub-Account                5,393,396    48,493,165     7,375,317      7,175,888
MIST Lord Abbett Mid Cap Value Sub-Account               15,272,238   292,395,645    40,673,598     39,137,832
MIST Oppenheimer Capital Appreciation Sub-Account        16,398,859   128,733,347    35,904,946     19,097,687
MIST PIMCO Inflation Protected Bond Sub-Account           5,370,463    57,402,360    20,128,861     19,474,241
MIST Legg Mason Partners Aggressive Growth Sub-Account   10,302,481    73,195,760     1,396,122     10,978,658
MIST PIMCO Total Return Sub-Account                      24,769,818   284,372,780    56,764,659     39,631,268
MIST RCM Technology Sub-Account                           2,809,348    12,733,262     7,335,876      3,941,202
MIST T. Rowe Price Mid Cap Growth Sub-Account             9,165,948    71,543,680    18,015,823     19,619,950
MIST MFS Research International Sub-Account              14,024,614   168,733,005    30,207,987     35,537,131
MIST Met/AIM Small Cap Growth Sub-Account                 4,591,128    57,109,290    10,184,434     12,952,235
MIST Lazard Mid Cap Sub-Account                           4,575,346    59,322,952     7,429,098      9,124,217
MIST Harris Oakmark International Sub-Account             5,205,694    77,885,379    16,511,048     18,036,769
MIST Third Avenue Small Cap Value Sub-Account             4,408,206    63,761,365     8,582,451     15,782,726
MIST Clarion Global Real Estate Sub-Account               3,589,266    48,770,719     7,173,291      6,366,338
MIST Turner Mid Cap Growth Sub-Account                    1,084,655    12,672,523     6,450,733      4,756,860
MIST Goldman Sachs Mid Cap Value Sub-Account              1,916,327    25,421,248     3,916,310      9,651,283
MIST MetLife Defensive Strategy Sub-Account              19,867,799   209,936,436   105,593,982     31,996,852
MIST MetLife Moderate Strategy Sub-Account               48,717,569   522,912,730   116,816,168     35,988,633
MIST MetLife Balanced Strategy Sub-Account              159,961,270 1,611,215,188   530,876,998     40,674,009
MIST MetLfie Growth Strategy Sub-Account                153,985,297 1,621,008,814   455,952,294     71,297,734
MIST MetLife Aggressive Strategy Sub-Account             22,603,277   193,459,678   103,784,841     22,654,697
MIST Van Kampen Comstock Sub-Account                      7,850,815    83,288,272    11,658,932      6,569,411
MIST SSgA Growth ETF Sub-Account                          2,474,079    26,791,611     2,702,844      7,743,070
MIST SSgA Growth and Income ETF Sub-Account               5,674,709    62,818,302    14,251,128      5,277,690
MIST Legg Mason Value Equity Sub-Account                  3,141,496    31,014,656     4,583,241      1,773,440
MIST Met/AIM Capital Appreciation Sub-Account             1,136,434    13,043,846       499,030      3,354,171
MIST Pioneer Fund Sub-Account                               141,568     1,812,147     1,244,409        103,705
MIST Pioneer Strategic Income Sub-Account                   301,373     2,888,344     2,534,641      1,105,144
MIST MFS Emerging Markets Equity Sub-Account              4,173,476    50,006,174    50,894,150      5,762,459
MIST Loomis Sayles Global Markets Sub-Account               831,370     9,554,620     9,990,355     12,377,821
MIST Rainier Large Cap Equity Sub-Account                   769,139     6,258,714     9,539,292      3,830,482
MIST American Funds Growth Sub-Account (a)                1,501,121    11,458,264    12,182,289        479,602
MIST American Funds Balanced Allocation Sub-Account (a)  12,148,079   101,978,331   102,932,282        861,648
MIST American Funds Bond Sub-Account (a)                    593,906     5,576,080     6,304,179        680,662
MIST American Funds Growth Allocation Sub-Account (a)    14,737,856   122,000,358   122,769,501        610,962
MIST American Funds International Sub-Account (a)           971,463     7,293,493    10,080,602      2,453,992
MIST American Funds Moderate Allocation Sub-Account (a)   6,738,927    58,068,564    58,292,105        191,153
MIST BlackRock High Yield Sub-Account (a)                   123,722       865,997     1,609,175        650,103
MIST Dreman Small Cap Value Sub-Account (a)                  81,624       909,995       926,380         13,625
MIST Met/Templeton Growth Sub-Account (a)                   354,914     2,777,213     2,866,795         81,301
MIST Met/Franklin Mutual Shares Sub-Account (a)           1,892,451    14,701,844    14,728,936         25,315
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account (a)                                         7,188,533    59,599,081    59,701,337         79,967
Russell Multi-Style Equity Sub-Account                    1,062,853    15,042,109       649,170      2,412,366
Russell Aggressive Equity Sub-Account                       281,234     3,733,078        99,995        487,564
Russell Non-U.S. Sub-Account                                629,606     7,306,585       312,033      1,145,203
Russell Core Bond Sub-Account                             1,232,674    12,579,646     1,111,605      2,792,995
Russell Real Estate Securities Sub-Account                  124,049     1,988,395       127,928        331,118

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                               SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                           ---------- ------------ ------------- --------------
AIM V.I. International Growth Sub-Account                     311,776    7,565,197       725,599      3,597,167
DWS Government & Agency Securities Sub-Account                 68,897      832,260       110,164        304,636
MSF Davis Venture Value Sub-Account                         7,342,050  201,768,243    10,922,652     28,060,911
MSF Harris Oakmark Focused Value Sub-Account                  295,738   65,064,540     9,685,986     12,348,756
MSF Jennison Growth Sub-Account                             5,033,351   54,738,134     9,819,423     10,724,620
MSF MFS Total Return Sub-Account                              593,538   83,466,454    11,810,379      7,999,895
MSF Capital Guardian U.S. Equity Sub-Account               12,002,895  135,037,531    18,686,398     20,578,903
MSF Julius Baer International Stock Sub-Account               606,761    7,268,993     1,673,424      1,160,499
MSF BlackRock Money Market Sub-Account                      2,200,186  220,018,483   183,169,392     73,039,909
MSF MetLife Stock Index Sub-Account                         1,042,329   34,512,829     9,030,964      9,543,500
MSF BlackRock Bond Income Sub-Account                         326,681   34,446,460     9,949,448      3,646,941
MSF BlackRock Strategic Value Sub-Account                     184,339    2,751,241       674,062        421,172
MSF Franklin Templeton Small Cap Growth Sub-Account         1,629,298   15,835,786     3,699,061        952,875
MSF Western Asset Management Strategic Bond Opportunities
  Sub-Account                                                 411,429    5,060,710     1,103,469      1,598,216
MSF Western Asset Management U.S. Government
  Sub-Account                                                 550,807    6,564,647     8,071,308      3,355,076
MSF T. Rowe Price Small Cap Growth Sub-Account                732,511    9,792,915     3,131,825      2,530,011
MSF T. Rowe Price Large Cap Growth Sub-Account              4,152,443   57,321,732     6,565,646     10,139,326
MSF Oppenheimer Global Equity Sub-Account                   1,126,868   17,435,765     2,492,013      2,276,919
MSF MFS Value Sub-Account (a)                                 227,404    2,374,779     2,412,397         35,570
MSF Met/Dimensional International Small Company
  Sub-Account (b)                                               3,585       34,993        34,993             --
Putnam VT Growth and Income Sub-Account                       682,803   15,841,415     3,079,236      2,988,432
Putnam VT Vista Sub-Account                                   202,313    3,038,275       146,892        584,516
Putnam VT Equity Income Sub-Account                         2,692,856   36,895,750     3,222,306      6,213,806
FTVIPT Templeton Growth Securities Sub-Account              1,312,437   19,296,371     3,500,771      1,966,069
FTVIPT Templeton Foreign Securities Sub-Account             2,396,724   35,726,083     5,794,180      8,156,180
Fidelity VIP Growth Opportunties Sub-Account                   10,818      197,342        45,801         13,479
Fidelity VIP Equity-Income Sub-Account                        290,178    6,817,568       953,639      2,628,374
PIMCO VIT High Yield Sub-Account                              949,416    7,613,342     1,200,113      1,872,134
PIMCO VIT Low Duration Sub-Account                            971,060    9,902,789     3,946,386      2,925,940
PIMCO VIT StocksPLUS Growth and Income Sub-Account            159,198    1,457,986       372,417        258,361
PIMCO VIT Total Return Sub-Account                          1,367,784   13,963,079     1,459,189      5,661,889
American Funds Global Growth Sub-Account                    1,618,340   32,222,814    23,167,525        939,905
American Funds Global Small Capitalization Sub-Account (a)    285,097    4,070,236     4,070,642            261
American Funds Growth Sub-Account (a)                         426,344   17,587,659    17,603,682         13,404

(a) For the period April 28, 2008 to December 31, 2008.
(b) For the period November 10, 2008 to December 31, 2008.

This page is intentionally left blank.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                 MIST LORD ABBETT            MIST LORD ABBETT            MIST VAN KAMPEN
                                GROWTH AND INCOME              BOND DEBENTURE             MID CAP GROWTH
                                      SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                         --------------------------- --------------------------- --------------------------
                               2008          2007          2008          2007         2008          2007
                         ------------- ------------- ------------- ------------- ------------ -------------
Units beginning of year  18,549,732    22,197,014    15,243,991    16,590,983    4,713,956     5,207,161
Units issued and
  transferred from other
  funding options           693,651       758,098       890,890     2,414,744      569,466       566,343
Units redeemed and
  transferred to other
  funding options        (3,459,124)   (4,405,380)   (3,253,347)   (3,761,736)    (975,493)   (1,059,547)
                         ------------- ------------- ------------- ------------- ------------ -------------
Units end of year        15,784,259    18,549,732    12,881,534    15,243,991    4,307,929     4,713,956
                         ============= ============= ============= ============= ============ =============

                         MIST LEGG MASON PARTNERS                  MIST PIMCO                    MIST RCM
                                AGGRESSIVE GROWTH                TOTAL RETURN                  TECHNOLOGY
                                      SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                         --------------------------- --------------------------- ---------------------------
                               2008          2007          2008          2007          2008          2007
                         ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year  10,825,029    13,441,619    21,297,880    26,133,024     2,132,403     2,231,169
Units issued and
  transferred from other
  funding options           531,044       821,885     6,736,163     2,663,362       783,889       913,172
Units redeemed and
  transferred to other
  funding options        (1,822,020)   (3,438,475)   (6,487,362)   (7,498,506)   (1,000,979)   (1,011,938)
                         ------------- ------------- ------------- ------------- ------------- -------------
Units end of year         9,534,053    10,825,029    21,546,681    21,297,880     1,915,313     2,132,403
                         ============= ============= ============= ============= ============= =============

                                    MIST LAZARD                 MIST HARRIS           MIST THIRD AVENUE
                                        MID CAP       OAKMARK INTERNATIONAL             SMALL CAP VALUE
                                    SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                         ------------------------- --------------------------- ---------------------------
                              2008         2007          2008          2007          2008          2007
                         ------------ ------------ ------------- ------------- ------------- -------------
Units beginning of year  3,770,936    2,006,766     4,762,025     5,683,024     4,502,597     5,547,538
Units issued and
  transferred from other
  funding options          476,970    2,592,898       659,045     1,038,029       607,813       479,229
Units redeemed and
  transferred to other
  funding options         (877,766)    (828,728)   (1,462,163)   (1,959,028)   (1,304,945)   (1,524,170)
                         ------------ ------------ ------------- ------------- ------------- -------------
Units end of year        3,370,140    3,770,936     3,958,907     4,762,025     3,805,465     4,502,597
                         ============ ============ ============= ============= ============= =============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.

        MIST LORD ABBETT            MIST OPPENHEIMER                  MIST PIMCO
           MID CAP VALUE        CAPITAL APPRECIATION    INFLATION PROTECTED BOND
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2008          2007          2008          2007          2008          2007
------------- ------------- ------------- ------------- ------------- -------------
10,670,585    10,813,416    13,026,225    15,156,483     4,886,261     5,893,926
   768,861     2,728,519     1,240,753     1,865,281     2,140,031       539,286
(2,196,741)   (2,871,350)   (2,892,876)   (3,995,539)   (2,216,965)   (1,546,952)
------------- ------------- ------------- ------------- ------------- -------------
 9,242,705    10,670,585    11,374,102    13,026,225     4,809,327     4,886,261
============= ============= ============= ============= ============= =============

      MIST T. ROWE PRICE                    MIST MFS                MIST MET/AIM
          MID CAP GROWTH      RESEARCH INTERNATIONAL            SMALL CAP GROWTH
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2008          2007          2008          2007          2008          2007
------------- ------------- ------------- ------------- ------------- -------------
 9,539,996    12,903,767    10,899,017    13,357,797     4,651,987     5,984,113
 1,861,683     2,124,155     1,285,188     1,089,410       657,760       447,020
(3,088,363)   (5,487,926)   (2,848,208)   (3,548,191)   (1,210,411)   (1,779,146)
------------- ------------- ------------- ------------- ------------- -------------
 8,313,316     9,539,996     9,335,997    10,899,017     4,099,336     4,651,987
============= ============= ============= ============= ============= =============

    MIST CLARION GLOBAL             MIST TURNER        MIST GOLDMAN SACHS
            REAL ESTATE          MID CAP GROWTH             MID CAP VALUE
            SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-------------------------- ----------------------- -------------------------
     2008          2007        2008        2007         2008         2007
------------ ------------- ----------- ----------- ------------ ------------
2,938,688     3,924,423     986,986     989,402    2,167,077    2,536,265
  423,871       554,362     514,926     241,837      192,676      603,616
 (630,052)   (1,540,097)   (504,340)   (244,254)    (765,044)    (972,804)
------------ ------------- ----------- ----------- ------------ ------------
2,732,507     2,938,688     997,572     986,986    1,594,709    2,167,077
============ ============= =========== =========== ============ ============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                     MIST METLIFE                 MIST METLIFE                   MIST METLIFE
                               DEFENSIVE STRATEGY            MODERATE STRATEGY              BALANCED STRATEGY
                                      SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                         --------------------------- ---------------------------- ---------------------------
                               2008          2007           2008          2007           2008            2007
                         ------------- ------------- -------------- ------------- ------------ --------------
Units beginning of year  12,464,828     8,262,424     39,851,796    27,420,828     99,569,767     74,894,089
Units issued and
  transferred from other
  funding options        14,081,932     8,777,923     16,359,927    17,398,719     58,841,270     37,005,670
Units redeemed and
  transferred to other
  funding options        (7,538,229)   (4,575,519)   (10,250,284)   (4,967,751)   (19,594,042)   (12,329,992)
                         ------------- ------------- -------------- ------------- ------------ --------------
Units end of year        19,008,531    12,464,828     45,961,439    39,851,796    138,816,995     99,569,767
                         ============= ============= ============== ============= ============ ==============

                                      MIST SSGA                 MIST SSGA            MIST LEGG MASON
                                     GROWTH ETF     GROWTH AND INCOME ETF               VALUE EQUITY
                                    SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                         ------------------------- ------------------------- --------------------------
                              2008         2007         2008         2007         2008          2007
                         ------------ ------------ ------------ ------------ ------------ -------------
Units beginning of year  2,966,761    2,443,105    4,939,205    2,292,596    2,772,017     3,604,696
Units issued and
  transferred from other
  funding options          278,061      969,920    1,422,389    3,296,626      797,749       216,238
Units redeemed and
  transferred to other
  funding options         (788,763)    (446,264)    (757,159)    (650,017)    (464,042)   (1,048,917)
                         ------------ ------------ ------------ ------------ ------------ -------------
Units end of year        2,456,059    2,966,761    5,604,435    4,939,205    3,105,724     2,772,017
                         ============ ============ ============ ============ ============ =============

                               MIST MFS EMERGING                MIST LOOMIS            MIST RAINIER
                                  MARKETS EQUITY      SAYLES GLOBAL MARKETS        LARGE CAP EQUITY
                                     SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                         -------------------------- -------------------------- -----------------------
                              2008          2007          2008         2007         2008    2007 (A)
                         ------------ ------------- ------------- ------------ ------------ ----------
Units beginning of year    482,984     1,163,479     1,085,823       35,233      115,191         --
Units issued and
  transferred from other
  funding options        4,011,685       826,922       914,183    1,103,169    1,174,676    115,322
Units redeemed and
  transferred to other
  funding options         (823,309)   (1,507,417)   (1,223,642)     (52,579)    (514,393)      (131)
                         ------------ ------------- ------------- ------------ ------------ ----------
Units end of year        3,671,360       482,984       776,364    1,085,823      775,474    115,191
                         ============ ============= ============= ============ ============ ==========

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.

             MIST METLIFE              MIST METLIFE             MIST VAN KAMPEN
          GROWTH STRATEGY       AGGRESSIVE STRATEGY                    COMSTOCK
              SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- --------------------------- ---------------------------
       2008          2007       2008          2007          2008          2007
----------- -------------- ------------- ------------- ------------- -------------
105,495,650    77,651,335   9,584,925    11,904,491     7,096,082     6,796,669
 50,518,175    40,086,102  11,981,073     2,445,664     1,700,038     2,139,027
(19,777,101)  (12,241,787) (2,930,340)   (4,765,230)   (1,507,547)   (1,839,614)
-------------------------- ------------- ------------- ------------- -------------
136,236,724   105,495,650  18,635,658     9,584,925     7,288,573     7,096,082
=========== ============== ============= ============= ============= =============

            MIST MET/AIM        MIST PIONEER          MIST PIONEER
    CAPITAL APPRECIATION                FUND      STRATEGIC INCOME
             SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------- ------------------- ---------------------
      2008          2007      2008      2007       2008       2007
------------- ------------- --------- --------- ---------- ----------
 6,414,526     1,713,687    32,107    18,039     72,551     18,435
   216,118     8,040,816    74,607    20,488    129,743     68,000
(1,627,740)   (3,339,977)   (8,155)   (6,420)   (66,579)   (13,884)
------------- ------------- --------- --------- ---------- ----------
 5,002,904     6,414,526    98,559    32,107    135,715     72,551
============= ============= ========= ========= ========== ==========

                      MIST                          MIST                            MIST
       MIST       AMERICAN           MIST       AMERICAN             MIST       AMERICAN
   AMERICAN          FUNDS       AMERICAN          FUNDS         AMERICAN          FUNDS
      FUNDS       BALANCED          FUNDS         GROWTH            FUNDS       MODERATE
     GROWTH     ALLOCATION           BOND     ALLOCATION    INTERNATIONAL     ALLOCATION
SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
-------------- -------------- -------------- -------------- ---------------- --------------
    2008 (B)       2008 (B)       2008 (B)       2008 (B)         2008 (B)       2008 (B)
-------------- -------------- -------------- -------------- ---------------- --------------
         --             --             --             --               --             --
  1,666,244     12,638,685        705,356     15,027,569        1,279,011      6,909,066
   (210,236)      (805,668)      (135,480)      (779,085)        (361,846)      (340,983)
-------------- -------------- -------------- -------------- ---------------- --------------
  1,456,008     11,833,017        569,876     14,248,484          917,165      6,568,083
============== ============== ============== ============== ================ ==============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                 MIST
                                               MIST                                      MET/FRANKLIN
                                MIST         DREMAN             MIST             MIST       TEMPLETON
                           BLACKROCK      SMALL CAP    MET/TEMPLETON     MET/FRANKLIN        FOUNDING
                          HIGH YIELD          VALUE           GROWTH    MUTUAL SHARES        STRATEGY
                         SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                         -------------- -------------- ---------------- ---------------- ---------------
                             2008 (B)       2008 (B)         2008 (B)         2008 (B)        2008 (B)
                         -------------- -------------- ---------------- ---------------- ---------------
Units beginning of year           --             --               --               --              --
Units issued and
  transferred from other
  funding options            123,836         82,385          386,732        1,954,373       7,455,542
Units redeemed and
  transferred to other
  funding options            (64,935)        (2,789)         (31,446)        (104,379)       (340,851)
                         -------------- -------------- ---------------- ---------------- ---------------
Units end of year             58,901         79,596          355,286        1,849,994       7,114,691
                         ============== ============== ================ ================ ===============

                                          RUSSELL                   RUSSELL                AIM V.I.
                                        CORE BOND    REAL ESTATE SECURITIES    INTERNATIONAL GROWTH
                                      SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                         ------------------------ ------------------------- -----------------------
                             2008         2007       2008           2007        2008        2007
                         ----------- ------------ ---------- -------------- ----------- -----------
Units beginning of year   962,148    1,079,274     73,964         93,434     647,307     855,393
Units issued and
  transferred from other
  funding options          29,603       59,738      5,254          3,870      47,179     146,205
Units redeemed and
  transferred to other
  funding options        (185,195)    (176,864)   (13,403)       (23,340)   (215,458)   (354,291)
                         ----------- ------------ ---------- -------------- ----------- -----------
Units end of year         806,556      962,148     65,815         73,964     479,028     647,307
                         =========== ============ ========== ============== =========== ===========

                                        MSF JENNISON                   MSF MFS        MSF CAPITAL GUARDIAN
                                              GROWTH              TOTAL RETURN                 U.S. EQUITY
                                         SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                         --------------------------- ------------------------- ---------------------------
                               2008          2007         2008         2007          2008          2007
                         ------------- ------------- ------------ ------------ ------------- -------------
Units beginning of year   5,787,011     7,501,567    3,404,791    3,537,012    12,051,365    13,997,926
Units issued and
  transferred from other
  funding options           779,609       606,542      324,689      434,036       417,491     1,445,517
Units redeemed and
  transferred to other
  funding options        (1,466,990)   (2,321,098)    (618,037)    (566,257)   (2,186,554)   (3,392,078)
                         ------------- ------------- ------------ ------------ ------------- -------------
Units end of year         5,099,630     5,787,011    3,111,443    3,404,791    10,282,302    12,051,365
                         ============= ============= ============ ============ ============= =============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.

                  RUSSELL               RUSSELL                RUSSELL
       MULTI-STYLE EQUITY     AGGRESSIVE EQUITY               NON-U.S.
              SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------- --------------------- ----------------------
     2008         2007       2008       2007       2008        2007
------------ ------------ ---------- ---------- ---------- -----------
1,311,535    1,829,723    267,701    349,188    494,438     656,427
   54,185       24,410     13,296      8,669     32,548       8,676
 (214,337)    (542,598)   (43,252)   (90,156)   (83,895)   (170,665)
------------ ------------ ---------- ---------- ---------- -----------
1,151,383    1,311,535    237,745    267,701    443,091     494,438
============ ============ ========== ========== ========== ===========

   DWS GOVERNMENT & AGENCY                   MSF DAVIS          MSF HARRIS OAKMARK
                SECURITIES               VENTURE VALUE               FOCUSED VALUE
               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-------------------------- --------------------------- ---------------------------
      2008         2007          2008          2007          2008          2007
------------- ------------ ------------- ------------- ------------- -------------
    72,036       94,778    17,773,074    21,712,702     4,151,214     4,979,605
     9,021        3,139     2,063,389     2,366,154       583,888       549,758
   (24,322)     (25,881)   (3,739,119)   (6,305,782)   (1,185,532)   (1,378,149)
------------- ------------ ------------- ------------- ------------- -------------
    56,735       72,036    16,097,344    17,773,074     3,549,570     4,151,214
============= ============ ============= ============= ============= =============

       MSF JULIUS BAER               MSF BLACKROCK                MSF METLIFE
   INTERNATIONAL STOCK                MONEY MARKET                STOCK INDEX
           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
---------------------- --------------------------- --------------------------
   2008        2007          2008           2007      2008          2007
---------- ----------- ------------ -------------- ------------ -------------
432,898     632,428     10,356,826      8,885,438   2,846,982     3,050,585
 60,712      62,065     24,934,207     22,874,297     822,255     1,365,097
(81,441)   (261,595)   (14,767,376)   (21,402,909)   (988,919)   (1,568,700)
---------- ----------- ------------ -------------- ------------ -------------
412,169     432,898     20,523,657     10,356,826   2,680,318     2,846,982
========== =========== ============ ============== ============ =============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   MSF BLACKROCK         MSF BLACKROCK     MSF FRANKLIN TEMPLETON
                                     BOND INCOME       STRATEGIC VALUE           SMALL CAP GROWTH
                                     SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                         ----------------------- --------------------- --------------------------
                             2008        2007       2008       2007         2008          2007
                         ----------- ----------- ---------- ---------- ------------ -------------
Units beginning of year   580,953     772,347    118,620    141,367    1,193,998     1,914,092
Units issued and
  transferred from other
  funding options         247,296     202,309     35,318     19,449      464,888       345,178
Units redeemed and
  transferred to other
  funding options        (155,063)   (393,703)   (27,567)   (42,196)    (272,680)   (1,065,272)
                         ----------- ----------- ---------- ---------- ------------ -------------
Units end of year         673,186     580,953    126,371    118,620    1,386,206     1,193,998
                         =========== =========== ========== ========== ============ =============

                                                                                                   MSF MET/
                                                                                                DIMENSIONAL
                                                                                              INTERNATIONAL
                                  MSF T. ROWE PRICE         MSF OPPENHEIMER        MSF MFS            SMALL
                                   LARGE CAP GROWTH           GLOBAL EQUITY          VALUE          COMPANY
                                        SUB-ACCOUNT             SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                         -------------------------- ----------------------- -------------- ----------------
                              2008          2007        2008        2007        2008 (B)         2008 (C)
                         ------------ ------------- ----------- ----------- -------------- ----------------
Units beginning of year  4,816,195     8,132,948     928,692     857,647             --               --
Units issued and
  transferred from other
  funding options          485,689       308,170     171,226     239,186        186,530            3,592
Units redeemed and
  transferred to other
  funding options         (996,970)   (3,624,923)   (201,554)   (168,141)        (8,329)              --
                         ------------ ------------- ----------- ----------- -------------- ----------------
Units end of year        4,304,914     4,816,195     898,364     928,692        178,201            3,592
                         ============ ============= =========== =========== ============== ================

                                FTVIPT TEMPLETON           FTVIPT TEMPLETON            FIDELITY VIP
                               GROWTH SECURITIES         FOREIGN SECURITIES    GROWTH OPPORTUNITIES
                                     SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                         ----------------------- -------------------------- -----------------------
                             2008        2007         2008          2007      2008          2007
                         ----------- ----------- ------------ ------------- --------- -------------
Units beginning of year   963,068     560,530    2,895,980     4,229,198    16,783        23,148
Units issued and
  transferred from other
  funding options         187,112     542,132      157,522       244,352     5,177           497
Units redeemed and
  transferred to other
  funding options        (190,961)   (139,594)    (628,394)   (1,577,570)   (1,299)       (6,862)
                         ----------- ----------- ------------ ------------- --------- -------------
Units end of year         959,219     963,068    2,425,108     2,895,980    20,661        16,783
                         =========== =========== ============ ============= ========= =============

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.

                    MSF WESTERN            MSF WESTERN
               ASSET MANAGEMENT       ASSET MANAGEMENT       MSF T. ROWE PRICE
   STRATEGIC BOND OPPORTUNITIES        U.S. GOVERNMENT        SMALL CAP GROWTH
                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------- ---------------------- -----------------------
   2008                 2007        2008       2007        2008        2007
---------- -------------------- ----------- ---------- ----------- -----------
279,280              298,802     123,153     69,720     724,186     887,179
 43,563               57,703     557,444     91,375     109,025     161,850
(82,740)             (77,225)   (261,549)   (37,942)   (185,510)   (324,843)
---------- -------------------- ----------- ---------- ----------- -----------
240,103              279,280     419,048    123,153     647,701     724,186
========== ==================== =========== ========== =========== ===========

                PUTNAM VT              PUTNAM VT                 PUTNAM VT
        GROWTH AND INCOME                  VISTA             EQUITY INCOME
              SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ---------------------- -------------------------
     2008         2007       2008        2007         2008         2007
------------ ------------ ---------- ----------- ------------ ------------
1,019,458    1,289,872    264,111     374,568    2,648,811    2,427,699
   60,364       57,241     14,880      13,881      168,323      600,522
 (230,360)    (327,655)   (49,428)   (124,338)    (538,525)    (379,410)
------------ ------------ ---------- ----------- ------------ ------------
  849,462    1,019,458    229,563     264,111    2,278,609    2,648,811
============ ============ ========== =========== ============ ============

           FIDELITY VIP                PIMCO VIT               PIMCO VIT
          EQUITY-INCOME               HIGH YIELD            LOW DURATION
            SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
----------------------- ------------------------ -----------------------
    2008        2007        2008         2007        2008        2007
----------- ----------- ----------- ------------ ----------- -----------
 506,284     549,152     589,348    1,027,968     689,390     786,353
  69,500      89,166      65,140       66,199     277,908      82,220
(189,089)   (132,034)   (156,849)    (504,819)   (231,987)   (179,183)
----------- ----------- ----------- ------------ ----------- -----------
 386,695     506,284     497,639      589,348     735,311     689,390
=========== =========== =========== ============ =========== ===========

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                            PIMCO VIT STOCKSPLUS                 PIMCO VIT          AMERICAN FUNDS
                               GROWTH AND INCOME              TOTAL RETURN           GLOBAL GROWTH
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                         ----------------------- ------------------------- -----------------------
                            2008         2007         2008         2007         2008       2007
                         ---------- ------------ ------------ ------------ ------------ ----------
Units beginning of year  135,574      138,195    1,271,571    1,708,329      344,425     12,186
Units issued and
  transferred from other
  funding options         40,568       22,082       54,620      121,089      982,523    362,190
Units redeemed and
  transferred to other
  funding options        (26,595)     (24,703)    (391,089)    (557,847)    (138,231)   (29,951)
                         ---------- ------------ ------------ ------------ ------------ ----------
Units end of year        149,547      135,574      935,102    1,271,571    1,188,717    344,425
                         ========== ============ ============ ============ ============ ==========

(a) For the period November 12, 2007 to December 31, 2007.
(b) For the period April 28, 2008 to December 31, 2008.
(c) For the period November 10, 2008 to December 31, 2008.

      AMERICAN
         FUNDS       AMERICAN
  GLOBAL SMALL          FUNDS
CAPITALIZATION         GROWTH
   SUB-ACCOUNT    SUB-ACCOUNT
----------------- --------------
       2008 (B)       2008 (B)
----------------- --------------
            --             --
       186,461        129,983
        (3,212)        (3,117)
----------------- --------------
       183,249        126,866
================= ==============

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2008:

                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ------------- ------------- ---------------- -------------------
MIST Lord Abbett Growth         2008 15,784,259 10.86 - 41.08   576,805,190          1.71      0.75 - 2.35 (37.82) - (36.73)
  and Income Sub-Account        2007 18,549,732 17.17 - 64.94 1,075,806,092          0.98      0.75 - 2.35      1.30 - 3.13
                                2006 22,197,014 16.65 - 62.97 1,254,313,868          1.73      0.75 - 2.35    15.06 - 16.91
                                2005 26,137,911 12.48 - 52.55 1,266,968,938          0.94      0.75 - 2.35      1.00 - 2.62
                                2004 29,905,303 11.76 - 52.34 1,416,012,804          0.43      0.75 - 2.35    10.02 - 11.80
MIST Lord Abbett Bond Debenture 2008 12,881,534 11.27 - 16.77   202,717,634          4.34      0.75 - 2.35 (20.50) - (19.09)
  Sub-Account                   2007 15,243,991 14.04 - 20.75   297,943,064          5.12      0.75 - 2.35      4.06 - 5.94
                                2006 16,590,983 13.37 - 19.63   307,972,386          6.82      0.75 - 2.35      6.62 - 8.33
                                2005 19,002,390 12.42 - 18.12   327,280,969            --      0.75 - 2.35    (0.86) - 0.74
                                2004 18,478,641 12.78 - 17.98   317,240,246          2.98      0.75 - 2.35      5.65 - 7.36
MIST Van Kampen Mid Cap         2008  4,307,929   6.61 - 7.31    30,205,224          1.42      0.75 - 1.90 (47.76) - (47.13)
  Growth Sub-Account            2007  4,713,956 12.65 - 13.83    62,713,816            --      0.75 - 1.90    21.15 - 22.78
  (Commenced 11/7/2005)         2006  5,207,161 10.44 - 11.26    56,740,449            --      0.75 - 1.90      6.34 - 7.56
MIST Lord Abbett Mid Cap Value  2008  9,242,705 15.59 - 17.87   157,249,522          0.62      0.75 - 1.95 (39.96) - (39.18)
  Sub-Account                   2007 10,670,585 26.10 - 29.40   300,178,790          0.67      0.75 - 1.90    (1.30) - 0.04
                                2006 10,813,416 26.44 - 29.45   304,617,015          0.61      0.75 - 1.90    10.07 - 11.34
                                2005 12,134,519 24.02 - 26.45   308,454,585          0.50      0.75 - 1.90      6.02 - 7.24
                                2004 11,567,876 22.66 - 24.66   275,539,168          3.16      0.75 - 1.90    22.15 - 23.57
MIST Oppenheimer Capital        2008 11,374,102   5.16 - 6.80    63,888,388          3.58      0.75 - 2.35 (47.20) - (46.34)
  Appreciation Sub-Account      2007 13,026,225  9.77 - 12.72   137,207,385          0.02      0.75 - 2.35    11.62 - 13.43
  (Commenced 5/3/2004)          2006 15,156,483  8.75 - 11.27   142,383,044          0.14      0.75 - 2.35      5.12 - 6.81
                                2005 16,165,489  8.31 - 10.60   144,482,219          0.02      0.75 - 2.35      2.29 - 3.93
                                2004 17,566,329  8.12 - 10.24   148,102,308          7.09      1.30 - 2.35      3.93 - 5.03
MIST PIMCO Inflation            2008  4,809,327 10.55 - 11.20    52,629,978          3.70      1.30 - 2.35   (9.22) - (8.26)
  Protected Bond                2007  4,886,261 11.60 - 12.19    58,385,153          2.21      1.30 - 2.35      8.21 - 9.36
  Sub-Account                   2006  5,893,926 10.72 - 11.14    64,649,920          3.73      1.30 - 2.35     (1.94 - 0.91)
                                2005  6,511,274 10.93 - 11.25    72,384,448            --      1.30 - 2.35    (0.96) - 0.08
                                2004  8,692,539 11.04 - 11.24    96,965,591          4.57      1.30 - 2.35      6.47 - 7.60
MIST Legg Mason Partners        2008  9,534,053   4.43 - 6.56    46,377,009            --      1.30 - 2.35 (40.47) - (39.80)
  Aggressive Growth             2007 10,825,029  7.44 - 10.90    87,874,559          0.04      1.30 - 2.35    (0.12) - 1.17
  Sub-Account                   2006 13,441,619  7.44 - 10.77   108,846,059            --      1.30 - 2.35   (4.01) - (3.00)
                                2005 15,958,225  7.74 - 11.10   134,458,398            --      1.30 - 2.35    10.95 - 12.11
                                2004 20,250,042   6.97 - 9.89   152,910,724            --      1.30 - 2.35      5.92 - 7.04
MIST PIMCO Total Return         2008 21,546,681 12.39 - 14.06   284,741,547          3.75      0.75 - 2.35   (1.93) - (0.22)
  Sub-Account                   2007 21,297,880 12.62 - 14.09   283,533,965          3.30      0.75 - 2.35      5.05 - 6.93
  (Commenced 5/3/2004)          2006 26,133,024 12.00 - 13.17   327,612,133          2.60      0.75 - 2.35      2.10 - 3.74
                                2005 27,888,652 11.74 - 12.68   339,140,105          0.01      0.75 - 2.35    (0.12) - 1.49
                                2004 28,087,932 11.74 - 12.48   338,736,886          6.52      0.75 - 2.35      2.54 - 4.19
MIST RCM Technology             2008  1,915,313   3.29 - 3.53     6,572,888         13.87      1.30 - 2.35 (45.75) - (45.17)
  Sub-Account                   2007  2,132,403   6.06 - 6.43    13,379,138            --      1.30 - 2.35    28.45 - 29.82
                                2006  2,231,169   4.71 - 4.95    10,819,347            --      1.30 - 2.35      2.91 - 3.99
                                2005  2,539,048   4.58 - 4.76    11,888,282            --      1.30 - 2.35      8.44 - 9.59
                                2004  3,357,357   4.22 - 4.35    14,409,596          0.08      1.30 - 2.35   (6.54) - (5.55)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------- ------------- ----------- ------------- ---------------- -------------------
MIST T. Rowe Price Mid Cap        2008  8,313,316   5.45 - 6.02  47,740,618          0.01      0.85 - 2.35 (41.15) - (40.26)
  Growth Sub-Account              2007  9,539,996  9.25 - 10.08  92,323,883          0.04      0.85 - 2.35    14.89 - 16.64
  (Commenced 5/3/2004)            2006 12,903,767   8.04 - 8.75 107,929,919            --      0.75 - 2.35      3.70 - 5.37
                                  2005 15,203,506   7.75 - 8.30 121,624,335            --      0.85 - 2.35    11.97 - 13.66
                                  2004 15,078,256   6.91 - 7.30 106,863,377            --      0.75 - 2.35    15.08 - 16.94
MIST MFS Research International   2008  9,335,997  9.56 - 14.87 103,318,253          2.02      0.75 - 2.35 (43.71) - (42.75)
  Sub-Account                     2007 10,899,017 16.96 - 25.97 212,534,722          1.33      0.75 - 2.35    10.65 - 12.64
                                  2006 13,357,797 15.31 - 23.06 233,658,652          1.75      0.75 - 2.35    23.63 - 25.62
                                  2005 15,507,023 12.37 - 18.32 219,052,682          0.46      0.75 - 2.35    13.73 - 15.55
                                  2004 12,888,678 10.87 - 15.82 159,862,343          0.25      0.75 - 2.35    16.78 - 18.66
MIST Met/AIM Small Cap Growth     2008  4,099,336   5.57 - 9.74  37,769,265            --      1.30 - 2.35 (40.16) - (39.46)
  Sub-Account                     2007  4,651,987  9.20 - 16.11  71,015,556            --      1.30 - 2.35      8.48 - 9.85
                                  2006  5,984,113  8.37 - 14.69  83,414,752            --      1.30 - 2.35    11.54 - 12.71
                                  2005  7,550,815  7.45 - 13.04  93,177,860            --      1.30 - 2.35      5.76 - 6.87
                                  2004  4,667,993 11.85 - 12.20  56,301,565            --      1.30 - 2.35      3.95 - 5.05
MIST Lazard Mid Cap               2008  3,370,140  8.97 - 10.09  31,590,896          1.14      0.75 - 2.35 (39.74) - (38.67)
  Sub-Account                     2007  3,770,936 14.87 - 16.45  57,995,812          0.21      0.75 - 2.35   (4.98) - (1.86)
                                  2006  2,006,766 15.64 - 16.41  32,320,745          0.31      1.30 - 2.35    12.02 - 13.20
                                  2005  2,227,684 13.95 - 14.50  31,807,254          0.06      1.30 - 2.35      5.56 - 6.67
                                  2004  2,722,902 13.20 - 13.59  36,591,722            --      1.30 - 2.35    11.74 - 12.92
MIST Harris Oakmark International 2008  3,958,907 10.69 - 11.43  44,091,751          1.64      1.30 - 2.35 (42.26) - (41.65)
  Sub-Account                     2007  4,762,025 18.49 - 19.59  91,235,231          0.82      1.30 - 2.35   (3.43) - (2.40)
                                  2006  5,683,024 19.13 - 20.07 112,021,036          2.59      1.30 - 2.35    25.86 - 27.19
                                  2005  6,295,353 15.18 - 15.78  97,858,342            --      1.30 - 2.35    11.59 - 12.77
                                  2004  6,954,807 13.59 - 13.99  96,251,804            --      1.30 - 2.35    17.72 - 18.96
MIST Third Avenue Small Cap Value 2008  3,805,465 11.38 - 13.43  45,189,540          0.76      1.30 - 2.35 (31.46) - (30.67)
  Sub-Account                     2007  4,502,597 16.58 - 19.37  77,454,105          1.01      1.30 - 2.35   (5.29) - (4.15)
                                  2006  5,547,538 17.49 - 20.21  99,987,762          0.45      1.30 - 2.35    10.51 - 11.67
                                  2005  5,920,257 15.81 - 18.08  95,982,000            --      1.30 - 2.35     12.8 - 13.99
                                  2004  6,296,258 14.00 - 14.35  89,472,332          2.06      1.30 - 2.35    23.56 - 24.87
MIST Clarion Global Real Estate   2008  2,732,507  8.97 - 13.76  26,464,829          1.77      0.75 - 2.35 (43.03) - (42.11)
  Sub-Account                     2007  2,938,688 15.74 - 23.87  49,736,129          0.92      1.30 - 2.35 (16.99) - (15.99)
  (Commenced 5/3/2004)            2006  3,924,423 18.97 - 28.41  79,745,324          1.10      1.00 - 2.35    34.40 - 36.22
                                  2005  4,868,446 14.11 - 20.89  73,434,177            --      1.30 - 2.35    10.66 - 11.83
                                  2004  1,552,403 12.75 - 12.87  19,879,342          5.12      1.30 - 2.35    27.52 - 28.68
MIST Turner Mid Cap Growth        2008    997,572   7.62 - 8.01   7,841,101            --      1.30 - 2.35 (49.50) - (48.97)
  Sub-Account                     2007    986,986 15.09 - 15.69  15,254,136            --      1.30 - 2.35    21.25 - 22.54
  (Commenced 5/3/2004)            2006    989,402 12.45 - 12.96  12,526,407            --      0.85 - 2.35      3.61 - 5.18
                                  2005  1,029,884 12.01 - 12.32  12,503,351            --      1.30 - 2.35      8.78 - 9.92
                                  2004  1,457,917 11.04 - 11.16  16,169,474            --      0.85 - 2.35    10.44 - 11.56
MIST Goldman Sachs Mid Cap Value  2008  1,594,709   9.29 - 9.76  15,272,285          0.79      1.30 - 2.35 (37.57) - (36.90)
  Sub-Account                     2007  2,167,077 14.88 - 15.47  33,020,433          0.50      1.30 - 2.35      0.69 - 1.76
  (Commenced 5/3/2004)            2006  2,536,265 14.78 - 15.38  38,139,523            --      0.85 - 2.35    13.01 - 14.71
                                  2005  2,181,767 13.08 - 13.41  28,841,121          0.72      1.30 - 2.35     9.93 - 11.09
                                  2004  1,750,355 11.90 - 12.02  20,909,564          1.57      0.85 - 2.35    18.96 - 20.16

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ----------- ------------- ------------- ------------- ---------------- -------------------
MIST MetLife Defensive Strategy   2008  19,008,531   8.77 - 9.37   171,855,820          1.38      0.75 - 2.35 (22.50) - (21.24)
  Sub-Account                     2007  12,464,828 11.31 - 11.90   144,052,470          1.78      0.75 - 2.35      3.45 - 5.12
                                  2006   8,262,424 10.93 - 11.32    91,508,405          0.01      0.75 - 2.35      6.11 - 7.82
                                  2005   6,322,085 10.30 - 10.43    65,586,282          1.03      1.30 - 2.35      2.06 - 3.13
                                  2004   1,937,189 10.10 - 10.11    19,576,879          8.88      1.30 - 2.35      0.96 - 1.13
MIST MetLife Moderate Strategy    2008  45,961,439   8.48 - 9.06   402,406,668          1.75      0.75 - 2.35 (28.14) - (26.97)
  Sub-Account                     2007  39,851,796 11.79 - 12.41   480,378,237          1.90      0.75 - 2.35      3.73 - 5.41
                                  2006  27,420,828 11.37 - 11.77   315,943,046          0.01      0.75 - 2.35      7.68 - 9.41
                                  2005  21,366,533 10.56 - 10.69   227,166,091          1.28      1.30 - 2.35      3.36 - 4.45
                                  2004  10,636,014 10.22 - 10.23   108,759,780          6.77      1.30 - 2.35      2.16 - 2.33
MIST MetLife Balanced Strategy    2008 138,816,995   7.24 - 8.65 1,162,917,869          4.76      0.75 - 2.35  (33.52) - (1.69)
  Sub-Account                     2007  99,569,767 12.17 - 12.80 1,240,119,183          1.62      0.75 - 2.35      2.43 - 4.09
                                  2006  74,894,089 11.88 - 12.30   902,216,343          0.01      0.75 - 2.35     9.38 - 11.14
                                  2005  59,266,853 10.86 - 10.99   648,361,282          1.20      1.30 - 2.35      4.64 - 5.74
                                  2004  31,037,036 10.38 - 10.40   322,474,174          5.05      1.30 - 2.35      3.80 - 3.97
MIST MetLfie Growth Strategy      2008 136,236,724   6.79 - 8.31 1,094,834,987          3.47      0.75 - 2.35  (39.32) - (2.40)
  Sub-Account                     2007 105,495,650 12.81 - 13.47 1,381,939,858          1.13      0.75 - 2.35      2.26 - 3.92
                                  2006  77,651,335 12.53 - 12.97   986,336,802          0.01      0.75 - 2.35    10.96 - 12.75
                                  2005  58,883,485 11.29 - 11.43   669,542,343          1.12      1.30 - 2.35      6.60 - 7.72
                                  2004  31,746,255 10.59 - 10.61   336,536,558          3.18      1.30 - 2.35      5.90 - 6.08
MIST MetLife Aggressive Strategy  2008  18,635,658   6.51 - 7.93   142,626,120          3.22      0.75 - 2.35  (42.19) - (2.98)
  Sub-Account                     2007   9,584,925 12.84 - 13.51   125,554,567          1.31      0.75 - 2.35      0.48 - 2.11
                                  2006  11,904,491 12.78 - 13.23   154,159,455          0.01      0.75 - 2.35    11.02 - 12.80
                                  2005  12,099,254 11.51 - 11.65   140,266,322          0.87      1.30 - 2.35      7.82 - 8.96
                                  2004   7,251,678 10.68 - 10.69    77,491,222          1.17      1.30 - 2.35      6.75 - 6.93
MIST Van Kampen Comstock          2008   7,288,573   7.03 - 7.46    53,619,737          1.74      0.75 - 2.35 (37.41) - (36.39)
  Sub-Account                     2007   7,096,082 11.24 - 11.73    82,325,135          1.33      0.75 - 2.35   (4.77) - (3.22)
  (Commenced 5/1/2005)            2006   6,796,669 11.80 - 12.12    81,752,237            --      0.75 - 2.35    13.36 - 15.19
                                  2005   3,599,394 10.41 - 10.52    37,740,754          2.41      0.75 - 2.20      4.22 - 5.22
MIST SSgA Growth ETF              2008   2,456,059   7.73 - 7.88    19,272,722          1.49      1.30 - 1.90   (34.23) - 0.02
  Sub-Account                     2007   2,966,761 11.76 - 11.92    35,243,332            --      1.30 - 1.90      3.62 - 4.25
  (Commenced 9/30/2005)           2006   2,443,105 11.34 - 11.43    27,884,955          1.53      1.30 - 1.90    11.71 - 12.38
                                  2005     820,546 10.16 - 10.17     8,343,251          3.11      1.30 - 1.65      1.62 - 1.71
MIST SSgA Growth and Income ETF   2008   5,604,435   8.39 - 8.60    48,007,795          1.81      1.30 - 2.05   (26.47) - 1.20
  Sub-Account                     2007   4,939,205 11.47 - 11.63    57,258,882            --      1.30 - 1.90      3.40 - 4.03
  (Commenced 9/30/2005)           2006   2,292,596 11.09 - 11.17    25,580,451          2.21      1.30 - 1.90     9.63 - 10.29
                                  2005     405,183 10.12 - 10.13     4,104,208          2.73      1.30 - 1.90      1.17 - 1.33
MIST Legg Mason Value Equity      2008   3,105,724   4.50 - 4.72    14,355,567          0.02      0.85 - 2.35 (55.68) - (55.00)
  Sub-Account                     2007   2,772,017 10.15 - 10.49    28,657,072            --      0.85 - 2.35   (8.10) - (6.71)
  (Commenced 11/7/2005)           2006   3,604,696 11.05 - 11.25    40,209,812            --      0.75 - 2.35      4.11 - 5.79
                                  2005      31,606 10.61 - 10.63       335,617            --      1.55 - 1.90   (1.35) - (1.34)
MIST Met/AIM Capital Appreciation 2008   5,002,904   0.92 - 9.92     7,732,317          2.00      0.85 - 1.80 (43.74) - (43.13)
  Sub-Account                     2007   6,414,526  1.63 - 17.43    17,443,288             -      1.30 - 1.80     9.91 - 55.14
                                  2006   1,713,687  6.90 - 23.85    20,579,265          0.05      1.30 - 1.90      4.07 - 5.51
                                  2005   2,204,039  6.54 - 22.78    25,322,763          0.06      0.85 - 1.80      6.90 - 7.92
                                  2004   2,771,084  6.06 - 21.25    29,706,684            --      0.85 - 1.90      4.33 - 5.72

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ---------- ------------- ---------- ------------- ---------------- -------------------
MIST Pioneer Fund                 2008     98,559 12.72 - 14.88  1,433,243          0.75      0.75 - 1.80 (34.04) - (33.34)
  Sub-Account                     2007     32,107 19.29 - 22.32    693,986          0.77      0.75 - 1.80      3.12 - 4.22
  (Commenced 5/1/2006)            2006     18,039 18.46 - 21.42    374,110            --      0.75 - 1.90    13.75 - 15.06
MIST Pioneer Strategic Income     2008    135,715 16.54 - 19.16  2,518,534          6.21      0.75 - 1.90 (12.43) - (11.41)
  Sub-Account                     2007     72,551 19.14 - 21.63  1,515,237          0.61      0.75 - 1.80      4.73 - 5.85
  (Commenced 5/1/2006)            2006     18,435 18.05 - 20.43    363,745         12.02      0.75 - 1.90      4.31 - 5.51
MIST MFS Emerging Markets         2008  3,671,360  6.03 - 10.96 23,849,274          0.70      0.75 - 2.35 (56.57) - (53.96)
  Equity Sub-Account              2007    482,984 13.89 - 14.14  6,784,979          0.08      1.30 - 2.35    33.43 - 34.85
  (Commenced 5/1/2006)            2006  1,163,479 10.41 - 10.49 12,147,300          2.49      1.30 - 2.35      4.12 - 4.86
MIST Loomis Sayles Global         2008    776,364   7.61 - 7.83  6,018,276          4.79      1.30 - 2.35 (40.68) - (40.05)
  Markets Sub-Account             2007  1,085,823 12.83 - 13.06 14,022,527            --      1.30 - 2.35    24.87 - 26.19
  (Commenced 5/1/2006)            2006     35,233 10.27 - 10.35    363,073          1.42      1.30 - 2.35      2.74 - 3.46
MIST Rainier Large Cap Equity     2008    775,474   5.67 - 5.74  4,429,314            --      1.30 - 2.35 (43.16) - (42.56)
  Sub-Account                     2007    115,191   9.97 - 9.98  1,149,630          0.07      1.40 - 2.05   (0.27) - (0.16)
  (Commenced 11/12/2007)
MIST American Funds Growth
  Sub-Account
  (Commenced 4/28/2008)           2008  1,456,008   5.73 - 5.76  8,375,656          6.93      1.30 - 2.15 (42.70) - (42.36)
MIST American Funds Balanced
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008 11,833,017   6.97 - 7.02 82,849,380          6.79      1.30 - 2.20 (30.26) - (29.83)
MIST American Funds Bond
  Sub-Account
  (Commenced 4/28/2008)           2008    569,876   8.91 - 8.96  5,095,172          9.62      1.30 - 2.05 (10.87) - (10.41)
MIST American Funds Growth
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008 14,248,484   6.32 - 6.36 90,489,940          7.03      1.30 - 2.20 (36.75) - (36.36)
MIST American Funds International
  Sub-Account
  (Commenced 4/28/2008)           2008    917,165   6.02 - 6.06  5,546,421         11.57      1.30 - 2.15 (39.76) - (39.41)
MIST American Funds Moderate
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008  6,568,083   7.64 - 7.69 50,406,735          7.56      1.30 - 2.20 (23.56) - (23.09)
MIST BlackRock High Yield
  Sub-Account
  (Commenced 4/28/2008)           2008     58,901 11.75 - 12.73    717,110            --      1.30 - 1.95 (25.29) - (24.95)
MIST Dreman Small Cap Value
  Sub-Account
  (Commenced 4/28/2008)           2008     79,596  9.75 - 10.08    798,756            --      0.75 - 1.65 (25.66) - (25.19)
MIST Met/Templeton Growth
  Sub-Account
  (Commenced 4/28/2008)           2008    355,286   6.56 - 6.60  2,341,967          1.00      0.75 - 1.65 (34.42) - (34.01)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ----------- ------------- ---------------- -------------------
MIST Met/Franklin Mutual Shares
  Sub-Account
  (Commenced 4/28/2008)         2008  1,849,994   6.57 - 6.63  12,243,232          6.20      0.75 - 2.05 (34.29) - (33.70)
MIST Met/Franklin Templeton
  Founding Strategy
  Sub-Account
  (Commenced 4/28/2008)         2008  7,114,691   6.99 - 7.07  50,103,254          3.70      0.75 - 2.20 (30.05) - (29.35)
Russell Multi-Style Equity      2008  1,151,383          8.39   9,661,248          1.44             1.40           (41.40)
  Sub-Account                   2007  1,311,535         14.32  18,778,587          1.02             1.40             8.82
                                2006  1,829,723         13.16  24,075,386          0.98             1.40            11.18
                                2005  2,495,854         11.83  29,537,014          1.12             1.40             5.78
                                2004  3,502,648         11.19  39,185,661          0.76             1.40             8.28
Russell Aggressive Equity       2008    237,745          8.68   2,064,201          0.83             1.40           (43.72)
  Sub-Account                   2007    267,701         15.43   4,129,569          0.36             1.40             1.97
                                2006    349,188         15.13   5,282,370          0.17             1.40             13.2
                                2005    502,797         13.36   6,719,215          0.17             1.40             4.89
                                2004    691,249         12.74   8,807,286          3.49             1.40            13.13
Russell Non-U.S. Sub-Account    2008    443,091         10.70   4,740,821            --             1.40           (43.22)
                                2007    494,438         18.84   9,316,786          2.39             1.40             8.58
                                2006    656,427         17.35  11,391,245          2.18             1.40            21.93
                                2005    901,452         14.23  12,830,073          1.58             1.40            12.11
                                2004  1,261,708          12.7  16,017,662          1.87             1.40            16.65
Russell Core Bond Sub-Account   2008    806,556         14.30  11,537,759          3.94             1.40            (4.91)
                                2007    962,148         15.04  14,474,327          5.14             1.40             5.74
                                2006  1,079,274         14.23  15,354,316          4.38             1.40             2.28
                                2005  1,392,616         13.91  19,370,351          3.51             1.40            (0.06)
                                2004  1,719,866         13.83  23,779,833          4.13             1.40             3.21
Russell Real Estate Securities  2008     65,815         17.83   1,173,473          1.91             1.40           (37.57)
  Sub-Account                   2007     73,964         28.56   2,112,446          2.21             1.40           (17.03)
                                2006     93,434         34.42   3,216,373          1.87             1.40            33.96
                                2005    125,482          25.7   3,224,635          2.04             1.40            11.39
                                2004    167,353         23.07   3,860,845          8.13             1.40            33.01
AIM V.I. International Growth   2008    479,028  7.86 - 17.70   6,038,604          0.45      0.85 - 1.90 (41.65) - (40.87)
  Sub-Account                   2007    647,307 13.29 - 30.15  13,839,627          0.39      0.85 - 1.90    12.25 - 13.71
                                2006    855,393 11.69 - 26.70  16,393,934          1.06      0.85 - 1.90    25.48 - 27.15
                                2005    894,527  9.19 - 21.15  13,361,653          0.76      0.85 - 1.90    15.49 - 16.93
                                2004    511,893  7.86 - 18.21   6,219,932          0.63      0.85 - 1.90    21.37 - 22.95
DWS Government & Agency         2008     56,735 14.65 - 15.11     853,951          4.64      1.40 - 1.80      3.06 - 3.47
  Securities Sub-Account        2007     72,036 14.22 - 14.61   1,048,765          5.24      1.40 - 1.80      4.05 - 4.47
                                2006     94,778 13.67 - 13.98   1,321,448          4.15      1.40 - 1.80      2.31 - 2.72
                                2005    128,534 13.36 - 13.61   1,745,552          4.17      1.40 - 1.80      0.75 - 1.15
                                2004    166,555 13.26 - 13.46   2,237,156          3.82      1.40 - 1.80      1.90 - 2.31
MSF Davis Venture Value         2008 16,097,344  8.43 - 25.63 158,677,410          1.20      0.75 - 2.35 (40.87) - (39.91)
  Sub-Account                   2007 17,773,074 14.23 - 42.65 286,644,026          0.67      0.75 - 2.35      1.99 - 3.65
                                2006 21,712,702 13.94 - 41.15 334,265,042          0.71      0.75 - 2.35    11.76 - 13.55
                                2005 23,065,635 12.46 - 36.24 307,539,950          0.52      0.75 - 2.35      7.59 - 9.32
                                2004 22,830,671 11.57 - 33.15 274,155,409          0.46      0.75 - 2.35     9.53 - 11.30

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                              UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ---------- ------------- ----------- ------------- ---------------- -------------------
MSF Harris Oakmark Focused Value    2008  3,549,570   8.27 - 8.85  30,546,045          0.04      1.30 - 2.35 (47.39) - (46.83)
  Sub-Account                       2007  4,151,214 15.69 - 16.65  67,473,501          0.34      1.30 - 2.35   (9.25) - (8.28)
                                    2006  4,979,605 17.28 - 18.16  88,607,294          0.09      1.30 - 2.35     9.58 - 10.73
                                    2005  5,521,791 15.75 - 16.40  89,084,192            --      1.30 - 2.35      7.17 - 8.29
                                    2004  6,638,629 14.68 - 15.14  99,304,225          1.21      1.30 - 2.35      7.10 - 8.23
MSF Jennison Growth                 2008  5,099,630   3.41 - 9.62  39,057,689          2.21      0.75 - 2.35 (38.03) - (37.02)
  Sub-Account                       2007  5,787,011  5.45 - 15.28  70,723,890          0.19      0.75 - 2.35     8.79 - 10.55
                                    2006  7,501,567  4.96 - 13.84  84,084,948            --      0.75 - 2.35      0.15 - 1.76
                                    2005  7,810,159  4.90 - 13.61  86,296,723            --      0.75 - 2.35    10.91 - 11.52
                                    2004  7,626,777 10.24 - 10.50  79,365,969          0.01      0.75 - 2.35      6.40 - 7.53
MSF MFS Total Return                2008  3,111,443  9.85 - 40.51  63,254,070          3.38      0.75 - 1.90 (23.81) - (22.93)
  Sub-Account                       2007  3,404,791 12.91 - 52.56  86,770,491          1.94      0.75 - 1.90      2.15 - 3.34
                                    2006  3,537,012 12.63 - 50.86  83,918,502          3.25      0.75 - 1.90     9.83 - 11.10
                                    2005  3,290,732 11.49 - 45.78  65,221,333          1.44      0.75 - 1.90      0.92 - 2.08
                                    2004  2,647,889 11.37 - 44.85  40,836,250          3.02      0.75 - 1.90     8.90 - 10.16
MSF Capital Guardian U.S. Equity    2008 10,282,302   7.17 - 7.82  77,348,501          1.03      0.75 - 1.90 (41.53) - (40.74)
  Sub-Account                       2007 12,051,365 12.26 - 13.19 153,904,080          0.37      0.75 - 1.90   (2.21) - (0.93)
                                    2006 13,997,926  9.67 - 13.31 181,068,259          2.36      0.75 - 1.90     3.39 - 11.13
                                    2005 21,252,919  8.69 - 12.19 219,601,065          0.09      0.75 - 1.90      3.52 - 5.59
                                    2004 14,805,068  8.29 - 11.62 242,802,695          0.21      0.75 - 1.90     6.95 - 10.34
MSF Julius Baer International Stock 2008    412,169  7.07 - 12.02   4,667,298          2.81      0.85 - 1.90 (45.29) - (44.71)
  Sub-Account                       2007    432,898 12.83 - 21.73   8,920,544          0.83      0.85 - 1.80      8.10 - 9.13
                                    2006    632,428 11.79 - 19.91  12,031,860          1.25      0.75 - 1.90    14.05 - 15.36
                                    2005    837,397 10.26 - 17.28  13,941,243          0.44      0.85 - 1.90    15.38 - 16.59
                                    2004    930,015  8.82 - 14.82  13,351,662          1.33      0.75 - 1.90    15.75 - 17.09
MSF BlackRock Money Market          2008 20,523,657 10.19 - 11.42 220,017,626          2.49      0.75 - 2.35      0.21 - 1.98
  Sub-Account                       2007 10,356,826 10.16 - 11.22 109,887,921          4.74      0.75 - 2.35      2.37 - 4.18
                                    2006  8,885,438  9.91 - 10.78  91,235,712          4.58      0.75 - 2.35      2.13 - 3.77
                                    2005  5,790,856  9.70 - 10.39  57,767,677          3.20      0.75 - 2.35      0.42 - 1.49
                                    2004  2,068,250  9.91 - 10.01  20,502,724          1.06      0.85 - 1.40    (0.42) - 0.13
MSF MetLife Stock Index             2008  2,680,318   6.40 - 8.56  22,342,634          1.68      1.30 - 2.25 (38.66) - (37.95)
  Sub-Account                       2007  2,846,982 10.31 - 13.82  38,415,249          0.87      1.30 - 2.25      2.63 - 3.80
                                    2006  3,050,585  9.93 - 13.34  39,811,549          1.74      1.30 - 2.35    12.52 - 13.70
                                    2005  3,159,767  8.72 - 11.73  36,333,127          1.33      1.30 - 2.25      2.06 - 3.03
                                    2004  3,058,217 11.06 - 11.39  34,452,591          0.77      1.30 - 2.25      7.71 - 8.85
MSF BlackRock Bond Income           2008    673,186 40.59 - 54.34  33,139,135          4.78      0.75 - 1.90   (5.48) - (4.39)
  Sub-Account                       2007    580,953 42.95 - 56.83  29,400,150          2.87      0.75 - 1.90      4.02 - 5.23
  (Commenced 5/3/2004)              2006    772,347 41.29 - 54.01  36,289,487          5.17      0.75 - 1.90      2.18 - 3.36
                                    2005    700,921 40.41 - 52.26  31,894,139          3.33      0.75 - 1.90      0.24 - 1.39
                                    2004    253,118 40.31 - 47.26  11,838,393            --      0.30 - 1.90      2.21 - 2.82
MSF BlackRock Strategic Value       2008    126,371 11.76 - 12.38   1,538,722          0.22      1.30 - 1.90 (39.72) - (39.35)
  Sub-Account                       2007    118,620 19.51 - 20.41   2,389,410          0.06      1.30 - 1.90   (5.51) - (4.94)
  (Commenced 5/3/2004)              2006    141,367 20.65 - 22.25   3,001,029          0.08      0.75 - 1.90    14.26 - 15.57
                                    2005    222,081 18.07 - 19.25   4,106,357            --      1.30 - 1.90      1.96 - 2.57
                                    2004    276,925 17.72 - 18.66   5,002,257            --      0.75 - 1.90    12.89 - 14.20

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        --------- ------------- ----------- ------------- ---------------- -------------------
MSF Franklin Templeton             2008 1,386,206   6.22 - 6.80   9,057,920            --      0.75 - 1.90 (42.42) - (41.75)
  Small Cap Growth                 2007 1,193,998 10.81 - 11.67  13,363,331            --      0.75 - 1.90      2.34 - 3.53
  Sub-Account                      2006 1,914,092 10.56 - 11.01  20,720,142            --      1.30 - 1.90      7.66 - 8.31
  (Commenced 5/3/2004)             2005 1,835,415  9.81 - 10.15  18,385,352            --      1.30 - 1.90      2.43 - 3.05
                                   2004   173,767   9.58 - 9.83   1,692,231            --      1.30 - 1.90      9.05 - 9.71
MSF Western Asset Management       2008   240,103 16.47 - 18.27   4,232,913          4.13      1.30 - 1.90 (16.82) - (16.20)
  Strategic Bond Opportunities     2007   279,280 19.80 - 21.80   5,877,310          2.46      1.30 - 1.90      1.74 - 2.58
  Sub-Account                      2006   298,802 19.46 - 22.38   6,154,850          4.79      0.75 - 1.90      2.86 - 4.04
  (Commenced 5/3/2004)             2005   329,226 18.92 - 21.51   6,568,086          3.05      1.30 - 1.90      0.64 - 1.24
                                   2004   335,209 18.80 - 21.13   6,620,128            --      0.75 - 1.90      4.29 - 5.50
MSF Western Asset Management       2008   419,048 14.63 - 16.51   6,537,200          2.78      1.30 - 2.15   (2.65) - (1.82)
  U.S. Government                  2007   123,153 15.03 - 16.81   1,940,597          2.18      1.30 - 2.15      1.81 - 2.68
  Sub-Account                      2006    69,720 14.41 - 17.30   1,068,532          0.98      0.85 - 2.35      1.51 - 3.04
  (Commenced 5/3/2004)             2005     4,435 14.20 - 16.79      68,021            --      1.55 - 2.15   (0.60) - (0.20)
MSF T. Rowe Price Small Cap Growth 2008   647,701  9.41 - 10.91   6,522,937            --      0.85 - 1.90 (37.52) - (36.73)
  Sub-Account                      2007   724,186 15.07 - 17.25  11,605,383            --      0.85 - 1.90      7.46 - 8.93
  (Commenced 5/3/2004)             2006   887,179  9.67 - 15.83  12,441,182            --      0.75 - 1.90      1.68 - 2.86
                                   2005 1,020,337  9.35 - 15.37  13,929,124            --      0.85 - 1.90     8.64 - 10.07
                                   2004 1,124,853  8.89 - 13.96  27,932,877            --      0.75 - 1.90     8.89 - 10.15
MSF T. Rowe Price Large Cap Growth 2008 4,304,914   8.27 - 9.39  37,442,377          0.35      0.85 - 1.90 (43.10) - (42.38)
  Sub-Account                      2007 4,816,195 14.53 - 16.29  73,226,346          0.24      0.85 - 1.90      7.13 - 8.45
                                   2006 8,132,948 13.56 - 15.02 114,703,767          0.20      0.75 - 1.90    10.76 - 12.04
                                   2005 4,655,618 12.24 - 13.38  59,163,838          0.42      0.85 - 1.90      4.33 - 5.69
                                   2004 3,763,068 11.73 - 12.66  45,683,381            --      0.75 - 1.90      7.64 - 8.89
MSF Oppenheimer Global Equity      2008   898,364 11.17 - 12.80  11,109,677          1.87      0.75 - 1.90 (41.68) - (41.00)
  Sub-Account                      2007   928,692 19.16 - 21.70  19,496,970          0.87      0.75 - 1.90      4.25 - 5.46
  (Commenced 5/3/2004)             2006   857,647 18.38 - 20.58  17,132,657          2.02      0.75 - 1.90    14.17 - 15.48
                                   2005   305,962 16.10 - 17.82   5,298,650            --      0.75 - 1.90    16.73 - 17.62
MSF MFS Value
  Sub-Account
  (Commenced 4/28/2008)            2008   178,201 10.69 - 11.93   2,098,323            --      0.75 - 1.80 (30.51) - (30.01)
MSF - Met/Dimensional
  International Small Company
  Sub-Account
  (Commenced 11/10/2008)           2008     3,592 10.13 - 10.14      36,397            --      1.30 - 1.80      0.43 - 0.50
Putnam VT Growth and Income        2008   849,462  7.95 - 36.89   7,864,017          2.47      0.75 - 1.90 (39.86) - (39.16)
  Sub-Account                      2007 1,019,458 13.20 - 60.63  15,743,571          1.55      0.75 - 1.90   (7.82) - (6.74)
                                   2006 1,289,872 14.30 - 65.01  20,878,412          1.78      0.75 - 1.90    13.74 - 15.05
                                   2005 1,598,305 12.56 - 56.51  22,007,752          1.76      0.75 - 1.90      3.25 - 4.44
                                   2004 1,842,883 12.16 - 54.11  23,304,488          1.82      0.75 - 1.90     9.02 - 10.28
Putnam VT Vista                    2008   229,563   7.11 - 8.97   1,714,427            --      1.30 - 1.90 (46.57) - (46.17)
  Sub-Account                      2007   264,111 13.29 - 16.69   3,664,269            --      1.30 - 1.90      1.84 - 2.62
                                   2006   374,568 13.04 - 16.29   5,064,251            --      1.30 - 1.90      3.47 - 4.09
                                   2005   475,451 12.59 - 15.65   6,165,382            --      1.30 - 1.90    10.04 - 10.70
                                   2004   566,204 11.43 - 14.13   6,616,254            --      1.30 - 1.90    16.37 - 17.07

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         --------- ------------- ---------- ------------- ---------------- -------------------
Putnam VT Equity Income             2008 2,278,609 10.86 - 11.59 26,038,979          1.97      0.75 - 1.90 (32.44) - (31.66)
  Sub-Account                       2007 2,648,811 16.07 - 16.96 44,391,661          1.30      0.75 - 1.90      1.24 - 2.41
                                    2006 2,427,699 15.87 - 16.56 39,810,732          1.07      0.75 - 1.90    16.61 - 17.96
                                    2005 1,760,798 13.61 - 14.04 24,525,877          0.80      0.75 - 1.90      3.53 - 4.72
                                    2004   869,958 13.15 - 13.40 11,601,025          0.08      0.75 - 1.90     9.71 - 10.98
FTVIPT Templeton Growth Securities  2008   959,219  9.57 - 11.97 10,773,542          1.84      0.75 - 1.90 (43.41) - (42.63)
  Sub-Account                       2007   963,068 16.68 - 20.94 18,987,897          1.32      0.75 - 1.90      0.41 - 1.68
                                    2006   560,530 16.40 - 20.46 10,958,015          1.12      0.75 - 1.90    19.52 - 20.90
                                    2005   263,350 13.54 - 17.08  4,406,685          1.18      0.85 - 1.80      6.93 - 8.14
                                    2004   326,660 12.52 - 15.83  5,089,682          1.24      0.85 - 1.80    13.95 - 15.26
FTVIPT Templeton Foreign Securities 2008 2,425,108  9.21 - 23.04 25,904,560          2.43      0.85 - 1.90 (41.51) - (40.74)
  Sub-Account                       2007 2,895,980 15.73 - 39.15 52,175,234          1.92      0.85 - 1.90    13.27 - 14.80
                                    2006 4,229,198 13.80 - 37.24 67,803,255          1.29      0.75 - 1.90    19.17 - 20.54
                                    2005 5,193,955 11.44 - 30.90 67,994,861          1.17      0.85 - 1.90      8.10 - 9.54
                                    2004 4,880,998 10.44 - 28.26 55,594,415          1.06      0.75 - 1.90    16.29 - 17.64
Fidelity VIP Growth Opportunties    2008    20,661          5.23    108,037          0.47             1.40           (55.65)
  Sub-Account                       2007    16,783         11.79    197,857            --             1.40            21.46
                                    2006    23,148          9.71    224,683          0.91             1.40             3.99
                                    2005    37,228          9.33    347,477          0.99             1.40             7.38
                                    2004    52,541          8.69    456,684          0.58             1.40            (5.70)
Fidelity VIP Equity-Income          2008   386,695  8.61 - 37.13  3,778,216          2.08      1.30 - 1.90 (43.89) - (43.46)
  Sub-Account                       2007   506,284 15.32 - 65.79  8,847,588          1.62      1.30 - 1.90    (0.64) - 0.11
                                    2006   549,152 15.41 - 65.81  9,156,792          3.01      1.30 - 1.90    17.68 - 18.38
                                    2005   639,119 13.08 - 55.59  8,889,375          1.50      1.30 - 1.90      3.59 - 4.21
                                    2004   703,824 12.61 - 53.35  9,118,491          1.71      1.30 - 1.90      9.13 - 9.79
PIMCO VIT High Yield                2008   497,639 10.37 - 11.06  5,373,192          7.80      1.30 - 1.90 (24.95) - (24.50)
  Sub-Account                       2007   589,348 13.82 - 14.64  8,446,130          6.83      1.30 - 1.90      1.55 - 2.16
                                    2006 1,027,968 13.61 - 14.33 14,434,061          6.97      1.30 - 1.90      7.06 - 7.70
                                    2005   910,444 12.71 - 13.31 11,879,844          6.41      1.30 - 1.90      2.17 - 2.78
                                    2004   332,838 12.44 - 12.95  4,215,670          7.15      1.30 - 1.90      7.50 - 8.14
PIMCO VIT Low Duration              2008   735,311 12.30 - 13.05  9,399,511          4.09      1.30 - 1.90   (2.30) - (1.71)
  Sub-Account                       2007   689,390 12.59 - 13.28  8,992,891          4.73      1.30 - 1.90      5.34 - 5.98
                                    2006   786,353 11.95 - 12.53  9,702,832          4.18      1.30 - 1.90      2.03 - 2.64
                                    2005   863,341 11.71 - 12.21 10,399,997          2.75      1.30 - 1.90   (0.88) - (0.29)
                                    2004   966,209 11.82 - 12.24 11,692,980          1.58      1.30 - 1.90   (0.09) - (0.52)
PIMCO VIT StocksPLUS Growth         2008   149,547   5.99 - 9.10    938,582          6.88      1.30 - 1.90 (43.71) - (43.37)
  and Income Sub-Account            2007   135,574 10.63 - 16.07  1,512,979          7.64      1.30 - 1.90      4.84 - 5.47
                                    2006   138,195 10.13 - 15.24  1,454,878          4.90      1.30 - 1.90    12.74 - 13.42
                                    2005   154,607  8.97 - 13.44  1,430,485          2.26      1.30 - 1.90      1.55 - 2.16
                                    2004   176,526  8.83 - 13.15  1,585,771          1.76      1.30 - 1.90      8.72 - 9.38
PIMCO VIT Total Return              2008   935,102 14.72 - 15.18 14,101,656          4.48      1.40 - 1.80      2.92 - 3.33
  Sub-Account                       2007 1,271,571 14.30 - 14.69 18,565,738          4.74      1.40 - 1.80      6.81 - 7.24
                                    2006 1,708,329 13.39 - 13.70 23,287,170          4.40      1.40 - 1.80      2.00 - 2.41
                                    2005 2,134,374 13.13 - 13.38 28,433,489          3.37      1.40 - 1.80      0.63 - 1.03
                                    2004 2,624,882 13.04 - 13.24 34,640,594          3.44      1.40 - 1.80      2.97 - 3.39

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                             UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS    HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  --------- -------------- ---------- ------------- ---------------- -------------------
American Funds Global Growth 2008 1,188,717  16.81 - 19.22 22,461,352          3.08      0.75 - 1.90 (39.55) - (38.85)
  Sub-Account                2007   344,425  27.80 - 31.43 10,517,598          3.93      0.75 - 1.90    12.68 - 13.99
  (Commenced 5/1/2006)       2006    12,186  24.68 - 27.58    325,343            --      0.75 - 1.90    18.17 - 19.53
American Funds Global Small
  Capitalization Sub-Account
  (Commenced 4/28/2008)      2008   183,249  15.77 - 17.36  3,144,085            --      0.75 - 1.65 (49.16) - (48.84)
American Funds Growth
  Sub-Account
  (Commenced 4/28/2008)      2008   126,866 89.43 - 114.72 14,183,764          2.31      0.75 - 1.75 (42.37) - (41.97)

1 The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

2 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.

3 These amounts represent the annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

4 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

METLIFE INVESTORS INSURANCE COMPANY

Financial Statements

for the Years Ended December 31, 2008, 2007 and 2006 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and charged its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 10, 2009

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                  2008      2007
                                                                -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,878 and $2,043,
     respectively)............................................  $ 1,576   $ 2,017
  Equity securities available-for-sale, at estimated fair
     value (cost: $21 and $21, respectively)..................        9        18
  Mortgage loans on real estate...............................       76        74
  Policy loans................................................       28        29
  Real estate joint ventures..................................       --         1
  Other limited partnership interests.........................        2         2
  Short-term investments......................................      189        74
  Other invested assets.......................................      109        28
                                                                -------   -------
     Total investments........................................    1,989     2,243
Cash and cash equivalents.....................................      517        81
Accrued investment income.....................................       16        20
Premiums and other receivables................................    1,711       906
Deferred policy acquisition costs and value of business
  acquired....................................................      567       598
Current income tax recoverable................................       33         2
Other assets..................................................      129       131
Separate account assets.......................................    6,633     9,432
                                                                -------   -------
     Total assets.............................................  $11,595   $13,413
                                                                =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $   372   $   292
  Policyholder account balances...............................    2,790     2,167
  Other policyholder funds....................................       46        34
  Deferred income tax liability...............................      147       116
  Payables for collateral under securities loaned and other
     transactions.............................................      385       541
  Other liabilities...........................................      365        43
  Separate account liabilities................................    6,633     9,432
                                                                -------   -------
     Total liabilities........................................   10,738    12,625
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 8)

STOCKHOLDER'S EQUITY:
Common stock, par value $2 per share; 5,000,000 shares
  authorized;
  2,899,446 shares issued and outstanding.....................        6         6
Additional paid-in capital....................................      636       586
Retained earnings.............................................      371       210
Accumulated other comprehensive loss..........................     (156)      (14)
                                                                -------   -------
     Total stockholder's equity...............................      857       788
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $11,595   $13,413
                                                                =======   =======




               See accompanying notes to the financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006


                                  (IN MILLIONS)

                                                               2008   2007   2006
                                                               ----   ----   ----
REVENUES
Premiums.....................................................  $  9   $ 12   $ 65
Universal life and investment-type product policy fees.......   160    162    143
Net investment income........................................   108    104    106
Other revenues...............................................    43     59     62
Net investment gains (losses)................................   330     99    (60)
                                                               ----   ----   ----
  Total revenues.............................................   650    436    316
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................    89     36     91
Interest credited to policyholder account balances...........    84    100    114
Other expenses...............................................   244    205    122
                                                               ----   ----   ----
  Total expenses.............................................   417    341    327
                                                               ----   ----   ----
Income (loss) before provision (benefit) for income tax......   233     95    (11)
Provision (benefit) for income tax...........................    72     23    (17)
                                                               ----   ----   ----
Net income...................................................  $161   $ 72   $  6
                                                               ====   ====   ====




               See accompanying notes to the financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                                            ACCUMULATED
                                                   ADDITIONAL                  OTHER
                                          COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                          STOCK      CAPITAL    EARNINGS        LOSS       TOTAL
                                         -------   ----------   --------   -------------   -----
Balance at January 1, 2006.............       $6      $586        $127         $  (4)      $ 715
Comprehensive income:
  Net income...........................                              6                         6
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            1           1
                                                                                           -----
     Other comprehensive income
       (loss)..........................                                                        1
                                                                                           -----
  Comprehensive income.................                                                        7
                                         -------      ----        ----         -----       -----
Balance at December 31, 2006...........        6       586         133            (3)        722
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1).........................                              5                         5
                                         -------      ----        ----         -----       -----
Balance at January 1, 2007.............        6       586         138            (3)        727
Comprehensive income:
  Net income...........................                             72                        72
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                          (11)        (11)
                                                                                           -----
     Other comprehensive income
       (loss)..........................                                                      (11)
                                                                                           -----
  Comprehensive income.................                                                       61
                                         -------      ----        ----         -----       -----
Balance at December 31, 2007...........        6       586         210           (14)        788
Capital contribution from MetLife, Inc.
  (Note 9).............................                 50                                    50
Comprehensive income:
  Net income...........................                            161                       161
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            3           3
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                         (145)       (145)
                                                                                           -----
     Other comprehensive income
       (loss)..........................                                                     (142)
                                                                                           -----
  Comprehensive income.................                                                       19
                                         -------      ----        ----         -----       -----
Balance at December 31, 2008...........  $     6      $636        $371         $(156)      $ 857
                                         =======      ====        ====         =====       =====




               See accompanying notes to the financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                             2008      2007      2006
                                                           -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income...............................................  $   161   $    72   $     6
Adjustments to reconcile net income to net cash provided
 by
 operating activities:
  Amortization of premiums and accretion of discounts
     associated with investments, net....................       (3)       --         4
  (Gains) losses from sales of investments, net..........     (330)      (99)       60
  Undistributed equity earnings of real estate joint
     ventures............................................       (1)       --        --
  Interest credited to policyholder account balances.....       84       100       114
  Universal life and investment-type product policy
     fees................................................     (160)     (162)     (143)
  Change in accrued investment income....................        4         2         2
  Change in premiums and other receivables...............     (307)      206       (28)
  Change in deferred policy acquisition costs, net.......       95        38       (27)
  Change in insurance-related liabilities................       78        (1)       52
  Change in income tax payable...........................       77       102       (15)
  Change in other assets.................................      115       132       121
  Change in other liabilities............................      322         9         1
                                                           -------   -------   -------
Net cash provided by operating activities................      135       399       147
                                                           -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities...........................      662       925     1,435
     Mortgage loans on real estate.......................        6        16        32
     Real estate joint ventures..........................        2         1         1
  Purchases of:
     Fixed maturity securities...........................     (522)     (910)   (1,162)
     Equity securities...................................       --       (21)       --
     Mortgage loans on real estate.......................       (8)       --       (58)
  Net change in short-term investments...................     (115)        9        (4)
  Net change in other invested assets....................      (10)        1         1
  Other, net.............................................        1        --        --
                                                           -------   -------   -------
Net cash provided by investing activities................       16        21       245
                                                           -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits............................................    1,446     1,579     1,421
     Withdrawals.........................................   (1,055)   (2,047)   (1,733)
  Net change in payables for collateral under securities
     loaned and other transactions.......................     (156)       12        20
  Capital contribution from MetLife, Inc. ...............       50        --        --
                                                           -------   -------   -------
Net cash provided by (used in) financing activities......      285      (456)     (292)
                                                           -------   -------   -------
Change in cash and cash equivalents......................      436       (36)      100
Cash and cash equivalents, beginning of year.............       81       117        17
                                                           -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR...................  $   517   $    81   $   117
                                                           =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash received during the year for:
     Income tax..........................................  $     4   $    84   $     2
                                                           =======   =======   =======




               See accompanying notes to the financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). On November 9, 2006, MetLife Investors Insurance Company of California, a California domiciled life insurance company was merged into MLIIC.

     The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of MLIIC and its former subsidiary through the date of merger. Intercompany transactions have been eliminated for all periods presented on a consolidated basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2008 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the existence and estimated fair value of embedded derivatives requiring bifurcation;

          (v)   the estimated fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the liability for future policyholder benefits;

          (viii) accounting for income taxes and the valuation of deferred tax assets;

          (ix)  accounting for reinsurance transactions; and

          (x)   the liability for litigation and regulatory matters.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the footnotes to the financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

          Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

          Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

          Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures consisting of leveraged buy-out funds and other private equity funds, in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are more fully described in the derivatives accounting policy which follows.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)") for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIEs primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIEs expected losses, receive a majority of a VIEs expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements. The Company did not consolidate any of its VIEs at December 31, 2008 and 2007.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and option contracts, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or
(ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     Management applies significant judgment when determining the estimated fair value of the reporting unit. The valuation methodologies utilized are subject to key assumptions that are sensitive to change. Estimates of fair value

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed management concluded no impairment of goodwill had occurred at December 31, 2008. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2007 and 2006. Goodwill was $33 million at both December 31, 2008 and 2007.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities are approximately 5%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 3% to 8%.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefit riders. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 3% to 14% less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of the embedded derivative.

  Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)  future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 7) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157, which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $20 million ($13 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income
(loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Note 11 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in a VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS 115, Accounting for Certain Investments in Debt and Equity Securities, for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

          (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

          (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

          (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

          (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits. See also Note 7.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of SOP 05-1 and the related TPAs did not have an impact on the Company's financial statements.

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities at January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future annual periods.

  Other Pronouncements

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its financial statements.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings at:

                                                        DECEMBER 31, 2008
                                          --------------------------------------------
                                                         GROSS
                                           COST OR     UNREALIZED
                                          AMORTIZED   -----------    ESTIMATED    % OF
                                             COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                          ---------   ----   ----   ----------   -----
                                                          (IN MILLIONS)
U.S. corporate securities...............    $  712     $ 4   $ 90     $  626      39.7%
Residential mortgage-backed securities..       373       6     68        311      19.7
Commercial mortgage-backed securities...       311      --     96        215      13.7
U.S. Treasury/agency securities.........       175      11     --        186      11.8
Asset-backed securities.................       190      --     43        147       9.3
Foreign corporate securities............       110      --     27         83       5.3
Foreign government securities...........         7       1     --          8       0.5
                                          ---------   ----   ----   ----------   -----
  Total fixed maturity securities
     (1),(2)............................    $1,878     $22   $324     $1,576     100.0%
                                          =========   ====   ====   ==========   =====
Non-redeemable preferred stock (1)......    $   21    $ --   $ 12     $    9     100.0%
                                          ---------   ----   ----   ----------   -----
  Total equity securities...............    $   21     $--   $ 12     $    9     100.0%
                                          =========   ====   ====   ==========   =====




                                                        DECEMBER 31, 2007
                                          --------------------------------------------
                                                         GROSS
                                           COST OR     UNREALIZED
                                          AMORTIZED   -----------    ESTIMATED    % OF
                                             COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                          ---------   ----   ----   ----------   -----
                                                          (IN MILLIONS)
U.S. corporate securities...............    $  825     $ 6    $16     $  815      40.4%
Residential mortgage-backed securities..       459       2      6        455      22.6
Commercial mortgage-backed securities...       289       1      6        284      14.1
U.S. Treasury/agency securities.........       225       3     --        228      11.3
Asset-backed securities.................        95      --      9         86       4.2
Foreign corporate securities............       136       1      4        133       6.6
Foreign government securities...........        14       2     --         16       0.8
                                          ---------   ----   ----   ----------   -----
  Total fixed maturities (1),(2)........    $2,043     $15    $41     $2,017     100.0%
                                          =========   ====   ====   ==========   =====
Non-redeemable preferred stock (1)......    $   21    $ --    $ 3     $   18     100.0%
                                          ---------   ----   ----   ----------   -----
  Total equity securities...............    $   21     $--    $ 3     $   18     100.0%
                                          =========   ====   ====   ==========   =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." There were no such perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       December 31, 2008 and 2007. In addition, the Company held $9 million and $18 million at estimated fair value at December 31, 2008 and 2007, respectively, of other perpetual hybrid securities, primarily U.S. financial institutions, also included in non-redeemable preferred stock. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $11 million and $24 million, respectively.

   (2) At December 31, 2008 and 2007, the Company also held $8 million and $13 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $8 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2008 and 2007.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $61 million and $88 million at December 31, 2008 and 2007, respectively. These securities had net unrealized losses of $17 million and less than $1 million at December 31, 2008 and 2007, respectively.

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were less than $1 million at both December 31, 2008 and 2007. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million at both December 31, 2008 and 2007.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $3 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers, all of which are included within asset-backed securities and 5% and 95% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. As described below, all of the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $186 million and $228 million, respectively. As shown in the sector table above, at December 31, 2008 the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (39.7%), residential mortgage-backed securities (19.7%), and commercial mortgage-backed securities (13.7%); and at December 31, 2007 were U.S. corporate fixed maturity securities (40.4%), residential mortgage-backed securities (22.6%), and commercial mortgage-backed securities (14.1%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $709 million and $948 million, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of total cash and invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $24 million and $20 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $159 million and $188 million, respectively, the total of these ten issuers being less

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


than 7% and 9% of the Company's total cash and invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Finance.....................................    $    151    21.3%    $    284    30.0%
Industrial..................................         146    20.6          192    20.2
Consumer....................................         105    14.8          156    16.5
Utility.....................................         104    14.7          101    10.6
Foreign (1).................................          83    11.7          133    14.0
Communications..............................          70     9.9           71     7.5
Other.......................................          50     7.0           11     1.2
                                              ----------   -----   ----------   -----
  Total.....................................        $709   100.0%        $948   100.0%
                                              ==========   =====   ==========   =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities - The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Collateralized mortgage obligations.......    $    228    73.3%    $    304    66.8%
  Pass-through securities...................          83    26.7          151    33.2
                                              ----------   -----   ----------   -----
Total residential mortgage-backed
  securities................................        $311   100.0%        $455   100.0%
                                              ==========   =====   ==========   =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 59%, 29%, and 12% of the total holdings, respectively. At December 31, 2008 and 2007, $272 million and $455 million, respectively, or 87% and 100% respectively, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P, or Fitch Ratings ("Fitch"). The majority of the residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure was $39 million and $79 million, respectively, with an unrealized loss of $29 million and $1 million respectively. At December 31, 2008 and 2007, $7 million and $79 million, respectively, or 18% and 100% respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AAA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008, the Company's Alt-A holdings are distributed as follows: 7% 2007 vintage year, 74% 2006 vintage year; and 19% 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of the Company's Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $215 million and $284 million, respectively, at estimated fair value. At December 31, 2008 and 2007, $185 million and $206 million, respectively, of the estimated fair value, or 86% and 72%, respectively, of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P, or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows:
86% Aaa, 8% Aa, 5% A, and 1% Baa. At December 31, 2008, 91% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities or commercial real estate collateralized debt obligations securities.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $147 million and $86 million, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $129 million and $41 million, respectively, or 88% and 48%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, student loan receivables, and residential mortgage-backed securities backed by sub-prime mortgage loans of 60%, 10% and 5% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $7 million and $19 million, respectively, and unrealized losses of $14 million and $7 million, respectively. At December 31, 2008, 48% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, of which 5% and 95% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively.

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any significant concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity in its equity securities holdings.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $   78      $   75       $   74      $   74
Due after one year through five years...       426         395          508         506
Due after five years through ten years..       286         245          311         306
Due after ten years.....................       214         188          307         306
                                          ---------   ----------   ---------   ----------
  Subtotal..............................     1,004         903        1,200       1,192
Mortgage-backed and asset-backed
  securities............................       874         673          843         825
                                          ---------   ----------   ---------   ----------
  Total fixed maturity securities.......    $1,878      $1,576       $2,043      $2,017
                                          =========   ==========   =========   ==========



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive loss, are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................   $(302)    $(26)     $(9)
Equity securities...................................     (12)      (3)      --
Derivatives.........................................       3       --       --
                                                      ------   ------   ------
  Subtotal..........................................    (311)     (29)      (9)
                                                      ------   ------   ------
Amounts allocated from DAC and VOBA.................      71        8        4
Deferred income tax.................................      84        7        2
                                                      ------   ------   ------
  Subtotal..........................................     155       15        6
                                                      ------   ------   ------
Net unrealized investment gains (losses)............   $(156)   $ (14)   $  (3)
                                                      ======   ======   ======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance, January 1,.................................   $ (14)    $ (3)     $(4)
Unrealized investment gains (losses) during the
  year..............................................    (282)     (20)      --
Unrealized investment gains (losses) relating to:
  DAC and VOBA......................................      63        4        1
  Deferred income tax...............................      77        5       --
                                                      ------   ------   ------
Balance, December 31,...............................   $(156)    $(14)     $(3)
                                                      ======   ======   ======
Change in net unrealized investment gains (losses)..   $(142)   $ (11)   $   1
                                                      ======   ======   ======



  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                   DECEMBER 31, 2008
                                     -----------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                       LESS THAN 12 MONTHS          THAN 12 MONTHS                 TOTAL
                                     -----------------------   -----------------------   -------------------------
                                                     GROSS                     GROSS                       GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED     ESTIMATED    UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS       FAIR VALUE       LOSS
                                     ----------   ----------   ----------   ----------   ------------   ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........   $     437   $       60   $       92   $       30   $        529   $       90
Residential mortgage-backed
  securities.......................          50           11           85           57            135           68
Commercial mortgage-backed
  securities.......................         114           22          101           74            215           96
Asset-backed securities............          96           19           31           24            127           43
Foreign corporate securities.......          49            9           33           18             82           27
Foreign government securities......           1           --           --           --              1           --
                                     ----------   ----------   ----------   ----------   ------------   ----------
  Total fixed maturity securities..        $747         $121         $342         $203         $1,089         $324
                                     ==========   ==========   ==========   ==========   ============   ==========
Equity securities..................        $ --         $ --         $  8         $ 12         $    8         $ 12
                                     ==========   ==========   ==========   ==========   ============   ==========
Total number of securities in an
  unrealized loss position.........         209                       127
                                     ==========                ==========


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   DECEMBER 31, 2007
                                     -----------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                       LESS THAN 12 MONTHS          THAN 12 MONTHS                 TOTAL
                                     -----------------------   -----------------------   -------------------------
                                                     GROSS                     GROSS                       GROSS
                                      ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED     ESTIMATED    UNREALIZED
                                     FAIR VALUE      LOSS      FAIR VALUE      LOSS       FAIR VALUE       LOSS
                                     ----------   ----------   ----------   ----------   ------------   ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........   $     305    $      11   $      143    $       5   $        448    $      16
Residential mortgage-backed
  securities.......................         215            5           68            1            283            6
Commercial mortgage-backed
  securities.......................          16           --          174            6            190            6
Asset-backed securities............          51            6           17            3             68            9
Foreign corporate securities.......          78            4           23           --            101            4
                                     ----------   ----------   ----------   ----------   ------------   ----------
  Total fixed maturity securities..        $665          $26         $425          $15         $1,090          $41
                                     ==========   ==========   ==========   ==========   ============   ==========
Equity securities..................        $ 18          $ 3         $ --          $--         $   18          $ 3
                                     ==========   ==========   ==========   ==========   ============   ==========
Total number of securities in an
  unrealized loss position.........         154                       103
                                     ==========                ==========



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                               DECEMBER 31, 2008
                                            -------------------------------------------------------
                                            COST OR AMORTIZED   GROSS UNREALIZED      NUMBER OF
                                                   COST               LOSS            SECURITIES
                                            -----------------  -----------------  -----------------
                                            LESS THAN  20% OR  LESS THAN  20% OR  LESS THAN  20% OR
                                               20%      MORE      20%      MORE      20%      MORE
                                            ---------  ------  ---------  ------  ---------  ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months......................   $    322  $  517    $    21  $  206         86     132
Six months or greater but less than nine
  months..................................        195       6         18       4         41       2
Nine months or greater but less than
  twelve months...........................        160      38         24      24         25       7
Twelve months or greater..................        170       5         23       4         40       2
                                            ---------  ------  ---------  ------
  Total...................................       $847    $566        $86    $238
                                            =========  ======  =========  ======
EQUITY SECURITIES:
Less than six months......................       $ --    $ --        $--    $ --         --      --
Six months or greater but less than nine
  months..................................         --      --         --      --         --      --
Nine months or greater but less than
  twelve months...........................         --      20         --      12         --       1
Twelve months or greater..................         --      --         --      --         --      --
                                            ---------  ------  ---------  ------
  Total...................................       $ --    $ 20        $--    $ 12
                                            =========  ======  =========  ======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2007
                                          ---------------------------------------------------------------
                                            COST OR AMORTIZED      GROSS UNREALIZED         NUMBER OF
                                                  COST                   LOSS              SECURITIES
                                          --------------------   -------------------   ------------------
                                           LESS THAN    20% OR   LESS THAN    20% OR   LESS THAN   20% OR
                                              20%        MORE       20%        MORE       20%       MORE
                                          -----------   ------   ---------   -------   ---------   ------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months....................  $       431    $  11     $    11   $     4          88        5
Six months or greater but less than nine
  months................................          152       --           7        --          44       --
Nine months or greater but less than
  twelve months.........................           98       --           5        --          18       --
Twelve months or greater................          439       --          14        --         101       --
                                          -----------   ------   ---------   -------
  Total.................................       $1,120      $11         $37       $ 4
                                          ===========   ======   =========   =======
EQUITY SECURITIES:
Less than six months....................       $   --      $--         $--      $ --          --       --
Six months or greater but less than nine
  months................................           --       --          --        --          --       --
Nine months or greater but less than
  twelve months.........................           21       --           3        --           2       --
Twelve months or greater................           --       --          --        --          --       --
                                          -----------   ------   ---------   -------
  Total.................................       $   21      $--         $ 3       $--
                                          ===========   ======   =========   =======



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $86 million and $37 million, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 10% and 3%, respectively, of the cost or amortized cost of such securities. At December 31, 2008, there were no unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost. At December 31, 2007, $3 million of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 14% of the cost of such securities.

     At December 31, 2008, $238 million and $12 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 42% and 60% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $238 million, $206 million were related to fixed maturity securities that were in an unrealized loss position for a period of less than six months. Of such unrealized losses of $12 million, all were related to equity securities that were in an unrealized loss position for a period of nine months or more. At December 31, 2007, $4 million of unrealized losses related to fixed maturity securities, with an unrealized loss position of 20% or more of cost or amortized cost, which

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


represented 36% of the cost or amortized cost of such fixed maturity securities, respectively. Of such unrealized losses all were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity securities and one equity security, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. The two fixed maturity securities represented 15%, or $47 million in the aggregate, of the gross unrealized loss on fixed maturity securities. The one equity security represented all, or $12 million in the aggregate, of the gross unrealized loss on equity securities. The Company held no fixed maturity securities or equity securities with a gross unrealized loss of greater than $10 million at December 31, 2007. These securities with a gross unrealized loss greater than $10 million were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration of, and severity of, an unrealized loss position, such as unrealized losses of 20% or more for equity securities, which was $12 million and $0 at December 31, 2008 and 2007, respectively, is given greater weight and consideration, than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     Equity securities with an unrealized loss of 20% or more for nine months or more was $12 million as of December 31, 2008, all of which are financial services investment grade non-redeemable preferred securities that are rated A or higher.

     There were no equity securities with an unrealized loss of 20% or more for twelve months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized loss.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $336 million and $44 million, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
SECTOR:
Commercial mortgage-backed securities........................    29%    14%
U.S. corporate securities....................................    27     36
Residential mortgage-backed securities.......................    20     14
Asset-backed securities......................................    13     20
Foreign corporate securities.................................     8      9
Other........................................................     3      7
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===
INDUSTRY:
Mortgage-backed..............................................    49%    28%
Finance......................................................    23     35
Asset-backed.................................................    13     20
Consumer.....................................................     7     --
Utility......................................................     4      3
Industrial...................................................     1     13
Other........................................................     3      1
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                               ------------------
                                                               2008   2007   2006
                                                               ----   ----   ----
                                                                  (IN MILLIONS)
Fixed maturity securities....................................  $(25)   $(6)  $(17)
Equity securities............................................    --     (1)    --
Other limited partnership interests..........................    --     --     (1)
Freestanding derivatives.....................................    81     15    (12)
Embedded derivatives.........................................   274     91    (30)
                                                               ----   ----   ----
  Net investment gains (losses)..............................  $330    $99   $(60)
                                                               ====   ====   ====



     See Note 6 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                   FIXED MATURITY
                                     SECURITIES           EQUITY SECURITIES             TOTAL
                               ----------------------  ----------------------  ----------------------
                                2008    2007    2006    2008    2007    2006    2008    2007    2006
                               ------  ------  ------  ------  ------  ------  ------  ------  ------
                                                            (IN MILLIONS)
Proceeds.....................   $464    $657   $1,051   $  --   $  --   $  --   $464    $657   $1,051
                               ======  ======  ======  ======  ======  ======  ======  ======  ======
Gross investment gains.......      1       1        4      --      --      --      1       1        4
                               ------  ------  ------  ------  ------  ------  ------  ------  ------
Gross investment losses......    (18)     (6)     (21)     --      --      --    (18)     (6)     (21)
                               ------  ------  ------  ------  ------  ------  ------  ------  ------
Writedowns
     Credit-related..........     (8)     (1)      --      --      (1)     --     (8)     (2)      --
                               ------  ------  ------  ------  ------  ------  ------  ------  ------
  Net investment gains
     (losses)................   $(25)   $ (6)  $  (17)    $--     $(1)    $--   $(25)   $ (7)  $  (17)
                               ======  ======  ======  ======  ======  ======  ======  ======  ======



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $8 million and $2 million for the years ended December 31, 2008 and 2007, respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses) during 2006. The substantial increase in 2008 over 2007 was driven by writedowns totaling $3 million of financial services industry securities holdings and $5 million on asset-backed (substantially all are backed by or exposed to sub-prime mortgage loans) all of which were fixed maturity securities.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2008     2007     2006
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Fixed maturity securities............................  $110     $118     $119
Equity securities....................................     1        1       --
Mortgage loans on real estate........................     5        5        5
Policy loans.........................................     2        2        2
Other limited partnership interests..................     1        1        1
Cash, cash equivalents and short-term investments....     4        8        7
Other................................................     1       --       --
                                                       ----     ----     ----
  Total investment income............................   124      135      134
Less: Investment expenses............................    16       31       28
                                                       ----     ----     ----
  Net investment income..............................  $108     $104     $106
                                                       ====     ====     ====



     Net investment income from other limited partnership interests represents distributions from other limited partnership interests accounted for under the cost method. Overall for 2008, the net amount recognized by the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

Company was a gain of $1 million resulting principally from gains on cost method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets.

     Affiliated investment expenses, included in the table above, were $1 million for each of the years ended December 31, 2008, 2007 and 2006. See
"-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities with a cost or amortized cost of $319 million and $523 million and an estimated fair value of $322 million and $525 million were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $324 million and $541 million at December 31, 2008 and 2007, respectively. Of this $324 million of cash collateral at December 31, 2008, $189 million was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $128 million and $7 million, respectively, were due within 30 days and 60 days. Of the $188 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $186 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage-backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $272 million at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

     Security collateral of $6 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008 may not be sold or repledged and is not reflected in the financial statements. There was no security collateral on deposit from counterparties in connection with the securities lending transactions at December 31, 2007.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $8 million and $7 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Agricultural mortgage loans...................   $  48      63.2%   $  40      54.1%
Commercial mortgage loans.....................      28      36.8       34      45.9
                                                ------   -------   ------   -------
Total mortgage loans on real estate...........     $76     100.0%     $74     100.0%
                                                ======   =======   ======   =======


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2008, 20%, 16% and 12% of the value of the Company's mortgage loans on real estate were located in District of Columbia, Alabama and Arizona, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $2 million at both December 31, 2008 and 2007.

     For each of the years ended December 31, 2008, 2007 and 2006, net investment income from other limited partnership interests was $1 million.

  OTHER INVESTED ASSETS

     At December 31, 2008 and 2007, the carrying value of freestanding derivatives with positive fair values, included in other invested assets, was $109 million and $28 million, respectively.

     See Note 3 regarding the freestanding derivatives with positive estimated fair values.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $2 million and $70 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, which is an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $2 million, $4 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Estimated fair value of assets transferred to
  affiliates............................................  $ --    $23   $127
Amortized cost of assets transferred to affiliates......   $--    $23   $129
Net investment gains (losses) recognized on transfers...   $--   $ --   $ (2)
Estimated fair value of assets transferred from
  affiliates............................................   $--    $--   $ 21

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                           DECEMBER 31, 2008                DECEMBER 31, 2007
                                    ------------------------------   ------------------------------
                                                  CURRENT MARKET                   CURRENT MARKET
                                                  OR FAIR VALUE                    OR FAIR VALUE
                                               -------------------              -------------------
                                    NOTIONAL              LIABILI-   NOTIONAL              LIABILI-
                                     AMOUNT     ASSETS      TIES      AMOUNT     ASSETS      TIES
                                    --------   --------   --------   --------   --------   --------
                                                             (IN MILLIONS)
Interest rate swaps...............   $   --      $ --       $ --      $    9      $ --       $ --
Interest rate floors..............    2,040       105         --       2,460        27         --
Foreign currency swaps............        8         4         --           8         1         --
Financial forwards................       --        --         --          25        --         --
Credit default swaps..............       41        --         --          30        --         --
                                     ------      ----       ----      ------      ----       ----
  Total...........................   $2,089      $109        $--      $2,532       $28        $--
                                     ======      ====       ====      ======      ====       ====



     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                               REMAINING LIFE
                                          -------------------------------------------------------
                                                        AFTER        AFTER
                                                      ONE YEAR    FIVE YEARS
                                          ONE YEAR     THROUGH      THROUGH    AFTER TEN
                                           OR LESS   FIVE YEARS    TEN YEARS     YEARS      TOTAL
                                          --------   ----------   ----------   ---------   ------
                                                               (IN MILLIONS)
Interest rate floors....................  $     --     $     --      $ 2,040    $     --   $2,040
Foreign currency swaps..................        --           --           --           8        8
Credit default swaps....................        --           34            7          --       41
                                          --------   ----------   ----------   ---------   ------
  Total.................................       $--          $34       $2,047         $ 8   $2,089
                                          ========   ==========   ==========   =========   ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                     DECEMBER 31, 2008                DECEMBER 31, 2007
                              ------------------------------   ------------------------------
                                              FAIR VALUE                       FAIR VALUE
                                         -------------------              -------------------
                              NOTIONAL              LIABILI-   NOTIONAL              LIABILI-
                               AMOUNT     ASSETS      TIES      AMOUNT     ASSETS      TIES
                              --------   --------   --------   --------   --------   --------
                                                       (IN MILLIONS)
Fair value..................   $   --      $ --       $ --      $    8       $ 1       $ --
Cash flow...................        8         4         --           4        --         --
Non-qualifying..............    2,081       105         --       2,520        27         --
                               ------      ----       ----      ------       ---       ----
  Total.....................   $2,089      $109        $--      $2,532       $28        $--
                               ======      ====       ====      ======       ===       ====



     The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the years ended December 31, 2008, 2007 and 2006.

     The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for each of the years ended December 31, 2008, 2007 and 2006.

  FAIR VALUE HEDGES

     The Company designates and accounts for interest rate swaps to convert fixed rate investments to floating rate investments as fair value hedges when they have met the requirements of SFAS 133.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008 and 2007. The Company did not have any fair value hedges during the year ended December 31, 2006.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities as cash flow hedges, when they have met the requirements of SFAS 133.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     For each of the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007, and 2006.

     For the year ended December 31, 2008, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was $4 million, which represents the net gain on the effective portion of cash flow hedges. For the years ended December 31, 2007 and 2006, the net amounts deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant.

     At December 31, 2008, insignificant amounts of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2009.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and purchased floors to economically hedge its exposure to interest rates; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity variance swaps as a macro hedge on certain invested assets; and (v) credit default swaps to synthetically create investments.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                          ----------------------
                                                          2008     2007     2006
                                                          ----     ----     ----
                                                               (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives........................................      $81      $15     $(12)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated ceded reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefit riders....................  $569    $73
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefit riders...................  $226    $17

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses) (1).......................  $274    $91   $(30)


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $136 million in connection with this adjustment.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 11 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments.

     At December 31, 2008, the Company was obligated to return cash collateral under its control of $61 million. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The Company had no cash collateral under its control at December 31, 2007.

     In addition, the Company may have exchange-traded futures, which require the pledging of collateral. At December 31, 2008, the Company did not provide any securities collateral for exchange traded futures. At December 31, 2007, the Company pledged securities collateral for exchange-traded futures of $3 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $26 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                                 DECEMBER 31, 2008
                                            -----------------------------------------------------------
                                                               MAXIMUM AMOUNT
                                             FAIR VALUE OF   OF FUTURE PAYMENTS       WEIGHTED
RATING AGENCY DESIGNATION OF REFERENCED     CREDIT DEFAULT      UNDER CREDIT       AVERAGE YEARS
CREDIT OBLIGATIONS (1)                           SWAPS        DEFAULT SWAPS (2)   TO MATURITY (3)
------------------------------------------  --------------   ------------------   ---------------
                                                                   (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate)..........................       $ --                $ 2                5.0
  Credit default swaps referencing
     indices..............................         --                 24                4.0
                                                 ----                ---
     Subtotal.............................         --                 26                4.1
                                                 ----                ---
Baa
  Single name credit default swaps
     (corporate)..........................         --                 --                 --
  Credit default swaps referencing
     indices..............................         --                 --                 --
                                                 ----                ---
     Subtotal.............................         --                 --                 --
                                                 ----                ---
Ba
  Single name credit default swaps
     (corporate)..........................         --                 --                 --
  Credit default swaps referencing
     indices..............................         --                 --                 --
                                                 ----                ---
     Subtotal.............................         --                 --                 --
                                                 ----                ---
B
  Single name credit default swaps
     (corporate)..........................         --                 --                 --
  Credit default swaps referencing
     indices..............................         --                 --                 --
                                                 ----                ---
     Subtotal.............................         --                 --                 --
                                                 ----                ---
Caa and lower
  Single name credit default swaps
     (corporate)..........................         --                 --                 --
  Credit default swaps referencing
     indices..............................         --                 --                 --
                                                 ----                ---
     Subtotal.............................         --                 --                 --
                                                 ----                ---
In or near default
  Single name credit default swaps
     (corporate)..........................         --                 --                 --
  Credit default swaps referencing
     indices..............................         --                 --                 --
                                                 ----                ---
     Subtotal.............................         --                 --                 --
                                                 ----                ---
                                                  $--                $26                4.1
                                                 ====                ===



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                          DAC   VOBA   TOTAL
                                                         ----   ----   -----
                                                            (IN MILLIONS)
Balance at January 1, 2006.............................  $441   $163    $604
  Capitalizations......................................    80     --      80
                                                         ----   ----    ----
       Subtotal........................................   521    163     684
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................   (13)    (3)    (16)
     Other expenses....................................    85    (17)     68
                                                         ----   ----    ----
       Total amortization..............................    72    (20)     52
                                                         ----   ----    ----
  Less: Unrealized investment gains (losses)...........    --     (1)     (1)
                                                         ----   ----    ----
Balance at December 31, 2006...........................   449    184     633
  Capitalizations......................................    89     --      89
                                                         ----   ----    ----
       Subtotal........................................   538    184     722
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................    34      6      40
     Other expenses....................................    63     25      88
                                                         ----   ----    ----
       Total amortization..............................    97     31     128
                                                         ----   ----    ----
  Less: Unrealized investment gains (losses)...........    (3)    (1)     (4)
                                                         ----   ----    ----
Balance at December 31, 2007...........................   444    154     598
  Capitalizations......................................    89     --      89
                                                         ----   ----    ----
       Subtotal........................................   533    154     687
                                                         ----   ----    ----
  Less: Amortization related to:
     Net investment gains (losses).....................    31     --      31
     Other expenses....................................   117     35     152
                                                         ----   ----    ----
       Total amortization..............................   148     35     183
                                                         ----   ----    ----
  Less: Unrealized investment gains (losses)...........   (50)   (13)    (63)
                                                         ----   ----    ----
Balance at December 31, 2008...........................  $435   $132    $567
                                                         ====   ====    ====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $17 million in 2009, $15 million in 2010, $14 million in 2011, $12 million in 2012, and $11 million in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                       POLICYHOLDER         OTHER
                                    FUTURE POLICY        ACCOUNT         POLICYHOLDER
                                       BENEFITS          BALANCES           FUNDS
                                   ---------------   ---------------   ---------------
                                                       DECEMBER 31,
                                   ---------------------------------------------------
                                    2008     2007     2008     2007     2008     2007
                                   ------   ------   ------   ------   ------   ------
                                                      (IN MILLIONS)
Traditional life.................   $  8     $  8    $   --   $   --    $ --     $ --
Variable & universal life........     --       --       130      134       1        3
Annuities........................    364      284     2,660    2,033      45       31
                                    ----     ----    -- ---   -- ---    ----     ----
Total............................   $372     $292    $2,790   $2,167     $46      $34
                                    ====     ====    == ===   == ===    ====     ====



  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2008     2007     2006
                                                         ----     ----     ----
                                                              (IN MILLIONS)
Balance at January 1,..................................  $ 90      $80     $ 75
Capitalization.........................................    18       19       19
Amortization...........................................   (20)      (9)     (14)
                                                         ----      ---     ----
Balance at December 31,................................  $ 88      $90     $ 80
                                                         ====      ===     ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $6,633 million and $9,432 million at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $141 million, $138 million and $115 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For each of the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                                  DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2008                             2007
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value................     $   2,382             N/A        $   2,635             N/A
Net amount at risk (2)................     $     675 (3)         N/A        $      10 (3)         N/A
Average attained age of
  contractholders.....................      62 years             N/A         60 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value................     $   5,390       $   4,239        $   8,070       $   5,516
Net amount at risk (2)................     $   2,256 (3)   $   2,003 (4)    $     225 (3)   $      89 (4)
Average attained age of
  contractholders.....................      62 years        62 years         63 years        62 years


--------

   (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                                  ANNUITY
                                                                 CONTRACTS
                                                               -------------
                                                                 GUARANTEED
                                                               ANNUITIZATION
                                                                  BENEFITS
                                                               -------------
                                                               (IN MILLIONS)
Balance at January 1, 2006...................................     $     --
Incurred guaranteed benefits.................................           --
Paid guaranteed benefits.....................................           --
                                                               -------------
Balance at December 31, 2006.................................           --
Incurred guaranteed benefits.................................            8
Paid guaranteed benefits.....................................           --
                                                               -------------
Balance at December 31, 2007.................................            8
Incurred guaranteed benefits.................................           41
Paid guaranteed benefits.....................................           --
                                                               -------------
Balance at December 31, 2008.................................          $49
                                                               =============


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Excluded from the table above are guaranteed annuitization benefit liabilities on the Company's annuity contracts of $67 million, $21 million and $24 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
Mutual Fund Groupings
  Equity..................................................  $4,134   $4,670
  Balanced................................................   1,838    4,073
  Bond....................................................     346      445
  Money Market............................................     242      125
  Specialty...............................................      30       58
                                                            ------   ------
     Total................................................  $6,590   $9,371
                                                            ======   ======



6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company reinsures 100% of the living and death benefit riders associated with its variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2008     2007     2006
                                                       ----     ----     ----
                                                            (IN MILLIONS)
PREMIUMS:
  Direct premiums....................................  $  9     $ 13     $ 65
  Reinsurance ceded..................................    --       (1)      --
                                                       ----     ----     ----
     Net premiums....................................  $  9     $ 12     $ 65
                                                       ====     ====     ====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees.....................................  $191     $201     $177
  Reinsurance ceded..................................   (31)     (39)     (34)
                                                       ----     ----     ----
     Net universal life and investment-type product
       policy fees...................................  $160     $162     $143
                                                       ====     ====     ====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims............  $150     $ 43     $ 99
  Reinsurance ceded..................................   (61)      (7)      (8)
                                                       ----     ----     ----
     Net policyholder benefits and claims............  $ 89     $ 36     $ 91
                                                       ====     ====     ====



     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                            ----------------
                                                             2008      2007
                                                            ------   -------
                                                              (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $    7   $    --
Claim recoverables........................................       1        --
                                                            ------   -------
  Total...................................................  $    8      $ --
                                                            ======   =======
AFFILIATED RECOVERABLES:
Deposit recoverables......................................  $1,033      $738
Future policy benefit recoverables........................     636       103
Claim recoverables........................................       4         1
All other recoverables....................................      32        58
                                                            ------   -------
  Total...................................................  $1,705      $900
                                                            ======   =======



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. At December 31, 2008, the Company has $276 million of affiliated reinsurance recoverable balances secured through irrevocable letters of credit issued and $139 million of affiliated reinsurance recoverable balances secured by funds held in trust as collateral.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's five largest unaffiliated reinsurers account for $8 million, or 100%, of its total unaffiliated reinsurance recoverable balances at December 31, 2008.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were insignificant at both December 31, 2008 and 2007. Reinsurance balances payable to affiliated reinsurers, included in liabilities, were $91 million and $5 million at December 31, 2008 and 2007, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries including Metropolitan Life Insurance Company ("MLIC") and Exeter Reassurance Company, Ltd. The Company also has reinsurance agreements with Reinsurance Group of America, Incorporated, ("RGA"), a former affiliate, which was split-off from MetLife in September 2008. The table below includes amounts related to transactions with RGA through the date of the split-off.

     The following table reflects related party reinsurance information:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2008   2007   2006
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Ceded fees, included in universal life and investment-
  type product policy fees...............................   $30    $38    $33
Income from deposit contracts, included in other
  revenues...............................................   $29    $45    $45
Ceded benefits, included in policyholder benefits and
  claims.................................................   $61    $ 7    $ 8
Interest costs on ceded reinsurance, included in other
  expenses...............................................   $(1)   $(2)   $(2)


     The Company has ceded risks to an affiliate related to guaranteed minimum benefit riders written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives ceded are included within premiums and other receivables and were assets of $569 million and $73 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006, net investment gains (losses) included $496 million, $110 million and ($36) million, respectively, in changes in fair value of such embedded derivatives.

7.  INCOME TAX

     The provision (benefit) for income tax is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2008     2007     2006
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Current:
  Federal.............................................  $(36)     $(4)    $(81)
Deferred:
  Federal.............................................   108       27       64
                                                        ----      ---     ----
Provision (benefit) for income tax....................  $ 72      $23     $(17)
                                                        ====      ===     ====


                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The reconciliation of the income tax provision (benefit) at the U.S. statutory rate to the provision (benefit) for income tax as reported is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2008     2007     2006
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Tax provision at U.S. statutory rate..................  $ 82     $ 33     $ (4)
Tax effect of:
  Tax-exempt investment income........................   (10)      (9)      (9)
  Prior year tax......................................    --       (2)      (3)
  Other, net..........................................    --        1       (1)
                                                        ----     ----     ----
Provision (benefit) for income tax....................  $ 72      $23     $(17)
                                                        ====     ====     ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             -----   -----
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables.................  $  --   $  73
  Net unrealized investment losses.........................     84       7
  Other....................................................      1       1
                                                             -----   -----
                                                                85      81
                                                             -----   -----
Deferred income tax liabilities:
  Investments..............................................     35      13
  Policyholder liabilities and receivables.................     24      --
  DAC......................................................    173     184
                                                             -----   -----
                                                               232     197
                                                             -----   -----
Net deferred income tax liability..........................  $(147)  $(116)
                                                             =====   =====



     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     The Company has not recorded a valuation allowance against the deferred tax asset of $84 million recognized in connection with unrealized investment losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     Effective January 1, 2006, the Company joined with MetLife and its includable affiliates in filing a federal income tax return. The Company participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Pursuant to the tax sharing agreement, the amount due from affiliates is $33 million and $2 million as of December 31, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2004. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     As a result of the implementation of FIN 48, the Company recognized a $5 million decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $10 million and $9 million, respectively, related to the separate account DRD.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006. At both December 31, 2008 and 2007, the Company maintained a liability of $8 million, and a related asset for premium tax offsets of $800 thousand for undiscounted future assessments in respect of impaired, insolvent or failed insurers. At December 31, 2007, the Company also held a receivable of $7 million, recorded in other assets, for reimbursement of assessments incurred in a prior acquisition. There were no such receivables at December 31, 2008.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amount of this unfunded commitment was $1 million at December 31, 2008. The Company did not have unfunded commitments at December 31, 2007. The Company anticipates that this amount will be invested in partnerships over the next five years.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had no liability for indemnities, guarantees and commitments at both December 31, 2008 and 2007.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $26 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. As of December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

     See Note 3 for further disclosures related to credit default swap obligations.

9.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received a cash contribution of $50 million from MetLife during the year ended December 31, 2008. There were no contributions received for the years ended December 31, 2007 and 2006.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance (the "Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income (loss) of the Company, as filed with the Department, was ($35) million, $40 million and $116 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Department, was $398 million and $329 million at December 31, 2008 and 2007, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, the maximum amount of dividends the Company is permitted to pay, without prior insurance regulatory clearance, is the greater of: (i) 10% of its statutory surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since the Company's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2009 without prior approval of the Missouri Commissioner of Insurance.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year...........................................  $(305)  $ (27)   $(22)
Income tax effect of holding gains (losses)..........    107       9       8
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.............................     26       7      18
  Amortization of premiums and accretion of discounts
     associated with investments ....................     (3)     --       4
  Income tax effect..................................     (8)     (3)     (8)
Allocation of holding losses on investments relating
  to other policyholder amounts......................     63       4       1
Income tax effect of allocation of holding losses to
  other policyholder amounts.........................    (22)     (1)     --
                                                       -- --   -- --    - --
Other comprehensive income (loss)....................  $(142)   $(11)   $  1
                                                       == ==   == ==    = ==



10.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2008    2007    2006
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Compensation.........................................   $ 18    $ 16    $ 14
Commissions..........................................     85      95      82
Amortization of DAC and VOBA.........................    183     128      52
Capitalization of DAC................................    (89)    (89)    (80)
Insurance tax........................................      2       3       3
Other................................................     45      52      51
                                                        ----    ----    ----
Total other expenses.................................   $244    $205    $122
                                                        ====    ====    ====



     For the years ended December 31, 2008, 2007 and 2006, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 6. See also Note 12 for discussion of affiliated expenses included in the table above.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     See Note 4 for a rollforward of DAC including impacts of amortization and capitalization.

11.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                                              ESTIMATED
                                                       NOTIONAL    CARRYING      FAIR
DECEMBER 31, 2007                                       AMOUNT      VALUE       VALUE
-----------------                                     ---------   ---------   ---------
                                                                (IN MILLIONS)
Assets:
  Fixed maturity securities.........................               $ 2,017     $ 2,017
  Equity securities.................................                $   18      $   18
  Mortgage loans on real estate.....................                $   74      $   76
  Policy loans......................................                $   29      $   29
  Short-term investments............................                $   74      $   74
  Cash and cash equivalents.........................                $   81      $   81
  Accrued investment income.........................                $   20      $   20
Liabilities:
  Policyholder account balances.....................                $2,033      $1,956
  Payables for collateral under securities loaned
     transactions...................................                $  541      $  541


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage Loans on Real Estate -- Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Payables for Collateral Under Securities Loaned Transactions -- The estimated fair value for payables for collateral under securities loaned transactions approximates carrying value.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial forwards, interest rate, credit default and foreign currency swaps and interest rate floors are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

                                                                                ESTIMATED
                                                         NOTIONAL    CARRYING      FAIR
DECEMBER 31,  2008                                        AMOUNT      VALUE       VALUE
------------------                                      ---------   ---------   ---------
                                                                  (IN MILLIONS)
Assets:
  Fixed maturity securities..........................                 $1,576      $1,576
  Equity securities..................................                 $    9      $    9
  Mortgage loans on real estate......................                 $   76      $   78
  Policy loans.......................................                 $   28      $   35
  Other limited partnership interests................                 $    2      $    2
  Short-term investments.............................                 $  189      $  189
  Other invested assets (1)..........................     $2,075      $  109      $  109
  Cash and cash equivalents..........................                 $  517      $  517
  Accrued investment income..........................                 $   16      $   16
  Premiums and other receivables (2).................                 $1,057      $  898
  Separate account assets............................                 $6,633      $6,633
  Net embedded derivatives within asset host
     contracts (3)...................................                 $  569      $  569
Liabilities:
  Policyholder account balances (2)..................                 $1,874      $1,627
  Payables for collateral under securities loaned and
     other transactions..............................                 $  385      $  385
  Other liabilities: (2)
     Derivative liabilities..........................     $   14      $   --      $   --
     Other...........................................                 $    1      $    1
  Net embedded derivatives within liability host
     contracts (3)...................................                 $  226      $  226


--------

   (1) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (2) Carrying values presented herein differ from those presented on the balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans on Real Estate -- The Company originates mortgage loans on real estate principally for investment purposes. These loans are carried at amortized cost within the financial statements. The fair value for mortgage loans on real estate is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Other Limited Partnership Interests -- Other limited partnerships included in the preceding table consist of those investments accounted for using the cost method.

     The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the balance sheet is comprised of freestanding derivatives with positive estimated fair values. The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

     Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheet in accordance with SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts are comprised of actively traded mutual

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


funds. The fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, modified guaranteed annuities and fixed term payout annuities. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that take into consideration publicly available information relating to the Company's claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the balance sheet is principally comprised of freestanding derivatives with negative estimated fair values; tax and litigation contingency liabilities; interest due on cash collateral held in relation to securities lending; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     The amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest due on cash collateral held in relation to securities lending. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity riders and certain affiliated ceded reinsurance contracts related to such variable annuity riders. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the financial statements and respective changes in estimated fair value could materially affect net income.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The fair value of assets and liabilities measured at estimated fair value on a recurring basis, are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                   DECEMBER 31, 2008
                                               --------------------------------------------------------
                                                        FAIR VALUE MEASUREMENTS AT
                                                           REPORTING DATE USING
                                               --------------------------------------------
                                                 QUOTED PRICES
                                               IN ACTIVE MARKETS  SIGNIFICANT
                                                 FOR IDENTICAL       OTHER      SIGNIFICANT
                                                   ASSETS AND      OBSERVABLE  UNOBSERVABLE     TOTAL
                                                  LIABILITIES        INPUTS       INPUTS      ESTIMATED
                                                   (LEVEL 1)       (LEVEL 2)     (LEVEL 3)   FAIR VALUE
                                               -----------------  -----------  ------------  ----------
                                                                     (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities..................        $   --          $  618        $  8        $  626
  Residential mortgage-backed securities.....            --             306           5           311
  Commercial mortgage-backed securities......            --             215          --           215
  U.S. Treasury/agency securities............            72             114          --           186
  Asset-backed securities....................            --             122          25           147
  Foreign corporate securities...............            --              64          19            83
  Foreign government securities..............            --               8          --             8
                                                     ------          ------        ----        ------
     Total fixed maturity securities.........            72           1,447          57         1,576
                                                     ------          ------        ----        ------
Equity securities:
  Non-redeemable preferred stock.............            --              --           9             9
                                                     ------          ------        ----        ------
     Total equity securities.................            --              --           9             9
                                                     ------          ------        ----        ------
Short-term investments.......................           144              45          --           189
Derivative assets (1)........................            --             109          --           109
Net embedded derivatives within asset host
  contracts (2)..............................            --              --         569           569
Separate account assets (3)..................         6,633              --          --         6,633
                                                     ------          ------        ----        ------
     Total assets............................        $6,849          $1,601        $635        $9,085
                                                     ======          ======        ====        ======
LIABILITIES
Net embedded derivatives within liability
  host contracts (2).........................        $   --          $   --        $226        $  226
                                                     ======          ======        ====        ======



--------

   (1) Derivative assets are presented within other invested assets on the balance sheet.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities and certain short-term money market securities. Separate account assets classified within this level principally include mutual funds.

     Level 2 This category includes fixed maturity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include most U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, foreign government securities and asset-backed securities. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this level includes derivatives for which all the inputs used, are observable; including interest rate floors, foreign currency swaps and credit default swaps.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including: U.S. and foreign corporate securities -- including below investment grade private placements; residential mortgage-backed securities; and asset backed securities -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist of non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. As it relates to derivatives this category includes: credit default swaps having unobservable credit correlations and priced through independent broker quotations. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders as well as those on the cession of the risks associated with those riders to affiliates.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                           FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                          ---------------------------------------------------------------------------------------------------------
                                                                TOTAL REALIZED/UNREALIZED
                                                               GAINS (LOSSES) INCLUDED IN:
                                                              -----------------------------    PURCHASES,
                            BALANCE,     IMPACT OF   BALANCE,                     OTHER          SALES,       TRANSFER IN  BALANCE,
                          DECEMBER 31,   SFAS 157   BEGINNING                 COMPREHENSIVE  ISSUANCES AND    AND/OR OUT    END OF
                              2007     ADOPTION (1) OF PERIOD EARNINGS (2, 3) INCOME (LOSS) SETTLEMENTS (4) OF LEVEL 3 (5)  PERIOD
                          ------------ ------------ --------- --------------- ------------- --------------- -------------- --------
                                                                        (IN MILLIONS)
Fixed maturity
  securities.............     $115         $ --        $115         $ (8)          $(29)          $(27)           $ 6        $ 57
Equity securities........       18           --          18           --             (9)            --             --           9
Net embedded derivatives
  (6)....................       56           30          86          244             --             13             --         343


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $30 million increase to net assets. Such amount was also impacted by a decrease to DAC of $10 million for a total impact of $20 million on Level 3 assets and liabilities and also reflects the total net impact of the adoption of SFAS 157, as described in Note 1.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/losses. Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/losses. Lapses associated with embedded derivatives are included with the earnings caption of total gains/losses.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                      TOTAL GAINS AND LOSSES
                                           --------------------------------------------
                                            CLASSIFICATION OF REALIZED/UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN EARNINGS
                                           --------------------------------------------
                                               NET               NET
                                            INVESTMENT       INVESTMENT
                                              INCOME       GAINS (LOSSES)      TOTAL
                                           -----------     --------------   -----------
                                                           (IN MILLIONS)
Fixed maturity securities................    $     --         $      (8)     $      (8)
Net embedded derivatives.................          --               244            244


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                               CHANGES IN UNREALIZED GAINS (LOSSES)
                                            RELATING TO ASSETS AND LIABILITIES HELD AT
                                                         DECEMBER 31, 2008
                                            ------------------------------------------
                                                NET             NET
                                             INVESTMENT     INVESTMENT
                                               INCOME     GAINS (LOSSES)      TOTAL
                                            -----------   --------------   -----------
                                                           (IN MILLIONS)
Fixed maturity securities.................    $     --       $      (8)     $      (8)
Net embedded derivatives..................          --             244            244


12.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with MLIC who provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $31 million, $37 million and $24 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $21 million, $20 million and $30 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

                       METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $61 million, $94 million and $80 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company has entered into a service agreement with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $14 million, $15 million and $16 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $22 million, $21 million and $25 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net payables to affiliates of $21 million and $11 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6.

     See Notes 2, 5 and 6 for additional related party transactions.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Financial Statements

for the Years Ended December 31, 2008, 2007 and 2006 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance
Company:

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 09, 2009

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007


                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                      2008      2007
                                                                    -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $6,582 and $7,508, respectively).....   $ 6,140   $ 7,919
  Equity securities available-for-sale, at estimated fair value
     (cost: $166 and $31, respectively)..........................       135        31
  Mortgage loans on real estate..................................       219       241
  Policy loans...................................................     1,691     1,657
  Real estate and real estate joint ventures held-for-
     investment..................................................        55        55
  Other limited partnership interests............................        81        33
  Short-term investments.........................................       514       237
  Other invested assets..........................................       126        80
                                                                    -------   -------
     Total investments...........................................     8,961    10,253
Cash and cash equivalents........................................       152       103
Accrued investment income........................................        99       107
Premiums and other receivables...................................     2,177     2,154
Deferred policy acquisition costs and value of business
  acquired.......................................................       279       137
Current income tax recoverable...................................        23       119
Deferred income tax assets.......................................       210        --
Other assets.....................................................       136       140
Assets of subsidiary held-for-sale...............................        --    22,037
Separate account assets..........................................     1,484     2,080
                                                                    -------   -------
     Total assets................................................   $13,521   $37,130
                                                                    =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits.........................................   $ 5,176   $ 5,197
  Policyholder account balances..................................     4,143     4,134
  Other policyholder funds.......................................       249       229
  Policyholder dividends payable.................................       107       102
  Short-term debt -- affiliated..................................        --        50
  Long-term debt.................................................       101       101
  Deferred income tax liability..................................        --        32
  Payables for collateral under securities loaned and other
     transactions................................................       806     1,438
  Other liabilities..............................................       446       531
  Liabilities of subsidiary held-for-sale........................        --    19,958
  Separate account liabilities...................................     1,484     2,080
                                                                    -------   -------
     Total liabilities...........................................    12,512    33,852
                                                                    -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)

STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized; 3,000,000 shares issued and outstanding............         3         3
Additional paid-in capital.......................................     1,243     1,849
Retained earnings................................................        71       969
Accumulated other comprehensive income (loss)....................      (308)      457
                                                                    -------   -------
     Total stockholder's equity..................................     1,009     3,278
                                                                    -------   -------
     Total liabilities and stockholder's equity..................   $13,521   $37,130
                                                                    =======   =======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                              2008    2007    2006
                                                             ------   ----   ------
REVENUES
Premiums...................................................  $  284   $308   $  299
Universal life and investment-type product policy fees.....     160    188      226
Net investment income......................................     474    511      521
Other revenues.............................................       6     37       10
Net investment gains (losses)..............................     137    (91)     (21)
                                                             ------   ----   ------
  Total revenues...........................................   1,061    953    1,035
                                                             ------   ----   ------
EXPENSES
Policyholder benefits and claims...........................     454    485      445
Interest credited to policyholder account balances.........     140    147      151
Policyholder dividends.....................................     168    163      170
Other expenses.............................................      84     77      143
                                                             ------   ----   ------
  Total expenses...........................................     846    872      909
                                                             ------   ----   ------
Income from continuing operations before provision for
  income tax...............................................     215     81      126
Provision for income tax...................................      95     39       44
                                                             ------   ----   ------
Income from continuing operations..........................     120     42       82
Income (loss) from discontinued operations, net of income
  tax......................................................    (295)   157      150
                                                             ------   ----   ------
Net income (loss)..........................................  $ (175)  $199   $  232
                                                             ======   ====   ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                         ACCUMULATED OTHER COMPREHENSIVE
                                                                                  INCOME (LOSS)
                                                                      -------------------------------------
                                                                          NET
                                                                      UNREALIZED     FOREIGN       DEFINED
                                              ADDITIONAL              INVESTMENT     CURRENCY      BENEFIT
                                     COMMON     PAID-IN    RETAINED      GAINS     TRANSLATION      PLANS
                                      STOCK     CAPITAL    EARNINGS    (LOSSES)    ADJUSTMENTS   ADJUSTMENT    TOTAL
                                     ------   ----------   --------   ----------   -----------   ----------   -------
Balance at January 1, 2006.........      $3       $1,836      $ 556        $ 431         $  41          $(4)  $ 2,863
Sale of subsidiary (Note 2)........                   (9)                                                          (9)
Equity transactions of majority
  owned subsidiary.................                   12                                                           12
Dividends on common stock..........                             (13)                                              (13)
Comprehensive income:
  Net income.......................                             232                                               232
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                          (62)                                 (62)
     Foreign currency translation
       adjustments, net of income
       tax.........................                                                         11                     11
     Additional minimum pension
       liability adjustment, net of
       income tax..................                                                                       1         1
                                                                                                              -------
     Other comprehensive income
       (loss)......................                                                                               (50)
                                                                                                              -------
  Comprehensive income.............                                                                               182
                                                                                                              -------
  Adoption of SFAS 158, net of
     income tax....................                                                                      (1)       (1)
                                         --       ------      -----        -----         -----          ---   -------
Balance at December 31, 2006.......       3        1,839        775          369            52           (4)    3,034
Cumulative effect of a change in
  accounting principle, net of
  income tax (Note 1)..............                              (5)                                               (5)
                                         --       ------      -----        -----         -----          ---   -------
Balance at January 1, 2007.........       3        1,839        770          369            52           (4)    3,029
Equity transactions of majority
  owned subsidiary.................                   10                                                           10
Comprehensive income:
  Net income.......................                             199                                               199
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                          (21)                                 (21)
     Foreign currency translation
       adjustments, net of income
       tax.........................                                                         60                     60
     Defined benefit plans
       adjustment, net of income
       tax.........................                                                                       1         1
                                                                                                              -------
     Other comprehensive income
       (loss)......................                                                                                40
                                                                                                              -------
  Comprehensive income.............                                                                               239
                                         --       ------      -----        -----         -----          ---   -------
Balance at December 31, 2007.......       3        1,849        969          348           112           (3)    3,278
Equity transactions of majority
  owned subsidiary.................                  (11)                                                         (11)
Dividend of interests in subsidiary
  (Note 2).........................                 (595)      (723)                                           (1,318)
Comprehensive loss:
  Net loss.........................                            (175)                                             (175)
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                         (647)                                (647)
     Foreign currency translation
       adjustments, net of income
       tax.........................                                                       (122)                  (122)
     Defined benefit plans
       adjustment, net of income
       tax.........................                                                                       4         4
                                                                                                              -------
     Other comprehensive income
       (loss)......................                                                                              (765)
                                                                                                              -------
  Comprehensive loss...............                                                                              (940)
                                         --       ------      -----        -----         -----          ---   -------
Balance at December 31, 2008.......      $3       $1,243      $  71        $(299)        $ (10)         $ 1   $ 1,009
                                         ==       ======      =====        =====         =====          ===   =======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)


                                                             2008      2007      2006
                                                           -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)........................................  $  (175)  $   199   $   232
Adjustments to reconcile net income (loss) to net cash
  provided by operating activities:
     Depreciation and amortization expenses..............        7         7         8
     Amortization of premiums and accretion of discounts
       associated with investments, net..................      (32)      (33)      (13)
     (Gains) losses from sales of investments and
       businesses, net...................................      502       268        14
     Interest credited to policyholder account balances..      248       409       405
     Universal life and investment-type product policy
       fees..............................................     (160)     (188)     (226)
     Change in premiums and other receivables............     (116)     (226)     (511)
     Change in deferred policy acquisition costs, net....     (262)     (339)     (306)
     Change in insurance-related liabilities.............      294     1,348       963
     Change in income tax payable........................      124        65       194
     Change in other assets..............................      (96)      117        87
     Change in other liabilities.........................      257       432        97
     Other, net..........................................       (2)        3       (24)
                                                           -------   -------   -------
Net cash provided by operating activities................      589     2,062       920
                                                           -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities...........................    3,221     2,974     4,623
     Equity securities...................................       41        34        68
     Mortgage loans on real estate.......................       74        26        87
     Real estate and real estate joint ventures..........       --         1        --
     Other limited partnership interests.................        4         1         5
  Purchases of:
     Fixed maturity securities...........................   (3,167)   (4,116)   (6,056)
     Equity securities...................................      (59)      (12)      (40)
     Mortgage loans on real estate.......................       (5)     (129)     (160)
     Real estate and real estate joint ventures..........       (2)       (1)       (3)
     Other limited partnership interests.................      (66)      (19)       --
  Net change in short-term investments...................     (255)      123      (282)
  Proceeds from sales of businesses, net of cash disposed
     of $0, $0 and $5, respectively......................       --        --        71
  Dividend of subsidiary.................................     (270)       --        --
  Net change in other invested assets....................     (416)     (976)     (705)
  Other, net.............................................      (24)      (43)      (50)
                                                           -------   -------   -------
Net cash used in investing activities....................  $  (924)  $(2,137)  $(2,442)
                                                           -------   -------   -------




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                              2008     2007     2006
                                                            -------   ------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.............................................  $ 1,379   $1,147   $1,446
     Withdrawals..........................................     (714)    (986)    (828)
  Net change in payables for collateral under securities
     loaned and other transactions........................     (632)    (204)     259
  Net change in short-term debt -- affiliated.............      (50)      50       --
  Long-term debt issued...................................       --      297       --
  Long-term debt repaid...................................       (3)     (79)    (100)
  Collateral financing arrangements issued................       --       --      850
  Dividends on common stock...............................       --       --      (13)
  Debt issuance costs.....................................       --       --      (13)
  Other, net..............................................       --       --       10
                                                            -------   ------   ------
Net cash (used in) provided by financing activities.......      (20)     225    1,611
                                                            -------   ------   ------
Change in cash and cash equivalents.......................     (355)     150       89
Cash and cash equivalents, beginning of year..............      507      357      268
                                                            -------   ------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR....................  $   152   $  507   $  357
                                                            =======   ======   ======
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year.......................................  $   404   $  164   $  129
                                                            =======   ======   ======
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END
  OF YEAR.................................................  $    --   $  404   $  164
                                                            =======   ======   ======
Cash and cash equivalents, from continuing operations,
  beginning of year.......................................  $   103   $  193   $  139
                                                            =======   ======   ======
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END
  OF YEAR.................................................  $   152   $  103   $  193
                                                            =======   ======   ======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.............................................  $    84   $  129   $   73
                                                            =======   ======   ======
     Income tax...........................................  $   (26)  $  (85)  $   --
                                                            =======   ======   ======
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed....................................  $    --   $   --   $  321
       Less: liabilities disposed.........................       --       --      236
                                                            -------   ------   ------
       Net assets disposed................................       --       --       85
       Less: cash disposed................................       --       --        5
                                                            -------   ------   ------
       Business disposition, net of cash disposed.........  $    --   $   --   $   80
                                                            =======   ======   ======
     Dividend of subsidiary:
       Assets disposed....................................  $22,135   $   --   $   --
       Less: liabilities disposed.........................   20,689       --       --
                                                            -------   ------   ------
       Net assets disposed................................    1,446       --       --
       Add: cash disposed.................................      270       --       --
       Less: dividend of interests in subsidiary..........    1,318       --       --
                                                            -------   ------   ------
       Loss on dividend of interests in subsidiary........  $   398   $   --   $   --
                                                            =======   ======   ======
     Return of capital to parent from sale of subsidiary..  $    --   $   --   $   (9)
                                                            =======   ======   ======




        See accompanying notes to the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. GenAmerica is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico, and the District of Columbia.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and its subsidiaries. Intercompany accounts and transactions have been eliminated.

     See Note 2 for discussion concerning the dispositions of certain subsidiaries.

     The Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include trust preferred securities and other limited partnership interests. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2008 presentation. See Note 14 for reclassifications related to discontinued operations.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii) investment impairments;

          (iii) the recognition of income on certain investment entities;

          (iv) the application of the consolidation rules to certain investments;

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          (v) the estimated fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the liability for future policyholder benefits;

          (viii) accounting for income taxes and the valuation of deferred tax assets;

          (ix) accounting for reinsurance transactions;

          (x) accounting for employee benefit plans; and

          (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's consolidated balance sheets. In addition, the footnotes to the consolidated financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying consolidated financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale. Available-for-sale securities are reported at estimated fair value with unrealized investment gains and losses on these securities recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 3.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate such SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in an affiliated money market pool.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values and tax credit partnerships.

          Freestanding derivatives with positive estimated fair values are more fully described in the derivatives accounting policy which follows.

          Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits and are accounted for under the equity method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities, certain structured investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When determining the primary beneficiary for structured investment products such as asset-backed securitizations and collateralized debt obligations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as trust preferred securities, joint ventures, limited partnerships and limited liability companies, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

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            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives. The Company's embedded derivatives are substantially held by Reinsurance Group of America, Incorporated ("RGA"), a majority-owned subsidiary, and are included in assets of subsidiaries held-for-sale and liabilities of subsidiaries held-for-sale. See
Note 2.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     In a hedge of a net investment in a foreign operation, changes in the estimated fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company's net investment gains (losses) on foreign operations are substantially related to the operations of RGA, and are included in income (loss) from discontinued operations, net of income tax. See Note 2.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the consolidated balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the consolidated financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of property, equipment and leasehold improvements was $74 million and $75 million at December 31, 2008 and 2007, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $60 million and $58 million at December 31, 2008 and 2007, respectively. Related depreciation and amortization expense was $2 million, $3 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $27 million and $25 million at December 31, 2008 and 2007, respectively. Accumulated amortization of capitalized software was $21 million and $19 million at December 31, 2008 and 2007, respectively. Related amortization expense was $2 million, $2 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions, agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross margins and the re-estimation of expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     Management applies significant judgment when determining the estimated fair value of the reporting unit. The valuation methodologies utilized are subject to key assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed, management concluded no impairment of goodwill had occurred at December 31, 2008. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2007 and 2006. Goodwill was $35 million at both December 31, 2008 and 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 72% of General American's life insurance in-force, and 75% of the number of life insurance policies in-force, at both December 31, 2008 and 2007. Participating policies represented approximately 95% and 94%, 95% and 94%, and 99% and 99% of gross and net life insurance premiums for the years ended December 31, 2008, 2007 and 2006, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities is 5%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") 500 Index experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; plus (ii) credited interest, ranging from 3% to 6%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Other Revenues

     Other revenues include, in addition to items described elsewhere herein, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

  Income Taxes

     General American joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans. These benefit plans are accounted for following the guidance outlined in SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits -- An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r) ("SFAS 158"). The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements," effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income (loss). Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. The Company's net investment gains (losses) on foreign operations are substantially related to the operations of RGA, and are included in income (loss) from discontinued operations, net of income tax. See
Note 2.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, short term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. At January 1, 2008, adopting SFAS 157 did not have a material impact on the Company's consolidated financial statements. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). Note 15 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP 157-1"). FSP 157-1 amends SFAS 157 to provide a scope out exception for lease classification and measurement under SFAS No. 13, Accounting for Leases. The Company also adopted FSP No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's consolidated financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in a VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS 115, Accounting for Certain Investments in Debt and Equity Securities for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's consolidated financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its consolidated financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

          (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

          (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

          (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

          (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 had no impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 had no impact on the Company's consolidated financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized an $11 million decrease in the liability for unrecognized tax benefits, no change in the interest liability for unrecognized tax benefits, offset by $11 million of minority interest included in liabilities of subsidiary held-for-sale, resulting in no corresponding change to the January 1, 2007 balance of retained earnings. See also Note 9.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of ($5) million, net of income tax of ($3) million, which was recorded as a reduction to retained earnings.

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement benefit plans by requiring the:

          (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the estimated fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement benefit plans;

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

          (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

          (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

          (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

          (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $1 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there was no impact of adoption due to changes in measurement date. See also "Summary of Significant Accounting Policies and Critical Accounting Estimates" and Note 11.

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's consolidated financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively EITF Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's consolidated financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future annual periods.

  Other Pronouncements

     In December 2008, the FASB issued FSP No. FAS 132(r)-1, Employers' Disclosures about Postretirement Benefit Plan Assets ("FSP 132(r)-1"). FSP 132(r)-1 amends SFAS No. 132(r), Employers' Disclosures about Pensions and Other Postretirement Benefits to enhance the transparency surrounding the types of assets and associated risks in an employer's defined benefit pension or other postretirement plan. The FSP requires an employer to disclose information about the valuation of plan assets similar to that required under SFAS 157. FSP 132(r)-1 is effective for fiscal years ending after December 15, 2009. The Company will provide all of the material required disclosures in the appropriate future annual period.

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its consolidated financial statements.

2.  DISPOSITIONS

  DISPOSITION OF REINSURANCE GROUP OF AMERICA, INCORPORATED

     On September 12, 2008, MetLife completed a tax-free split-off of RGA. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife substantially all of its interests in RGA at a value of $1,318 million. The net book value of RGA at the time of the dividend was $1,716 million. The loss recognized in connection with the dividend was $398 million. General American retained 3,000,000 shares of RGA Class A common stock. These shares are marketable equity securities which do not constitute significant continuing involvement in the operations of RGA; accordingly, they have been classified within equity securities available for sale in the Company's consolidated financial statements at a cost basis of $157 million which is equivalent to the net book value of the shares. The carrying value will be adjusted to fair value at each subsequent reporting date. General American has agreed to dispose of the remaining shares of RGA within the next five years. In connection with General American's agreement to dispose of the remaining shares, General American also recognized, in its

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES provision for income tax on continuing operations, a deferred tax liability of $16 million which represents the difference between the book and taxable basis of the remaining investment in RGA.

     The impact of the disposition of the Company's investment in RGA is reflected in the Company's consolidated financial statements as discontinued operations. See Note 14 for reclassifications related to discontinued operations.

  DISPOSITION OF PARAGON LIFE INSURANCE COMPANY

     On May 1, 2006, the Company sold Paragon Life Insurance Company ("Paragon") to its ultimate parent, MetLife. The Company received consideration of $71 million, net of cash sold of $5 million. Immediately following the sale, MetLife merged Paragon with and into MLIC. The amount received below book value was recorded as a return of capital to MLIC of $9 million. Total revenues of Paragon included in the Company's consolidated revenues were $23 million for the year ended December 31, 2006.

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities, and the percentage that each sector represents by the respective total holdings at:

                                                             DECEMBER 31, 2008
                                              -----------------------------------------------
                                                               GROSS
                                               COST OR      UNREALIZED
                                              AMORTIZED   --------------    ESTIMATED    % OF
                                                 COST     GAIN      LOSS   FAIR VALUE   TOTAL
                                              ---------   ----      ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities...................    $2,434    $ 36      $235     $2,235      36.4%
Residential mortgage-backed securities......     1,063      19       121        961      15.7
Foreign corporate securities................       900      53       121        832      13.5
Foreign government securities...............       592     196        14        774      12.6
Commercial mortgage-backed securities.......       876       1       215        662      10.8
U.S. Treasury/agency securities.............       292      80        --        372       6.1
Asset-backed securities.....................       409      --       120        289       4.7
State and political subdivision securities..        16      --         1         15       0.2
Other fixed maturity securities.............        --      --        --         --       0.0
                                                ------    ----      ----     ------     -----
  Total fixed maturity securities(1),(2)....    $6,582    $385      $827     $6,140     100.0%
                                                ======    ====      ====     ======     =====
Common stock................................    $  157    $ --      $ 28     $  129      95.6
Non-redeemable preferred stock(1)...........         9      --         3          6       4.4
                                                ------    ----      ----     ------     -----
  Total equity securities...................    $  166    $ --      $ 31     $  135     100.0%
                                                ======    ====      ====     ======     =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                             DECEMBER 31, 2007
                                              -----------------------------------------------
                                                               GROSS
                                               COST OR      UNREALIZED
                                              AMORTIZED   --------------    ESTIMATED    % OF
                                                 COST     GAIN      LOSS   FAIR VALUE   TOTAL
                                              ---------   ----      ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities...................    $2,559    $ 99      $ 66     $2,592      32.7%
Residential mortgage-backed securities......     1,728      13        14      1,727      21.8
Foreign corporate securities................       945     135        13      1,067      13.5
Foreign government securities...............       598     294         2        890      11.2
Commercial mortgage-backed securities.......       876      11        14        873      11.0
U.S. Treasury/agency securities.............       369      13        --        382       4.8
Asset-backed securities.....................       326       1        17        310       3.9
State and political subdivision securities..         4      --        --          4       0.2
Other fixed maturity securities.............       103      --        29         74       0.9
                                                ------    ----      ----     ------     -----
  Total fixed maturity securities(1),(2)....    $7,508    $566      $155     $7,919     100.0%
                                                ======    ====      ====     ======     =====
Common stock................................    $   17    $ --      $ --     $   17      54.8
Non-redeemable preferred stock(1)...........        14       1         1         14      45.2
                                                ------    ----      ----     ------     -----
  Total equity securities...................    $   31    $  1      $  1     $   31     100.0%
                                                ======    ====      ====     ======     =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $3 million and $12 million, respectively. In addition, the Company held $3 million and $2 million at estimated fair value, respectively, at December 31, 2008 and 2007 of other perpetual hybrid securities, primarily U.S. financial institutions, also included in non-redeemable preferred stock. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $33 million and $74 million, respectively.

   (2) At December 31, 2008 and 2007 the Company also held $65 million and $113 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $623 million and $831 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $209 million and $229 million at December 31, 2008 and 2007, respectively. These securities had net unrealized gains (losses) of ($55) million and $10 million at December 31, 2008 and 2007, respectively.

     Non-Income Producing Fixed Maturity Securities. Non-income producing fixed maturity securities at estimated fair value were $2 million and less than $1 million at December 31, 2008 and 2007, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million at both December 31, 2008 and 2007.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $59 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $35 million, $11 million, $9 million and $4 million, are included within U.S. corporate securities, asset-backed securities, state and political subdivision securities and residential mortgage-backed securities, respectively, and 3% and 92% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately 85% of the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $372 million and $382 million, respectively. As shown in the sector table above, at December 31, 2008 the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate securities (36.4%), residential mortgage-backed securities (15.7%), and foreign corporate securities (13.5%); and at December 31, 2007 were U.S. corporate securities (32.7%), residential mortgage-backed securities (21.8%), and foreign corporate securities (13.5%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $3,067 million and $3,659 million, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $76 million and $84 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $442 million and $467 million, respectively, the total of these ten issuers being less than 5% of the Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign(1)..................................    $  832      27.1%    $1,067      29.2%
Industrial..................................       527      17.2        582      15.9
Utility.....................................       514      16.8        512      14.0
Finance.....................................       441      14.4        697      19.0
Consumer....................................       421      13.7        522      14.3
Communications..............................       140       4.6        198       5.4
Other.......................................       192       6.2         81       2.2
                                                ------     -----     ------     -----
  Total.....................................    $3,067     100.0%    $3,659     100.0%
                                                ======     =====     ======     =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors, and other fixed maturity foreign investments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
  Collateralized mortgage obligations.......     $796       82.8%    $1,094      63.3%
  Pass-through securities...................      165       17.2        633      36.7
                                                 ----      -----     ------     -----
Total residential mortgage-backed
  securities................................     $961      100.0%    $1,727     100.0%
                                                 ====      =====     ======     =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 65%, 23%, and 12% of the total holdings, respectively. At December 31, 2008 and 2007, $843 million and $1,726 million, respectively, or 88% and 99% respectively, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P, or Fitch Ratings ("Fitch"). The majority of the agency residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit-worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure at estimated fair value was $118 million and $197 million, respectively, with an unrealized loss of $58 million and $4 million respectively. At December 31, 2008 and 2007, $72 million and $197 million, respectively, or 61% and 100% respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008 the Company's Alt-A holdings are distributed as follows: 25% 2007 vintage year, 40% 2006 vintage year and 35% 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of the Company's Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $662 million and $873 million, respectively, at estimated fair value. At December 31, 2008 and 2007, $575 million and $695 million, respectively, of the estimated fair value, or 87% and 80%, respectively, of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P, or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows:
87% Aaa, 11% Aa and 2% A. At December 31, 2008, 95% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was $10 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $289 million and $310 million, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $203 million and $158 million, respectively, or 70% and 51%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, student loan receivables, residential mortgage-backed securities backed by sub-prime mortgage loans and automobile receivables of 56%, 10%, 6% and 6% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $18 million and $39 million, respectively, and unrealized losses of $26 million and $7 million, respectively. At December 31, 2008, 50% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, of which 23% and 77% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively.

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk of any single issuer in its equity securities holdings, except for the RGA shares retained, which had an estimated fair value of $128 million or 13% of the Company's stockholder's equity. See
Note 2.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $  132      $  131       $  105      $  113
Due after one year through five years...       823         808        1,198       1,261
Due after five years through ten years..     1,050       1,010          905         955
Due after ten years.....................     2,229       2,279        2,370       2,680
                                            ------      ------       ------      ------
  Subtotal..............................     4,234       4,228        4,578       5,009
Mortgage-backed and other asset-backed
  securities............................     2,348       1,912        2,930       2,910
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $6,582      $6,140       $7,508      $7,919
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2008      2007      2006
                                                      -----     -----     -----
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $(442)    $ 894     $ 852
Equity securities...................................    (31)      (19)        5
Derivatives.........................................     (3)       (3)       (2)
Minority interest...................................     --      (150)     (159)
Short-term investments..............................    (45)       --        --
Other...............................................     --       (28)      (20)
                                                      -----     -----     -----
  Subtotal..........................................   (521)      694       676
                                                      -----     -----     -----
Amounts allocated from DAC and VOBA.................     60       (97)      (27)
Deferred income tax.................................    162      (249)     (280)
                                                      -----     -----     -----
  Subtotal..........................................    222      (346)     (307)
                                                      -----     -----     -----
Net unrealized investment gains (losses)............  $(299)    $ 348     $ 369
                                                      =====     =====     =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                       2008      2007      2006
                                                     -------     ----     -----
                                                            (IN MILLIONS)
Balance, at January 1,.............................  $   348     $369     $ 431
Unrealized investment gains (losses) during the
  year.............................................   (1,302)      18      (111)
Unrealized investment loss of subsidiary at the
  date of dividend of interests....................       87       --        --
Unrealized investment gains (losses) relating to:
  DAC and VOBA.....................................      175      (70)       18
  DAC and VOBA of subsidiary at date of dividend of
     interests.....................................      (18)      --        --
  Deferred income tax..............................      457       31        31
  Deferred income tax of subsidiary at date of
     dividend of interests.........................      (46)      --        --
                                                     -------     ----     -----
Balance, at December 31,...........................  $  (299)    $348     $ 369
                                                     =======     ====     =====
Change in net unrealized investment gains
  (losses).........................................  $  (647)    $(21)    $ (62)
                                                     =======     ====     =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                     DECEMBER 31, 2008
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                                                            THAN
                                          LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                        GROSS                     GROSS                     GROSS
                                         ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.............    $  797        $ 94        $  612        $141        $1,409        $235
Residential mortgage-backed
  securities..........................       276          65           107          56           383         121
Foreign corporate securities..........       353          62           144          59           497         121
Foreign government securities.........        94           9            44           5           138          14
Commercial mortgage-backed
  securities..........................       319          55           328         160           647         215
Asset-backed securities...............       157          30           124          90           281         120
State and political subdivision
  securities..........................        14           1             1          --            15           1
                                          ------        ----        ------        ----        ------        ----
  Total fixed maturity securities.....    $2,010        $316        $1,360        $511        $3,370        $827
                                          ======        ====        ======        ====        ======        ====
Equity securities.....................    $  131        $ 30        $   --        $  1        $  131        $ 31
                                          ======        ====        ======        ====        ======        ====
Total number of securities in an
  unrealized loss position............       462                       347
                                          ======                    ======




                                                                     DECEMBER 31, 2007
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                                                            THAN
                                          LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                        GROSS                     GROSS                     GROSS
                                         ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                         (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.............    $  607         $32        $  548         $34        $1,155        $ 66
Residential mortgage-backed
  securities..........................       390           8           356           6           746          14
Foreign corporate securities..........       206           3            95          10           301          13
Foreign government securities.........        25          --            22           2            47           2
Commercial mortgage-backed
  securities..........................        44           1           483          13           527          14
Asset-backed securities...............       209          12            49           5           258          17
State and political subdivision
  securities..........................         1          --            --          --             1          --
Other fixed maturity securities.......        74          29            --          --            74          29
                                          ------         ---        ------         ---        ------        ----
  Total fixed maturity securities.....    $1,556         $85        $1,553         $70        $3,109        $155
                                          ======         ===        ======         ===        ======        ====
Equity securities.....................    $    2         $--        $    3         $ 1        $    5        $  1
                                          ======         ===        ======         ===        ======        ====
Total number of securities in an
  unrealized loss position............       290                       227
                                          ======                    ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2008
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months....................    $  872    $1,285      $ 59      $457       216        234
Six months or greater but less than nine
  months................................       485        59        48        31        93         15
Nine months or greater but less than
  twelve months.........................       400        98        48        56        58         22
Twelve months or greater................       966        32       110        18       166          9
                                            ------    ------      ----      ----
  Total.................................    $2,723    $1,474      $265      $562
                                            ======    ======      ====      ====
EQUITY SECURITIES:
Less than six months....................    $  156    $    2      $ 28      $  2         1          1
Six months or greater but less than nine
  months................................        --        --        --        --        --         --
Nine months or greater but less than
  twelve months.........................         2         2        --         1         1          1
Twelve months or greater................        --        --        --        --        --         --
                                            ------    ------      ----      ----
  Total.................................    $  158    $    4      $ 28      $  3
                                            ======    ======      ====      ====




                                                                DECEMBER 31, 2007
                                         --------------------------------------------------------------
                                           COST OR AMORTIZED     GROSS UNREALIZED         NUMBER OF
                                                 COST                  LOSS              SECURITIES
                                         --------------------   ------------------   ------------------
                                         LESS THAN     20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                            20%         MORE       20%       MORE       20%       MORE
                                         ---------     ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...................    $1,067        $24       $ 54       $ 6       165        12
Six months or greater but less than
  nine months..........................       290          1         14        --        76         1
Nine months or greater but less than
  twelve months........................       285         --         19        --        47        --
Twelve months or greater...............     1,587         10         59         3       214         4
                                           ------        ---       ----       ---
  Total................................    $3,229        $35       $146       $ 9
                                           ======        ===       ====       ===
EQUITY SECURITIES:
Less than six months...................    $   --        $--       $ --       $--        --        --
Six months or greater but less than
  nine months..........................        --         --         --        --        --        --
Nine months or greater but less than
  twelve months........................         2         --         --        --         1        --
Twelve months or greater...............         4         --          1        --         1        --
                                           ------        ---       ----       ---
  Total................................    $    6        $--       $  1       $--
                                           ======        ===       ====       ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $265 million and $146 million, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 10% and 5%, respectively, of the cost or amortized cost of such securities. At December 31, 2008 and 2007, $28 million and $1 million, respectively, of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 18% and 17%, respectively, of the cost of such securities.

     At December 31, 2008, $562 million and $3 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 38% and 75% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $562 million and $3 million, $457 million and $2 million related to fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less than six months. At December 31, 2007, $9 million of unrealized losses were all related to fixed maturity securities with an unrealized loss position of 20% or more of amortized cost, which represented 26% of amortized cost of such fixed maturity securities. Of such unrealized losses of $9 million, $6 million related to fixed maturity securities that were in an unrealized loss position for a period of less than six months. At December 31, 2007, there were no equity securities with an unrealized loss of 20% or more.

     The Company held five fixed maturity securities and one equity security, each with a gross unrealized loss at December 31, 2008 of greater than $10 million. These five fixed maturity securities represented 8% or $65 million in the aggregate, of the gross unrealized loss on fixed maturity securities. The one equity security, represented by the RGA shares retained is 90%, or $28 million in the aggregate, of the gross unrealized loss on equity securities. The Company held no fixed maturity securities or equity securities, with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     In the Company's impairment review process, the duration of, and severity of, an unrealized loss position, such as unrealized losses of 20% or more for equity securities, which was $3 million at December 31, 2008 is given greater weight and consideration, than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES value, or until maturity. In contrast, for an equity security, greater weight and consideration is given by the Company to a decline in market value and the likelihood such market value decline will recover.

     Equity securities with an unrealized loss of 20% or more was $3 million at December 31, 2008, all of which are for investment grade financial services industry non-redeemable preferred securities, that were rated A or higher.

     There were no equity securities with an unrealized loss of 20% or more for twelve months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized loss. With respect to common stock holdings, the Company considered the duration and severity of the securities in an unrealized loss position of 20% or more; and the duration of securities in an unrealized loss position of 20% or less with in an extended unrealized loss position (i.e., 12 months or more).

     The Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $858 million and $156 million, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                               DECEMBER 31,
                                                               ------------
                                                               2008    2007
                                                               ----    ----
SECTOR:
  U.S. corporate securities..................................    27%     42%
  Commercial mortgage-backed securities......................    25       9
  Asset-backed securities....................................    14      11
  Foreign corporate securities...............................    14       8
  Residential mortgage-backed securities.....................    14       9
  Other......................................................     6      21
                                                                ---     ---
       Total.................................................   100%    100%
                                                                ===     ===
INDUSTRY:
  Mortgage-backed............................................    39%     18%
  Finance....................................................    19      22
  Asset-backed...............................................    14      11
  Utility....................................................    10      13
  Consumer...................................................     6       1
  Industrial.................................................     2      13
  Government.................................................     2       2
  Communication..............................................     2      --
  Other......................................................     6      20
                                                                ---     ---
       Total.................................................   100%    100%
                                                                ===     ===



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2008    2007   2006
                                                         ----   -----   ----
                                                            (IN MILLIONS)
  Fixed maturity securities............................  $(87)  $  (6)  $(30)
  Equity securities....................................    (2)     --      6
  Mortgage loans on real estate........................    --      (2)     1
  Real estate and real estate joint ventures...........    --       1     --
  Freestanding derivatives.............................   215    (103)     1
  Other................................................    11      19      1
                                                         ----   -----   ----
     Net investment gains (losses).....................  $137   $ (91)  $(21)
                                                         ====   =====   ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as follows:

                                      FIXED MATURITY
                                        SECURITIES           EQUITY SECURITIES             TOTAL
                                 ------------------------   ------------------   ------------------------
                                  2008     2007     2006    2008   2007   2006    2008     2007     2006
                                 ------   ------   ------   ----   ----   ----   ------   ------   ------
                                                               (IN MILLIONS)
Proceeds.......................  $1,594   $1,029   $1,774    $--    $--    $ 9   $1,594   $1,029   $1,783
                                 ======   ======   ======    ===    ===    ===   ======   ======   ======
Gross investment gains.........      16        9       12     --     --      6       16        9       18
                                 ------   ------   ------    ---    ---    ---   ------   ------   ------
Gross investment losses........     (28)     (14)     (42)    --     --     --      (28)     (14)     (42)
                                 ------   ------   ------    ---    ---    ---   ------   ------   ------
Writedowns
     Credit-related............     (69)      (1)      --     (2)    --     --      (71)      (1)      --
     Other than credit-
       related(1)..............      (6)      --       --     --     --     --       (6)      --       --
                                 ------   ------   ------    ---    ---    ---   ------   ------   ------
     Total writedowns..........     (75)      (1)      --     (2)    --     --      (77)      (1)      --
                                 ------   ------   ------    ---    ---    ---   ------   ------   ------
  Net investment gains
     (losses)..................  $  (87)  $   (6)  $  (30)   $(2)   $--    $ 6   $  (89)  $   (6)  $  (24)
                                 ======   ======   ======    ===    ===    ===   ======   ======   ======



--------

   (1) Other-than credit related writedowns include items such as fixed maturity securities where an interest-rate related writedown was taken.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment losses, were $77 million and $1 million for the years ended December 31, 2008 and 2007, respectively. The substantial increase in 2008 over 2007 was driven by writedowns totaling $65 million of financial services industry securities holdings, comprised of $63 million of fixed maturity securities and $2 million of equity securities. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2006.

     Overall, of the $75 million of fixed maturity security writedowns in 2008, $63 million were on financial services industry services holdings; $5 million were on communication industry holdings; $2 million on asset-backed (substantially all are backed by or exposed to sub-prime mortgage loans); and $5 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline.

     The $2 million of writedowns on equity securities in 2008, were all related to the financial services industry holdings.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                      2008      2007      2006
                                                      ----      ----      ----
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $385      $459      $460
Equity securities...................................     1         1        --
Mortgage loans on real estate.......................    14        15        20
Policy loans........................................   106       101       100
Real estate and real estate joint ventures..........    11        11        12
Other limited partnership interests.................    (4)       (4)       (1)
Cash, cash equivalents and short-term investments...    10        19        12
Other...............................................    --         1         2
                                                      ----      ----      ----
  Total investment income...........................   523       603       605
Less: Investment expenses...........................    49        92        84
                                                      ----      ----      ----
  Net investment income.............................  $474      $511      $521
                                                      ====      ====      ====



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $4 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets.

     Affiliated administrative service charges, included in investment expenses, included in the table above, were $6 million, $5 million and $5 million, for the years ended December 31, 2008, 2007 and 2006, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities with a cost or amortized cost of $679 million and $1,372 million and an estimated fair value of $737 million and $1,392 million were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $742 million and $1,434 million at December 31, 2008 and 2007, respectively. Of this $742 million of cash collateral at December 31, 2008, $113 million was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral and $517 million and $112 million, respectively, were due within 30 days and 60 days. Of the $108 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $55 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage-backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $585 million at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Security collateral of $25 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008 may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements. There was no security collateral on deposit from counterparties in connection with the securities lending transactions at December 31, 2007.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $1,060 million and $1,356 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 4.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................   $177      80.8%    $201      82.7%
Agricultural mortgage loans...................     42      19.2       42      17.3
                                                 ----     -----     ----     -----
  Total.......................................    219     100.0%     243     100.0%
                                                          =====              =====
Less: Valuation allowances....................     --                  2
                                                 ----               ----
  Mortgage loans on real estate...............   $219               $241
                                                 ====               ====



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2008, 34%, 9% and 8% of the value of the Company's mortgage loans on real estate were located in California, Florida and Texas, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                      ----------------------------
                                                      2008        2007        2006
                                                      ----        ----        ----
                                                              (IN MILLIONS)
Balance at January 1,...............................   $ 2         $--         $ 1
Additions...........................................    --           2          --
Deductions..........................................    (2)         --          (1)
                                                       ---         ---         ---
Balance at December 31,.............................   $--         $ 2         $--
                                                       ===         ===         ===



     There were no impaired mortgage loans at December 31, 2008. The Company had $4 million of impaired mortgage loans, net of $2 million of valuation allowances at December 31, 2007. The average investment in impaired mortgage loans was $2 million, $6 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively. There was no interest income on impaired mortgage loans for the year ended December 31, 2008. Interest income on impaired mortgage loans was less than $1 million for the years ended December 31, 2007 and 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER 31,
                                                            ----------------
                                                            2008        2007
                                                            ----        ----
                                                              (IN MILLIONS)
Real estate...............................................  $ 69        $ 68
Accumulated depreciation..................................   (17)        (16)
                                                            ----        ----
Net real estate...........................................    52          52
Real estate joint ventures................................     3           3
                                                            ----        ----
  Total real estate holdings..............................  $ 55        $ 55
                                                            ====        ====



     All of the Company's real estate holdings are classified as held-for-investment. Related depreciation expense on real estate was $1 million, $2 million and $1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company's real estate holdings are located in the United States. At December 31, 2008, 95% of the Company's real estate holdings were located in California.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................    $37       67%      $37       67%
Industrial....................................     15       27        15       27
Real estate investment funds..................      3        6         3        6
                                                  ---      ---       ---      ---
  Total real estate holdings..................    $55      100%      $55      100%
                                                  ===      ===       ===      ===



  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $81 million and $33 million at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 are $34 million and $9 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007 and 2006, net investment loss from other limited partnership interests was $4 million, $4 million and $1 million, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                           ---------------------------------------------
                                                    2008                    2007
                                           ---------------------   ---------------------
                                           CARRYING                CARRYING
                                             VALUE    % OF TOTAL     VALUE    % OF TOTAL
                                           --------   ----------   --------   ----------
                                                           (IN MILLIONS)
Freestanding derivatives with positive
  fair values............................    $113         89.7%       $77         96.3%
Tax credit partnerships..................      10          7.9         --            0
Other....................................       3          2.4          3          3.7
                                             ----        -----        ---        -----
  Total..................................    $126        100.0%       $80        100.0%
                                             ====        =====        ===        =====



     See Note 4 regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

  VARIABLE INTEREST ENTITIES

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but it is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                           DECEMBER 31, 2008
                                                        -----------------------
                                                                      MAXIMUM
                                                         CARRYING   EXPOSURE TO
                                                        AMOUNT(1)     LOSS(2)
                                                        ---------   -----------
                                                             (IN MILLIONS)
Fixed maturity securities, available-for-sale(3)
  Foreign corporate securities........................     $14          $14
  U.S. Treasury/agency securities.....................      16           16
Other limited partnership interests(4)................      38           38
Other invested assets(5)..............................       3            3
                                                           ---          ---
  Total...............................................     $71          $71
                                                           ===          ===



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by third parties.

   (3) These assets are reflected at estimated fair value within fixed maturity securities available-for-sale.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   (5) Other invested assets include tax credit partnerships and other investments established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits.

     As described in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.
  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $514 million and $224 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $9 million, $15 million and $4 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer any invested assets to or from affiliates during the years ended December 31, 2008 and 2006. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, for 2007 are as follows:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                                    2007
                                                               -------------
                                                               (IN MILLIONS)
Estimated fair value of assets transferred to affiliates.....       $19
Amortized cost of assets transferred to affiliates...........       $19
Net investment gains (losses) recognized on transfers........       $--
Estimated fair value of assets transferred from affiliates...       $10



4.  DERIVATIVE FINANCIAL INSTRUMENTS
  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, held at:

                                               DECEMBER 31, 2008                 DECEMBER 31, 2007
                                        -------------------------------   -------------------------------
                                                      CURRENT MARKET                    CURRENT MARKET
                                                       OR FAIR VALUE                     OR FAIR VALUE
                                        NOTIONAL   --------------------   NOTIONAL   --------------------
                                         AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                        --------   ------   -----------   --------   ------   -----------
                                                                  (IN MILLIONS)
Interest rate swaps...................   $  220     $ 81        $--        $  313      $37        $ 1
Financial futures.....................      135       --          2           213        1          2
Foreign currency swaps................       31        5          1            29       --          6
Foreign currency forwards.............      595       22         --           807       38         --
Financial forwards....................       --       --         --            45       --         --
Credit default swaps..................      164        5          1           170        1         --
                                         ------     ----        ---        ------      ---        ---
  Total...............................   $1,145     $113        $ 4        $1,577      $77        $ 9
                                         ======     ====        ===        ======      ===        ===


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                               REMAINING LIFE
                                    --------------------------------------------------------------------
                                                  AFTER ONE YEAR   AFTER FIVE YEARS
                                    ONE YEAR OR    THROUGH FIVE       THROUGH TEN     AFTER TEN
                                        LESS           YEARS             YEARS          YEARS      TOTAL
                                    -----------   --------------   ----------------   ---------   ------
                                                                (IN MILLIONS)
Interest rate swaps...............      $ 33            $39              $ 10            $138     $  220
Financial futures.................       135             --                --              --        135
Foreign currency swaps............        --              5                23               3         31
Foreign currency forwards.........       595             --                --              --        595
Credit default swaps..............        --             --               121              43        164
                                        ----            ---              ----            ----     ------
  Total...........................      $763            $44              $154            $184     $1,145
                                        ====            ===              ====            ====     ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity variance swaps are used by the Company primarily as a macro hedge on certain invested assets. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--        $   17      $--        $ 1
Cash flow.......................       --       --         --             4       --         --
Non-qualifying..................    1,145      113          4         1,556       77          8
                                   ------     ----        ---        ------      ---        ---
  Total.........................   $1,145     $113        $ 4        $1,577      $77        $ 9
                                   ======     ====        ===        ======      ===        ===



     The Company recognized insignificant net investment income (expense) from settlement payments related to qualifying hedges for the years ended December 31, 2008, 2007 and 2006.

     The Company recognized net investment gains (losses) from settlement payments related to non-qualifying hedges of $8 million, $2 million, and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  FAIR VALUE HEDGES

     The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of SFAS 133.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008, 2007 and 2006. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008, 2007 and 2006.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For each of the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007, and 2006.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,..................................................   $(2)      $(2)      $(2)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of the cash flow
  hedges..............................................     1        --         1
Amounts reclassified to net investment gains
  (losses)............................................    --        --        (1)
                                                         ---       ---       ---
Other comprehensive income (loss) balance at December
  31,.................................................   $(1)      $(2)      $(2)
                                                         ===       ===       ===



     At December 31, 2008, insignificant amounts of the deferred net gains (losses) on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2009.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2008, 2007 and 2006.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2008 and 2007 include gains (losses) of $5 million and ($5) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. The Company did not record any gains (losses) on foreign currency contracts for the year ended December 31, 2006. There was no foreign currency translation gain (loss) recorded in 2008. At December 31, 2007, the cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income (loss) related to these hedges was ($5) million. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income
(loss) are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity variance swaps as a macro hedge on certain invested assets; (v) interest rate futures to economically hedge liabilities embedded in certain variable annuity products; and (vi) credit default swaps to synthetically create investments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                      2008       2007      2006
                                                      ----      -----      ----
                                                            (IN MILLIONS)
Net investment gains (losses).......................  $207      $(105)      $(4)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 15 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require the accepting of collateral in connection with its derivative instruments.

     At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $64 million and $4 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     The Company has exchange-traded futures, which require the pledging of collateral. At December 31, 2008, the Company did not provide any securities collateral for exchange traded futures. At December 31, 2007, the Company pledged securities collateral for exchange-traded futures of $2 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2008, the Company provided cash collateral for exchange-traded futures of $3 million, which is included in premiums and other receivables. At December 31, 2007, the Company did not provide cash collateral for exchange-traded futures.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $74 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid $1 million to terminate all of these contracts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                                 DECEMBER 31, 2008
                                            ----------------------------------------------------------
                                                               MAXIMUM AMOUNT
                                             FAIR VALUE OF   OF FUTURE PAYMENTS
RATING AGENCY DESIGNATION OF REFERENCED     CREDIT DEFAULT      UNDER CREDIT        WEIGHTED AVERAGE
CREDIT OBLIGATIONS(1)                            SWAPS        DEFAULT SWAPS(2)    YEARS TO MATURITY(3)
---------------------------------------     --------------   ------------------   --------------------
                                                                   (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate)..........................        $--                $ 7                   5.0
  Credit default swaps referencing
     indices..............................         (1)                67                   4.0
                                                  ---                ---
       Subtotal...........................         (1)                74                   4.1
Baa
  Single name credit default swaps
     (corporate)..........................         --                 --                    --
  Credit default swaps referencing
     indices..............................         --                 --                    --
                                                  ---                ---
       Subtotal...........................         --                 --                    --
Ba
  Single name credit default swaps
     (corporate)..........................         --                 --                    --
  Credit default swaps referencing
     indices..............................         --                 --                    --
                                                  ---                ---
       Subtotal...........................         --                 --                    --
B
  Single name credit default swaps
     (corporate)..........................         --                 --                    --
  Credit default swaps referencing
     indices..............................         --                 --                    --
                                                  ---                ---
       Subtotal...........................         --                 --                    --
Caa and lower
  Single name credit default swaps
     (corporate)..........................         --                 --                    --
  Credit default swaps referencing
     indices..............................         --                 --                    --
                                                  ---                ---
       Subtotal...........................         --                 --                    --
In or near default
  Single name credit default swaps
     (corporate)..........................         --                 --                    --
  Credit default swaps referencing
     indices..............................         --                 --                    --
                                                  ---                ---
       Subtotal...........................         --                 --                    --
                                                  ---                ---
                                                  $(1)               $74                   4.1
                                                  ===                ===



--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                         DAC    VOBA   TOTAL
                                                        ----   -----   -----
                                                            (IN MILLIONS)
Balance at January 1, 2006............................  $231   $  93   $ 324
  Capitalizations.....................................    20      --      20
                                                        ----   -----   -----
       Subtotal.......................................   251      93     344
                                                        ----   -----   -----
  Less: Amortization related to:
     Net investment gains (losses)....................    --      (2)     (2)
     Other expenses...................................    79     (28)     51
                                                        ----   -----   -----
       Total amortization.............................    79     (30)     49
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (3)    (15)    (18)
  Less: Other.........................................    50      27      77
                                                        ----   -----   -----
Balance at December 31, 2006..........................   125     111     236
  Effect of SOP 05-1 adoption.........................    (3)     (5)     (8)
  Capitalizations.....................................     7      --       7
                                                        ----   -----   -----
       Subtotal.......................................   129     106     235
                                                        ----   -----   -----
  Less: Amortization related to:
     Net investment gains (losses)....................    (2)     (2)     (4)
     Other expenses...................................    15      14      29
                                                        ----   -----   -----
       Total amortization.............................    13      12      25
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (1)     71      70
  Less: Other.........................................     3      --       3
                                                        ----   -----   -----
Balance at December 31, 2007..........................   114      23     137
  Less: Amortization related to:
     Net investment gains (losses)....................     3      (4)     (1)
     Other expenses...................................    10       9      19
                                                        ----   -----   -----
       Total amortization.............................    13       5      18
                                                        ----   -----   -----
  Less: Unrealized investment gains (losses)..........    (3)   (154)   (157)
  Less: Other.........................................    (2)     (1)     (3)
                                                        ----   -----   -----
Balance at December 31, 2008..........................  $106   $ 173   $ 279
                                                        ====   =====   =====



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $10 million in 2009, $9 million in 2010, $9 million in 2011, $8 million in 2012, and $8 million in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                                                          OTHER
                                    FUTURE POLICY         POLICYHOLDER ACCOUNT         POLICYHOLDER
                                      BENEFITS                  BALANCES                  FUNDS
                                 ------------------      ---------------------      -----------------
                                                             DECEMBER 31,
                                 --------------------------------------------------------------------
                                  2008        2007        2008           2007       2008         2007
                                 ------      ------      ------         ------      ----         ----
                                                             (IN MILLIONS)
Group life.................      $   15      $   34      $    1         $   --      $  1         $  1
Retirement & savings.......          33          35          19             42        --           --
Non-medical health &
  other....................         317         329          --             --         4            5
Traditional life...........       4,559       4,596          --             --       121          118
Variable & universal life..          80          64       3,125          3,079        67           58
Annuities..................          88          87         863            886        --           --
Other......................          84          52         135            127        56           47
                                 ------      ------      ------         ------      ----         ----
     Total.................      $5,176      $5,197      $4,143         $4,134      $249         $229
                                 ======      ======      ======         ======      ====         ====



     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were less than $1 million at both December 31, 2008 and 2007. Affiliated policyholder account balances, included in the table above, were less than $1 million at both December 31, 2008 and 2007. Affiliated other policyholder funds, included in the table above, were ($196) million and ($227) million at December 31, 2008 and 2007, respectively.

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1,406 million and $2,003 million at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $78 million and $77 million at December 31, 2008 and 2007, respectively. The average interest rate credited on these contracts was 3.92% and 4.14% at December 31, 2008 and 2007, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $49 million, $57 million and $84 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For each of the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                     DECEMBER 31,
                                                           --------------------------------
                                                                2008               2007
                                                           -------------      -------------
                                                                 AT                 AT
                                                           ANNUITIZATION      ANNUITIZATION
                                                           -------------      -------------
                                                                     (IN MILLIONS)
ANNUITY CONTRACTS (1)
TWO TIER ANNUITIES
General account value....................................    $     283          $     286
Net amount at risk (2)...................................    $      50 (4)      $      51 (4)
Average attained age of contractholders..................     60 years           60 years


                                                                     DECEMBER 31,
                                                           --------------------------------
                                                                2008               2007
                                                           -------------      -------------
                                                             SECONDARY          SECONDARY
                                                             GUARANTEES         GUARANTEES
                                                           -------------      -------------
                                                                     (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account).............    $   1,183          $   1,107
Net amount at risk (2)...................................    $  17,496 (3)      $  18,250 (3)
Average attained age of policyholders....................     58 years           57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                    ANNUITY      VARIABLE LIFE
                                                   CONTRACTS       CONTRACTS
                                                 -------------   -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2006.....................       $ 7             $ 6         $13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2006...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2007...................         7               6          13
Incurred guaranteed benefits...................        --              --          --
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2008...................       $ 7             $ 6         $13
                                                      ===             ===         ===



     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2008     2007
                                                               ----     ----
                                                               (IN MILLIONS)
Mutual Fund Groupings
  Equity.....................................................   $12      $18
  Bond.......................................................     1        1
  Balanced...................................................    --        2
  Money Market...............................................     2        2
  Specialty..................................................     1       --
                                                                ---      ---
     Total...................................................   $16      $23
                                                                ===      ===



7.  REINSURANCE

     General American's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. General American has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, General American reinsured up to 90% of the mortality risk for all new individual life insurance. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, General American changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, General American reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, General American may retain up to $2.5 million per life and reinsure 100% of amounts in excess of General American retention limits. The Company evaluates its reinsurance programs

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                       2008      2007      2006
                                                      -----     -----     -----
                                                            (IN MILLIONS)
PREMIUMS:
  Direct premiums...................................  $ 384     $ 410     $ 412
  Reinsurance assumed...............................    211       181       170
  Reinsurance ceded.................................   (311)     (283)     (283)
                                                      -----     -----     -----
     Net premiums...................................  $ 284     $ 308     $ 299
                                                      =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees....................................  $ 357     $ 302     $ 363
  Reinsurance ceded.................................   (197)     (114)     (137)
                                                      -----     -----     -----
     Net universal life and investment-type product
       policy fees..................................  $ 160     $ 188     $ 226
                                                      =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims...........  $ 574     $ 652     $ 694
  Reinsurance assumed...............................    186       175       175
  Reinsurance ceded.................................   (306)     (342)     (424)
                                                      -----     -----     -----
     Net policyholder benefits and claims...........  $ 454     $ 485     $ 445
                                                      =====     =====     =====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $  650   $  468
Claim recoverables........................................      80       92
Deposit recoverables......................................      16       29
All other recoverables....................................       4        5
                                                            ------   ------
  Total...................................................  $  750   $  594
                                                            ======   ======
AFFILIATED RECOVERABLES:
Future policy benefit recoverables........................  $1,238   $1,257
Deposit recoverables......................................     136      127
All other recoverables....................................       9        6
                                                            ------   ------
  Total...................................................  $1,383   $1,390
                                                            ======   ======



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including funds withheld accounts and irrevocable letters of credit. At December 31, 2008, the Company has $212 million of unaffiliated reinsurance recoverable balances secured by funds withheld accounts and $16 million of unaffiliated reinsurance recoverable balances secured through irrevocable letters of credit issued by various financial institutions. All of the affiliated reinsurance recoverable balances except $1,198 million of reserves and $8 million of other receivables are secured by funds withheld accounts or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $528 million, or 70%, of its total unaffiliated reinsurance recoverable balance of $750 million at December 31, 2008. Of these reinsurance recoverable balances, $212 million were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $271 million and $331 million at December 31, 2008 and 2007, respectively. Reinsurance balances receivable from affiliated reinsurers, included in other policyholder funds were $196 million and $227 million, at December 31, 2008 and 2007, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries including MLIC, Exeter Reassurance Company, Ltd., MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, Metropolitan Tower Life Insurance Company, New England Life Insurance Company, and Missouri Reinsurance (Barbados), Inc., all of which are related parties. The table below includes amounts related to transactions between these related parties and RGA through September 12, 2008, the date of the Company's dividend of its interests in RGA.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table reflects related party reinsurance information:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                               ------------------
                                                               2008   2007   2006
                                                               ----   ----   ----
                                                                  (IN MILLIONS)
Assumed premiums.............................................  $ 43   $129   $129
Assumed benefits, included in policyholder benefits and
  claims.....................................................  $120   $194   $155
Assumed benefits, included in policyholder dividends.........  $ --   $  9   $  7
Assumed acquisition costs, included in other expenses........  $ --   $ --   $  1
Ceded premiums...............................................  $ 15   $ 80   $ 85
Ceded fees, included in universal life and investment-type
  product policy fees........................................  $118   $ 65   $ 90
Income from deposit contracts, included in other revenues....  $  3   $  2   $  2
Ceded benefits, included in policyholder benefits and
  claims.....................................................  $ 18   $ 25   $ 10
Ceded benefits, included in interest credited to policyholder
  account balances...........................................  $ 61   $ 58   $ 54
Ceded benefits, included in policyholder dividends...........  $ --   $  9   $  7
Interest costs on ceded reinsurance, included in other
  expenses...................................................  $ 49   $  5   $ 45


8.  LONG-TERM DEBT AND SHORT-TERM DEBT- AFFILIATED

     Long-term and short-term debt outstanding is as follows:

                                               INTEREST RATES
                                            -------------------                DECEMBER 31,
                                                       WEIGHTED               -------------
                                              RANGE     AVERAGE    MATURITY   2008     2007
                                            --------   --------   ---------   ----     ----
                                                                              (IN MILLIONS)
Surplus notes.............................    7.63%      7.63%       2024     $100     $100
Other notes...............................  8% - 12%     8.40%    2009-2016      1        1
                                                                              ----     ----
Total long-term debt......................                                     101      101
Total short-term debt -- affiliated.......                                      --       50
                                                                              ----     ----
  Total...................................                                    $101     $151
                                                                              ====     ====



     The aggregate maturities of long-term debt at December 31, 2008 for the next five years are less than $1 million in each of the years 2009 through 2013 and $100 million thereafter.

     Unsecured senior debt ranks highest in priority and consists of other notes with varying interest rates. Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

  SHORT-TERM DEBT -- AFFILIATED

     There was no short-term debt outstanding at December 31, 2008. On December 31, 2007, MetLife Credit Corporation, an affiliate, issued a $50 million short-term loan to the Company with a fixed rate of 4.82%, which was repaid at maturity on January 2, 2008. The Company used the net proceeds of the loan for general corporate purposes.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $9 million for each of the years ended December 31, 2008, 2007 and 2006.

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                         YEARS ENDED DECEMBER
                                                                 31,
                                                       -----------------------
                                                       2008     2007      2006
                                                       ----     ----     -----
                                                            (IN MILLIONS)
Current:
  Federal............................................  $(10)    $(41)    $(156)
  Foreign............................................    75       50        29
                                                       ----     ----     -----
  Subtotal...........................................    65        9      (127)
                                                       ----     ----     -----
Deferred:
  Federal............................................    30       30       171
                                                       ----     ----     -----
Provision for income tax.............................  $ 95     $ 39     $  44
                                                       ====     ====     =====




     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2008     2007     2006
                                                         ----     ----     ----
                                                              (IN MILLIONS)
Tax provision at U.S. statutory rate...................  $ 75     $ 28     $ 44
Tax effect of:
  Tax-exempt investment income.........................     9        2       (2)
  State and local income taxes.........................    --       --        1
  Prior year tax.......................................    (7)       8       (2)
  RGA dividend of interest(1)..........................    16       --       --
  Other, net...........................................     2        1        3
                                                         ----     ----     ----
Provision for income tax...............................   $95      $39      $44
                                                         ====     ====     ====




--------

   (1) See Notes 2 and 14 for discussion concerning the dividend of interest in RGA.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                             -------------
                                                             2008     2007
                                                             ----     ----
                                                             (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables.................  $ 33     $ 64
  Employee benefits........................................    19       22
  Tax credit carryforwards.................................    55       --
  Net unrealized investment losses.........................   162       --
  Other....................................................     8      162
                                                             ----     ----
                                                              277      248
  Less: Valuation allowance................................    --       --
                                                             ----     ----
                                                              277      248
                                                             ----     ----
Deferred income tax liabilities:
  Investments..............................................    37       68
  DAC......................................................    10      (46)
  Net unrealized investment gains..........................    --      249
  Other....................................................    20        9
                                                             ----     ----
                                                               67      280
                                                             ----     ----
Net deferred income tax asset/(liability)..................  $210     $(32)
                                                             ====     ====



     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     The Company has not recorded a valuation allowance against the deferred tax asset of $162 million recognized in connection with unrealized investment losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     At December 31, 2008, the Company had tax credit carryforwards of $55 million, which begin to expire in 2018. The tax credit carryfowards are expected to be utilized during the period allowed.

     Effective January 1, 2006, General American joined with MetLife and its includable affiliates in filing a federal income tax return. General American participates in a tax sharing agreement with MetLife. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due from affiliates is $16 million and $120 million as of December 31, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2001. Due to a lapse of the statute of limitations, the 2003 and 2004 tax years are no longer subject to audit. In the first quarter of 2005, the IRS commenced an examination of the Company's U.S. income tax returns for 2000 through 2002 that is anticipated to be completed in 2009.

     As a result of the implementation of FIN 48 on January 1, 2007, the Company recognized an $11 million decrease in the liability for unrecognized tax benefits, no increase/decrease in the interest liability for unrecognized tax benefits, as well as a $17 million increase in the liability for unrecognized tax benefits and a $5 million increase in the interest liability for unrecognized tax benefits which are included in liabilities of subsidiaries held-for-sale. The corresponding reduction to the January 1, 2007 balance of retained earnings was $0, net of $11 million of minority interest included in liabilities of subsidiaries held-for-sale. The Company's total amount of unrecognized tax benefits upon adoption of FIN 48 was $21 million. The Company reclassified, at adoption, $32 million of current income tax payables to the liability for unrecognized tax benefits included within other liabilities. The Company did not reclassify, at adoption, any deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $21 million. The Company also had $3 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     At December 31, 2008, the Company's total amount of unrecognized tax benefits was $18 million and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, is $18 million. The total amount of unrecognized tax benefits decreased by $6 million from December 31, 2007 due to lapses in the statutes of limitations.

     At December 31, 2007, the Company's total amount of unrecognized tax benefits was $24 million, an increase of $3 million from the date of adoption, and the total amount of unrecognized tax benefits that would affect the effective tax rate, if recognized, was $24 million, an increase of $3 million from the date of adoption.

     The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2008 and December 31, 2007, is as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2008     2007
                                                               ----     ----
                                                               (IN MILLIONS)
Balance as of the beginning of the period....................   $24      $21
Additions for tax positions of current year..................    --        7
Lapses of statutes of limitations............................    (6)      (4)
                                                                ---      ---
Balance as of the end of the period..........................   $18      $24
                                                                ===      ===



     During the year ended December 31, 2008, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2008, the Company had $5 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from December 31, 2007.

     During the year ended December 31, 2007, the Company recognized $1 million in interest expense associated with the liability for unrecognized tax benefits. At December 31, 2007, the Company had $4 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $1 million from the date of adoption.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $1 million and $1 million, respectively, related to the separate account DRD.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Regulators have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company has been cooperating fully with these inquiries. The Company is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

     North American National Marketing, LLC, et al. v. General American Life Insurance Co., et al. (Dist. Ct, Colo., Arapahoe Cty., filed March 21, 2007) North American National Marketing ("North American") and its affiliate sued the Company and MetLife, Inc. alleging breach of a contract between the Company and North American for the design, development and distribution of certain universal life insurance products for the Company during the period from 2001 to 2004. Plaintiffs seek damages comprised of fees and commissions relating to sales of the life insurance products designed by North American. The Company and MetLife, Inc. dispute these alleged damages and are vigorously defending the lawsuit, which is currently scheduled for a jury trial in April 2009.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas, or make other inquiries, concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows.

     In 2007, the Company received $39 million, included in other revenues, based on the resolution of an indemnification claim associated with the 2000 acquisition of the Company by MLIC.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006. At both December 31, 2008 and 2007, the Company maintained a liability of $4 million, a related asset for premium tax offsets of $3 million for undiscounted future assessments in respect of impaired, insolvent or failed insurers, and an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

  COMMITMENTS

  Leases

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' sales revenues. Future minimum rental income relating to these lease agreements are as follows:

                                                                    RENTAL
                                                                    INCOME
                                                                -------------
                                                                (IN MILLIONS)
2009..........................................................        $8
2010..........................................................        $4
2011..........................................................        $3
2012..........................................................        $3
2013..........................................................        $1
Thereafter....................................................        $1


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $182 million and $57 million at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amount of these unfunded commitments was $6 million at December 31, 2008. At December 31, 2007, there were no unfunded commitments to fund private corporate bond investments.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $2 million to $45 million, with a cumulative maximum of $61 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2008, the Company did not record any liabilities for indemnities, guarantees and commitments. The Company had no liability for indemnities, guarantees and commitments at both December 31, 2008 and 2007.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $74 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. As of December 31, 2008, the Company would have paid $1 million to terminate all of these contracts.

     See Note 4 for further disclosures related to credit default swap obligations.

11.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     General American's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by MLIC. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually, based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2008, the majority of active participants are accruing benefits under the cash balance formula; however, approximately 95% of the obligations result from benefits calculated with the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     General American also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by MLIC. Employees of General American who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for General American, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     General American is allocated both pension and other postretirement expenses from MLIC associated with benefits provided to its employees and does not bear direct obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosure below. General American's share of pension expense was $7 million, $7 million and $8 million for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, General American's share of other postretirement expense was less than $1 million, less than $1 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     General American continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service credits while employed, but are not accruing additional benefits in these plans.

     As described more fully in Note 1, effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $7 million at December 31, 2005, $4 million net of income tax, and was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $6 million, $4 million, net of income tax of $2 million, and remained as a reduction of accumulated other comprehensive income. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, and prior service costs and credits that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                                 DECEMBER 31, 2006
                                               ----------------------------------------------------
                                                             ADDITIONAL
                                                               MINIMUM
                                                   PRE         PENSION    ADOPTION OF       POST
                                                 SFAS 158     LIABILITY     SFAS 158      SFAS 158
BALANCE SHEET CAPTION                          ADJUSTMENTS   ADJUSTMENT    ADJUSTMENT   ADJUSTMENTS
---------------------------------------------  -----------   ----------   -----------   -----------
                                                                   (IN MILLIONS)
Other assets: Prepaid pension benefit cost...      $(38)         $--          $  9          $(29)
Other liabilities: Accrued postretirement
  benefit cost...............................      $ --           --            --          $ --
                                                                 ---          ----
  Subtotal...................................                     --             9
Net liability of subsidiary held-for-sale....                      1           (17)
                                                                 ---          ----
Accumulated other comprehensive income
  (loss), before income tax:
  Defined benefit plans......................      $ (7)           1            (8)         $(14)
Minority interest............................                     --             8
Deferred income tax..........................                     --            (1)
                                                                 ---          ----
Accumulated other comprehensive income
  (loss), net of income tax:
  Defined benefit plans......................      $ (4)         $ 1          $ (1)         $ (4)
                                                                 ===          ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                           DECEMBER 31,
                                                    -------------------------
                                                                     OTHER
                                                                  POSTRETIRE-
                                                      PENSION         MENT
                                                      BENEFITS      BENEFITS
                                                    -----------   -----------
                                                    2008   2007   2008   2007
                                                    ----   ----   ----   ----
                                                          (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of
  year............................................  $ 26   $ 29   $ --   $ --
  Service cost....................................    --     --     --     --
  Interest cost...................................     2      2     --     --
  Net actuarial (gains) losses....................    --     (2)    --     --
  Change in benefits..............................    --     --     --     --
  Benefits paid...................................    (3)    (3)    --     --
                                                    ----   ----   ----   ----
Benefit obligation at end of year.................    25     26     --     --
                                                    ----   ----   ----   ----
Change in plan assets:
Fair value of plan assets at beginning of year....    --     --     --     --
  Actual return on plan assets....................    --     --     --     --
  Employer contribution...........................     3      3     --     --
  Benefits paid...................................    (3)    (3)    --     --
                                                    ----   ----   ----   ----
Fair value of plan assets at end of year..........    --     --     --     --
                                                    ----   ----   ----   ----
Funded status at end of year......................  $(25)  $(26)   $--    $--
                                                    ====   ====   ====   ====
Amounts recognized in consolidated balance sheet
  consist of:
  Other liabilities...............................  $(25)  $(26)   $--    $--
                                                    ====   ====   ====   ====
Accumulated other comprehensive (income) loss:
  Net actuarial losses............................  $ 12   $ 19    $--    $ 2
  Prior service credit............................   (13)   (11)    --     --
                                                    ----   ----   ----   ----
                                                      (1)     8     --      2
  Deferred income tax and minority interest.......    --     (6)    --     (1)
                                                    ----   ----   ----   ----
                                                    $ (1)  $  2    $--    $ 1
                                                    ====   ====   ====   ====



     The accumulated benefit obligation for all defined benefit pension plans was $25 million and $26 million at December 31, 2008 and 2007, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2008     2007
                                                               ----     ----
                                                               (IN MILLIONS)
Projected benefit obligation.................................   $25      $26
Accumulated benefit obligation...............................   $25      $26
Fair value of plan assets....................................   $--      $--


     The projected benefit obligation exceeded assets for all pension plans at both December 31, 2008 and 2007.

     The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------
                                                                            OTHER POSTRETIREMENT
                                                  PENSION BENEFITS                BENEFITS
                                               ----------------------     -----------------------
                                               2008     2007     2006     2008      2007     2006
                                               ----     ----     ----     ----      ----     ----
                                                                  (IN MILLIONS)
NET PERIODIC BENEFIT COST
  Service cost...............................   $--      $--      $--      $--       $--      $--
  Interest cost..............................     2        2        2       --        --       --
  Expected return on plan assets.............    --       --       --       --        --       --
  Amortization of net actuarial (gains)
     losses..................................     1       --       (2)      --        --       --
  Amortization of prior service cost
     (credit)................................    (3)      (2)      --       --        --       --
                                                ---      ---      ---      ---       ---      ---
     Net periodic benefit cost...............    --       --      $--       --        --      $--
                                                                  ===                         ===
     Net periodic cost of asset held-for-
       sale..................................    --        4                --         1
                                                ---      ---               ---       ---
                                                 --        4                --         1
                                                ---      ---               ---       ---
OTHER CHANGES IN PLAN ASSETS AND BENEFIT
  OBLIGATIONS
  RECOGNIZED IN OTHER COMPREHENSIVE INCOME
     (LOSS)
  Net actuarial (gains) losses...............    (7)      (3)               (2)       (3)
  Prior service cost (credit)................     2        1                --        --
  Amortization of net actuarial gains
     (losses)................................    (1)      (1)               --        --
  Amortization of prior service (cost)
     credit..................................     3        2                --        --
                                                ---      ---               ---       ---
     Total recognized in other comprehensive
       income (loss).........................    (3)      (1)               (2)       (3)
                                                ---      ---               ---       ---
     Total recognized in net periodic benefit
       cost and other comprehensive income
       (loss)................................   $(3)     $ 3               $(2)      $(2)
                                                ===      ===               ===       ===



     Included within other comprehensive income (loss) are other changes in plan assets and benefit obligations associated with pension benefits of ($3) million and other postretirement benefits of ($2) million for an aggregate reduction in other comprehensive income (loss) of ($5) million before income tax and ($4) million, net of income tax and minority interest.

     The estimated net actuarial losses and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are less than $1 million and ($2) million, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                             DECEMBER 31,
                                                   -------------------------------
                                                                         OTHER
                                                      PENSION         POSTRETIRE-
                                                      BENEFITS       MENT BENEFITS
                                                   -------------     -------------
                                                   2008     2007     2008     2007
                                                   ----     ----     ----     ----
Weighted average discount rate...................  6.60%    6.65%      --       --
Rate of compensation increase....................   N/A      N/A      N/A      N/A


     Assumptions used in determining net periodic benefit cost were as follows:

                                                                DECEMBER 31,
                                                  ---------------------------------------
                                                                              OTHER
                                                                         POSTRETIREMENT
                                                   PENSION BENEFITS         BENEFITS
                                                  ------------------   ------------------
                                                  2008   2007   2006   2008   2007   2006
                                                  ----   ----   ----   ----   ----   ----
Weighted average discount rate..................  6.65%  6.00%  5.80%    --     --     --
Expected rate of return on plan assets..........   N/A    N/A    N/A    N/A    N/A    N/A
Rate of compensation increase...................   N/A    N/A    N/A    N/A    N/A    N/A


     The discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

  CASH FLOWS

     In 2009, the Company expects to make contributions of $2 million to its pension plans. Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Gross benefit payments for the next ten years are expected to be as follows:

                                                              PENSION BENEFITS
                                                              ----------------
                                                                (IN MILLIONS)
2009........................................................         $ 2
2010........................................................         $ 3
2011........................................................         $ 3
2012........................................................         $ 3
2013........................................................         $ 3
2014 - 2018.................................................         $12


  SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was less than $1 million for each of the years ended December 31, 2008, 2007 and 2006.

12.  EQUITY

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of General American.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year. Further, statutory accounting principles do not give recognition to purchase accounting adjustments.

     General American, domiciled in Missouri, applied to its state insurance regulator and was permitted to admit the lesser of the amount of the deferred tax asset expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. The NAIC statutory accounting principles currently admit the lesser of the amount of the deferred tax asset expected to be realized within one year of the balance sheet date or 10% of the statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. As a result of the relief, the Company's minimum statutory capital requirement was reduced by $58 million as of December 31, 2008.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $1,177 million, $106 million and $316 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $1,079 million and $2,280 million at December 31, 2008 and 2007, respectively.

  DIVIDEND RESTRICTIONS

     Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its statutory surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). General American will be permitted to pay a stockholder dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Commissioner of Insurance (the "Commissioner"). As described in Note 2, the Company paid an in-kind extraordinary dividend of $1,318 million to GenAmerica for the year ended December 31, 2008. For the year ended December 31, 2007, the Company did not pay any dividends to GenAmerica. The Company paid $13 million for the year ended December 31, 2006 in dividends for which prior insurance regulatory clearance was not required. Based on amounts at December 31, 2008, General American could pay to GenAmerica a stockholder dividend of $107 million without prior approval of the Commissioner in 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                         2008    2007    2006
                                                       -------   ----   -----
                                                            (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year...........................................  $(1,370)  $ 22   $(115)
Income tax effect of holding gains (losses)..........      544    (13)     38
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.............................      105     29      16
  Amortization of premiums and accretion of discounts
     associated with investments.....................      (37)   (33)    (12)
  Income tax effect..................................      (26)     2      (1)
Allocation of holding (gains) losses on investments
  relating to other policyholder amounts.............      175    (70)     18
Income tax effect of allocation of holding (gains)
  losses to other policyholder amounts...............      (61)    42      (6)
Unrealized investment loss of dividend of interest in
  subsidiary.........................................       69     --      --
Deferred income tax on unrealized investment loss on
  dividend of interests in subsidiary................      (46)    --      --
                                                       -------   ----   -----
Net unrealized investment gains (losses), net of
  income tax.........................................     (647)   (21)    (62)
                                                       -------   ----   -----
Foreign currency translation adjustment..............     (122)    60      11
Minimum pension liability adjustment, net of income
  tax................................................       --     --       1
Defined benefit plan adjustment, net of income tax...        4      1      --
                                                       -------   ----   -----
Other comprehensive income (loss)....................  $  (765)  $ 40   $ (50)
                                                       =======   ====   =====



13.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2008     2007     2006
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Compensation..........................................  $ 22     $ 10     $ 21
Commissions...........................................    13       15       36
Reinsurance allowances................................   (17)     (22)     (43)
Interest and debt issue costs.........................    10       10        9
Amortization of DAC and VOBA..........................    18       25       49
Capitalization of DAC.................................    --       (7)     (20)
Insurance tax.........................................    11       13       17
Other.................................................    27       33       74
                                                        ----     ----     ----
Total other expenses..................................  $ 84     $ 77     $143
                                                        ====     ====     ====


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     For the years ended December 31, 2008, 2007 and 2006 commissions, reinsurance allowances and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 7. See also Note 16 for discussion of affiliated expenses included in the table above.

  Amortization and Capitalization of DAC and VOBA

     See Note 5 for the rollforward of DAC and VOBA including impacts of amortization and capitalization.

14.  DISCONTINUED OPERATIONS

  OPERATIONS

     As more fully described in Note 2, on September 12, 2008 MetLife completed a tax-free split-off of its majority-owned subsidiary, RGA. In connection with this transaction, General American dividended to MLIC and MLIC dividended to MetLife, substantially all of its interests in RGA. RGA's assets and liabilities were reclassified to assets and liabilities of subsidiaries held for sale and its operating results were reclassified to discontinued operations for all periods presented.

     The following tables present the amounts related to the operations and financial position of RGA that have been reflected as discontinued operations in the consolidated statements of income:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                             2008     2007     2006
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
Premiums..................................................  $3,535   $4,910   $4,348
Net investment income.....................................     597      908      781
Other revenues............................................      69       77       66
Net investment gains (losses).............................    (249)    (177)       7
                                                            ------   ------   ------
  Total revenues..........................................   3,952    5,718    5,202
                                                            ------   ------   ------
Policyholder benefits and claims..........................   2,989    3,989    3,490
Interest credited to policyholder account balances........     108      262      254
Other expenses............................................     699    1,226    1,227
                                                            ------   ------   ------
  Total expenses..........................................   3,796    5,477    4,971
                                                            ------   ------   ------
Income before provision for income tax....................     156      241      231
Provision for income tax..................................      53       84       81
                                                            ------   ------   ------
Income from operations of discontinued operations, net of
  income tax..............................................     103      157      150
Loss in connection with the dividend of interests in
  subsidiary, net of income tax...........................    (398)      --       --
                                                            ------   ------   ------
Income (loss) from operations of discontinued operations,
  net of income tax.......................................  $ (295)  $  157   $  150
                                                            ======   ======   ======


            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                            DECEMBER 31, 2007
                                                            -----------------
                                                              (IN MILLIONS)
Fixed maturity securities.................................       $ 9,398
Equity securities.........................................           137
Mortgage loans on real estate, net........................           832
Policy loans..............................................         1,059
Short-term investments....................................            75
Other invested assets.....................................         4,897
                                                                 -------
  Total investments.......................................        16,398
Cash and cash equivalents.................................           404
Accrued investment income.................................            78
Premiums and other receivables............................         1,440
Deferred policy acquisition costs and VOBA................         3,513
Goodwill..................................................            96
Other assets..............................................            91
Separate account assets...................................            17
                                                                 -------
     Total assets held-for-sale...........................       $22,037
                                                                 =======
Future policy benefits....................................       $ 6,159
Policyholder account balances.............................         6,657
Other policyholder funds..................................         2,297
Long-term debt............................................           528
Collateral financing arrangements.........................           850
Junior subordinated debt securities.......................           399
Shares subject to mandatory redemption....................           159
Current income tax payable................................            33
Deferred income tax liability.............................           941
Other liabilities.........................................         1,918
Separate account liabilities..............................            17
                                                                 -------
     Total liabilities held-for-sale......................       $19,958
                                                                 =======



     The operations of RGA include direct policies and reinsurance agreements with MetLife and some of its affiliates. These agreements are generally terminable by either party upon 90 days written notice with respect to future new business. Agreements related to existing business generally are not terminable, unless the underlying policies terminate or are recaptured. These direct policies and reinsurance agreements do not constitute significant continuing involvement by the Company with RGA. Included in continuing operations in the Company's consolidated statements of operations are amounts related to these affiliated transactions, including ceded amounts that reduced premiums and fees by $23 million, $38 million, and $32 million and ceded amounts that reduced policyholder benefits and claims by $13 million, $33 million, and $44 million for the years ended December 31, 2008, 2007 and 2006, respectively, that have not been eliminated as these transactions are expected to continue after the RGA divestiture. Related amounts included in the Company's consolidated balance sheets that have not been eliminated include assets totaling $456 million, and liabilities totaling $361 million at December 31, 2007.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

15.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2007                                   AMOUNT      VALUE    FAIR VALUE
-----------------                                  --------   --------   ----------
                                                             (IN MILLIONS)
ASSETS:
Fixed maturity securities........................              $ 7,919     $ 7,919
Equity securities................................              $    31     $    31
Mortgage loans on real estate....................              $   241     $   247
Policy loans.....................................              $ 1,657     $ 1,657
Short-term investments...........................              $   237     $   237
Cash and cash equivalents........................              $   103     $   103
Accrued investment income........................              $   107     $   107
Assets of subsidiaries held-for-sale.............              $11,983     $11,992
LIABILITIES:
Policyholder account balances....................              $ 1,055     $ 1,030
Short-term debt -- affiliated....................              $    50     $    50
Long-term debt...................................              $   101     $   121
Payables for collateral under securities loaned
  and other transactions.........................              $ 1,438     $ 1,438
Liabilities of subsidiaries held-for-sale........              $ 6,915     $ 6,044


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage Loans on Real Estate -- Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Affiliated Short-term Debt and Long-term Debt -- The estimated fair value of short-term debt-affiliated approximates fair value due to the short-term duration of the instrument. Long-term debt is determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other Transactions
-- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Assets and Liabilities of Subsidiaries Held-For-Sale -- The carrying values of assets and liabilities of subsidiaries held-for-sale reflect those assets and liabilities which were previously determined to be financial instruments and which were reflected in other financial statement captions in the table above in previous periods but have been reclassified to this caption to reflect the discontinued nature of the operations. The estimated fair value of the assets and liabilities of subsidiaries held-for-sale have been determined on a basis consistent with similar instruments as described herein.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps and foreign currency forwards are based upon quotations obtained from dealers or other reliable sources. See
Note 4 for derivative fair value disclosures.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                         NOTIONAL   CARRYING    ESTIMATED
DECEMBER 31, 2008                                         AMOUNT      VALUE    FAIR VALUE
-----------------                                        --------   --------   ----------
                                                                   (IN MILLIONS)
ASSETS:
Fixed maturity securities..............................              $6,140      $6,140
Equity securities......................................              $  135      $  135
Mortgage loans on real estate..........................              $  219      $  213
Policy loans...........................................              $1,691      $2,088
Other limited partnership interests(1).................              $    2      $    2
Short-term investments.................................              $  514      $  514
Other invested assets:(1)
  Derivative assets....................................    $910      $  113      $  113
  Other................................................              $    3      $    3
Cash and cash equivalents..............................              $  152      $  152
Accrued investment income..............................              $   99      $   99
Premiums and other receivables(1)......................              $  153      $  121
Separate account assets................................              $1,484      $1,484
LIABILITIES:
Policyholder account balances(1).......................              $1,016      $  843
Long-term debt.........................................              $  101      $   74
Payables for collateral under securities loaned and
  other transactions...................................              $  806      $  806
Other liabilities:(1)
  Derivative liabilities...............................    $235      $    4      $    4
  Other................................................              $    9      $    9
Separate account liabilities(1)........................              $  189      $  189
COMMITMENTS:(2)
Commitments to fund private corporate bond
  investments..........................................    $  6      $   --      $   --


--------

   (1) Carrying values presented herein differ from those presented on the consolidated balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Commitments are off-balance sheet obligations.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans on Real Estate -- The Company originates mortgage loans on real estate principally for investment purposes. These loans are carried at amortized cost within the consolidated financial statements. The fair value for mortgage loans on real estate is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Other Limited Partnership Interests -- Other limited partnerships included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheet represents investments in other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at estimated fair value in the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consolidated balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the consolidated balance sheet is principally comprised of freestanding derivatives with positive estimated fair values, cash held in trust and investments in tax credit partnerships. Investments in tax credit partnerships, which are accounted for under the equity method, are not financial instruments subject to fair value disclosure. Accordingly, they have been excluded from the preceding table. Cash held in trust is treated as cash and cash equivalents where estimated fair value generally approximates carrying value.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the consolidated balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions, amounts receivable for securities sold but not yet settled and fees and general operating receivables.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over very short periods such that the estimated fair value approximate their carrying values. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheet in accordance with SOP O3-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds short-term investments and cash and cash equivalents. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair values of fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents held by separate accounts are determined on

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES a basis consistent with the methodologies described herein for similar financial instruments held within the general account. The estimated fair value of hedge funds is based upon NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. The difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the consolidated balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include certain funding arrangements, fixed deferred annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models as well as its claims paying ability.

     Long-term Debt -- The estimated fair values of long-term debt securities are generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company including inputs, when available, from other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights; contractual interest rates in relation to current market rates; the structuring of the arrangement; and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

     Payables for Collateral Under Securities Loaned and Other Transactions
-- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the consolidated balance sheet is principally comprised of freestanding derivatives with negative estimated fair values; tax and litigation contingency liabilities; obligations for employee-related benefits; amounts due on cash collateral held in relation to securities lending; interest payable; amounts due for securities purchased but not yet settled; amounts due under assumed reinsurance contracts; and general operating accruals and payables.

     The estimated fair value of derivatives -- with positive and negative estimated fair values -- is described in the respectively labeled section which follows.

     The amounts included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable; amounts due on cash collateral held in relation to securities lending; and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the consolidated balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding under institutional retirement & savings products.

     Separate account liabilities, whether related to investment or insurance contracts, are recognized in the consolidated balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                               DECEMBER 31, 2008
                                      ------------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE      TOTAL
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS       ESTIMATED
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                      ------------------   -----------------   ------------   ----------
                                                                 (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........         $ --                $2,070            $165         $2,235
  Residential mortgage-backed
     securities.....................           --                   959               2            961
  Foreign corporate securities......           --                   782              50            832
  Foreign government securities.....           --                   679              95            774
  Commercial mortgage-backed
     securities.....................           --                   648              14            662
  U.S. Treasury/agency securities...          289                    83              --            372
  Asset-backed securities...........           --                   225              64            289
  State and political subdivision
     securities.....................           --                    15              --             15
                                             ----                ------            ----         ------
     Total fixed maturity
       securities...................          289                 5,461             390          6,140
                                             ----                ------            ----         ------
Equity securities:
  Common stock......................           --                   128               1            129
  Non-redeemable preferred stock....           --                     1               5              6
                                             ----                ------            ----         ------
     Total equity securities........           --                   129               6            135
                                             ----                ------            ----         ------
Short-term investments..............           --                   514              --            514
Derivative assets(1)................           --                   113              --            113
Separate account assets(2)..........          660                   729              95          1,484
                                             ----                ------            ----         ------
     Total assets...................         $949                $6,946            $491         $8,386
                                             ====                ======            ====         ======
LIABILITIES
Derivative liabilities(1)...........         $  2                $    1            $  1         $    4
                                             ====                ======            ====         ======



--------

   (1) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the consolidated balance sheet, but are presented net for purposes of the rollforward in the following tables.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

   (2) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities. As it relates to derivatives, this level includes financial futures including interest rate futures. Separate account assets classified within this level principally include mutual funds. Also included are assets held within separate accounts which are similar in nature to those classified in this level for the general account.

     Level 2 This category includes fixed maturity and equity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, state and political subdivision securities, foreign government securities and asset-backed securities. Equity securities classified as Level 2 securities consist principally of common stock and certain equity securities where market quotes are available but are not considered actively traded. Short-term investments included within Level 2 are of a similar nature to these fixed maturity and equity securities. As it relates to derivatives, this level includes derivatives for which all the inputs used are observable; including foreign currency forwards, foreign currency swaps, interest rate swaps and credit default swaps. Separate account assets classified within this level are generally similar to those classified within this level for the general account. Hedge funds owned by separate accounts are also included within this level.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including:
             U.S. and foreign corporate securities -- including below investment grade private placements; residential mortgage-backed securities; commercial mortgage backed securities; foreign government securities and asset-backed securities -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist of common stock of privately held companies and non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. As it relates to derivatives this category includes credit default swaps having unobservable credit correlations. Separate account assets classified within this level are generally similar to those classified within this level for the general account; however, they also include mortgage loans.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                         -----------------------------------------------------------------------------------------------------
                                                              TOTAL REALIZED/UNREALIZED
                                                             GAINS (LOSSES) INCLUDED IN:
                                                            ----------------------------   PURCHASES,
                           BALANCE,    IMPACT OF   BALANCE,                    OTHER         SALES,      TRANSFER IN  BALANCE,
                         DECEMBER 31,   SFAS 157  BEGINNING                COMPREHENSIVE  ISSUANCES AND   AND/OR OUT   END OF
                             2007     ADOPTION(1) OF PERIOD EARNINGS(2, 3) INCOME (LOSS) SETTLEMENTS(4) OF LEVEL 3(5)  PERIOD
                         ------------ ----------- --------- -------------- ------------- -------------- ------------- --------
                                                                    (IN MILLIONS)

Fixed maturity
  securities............     $612         $--        $612        $(56)          $(97)         $(62)          $(7)       $390
Equity securities.......       12          --          12          (1)            (1)           (4)           --           6
Net derivatives(6)......       --          --          --          --             --            (1)           --          (1)
Separate account
  assets(7).............      124          --         124         (25)            --            (1)           (3)         95


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. As described in
       Note 1, there was no material impact of adoption on Level 3 assets and liabilities.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/losses. Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/losses.

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward.

   (5) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities.

   (8) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                           TOTAL GAINS AND LOSSES
                                                  ---------------------------------------
                                                   CLASSIFICATION OF REALIZED/UNREALIZED
                                                                   GAINS
                                                       (LOSSES) INCLUDED IN EARNINGS
                                                  ---------------------------------------
                                                      NET              NET
                                                  INVESTMENT       INVESTMENT
                                                    INCOME       GAINS (LOSSES)     TOTAL
                                                  ----------     --------------     -----
                                                                  (IN MILLIONS)
Fixed maturity securities....................         $ 8             $(64)          $(56)
Equity securities............................          --               (1)            (1)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                          CHANGES IN UNREALIZED GAINS (LOSSES)
                                                        RELATING TO ASSETS AND LIABILITIES HELD
                                                                  AT DECEMBER 31, 2008
                                                       -----------------------------------------
                                                           NET               NET
                                                       INVESTMENT        INVESTMENT
                                                         INCOME        GAINS (LOSSES)      TOTAL
                                                       ----------      --------------      -----
                                                                     (IN MILLIONS)
Fixed maturity securities........................          $ 9              $(63)           $(54)
Equity securities................................           --                (2)             (2)
Net derivatives..................................           --                (1)             (1)


16.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $36 million, $44 million and $50 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, $5 million and $8 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $6 million, $14 million and $21 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. The Company received fees for this service of $28 million, $26 million and $11 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $2 million, $4 million and $5 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $1 million, $2 million and $2 million included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net receivables from affiliates of $9 million and $32 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These net receivables exclude affiliated reinsurance balances discussed in Note 7.

     See Notes 3, 6 and 8 for additional related party transactions.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2008.

3.   Statement of Operations for the year ended December 31, 2008.

4.   Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007.

5.   Notes to Financial Statements

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2008 and 2007.

3.   Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.

5.   Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Financial Statements.





The Following Consolidated financial statements of General American Life Insurance Company (the
"Guarantor") are
included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2008 and 2007.

3.   Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and
     2006.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Consolidated Financial Statements.




b.           Exhibits
             ----------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account.(1)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(11)

2.           Not Applicable.

3.   (i)     Form of Principal Underwriter's Agreement.(7)

     (ii)    Principal Underwriter's and Selling Agreement (effective January 1, 2001)(11)

     (iii)   Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(11)

     (iv)    Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(11)

     (v)     Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (19)

     (v)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (22)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract.(5)

     (ii)    Enhanced Dollar Cost Averaging Rider(5)

     (iii)   Three Month Market Entry Rider(5)

     (iv)    Death Benefit Rider - (Compounded-Plus)(5)

     (v)     Death Benefit Rider - (Annual)(5)

     (vi)    Death Benefit Rider - (Annual Step-Up)(5)


     (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit)(5)

     (viii)     Additional Death Benefit Rider - (Earnings Preservation Benefit)(5)

     (ix)       Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(5)

     (x)        Terminal Illness Rider(5)

     (xi)       Individual Retirement Annuity Endorsement(5)

     (xii)      Roth Individual Retirement Annuity Endorsement(5)

     (xiii)     401 Plan Endorsement(5)

     (xiv)      Tax Sheltered Annuity Endorsement(5)

     (xv)       Unisex Annuity Rates Rider(5)

     (xvi)      Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance Company;
                formerly, Cova Financial Services Life Insurance Company)(2)

     (xvii)     Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(9)

     (xviii)    Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(11)

     (xix)      Individual Retirement Annuity Endorsement 7023.1 (9/02)(11)

     (xx)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(11)

     (xxi)      401(a)/403(a) Plan Endorsement 7026.1 (9/02)(11)

     (xxii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02)(11)

     (xxiii)    Simple Individual Retirement Annuity Endorsement 7276 (9/02)(11)

     (xxiv)     Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (13)

     (xxv)      Form of Contract Schedule Class A 7151-3 (11/05) (15)

     (xxvi)     Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (14)

     (xxvii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider (17)

     (xxviii)   Form of Guaranteed Minimum Income Benefit Rider (17)

     (xxix)     Form of Contract Schedule (enhanced GMIB Plus) (17)

     (xxx)      Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (18)

     (xxxi)     Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08)(25)

     (xxxii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (25)

5.   (i)        Form of Variable Annuity Application(5)

     (ii)       Form of Variable Annuity Application Class A 7155 (11/00) APPVA-504A(10)

     (iii)      Form of Variable Annuity Application Class A 7155 (4/05) APPVA-505A (13)

     (iv)       Form of Variable Annuity Application Class A 7155 (7/04) APPVAALIS 506 (18)

     (v)        Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008 (28)

6.   (i)        Copy of Articles of Incorporation of the Company(6)

     (ii)       Copy of the Bylaws of the Company(6)

7.   (i)        Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
                Company(8)

     (ii)       Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                Reassurance Company, Ltd.(8)

     (iii)      Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
                American Life Insurance Company (18)



8.   (i)    (a)      Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services
                     Life Insurance Company and Massachusetts Financial Services Company (November 1997)(3)


            (b)      Partial Termination of Participation Agreement dated November 24, 1997, as amended by
                     Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova
                     Financial Services Life Insurance Company and Massachusetts Financial Service Company (January
                     28, 1999)(12)

            (c)      Form of Amendment to Participation Agreement dated November 24, 1997 by and among MFS
                     Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts
                     Financial Service Company (1998)(12)

            (d)      Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by Amendment
                     No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services
                     Life Insurance Company and Massachusetts Financial Service Company (October 1, 1999)(12)

   (ii)    (a) Form of Fund Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp. and
           Cova Financial Services Life Insurance Company (December 12, 1997)(4)

            (b)      Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds
                     Corp. and Cova Financial Services Life Insurance Company (September 1, 1998); Amendment dated
                     November 12, 1999 to the Participation Agreement dated September 1, 1998; Amendment dated May
                     1, 2001 to the Participation Agreement dated September 1, 1998; and Amendment No. 3 dated April
                     24, 2006 to the Participation Agreement dated September 1, 1998 (27)

   (iii)    (a)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                     Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(8)

            (b)      First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                     Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                     (September 14, 2001)(8)



(iv)     Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
         and Cova Financial Services Life Insurance Company (effective September 1, 2000)(11)

(v)      Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
         Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and
         Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23, 1999 to
         Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1, 2000 to the
         Participation Agreement dated December 31, 1997; and Amendment No. 3 dated February 12, 2001 to the Participation Agreement dated December 31, 1997 (27)

(vi)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
         Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004) (16)

(vii)    Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
         December 31, 2002) (18)

(viii)   Guarantee Agreement (June 1, 1995)(General American Life Insurance Company)(20)

(ix)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
         Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007) (22)

(x)      Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds Insurance
         Series and Capital Research and Management Company (effective 11-01-06) (23)

(xi)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
         Investors Distribution Company and MetLife Investors Company (effective August 31, 2007)(26)

(xii)    (a) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
         Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1, 2000)
         (27)


                  (b) Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                  Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Frankling Templeton Variable
                  Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA Financial Services Life
                  Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1,
                  2000; Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
                  Distributors, Inc. and COVA Financial Services Life Insurance Company effective March 1, 2001 to the
                  Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
                  Insurance Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance
                  Company and MetLife Investors Insurance Company effective May 1, 2001 to the Participation
                  Agreement dated September 1, 2000; and Amendment among Franklin Templeton Variable Insurance
                  Products Trust, Franklin Templeton Distributors, Inc. and COVA Financial Services Life Insurance
                  Company effective June 5, 2007 to the Participation Agreement dated September 1, 2000 (27)

9.        (i)     Opinion of Counsel (24)

          (ii)    Opinion and Consent of Counsel (General American Life Insurance Company)(21)

10.       (i)     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                  Registrant and the Guarantor (filed herewith)


          (ii)    Consent of Independent Registered Public Accounting Firm (MetLife, Inc.) (filed herewith)


11.               Not Applicable.

12.               Agreement Governing Contribution (1)

13.       (i)     Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffman, Charles V. Curcio,
                  Margaret C Fechtmann, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke
                  and Jeffrey A. Tupper (24)

          (ii)    Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell,
                  William J. Mullaney, James L. Lipscomb, Catherine A. Rein, Stanley J. Talbi, Michael J. Vietri, William
                  J. Wheeler, Anthony J. Williamson, Charles V. Curcio and Joseph J. Prochaska, Jr.(24)

          (iii)   Power of Attorney (General American Life Insurance Company) for James J. Reilly (28)


          (iv)    Power of Attorney (MetLife Investors Insurance Company) for James J. Reilly (29)

          (v)     Power of Attorney (MetLife Investors Insurance Company) for Bennett D. Kleinberg (filed herewith)


      (1)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                  Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

      (2)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                  Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

      (3)         incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4/A (File Nos.
                  333-34741 and 811-05200) as electronically filed on November 20, 1997.

      (4)         incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741
                  and 811-05200) as electronically filed on January 26, 1998.

      (5)         incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as
                  electronically filed on November 22, 2000.

      (6)         incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as
                  electronically filed on August 29, 1997.

      (7)         incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
                  333-50540 and 811-05200) as electronically filed on March 6, 2001.

      (8)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File
                  Nos. 333-54358 and 811-05200) as electronically filed on April 30, 2003.

      (9)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File
                  Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

     (10)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                  Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004.

     (11)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                  Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.


(12)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on November 2, 2004.

(13)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

(14)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

(15)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.

(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on October 7, 2005.

(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
         Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.

(19)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
         24, 2006.

(20)     incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's
         Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed July 27, 2006.

(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on July 28, 2006.

(22)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 19, 2007.

(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 19, 2007.

(24)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 19, 2007.

(25)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

(26)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-51950 and 811-05200) filed electronically on October 31, 2007.

(27)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 22, 2008.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.


(29)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-54358 and 811-08306) as electronically filed on December 5, 2008.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

George Foulke                           Director
334 Madison Avenue
Convent Station, NJ 07961


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President and Director
1095 Avenue of the Americas
New York, NY 10016

Bennett D. Kleinberg                    Vice President and Director
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Richard C. Pearson                      Vice President,
5 Park Plaza, Suite 1900                Associate General Counsel, Secretary and Director
Irvine, CA 92614

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07967

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Eric T. Steigerwalt                     Treasurer
1095 Avenue of the Americas
New York, NY 10016

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Stewart M. Ashkenazy                    Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10016

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

George Luecke                           Vice President, Annuity Finance
1095 Avenue of the Americas
New York, NY 10036

Jeffrey N. Altman                       Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Betty E. Davis                          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Marian J. Zeldin                        Vice President
300 Davidson Avenue
Somerset, NY 08873

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Lisa S. Kuklinski                       Vice President
1095 Avenue of the Americas
New York, NY 10036



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2009, there were 6,950 qualified contract owners and 8,873 non-qualified contract owners of Class A contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




    Met Investors Series Trust
       MetLife Investors USA Separate Account A

       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One

       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One

       MetLife Investors Variable Life Account Five

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance

       MetLife of CT Fund UL III for Variable Life Insurance

       MetLife of CT Separate Account Eleven for Variable Annuities

       Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL

Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D

Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I



  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

John C. Kennedy                         Senior Vice President, National Sales Manager, Bank and
1 MetLife Plaza                         Broker/Dealer
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1 MetLife Plaza                         and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036

  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $85,020,359         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Irvine, and State of California, on this 14th day of April, 2009.

METLIFE INVESTORS VARIABLE ANNUITY
ACCOUNT ONE
(Registrant)


By: METLIFE INVESTORS INSURANCE COMPANY

By: /s/ Richard C. Pearson
    ------------------------------------
    Richard C. Pearson
    Vice President and Associate General
    Counsel


METLIFE INVESTORS INSURANCE COMPANY
(Depositor)


By: /s/ Richard C. Pearson
    ------------------------------------
    Richard C. Pearson
    Vice President and Associate General
    Counsel

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 14, 2009.

/s/ Michael K. Farrell*                 Chairman of the Board, Chief Executive
------------------------------------    Officer, President and Director
Michael K. Farrell


/s/ Jay S. Kaduson*                     Director and Vice President
-------------------------------------
Jay S. Kaduson


/s/ James J. Reilly*                    Vice President-Finance (principal
-------------------------------------   financial officer and principal
James J. Reilly                         accounting officer)


/s/ Susan A. Buffum*                    Director
-------------------------------------
Susan A. Buffum


/s/ Elizabeth M. Forget*                Director
------------------------------------
Elizabeth M. Forget


/s/ George Foulke*                      Director
-------------------------------------
George Foulke


/s/ Paul A. Sylvester*                  Director
-------------------------------------
Paul A. Sylvester


/s/ Richard C. Pearson*                 Director, Vice President, Associate
-------------------------------------   General Counsel and Secretary
Richard C. Pearson


/s/ Jeffrey A. Tupper*                  Director and Assistant Vice President
-------------------------------------
Jeffrey A. Tupper


/s/ Bennett D. Kleinberg*
-------------------------------------   Director and Vice President
Bennett D. Kleinberg


*By: /s/ Michele H. Abate
     -----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 14, 2009

* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(i) on April 19, 2007, except the power of attorney for James J. Reilly, which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(iv) on December 5, 2008, and the power of attorney for Bennett D. Kleinberg, which is filed herewith.

     As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of St. Louis, and State of Missouri, on this 14th day of April, 2009.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)


By: /s/ William C. Lane
    ------------------------------------
    William C. Lane
    Vice President and Associate General
    Counsel

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 14, 2009.


/s/ Lisa M. Weber*                      Chairman of the Board, Chief Executive
-------------------------------------   Officer, President and Director
Lisa M. Weber


/s/ Michael K. Farrell*                 Director
-------------------------------------
Michael K. Farrell


/s/ William J. Mullaney*                Director
-------------------------------------
William J. Mullaney


/s/ James L. Lipscomb*                  Director
-------------------------------------
James L. Lipscomb


/s/ Joseph J. Prochaska, Jr.*           Executive Vice President and Chief
-------------------------------------   Accounting Officer
Joseph J. Prochaska, Jr.


/s/ Stanley J. Talbi*                   Director
-------------------------------------
Stanley J. Talbi


/s/ Michael J. Vietri*                  Director
-------------------------------------
Michael J. Vietri


/s/ William J. Wheeler*                 Director
-------------------------------------
William J. Wheeler


/s/ James J. Reilly*                    Vice President (principal financial
-------------------------------------   officer)
James J. Reilly



-------------------------------------   Senior Vice President, Treasurer and
Eric T. Steigerwalt                     Director


*By: /s/ Michele H. Abate
     -----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 14, 2009

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(ii) on April 19, 2007, except for the Power of Attorney for James J. Reilly, which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-54358/811-05200) filed as Exhibit 13(iii) on April 22, 2008.

INDEX TO EXHIBITS
10(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor


10(ii) Consent of Independent Registered Public Accounting Firm (Metlife Inc.)
       (Deloitte & Touche LLP)


13(v) Power of Attorney for Bennett D. Kleinberg (MetLife Investors Insurance Company)